UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05962

Name of Registrant: Vanguard Variable Insurance Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31
Date of reporting period: March 31, 2015

Item 1: Schedule of Investments

Vanguard High Yield Bond Portfolio

Schedule of Investments
As of March 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.5%)
U.S. Government Securities (1.5%)
	United States Treasury Note/Bond	0.375%	5/31/16	4,090	4,091
	United States Treasury Note/Bond	0.875%	11/30/16	4,060	4,086
Total U.S. Government and Agency Obligations (Cost $8,174)					8,177
Asset-Backed/Commercial Mortgage-Backed Security (0.4%)
1	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. (Cost $1,926)	5.500%	4/1/23	1,928	1,991
Corporate Bonds (94.1%)
Finance (12.9%)
	Banking (3.0%)
	Ally Financial Inc.	5.125%	9/30/24	580	597
[1,2] Credit Suisse Group AG		6.250%	12/29/49	2,940	2,896
1	HSBC Holdings plc	5.625%	12/29/49	1,150	1,169
1	HSBC Holdings plc	6.375%	12/29/49	2,305	2,363
	Royal Bank of Scotland Group plc	6.125%	12/15/22	3,515	3,956
	Royal Bank of Scotland Group plc	6.000%	12/19/23	715	792
	Royal Bank of Scotland Group plc	5.125%	5/28/24	1,025	1,073
[1,2] Societe Generale SA		6.000%	10/27/49	1,930	1,824
	UBS AG	7.625%	8/17/22	1,305	1,585

	Finance Companies (8.3%)
2	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	1,480	1,493
2	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	4.500%	5/15/21	1,810	1,878
2	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	5.000%	10/1/21	755	794
	Aircastle Ltd.	6.250%	12/1/19	345	379
	Aircastle Ltd.	5.125%	3/15/21	30	31
	Aircastle Ltd.	5.500%	2/15/22	830	884
	CIT Group Inc.	5.250%	3/15/18	3,045	3,152
2	CIT Group Inc.	6.625%	4/1/18	3,005	3,223
2	CIT Group Inc.	5.500%	2/15/19	2,720	2,836
	CIT Group Inc.	3.875%	2/19/19	1,100	1,089
	CIT Group Inc.	5.375%	5/15/20	3,415	3,590
	CIT Group Inc.	5.000%	8/15/22	3,200	3,280
	Homer City Generation LP	8.734%	10/1/26	3,841	3,927
	International Lease Finance Corp.	8.750%	3/15/17	640	708
	International Lease Finance Corp.	3.875%	4/15/18	1,260	1,277
	International Lease Finance Corp.	5.875%	4/1/19	1,820	1,975
	International Lease Finance Corp.	6.250%	5/15/19	2,292	2,518
	International Lease Finance Corp.	8.250%	12/15/20	1,511	1,845
	International Lease Finance Corp.	4.625%	4/15/21	970	1,006
	International Lease Finance Corp.	8.625%	1/15/22	900	1,144
	International Lease Finance Corp.	5.875%	8/15/22	90	101
	iStar Financial Inc.	4.875%	7/1/18	295	296
	iStar Financial Inc.	5.000%	7/1/19	190	189
	Navient Corp.	8.450%	6/15/18	1,100	1,228
	Navient Corp.	5.500%	1/15/19	2,445	2,494

	Navient Corp.	8.000%	3/25/20	2,000	2,225
	Navient Corp.	7.250%	1/25/22	615	651
	Navient Corp.	5.500%	1/25/23	825	784
2	Provident Funding Associates LP / PFG
	Finance Corp.	6.750%	6/15/21	350	334

	Insurance (1.2%)
2	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,905
	Unum Group	7.375%	6/15/32	175	211
1	Voya Financial Inc.	5.650%	5/15/53	2,725	2,848
	WellCare Health Plans Inc.	5.750%	11/15/20	1,570	1,652

	Other Finance (0.2%)
2	Argos Merger Sub Inc.	7.125%	3/15/23	1,155	1,197

	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	5.625%	3/1/23	1,315	1,362
					70,761
Industrial (77.5%)
	Basic Industry (7.2%)
	AK Steel Corp.	7.625%	10/1/21	2,540	2,089
	ArcelorMittal	6.000%	8/5/20	485	512
	ArcelorMittal	6.250%	3/1/21	220	234
	ArcelorMittal	7.000%	2/25/22	560	613
[3,4] Arch Coal Inc. Bank Loan		6.250%	5/16/18	3,455	2,665
	Axiall Corp.	4.875%	5/15/23	230	227
2	Cascades Inc.	5.500%	7/15/22	300	306
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	180	180
[2,5] Constellium NV		4.625%	5/15/21	125	127
2	Constellium NV	8.000%	1/15/23	1,520	1,596
	Eagle Spinco Inc.	4.625%	2/15/21	760	751
2	FMG Resources August 2006 Pty Ltd.	6.875%	4/1/22	5,260	4,011
	Hexion US Finance Corp.	6.625%	4/15/20	4,055	3,710
2	Huntsman International LLC	5.125%	11/15/22	1,165	1,165
2	INEOS Finance plc	8.375%	2/15/19	1,225	1,302
2	INEOS Finance plc	7.500%	5/1/20	2,740	2,884
[2,5] INEOS Group Holdings SA		5.750%	2/15/19	790	859
2	INEOS Group Holdings SA	5.875%	2/15/19	1,385	1,368
	Novelis Inc.	8.375%	12/15/17	1,120	1,168
	Novelis Inc.	8.750%	12/15/20	2,715	2,908
	Peabody Energy Corp.	6.000%	11/15/18	390	306
	Peabody Energy Corp.	6.500%	9/15/20	120	73
	Peabody Energy Corp.	6.250%	11/15/21	240	148
2	Peabody Energy Corp.	10.000%	3/15/22	1,600	1,416
	Peabody Energy Corp.	7.875%	11/1/26	1,570	962
2	Steel Dynamics Inc.	5.125%	10/1/21	1,320	1,327
2	Steel Dynamics Inc.	5.500%	10/1/24	1,185	1,203
	United States Steel Corp.	7.375%	4/1/20	1,220	1,238
	United States Steel Corp.	6.875%	4/1/21	1,080	1,066
	United States Steel Corp.	6.650%	6/1/37	460	399
[2,5] VWR Funding Inc.		4.625%	4/15/22	2,525	2,671

	Capital Goods (4.9%)
2	Ardagh Packaging Finance plc	9.125%	10/15/20	880	944
2	Ashtead Capital Inc.	6.500%	7/15/22	825	875
2	BlueLine Rental Finance Corp.	7.000%	2/1/19	325	336
2	Building Materials Corp. of America	6.750%	5/1/21	2,289	2,432

2	Building Materials Corp. of America	5.375%	11/15/24	1,085	1,101
	Case New Holland Inc.	7.875%	12/1/17	2,660	2,946
2	Cemex SAB de CV	6.125%	5/5/25	2,670	2,697
	Clean Harbors Inc.	5.250%	8/1/20	2,006	2,051
	Clean Harbors Inc.	5.125%	6/1/21	1,493	1,519
	CNH Industrial Capital LLC	3.625%	4/15/18	1,145	1,148
2	CNH Industrial Capital LLC	3.375%	7/15/19	257	251
2	HD Supply Inc.	5.250%	12/15/21	1,265	1,309
	Huntington Ingalls Industries Inc.	7.125%	3/15/21	1,380	1,490
	Masco Corp.	7.750%	8/1/29	480	569
	Masco Corp.	6.500%	8/15/32	120	128
	Owens Corning	9.000%	6/15/19	143	174
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	150	155
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	1,165	1,225
	United Rentals Inc.	4.625%	7/15/23	370	374
	United Rentals North America Inc.	7.375%	5/15/20	1,755	1,895
	United Rentals North America Inc.	8.250%	2/1/21	65	71
	United Rentals North America Inc.	7.625%	4/15/22	1,470	1,613
	United Rentals North America Inc.	6.125%	6/15/23	355	377
	United Rentals North America Inc.	5.500%	7/15/25	475	484
2	USG Corp.	5.500%	3/1/25	185	188
	Vulcan Materials Co.	7.150%	11/30/37	220	242

	Communication (23.5%)
2	Altice Financing SA	6.625%	2/15/23	615	633
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	7.000%	1/15/19	911	949
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	6.500%	4/30/21	275	288
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.250%	9/30/22	365	373
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.125%	2/15/23	400	405
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	9/1/23	1,150	1,196
	CCO Holdings LLC / CCO Holdings Capital
	Corp.	5.750%	1/15/24	145	151
	CCOH Safari LLC	5.500%	12/1/22	860	879
2	Cequel Communications Holdings I LLC /
	Cequel Capital Corp.	5.125%	12/15/21	1,935	1,930
[3,4] Charter Communications Operating, LLC
	Bank Loan	4.250%	8/12/21	3,480	3,505
	Crown Castle International Corp.	4.875%	4/15/22	1,275	1,320
	CSC Holdings LLC	7.875%	2/15/18	1,090	1,228
	CSC Holdings LLC	7.625%	7/15/18	1,685	1,900
	CSC Holdings LLC	8.625%	2/15/19	895	1,038
	CSC Holdings LLC	6.750%	11/15/21	510	567
	DISH DBS Corp.	7.875%	9/1/19	795	894
	DISH DBS Corp.	6.750%	6/1/21	3,230	3,424
	DISH DBS Corp.	5.875%	7/15/22	2,805	2,840
	DISH DBS Corp.	5.000%	3/15/23	525	509
	DISH DBS Corp.	5.875%	11/15/24	245	246
	Embarq Corp.	7.995%	6/1/36	720	859
	Gannett Co. Inc.	5.125%	10/15/19	750	782
	Gannett Co. Inc.	5.125%	7/15/20	1,995	2,080
2	Gannett Co. Inc.	4.875%	9/15/21	135	138

	Gannett Co. Inc.	6.375%	10/15/23	1,760	1,907
2	Gannett Co. Inc.	5.500%	9/15/24	65	68
	Hughes Satellite Systems Corp.	6.500%	6/15/19	3,077	3,362
	IAC/InterActiveCorp	4.875%	11/30/18	640	659
	IAC/InterActiveCorp	4.750%	12/15/22	570	566
2	Inmarsat Finance plc	4.875%	5/15/22	1,115	1,112
	Intelsat Jackson Holdings SA	7.250%	4/1/19	3,625	3,761
	Intelsat Jackson Holdings SA	7.250%	10/15/20	4,165	4,290
	Intelsat Jackson Holdings SA	7.500%	4/1/21	2,505	2,586
	Intelsat Jackson Holdings SA	5.500%	8/1/23	1,540	1,451
	Lamar Media Corp.	5.875%	2/1/22	585	613
	Lamar Media Corp.	5.000%	5/1/23	1,070	1,089
	Level 3 Escrow II Inc.	5.375%	8/15/22	2,515	2,578
	Level 3 Financing Inc.	6.125%	1/15/21	130	136
2	Level 3 Financing Inc.	5.625%	2/1/23	870	896
[3,4] Level 3 Financing, Inc. Bank Loan		4.000%	1/15/20	1,271	1,273
	Liberty Interactive LLC	8.500%	7/15/29	1,225	1,369
	Liberty Interactive LLC	8.250%	2/1/30	3,170	3,483
	MetroPCS Wireless Inc.	6.625%	11/15/20	2,175	2,270
	National CineMedia LLC	6.000%	4/15/22	1,095	1,127
2	NBCUniversal Enterprise Inc.	5.250%	3/29/49	1,940	2,061
2	Netflix Inc.	5.875%	2/15/25	1,720	1,765
2	Nielsen Finance LLC / Nielsen Finance Co.	5.000%	4/15/22	4,155	4,176
2	Numericable Group SA	4.875%	5/15/19	800	800
2	Numericable Group SA	6.000%	5/15/22	1,275	1,291
	Quebecor Media Inc.	5.750%	1/15/23	2,430	2,516
	Qwest Corp.	6.875%	9/15/33	566	568
	SBA Communications Corp.	5.625%	10/1/19	1,295	1,366
2	SBA Communications Corp.	4.875%	7/15/22	1,055	1,033
	SBA Telecommunications Inc.	5.750%	7/15/20	1,151	1,207
2	Sirius XM Radio Inc.	4.250%	5/15/20	305	301
2	Sirius XM Radio Inc.	4.625%	5/15/23	390	377
2	Softbank Corp.	4.500%	4/15/20	5,125	5,215
	Sprint Corp.	7.250%	9/15/21	2,960	2,967
	Sprint Corp.	7.875%	9/15/23	2,370	2,411
	Sprint Corp.	7.125%	6/15/24	770	753
2	Sprint Nextel Corp.	9.000%	11/15/18	3,460	3,970
2	Sprint Nextel Corp.	7.000%	3/1/20	3,820	4,221
	T-Mobile USA Inc.	5.250%	9/1/18	420	433
	T-Mobile USA Inc.	6.464%	4/28/19	1,295	1,340
	T-Mobile USA Inc.	6.633%	4/28/21	2,665	2,795
	T-Mobile USA Inc.	6.125%	1/15/22	330	340
	T-Mobile USA Inc.	6.731%	4/28/22	1,580	1,659
	T-Mobile USA Inc.	6.836%	4/28/23	90	95
	T-Mobile USA Inc.	6.500%	1/15/24	140	145
[3,4] Tribune Company Bank Loan		4.000%	12/27/20	3,417	3,416
2	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	1,190	1,241
2	Univision Communications Inc.	5.125%	2/15/25	2,720	2,778
2	UPCB Finance V Ltd.	7.250%	11/15/21	1,370	1,478
2	UPCB Finance VI Ltd.	6.875%	1/15/22	1,101	1,181
	Videotron Ltd.	9.125%	4/15/18	73	74
	Videotron Ltd.	5.000%	7/15/22	3,053	3,145
2	Videotron Ltd.	5.375%	6/15/24	215	222
2	Virgin Media Secured Finance plc	5.375%	4/15/21	1,835	1,931
2	Wind Acquisition Finance SA	4.750%	7/15/20	2,185	2,190
	Zayo Group LLC / Zayo Capital Inc.	10.125%	7/1/20	898	1,015

2	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	3,315	3,340

	Consumer Cyclical (9.0%)
2	Activision Blizzard Inc.	5.625%	9/15/21	1,200	1,276
2	Activision Blizzard Inc.	6.125%	9/15/23	1,555	1,699
	ADT Corp.	5.250%	3/15/20	300	311
	ADT Corp.	6.250%	10/15/21	2,285	2,442
2	Carlson Travel Holdings Inc.	7.500%	8/15/19	525	532
2	Carlson Wagonlit BV	6.875%	6/15/19	2,440	2,550
2	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp.	5.375%	6/1/24	835	854
	Chrysler Group LLC / CG Co-Issuer Inc.	8.000%	6/15/19	2,630	2,758
	Chrysler Group LLC / CG Co-Issuer Inc.	8.250%	6/15/21	2,355	2,614
	Dana Holding Corp.	5.375%	9/15/21	557	581
[3,4] Delta Alpha Topco Bank Loan		7.750%	7/29/22	1,650	1,639
2	Family Tree Escrow LLC	5.250%	3/1/20	230	242
2	Family Tree Escrow LLC	5.750%	3/1/23	1,495	1,573
	General Motors Financial Co. Inc.	4.750%	8/15/17	3,355	3,535
	General Motors Financial Co. Inc.	3.250%	5/15/18	440	450
	General Motors Financial Co. Inc.	6.750%	6/1/18	1,170	1,316
	General Motors Financial Co. Inc.	4.250%	5/15/23	470	488
2	Group 1 Automotive Inc.	5.000%	6/1/22	580	580
[3,4] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	148	148
[3,4] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	431	431
[3,4] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	646	647
[3,4] Hilton Worldwide Finance LLC Bank Loan		3.500%	10/26/20	81	81
[3,4] Ion Media Networks Bank Loan		4.750%	12/18/20	1,431	1,433
	KB Home	4.750%	5/15/19	830	811
	KB Home	8.000%	3/15/20	120	130
	KB Home	7.000%	12/15/21	150	153
	KB Home	7.500%	9/15/22	215	220
	KB Home	7.625%	5/15/23	1,300	1,332
	L Brands Inc.	7.000%	5/1/20	580	668
	L Brands Inc.	6.625%	4/1/21	1,430	1,634
	L Brands Inc.	5.625%	2/15/22	375	413
[3,4] La Quinta Intermediate Holdings LLC Bank
	Loan	4.000%	4/14/21	1,999	2,004
	Neiman Marcus Group Inc.	7.125%	6/1/28	1,790	1,830
2	Netflix Inc.	5.500%	2/15/22	905	925
	Penske Automotive Group Inc.	5.750%	10/1/22	242	254
	Penske Automotive Group Inc.	5.375%	12/1/24	358	369
	Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	1,486	1,573
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	605	644
	Service Corp. International	8.000%	11/15/21	1,225	1,442
	Service Corp. International	5.375%	1/15/22	905	947
2	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	450	454
2	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	450	452
	Sonic Automotive Inc.	7.000%	7/15/22	30	33
	Sonic Automotive Inc.	5.000%	5/15/23	265	262
	Tenneco Inc.	6.875%	12/15/20	1,275	1,351
[3,4] US Foods Inc. Bank Loan		4.500%	3/31/17	1,284	1,283
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	1,620	1,673

	Consumer Noncyclical (12.1%)
	Amsurg Corp.	5.625%	7/15/22	1,645	1,686
	ARAMARK Corp.	5.750%	3/15/20	1,413	1,477
2	Capsugel SA	7.000%	5/15/19	1,495	1,527

	CHS/Community Health Systems Inc.	5.125%	8/15/18	1,790	1,846
	CHS/Community Health Systems Inc.	7.125%	7/15/20	1,060	1,129
	CHS/Community Health Systems Inc.	5.125%	8/1/21	525	541
	CHS/Community Health Systems Inc.	6.875%	2/1/22	4,720	5,039
2	Endo Finance LLC / Endo Finco Inc.	6.000%	2/1/25	1,110	1,141
2	Envision Healthcare Corp.	5.125%	7/1/22	2,806	2,869
2	Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	1,325	1,438
2	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	1,070	1,172
2	Grifols Worldwide Operations Ltd.	5.250%	4/1/22	510	518
	HCA Holdings Inc.	6.250%	2/15/21	1,020	1,102
	HCA Inc.	3.750%	3/15/19	590	597
	HCA Inc.	6.500%	2/15/20	4,675	5,259
	HCA Inc.	5.875%	3/15/22	1,850	2,044
	HCA Inc.	4.750%	5/1/23	2,100	2,179
	HCA Inc.	5.875%	5/1/23	300	323
	HCA Inc.	5.375%	2/1/25	505	530
	HCA Inc.	7.690%	6/15/25	130	149
2	Hypermarcas SA	6.500%	4/20/21	2,020	2,091
2	IMS Health Inc.	6.000%	11/1/20	3,136	3,265
	Kinetic Concepts Inc / KCI USA Inc	10.500%	11/1/18	2,300	2,490
[3,4] Lands' End, Inc. Bank Loan		4.250%	3/12/21	3,544	3,404
	LifePoint Hospitals Inc.	5.500%	12/1/21	300	314
2	MPH Acquisition Holdings LLC	6.625%	4/1/22	1,345	1,395
[3,4] MPH Acquisition Holdings LLC Bank Loan		3.750%	3/31/21	1,170	1,166
	Party City Holdings Inc.	8.875%	8/1/20	3,260	3,504
2	Salix Pharmaceuticals Ltd.	6.500%	1/15/21	2,246	2,490
	Tenet Healthcare Corp.	6.250%	11/1/18	1,500	1,626
2	Tenet Healthcare Corp.	5.000%	3/1/19	1,560	1,548
2	Tenet Healthcare Corp.	5.500%	3/1/19	785	793
	Tenet Healthcare Corp.	4.750%	6/1/20	835	845
	Tenet Healthcare Corp.	4.500%	4/1/21	932	920
	Tenet Healthcare Corp.	4.375%	10/1/21	3,520	3,450
	Tenet Healthcare Corp.	8.125%	4/1/22	1,550	1,709
2	VRX Escrow Corp.	6.125%	4/15/25	2,765	2,862

	Energy (9.8%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	6.750%	5/20/20	1,190	1,255
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	7.000%	5/20/22	1,340	1,434
	Antero Resources Corp.	5.375%	11/1/21	715	697
	Antero Resources Corp.	5.125%	12/1/22	1,840	1,766
2	Antero Resources Corp.	5.625%	6/1/23	460	454
2	California Resources Corp.	5.500%	9/15/21	980	875
2	California Resources Corp.	6.000%	11/15/24	475	417
	Chesapeake Energy Corp.	6.625%	8/15/20	1,040	1,076
	Chesapeake Energy Corp.	6.125%	2/15/21	45	46
	Chesapeake Energy Corp.	4.875%	4/15/22	346	325
	Concho Resources Inc.	7.000%	1/15/21	1,032	1,084
	Concho Resources Inc.	6.500%	1/15/22	745	781
	Concho Resources Inc.	5.500%	10/1/22	2,440	2,458
2	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance Corp.	6.250%	4/1/23	1,170	1,179
	DCP Midstream Operating LP	4.950%	4/1/22	1,000	974
	DCP Midstream Operating LP	5.600%	4/1/44	875	754
	El Paso LLC	6.500%	9/15/20	845	977
	El Paso LLC	7.750%	1/15/32	740	912

[3,4] Energy Future Intermediate Holding Company
	LLCBank Loan	4.250%	6/6/16	475	477
	Energy Transfer Equity LP	7.500%	10/15/20	2,460	2,749
	EP Energy LLC / Everest Acquisition Finance
	Inc.	6.875%	5/1/19	960	982
	EP Energy LLC / Everest Acquisition Finance
	Inc.	9.375%	5/1/20	2,239	2,343
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,303	2,320
	Harvest Operations Corp.	6.875%	10/1/17	2,500	2,269
2	Kinder Morgan Inc.	5.625%	11/15/23	690	758
	Laredo Petroleum Inc.	5.625%	1/15/22	1,555	1,504
	Laredo Petroleum Inc.	7.375%	5/1/22	510	530
	Laredo Petroleum Inc.	6.250%	3/15/23	1,705	1,696
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.500%	8/15/21	331	347
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	6.250%	6/15/22	685	719
	MarkWest Energy Partners LP / MarkWest
	Energy Finance Corp.	4.875%	12/1/24	1,410	1,442
2	MEG Energy Corp.	6.500%	3/15/21	496	459
2	MEG Energy Corp.	6.375%	1/30/23	850	782
2	MEG Energy Corp.	7.000%	3/31/24	1,579	1,484
2	Paragon Offshore plc	6.750%	7/15/22	1,020	337
2	Paragon Offshore plc	7.250%	8/15/24	730	241
	QEP Resources Inc.	6.800%	3/1/20	220	227
	QEP Resources Inc.	6.875%	3/1/21	460	490
	QEP Resources Inc.	5.375%	10/1/22	235	231
	QEP Resources Inc.	5.250%	5/1/23	150	147
	Range Resources Corp.	6.750%	8/1/20	575	598
	Range Resources Corp.	5.750%	6/1/21	1,435	1,496
	Range Resources Corp.	5.000%	8/15/22	415	413
2	Rice Energy Inc.	7.250%	5/1/23	740	742
	Rosetta Resources Inc.	5.625%	5/1/21	290	273
	Rosetta Resources Inc.	5.875%	6/1/22	1,615	1,514
	Rosetta Resources Inc.	5.875%	6/1/24	305	282
2	Seadrill Ltd.	6.125%	9/15/17	2,260	1,910
2	SM Energy Co.	6.125%	11/15/22	725	725
2	Southern Star Central Corp.	5.125%	7/15/22	480	495
	Tesoro Corp.	5.125%	4/1/24	996	1,008
2	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	165	170
2	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.250%	10/15/22	1,120	1,159
	WPX Energy Inc.	6.000%	1/15/22	956	889
	WPX Energy Inc.	5.250%	9/15/24	1,994	1,755

	Technology (9.8%)
2	Alcatel-Lucent USA Inc.	4.625%	7/1/17	200	205
2	Audatex North America Inc.	6.000%	6/15/21	2,605	2,748
2	Audatex North America Inc.	6.125%	11/1/23	995	1,054
[3,4] Avago Technologies Limited Bank Loan		3.750%	5/6/21	5	5
[3,4] Avago Technologies Limited Bank Loan		3.750%	5/6/21	1,856	1,859
	CDW LLC / CDW Finance Corp.	6.000%	8/15/22	3,865	4,116
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	730	741
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	485	505
	Equinix Inc.	4.875%	4/1/20	315	326
	Equinix Inc.	5.375%	4/1/23	680	704
2	First Data Corp.	7.375%	6/15/19	2,525	2,636

2	First Data Corp.	8.875%	8/15/20	451	478
2	First Data Corp.	6.750%	11/1/20	1,184	1,258
2	First Data Corp.	8.250%	1/15/21	3,610	3,867
	First Data Corp.	11.250%	1/15/21	310	352
	First Data Corp.	12.625%	1/15/21	1,510	1,791
	First Data Corp.	11.750%	8/15/21	503	581
[3,4] First Data Corp. Bank Loan		3.674%	3/23/18	2,198	2,196
	Flextronics International Ltd.	4.625%	2/15/20	800	832
	Flextronics International Ltd.	5.000%	2/15/23	735	777
2	Freescale Semiconductor Inc.	5.000%	5/15/21	1,720	1,815
2	Freescale Semiconductor Inc.	6.000%	1/15/22	725	789
3	Freescale Semiconductor Inc. Bank Loan	4.250%	3/1/20	7	7
[3,4] Freescale Semiconductor Inc. Bank Loan		4.250%	3/1/20	2,834	2,839
[3,4] Infor (US) Inc. Bank Loan		3.750%	4/5/18	519	514
2	Infor Software Parent LLC	7.125%	5/1/21	530	525
	Infor US Inc.	11.500%	7/15/18	1,292	1,395
	Infor US Inc.	9.375%	4/1/19	1,255	1,346
2	Infor US Inc.	6.500%	5/15/22	1,550	1,591
[2,6] Iron Mountain Europe plc		6.125%	9/15/22	755	1,181
	Iron Mountain Inc.	5.750%	8/15/24	825	836
	NCR Corp.	4.625%	2/15/21	2,085	2,093
2	NXP BV / NXP Funding LLC	3.750%	6/1/18	1,190	1,214
2	NXP BV / NXP Funding LLC	5.750%	3/15/23	255	272
2	Open Text Corp.	5.625%	1/15/23	970	1,005
2	Sensata Technologies BV	5.625%	11/1/24	70	75
2	Sensata Technologies BV	5.000%	10/1/25	1,500	1,511
	SunGard Data Systems Inc.	7.375%	11/15/18	763	795
	SunGard Data Systems Inc.	6.625%	11/1/19	3,690	3,805
	SunGard Data Systems Inc.	7.625%	11/15/20	2,975	3,146

	Transportation (1.2%)
2	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.125%	6/1/22	950	956
1	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	532	567
	Hertz Corp.	4.250%	4/1/18	270	273
	Hertz Corp.	6.750%	4/15/19	2,000	2,077
	Hertz Corp.	5.875%	10/15/20	195	201
	Hertz Corp.	7.375%	1/15/21	2,230	2,347
					423,732
Utilities (3.7%)
	Electric (3.7%)
	AES Corp.	8.000%	10/15/17	153	177
	AES Corp.	8.000%	6/1/20	815	935
	AES Corp.	4.875%	5/15/23	600	587
	AES Corp.	5.500%	3/15/24	2,570	2,589
2	Calpine Corp.	6.000%	1/15/22	500	535
	Calpine Corp.	5.375%	1/15/23	125	125
2	Calpine Corp.	5.875%	1/15/24	285	309
	Calpine Corp.	5.750%	1/15/25	3,515	3,555
	DPL Inc.	7.250%	10/15/21	3,070	3,266
2	Dynegy Finance I Inc / Dynegy Finance II Inc	7.375%	11/1/22	1,540	1,621
2	Dynegy Finance I Inc / Dynegy Finance II Inc	7.625%	11/1/24	565	596
	Dynegy Inc.	5.875%	6/1/23	1,195	1,165
	GenOn Energy Inc.	7.875%	6/15/17	575	577
	GenOn Energy Inc.	9.500%	10/15/18	1,800	1,841
	GenOn Energy Inc.	9.875%	10/15/20	745	760

NRG Energy Inc.	7.875%	5/15/21	190	204
NRG Energy Inc.	6.250%	7/15/22	775	796
NRG Energy Inc.	6.625%	3/15/23	300	309
NRG Energy Inc.	6.250%	5/1/24	585	589
				20,536
Total Corporate Bonds (Cost $507,269)				515,029
				Market
				Value
	Coupon		Shares	($000)
Preferred Stocks (1.1%)
GMAC Capital Trust I Pfd.	8.125%		136,650	3,589
Hartford Financial Services Group Inc. Pfd.	7.875%		80,600	2,480
Citigroup Capital XIII Pfd.	7.875%		7,975	211
Total Preferred Stocks (Cost $5,807)				6,280
Other (0.0%)
* MediaNews Group Inc. Warrants Exp. 03/19/2017
(Cost $778)			2,084	1
Temporary Cash Investment (1.8%)
			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (1.8%)
Bank of America Securities, LLC
(Dated 3/31/15, Repurchase Value
$9,700,000, collateralized by U.S. Treasury
Note/Bond 7.500%, 11/15/16, with a value
of $9,894,000) (Cost $9,700)	0.120%	4/1/15	9,700	9,700
Total Investments (98.9%) (Cost $533,654)				541,178
Other Assets and Liabilities-Net (1.1%)				5,774
Net Assets (100%)				546,952

* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate value of these securities was $165,770,000, representing 30.3% of net assets.
3 Adjustable-rate security.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At March 31, 2015, the aggregate value of these securities was $30,985,000, representing 5.7% of net assets.
5 Face amount denominated in euro.
6 Face amount denominated in British pounds.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,177	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,991	—
Corporate Bonds	—	515,029	—
Preferred Stocks	—	6,280	—
Other	—	—	1
Temporary Cash Investments	—	9,700	—
Forward Currency Contracts--Assets	—	27	—
Forward Currency Contracts--Liabilities	—	(14)	—
Total	—	541,190	1

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

			Contract Amount (000)
						Unrealized
						Appreciation
	Contract					(Depreciation)
Counterparty	Settlement Date		Receive		Deliver	($000)
UBS AG	6/17/15	USD	2,173	EUR	2,032	(14)
BNP Paribas	4/30/15	USD	1,456	EUR	1,332	23
UBS AG	4/30/15	USD	1,148	GBP	771	4
						13
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. At March 31, 2015, the cost of investment securities for tax purposes was $533,654,000. Net unrealized appreciation of investment securities for tax purposes was $7,524,000, consisting of unrealized gains of $16,286,000 on securities that had risen in value since their purchase and $8,762,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Money Market Portfolio

Schedule of Investments
As of March 31, 2015

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (42.2%)
2	Fannie Mae Discount Notes	0.065%	4/6/15	4,578	4,578
2	Fannie Mae Discount Notes	0.065%	5/1/15	1,897	1,897
2	Fannie Mae Discount Notes	0.070%	5/18/15	7,000	6,999
2	Fannie Mae Discount Notes	0.190%	6/24/15	4,000	3,998
3	Federal Home Loan Bank Discount Notes	0.073%–0.075%	4/6/15	6,209	6,209
3	Federal Home Loan Bank Discount Notes	0.080%	4/9/15	3,600	3,600
3	Federal Home Loan Bank Discount Notes	0.063%–0.075%	4/10/15	10,497	10,497
3	Federal Home Loan Bank Discount Notes	0.068%–0.080%	4/15/15	12,606	12,606
3	Federal Home Loan Bank Discount Notes	0.065%–0.067%	4/17/15	8,306	8,306
3	Federal Home Loan Bank Discount Notes	0.065%	4/21/15	999	999
3	Federal Home Loan Bank Discount Notes	0.060%	4/22/15	2,475	2,475
3	Federal Home Loan Bank Discount Notes	0.064%–0.070%	4/24/15	10,099	10,099
3	Federal Home Loan Bank Discount Notes	0.100%	4/27/15	900	900
3	Federal Home Loan Bank Discount Notes	0.080%	4/29/15	2,174	2,174
3	Federal Home Loan Bank Discount Notes	0.062%	5/1/15	2,211	2,211
3	Federal Home Loan Bank Discount Notes	0.057%	5/6/15	10,000	9,999
3	Federal Home Loan Bank Discount Notes	0.060%–0.085%	5/8/15	22,763	22,761
3	Federal Home Loan Bank Discount Notes	0.070%–0.085%	5/12/15	5,425	5,425
3	Federal Home Loan Bank Discount Notes	0.070%	5/15/15	7,000	6,999
3	Federal Home Loan Bank Discount Notes	0.085%	5/18/15	5,000	4,999
3	Federal Home Loan Bank Discount Notes	0.080%–0.099%	5/20/15	11,450	11,449
3	Federal Home Loan Bank Discount Notes	0.080%	5/22/15	6,899	6,898
3	Federal Home Loan Bank Discount Notes	0.069%	5/27/15	5,000	4,999
[2,4] Federal National Mortgage Assn.		0.143%	8/5/15	15,000	14,999
2	Freddie Mac Discount Notes	0.075%	4/1/15	441	441
2	Freddie Mac Discount Notes	0.070%	4/6/15	1,600	1,600
2	Freddie Mac Discount Notes	0.070%	5/13/15	3,453	3,453
	United States Treasury Bill	0.052%	4/30/15	10,000	10,000
	United States Treasury Bill	0.068%–0.070%	5/21/15	15,000	14,999
	United States Treasury Bill	0.155%	6/25/15	15,000	14,994
	United States Treasury Bill	0.135%	7/2/15	20,000	19,993
	United States Treasury Bill	0.160%	9/17/15	8,000	7,994
4	United States Treasury Floating Rate Note	0.080%	1/31/16	3,000	2,999
4	United States Treasury Floating Rate Note	0.104%	4/30/16	2,000	2,000
4	United States Treasury Floating Rate Note	0.088%	10/31/16	14,500	14,488
4	United States Treasury Floating Rate Note	0.119%	1/31/17	24,296	24,295
	United States Treasury Note/Bond	0.375%	4/15/15	2,444	2,444
	United States Treasury Note/Bond	2.500%	4/30/15	24,850	24,898
	United States Treasury Note/Bond	0.125%	4/30/15	11,877	11,877
	United States Treasury Note/Bond	4.125%	5/15/15	12,045	12,104
	United States Treasury Note/Bond	0.250%	5/15/15	8,250	8,252
	United States Treasury Note/Bond	2.125%	5/31/15	47,944	48,106
	United States Treasury Note/Bond	0.250%	5/31/15	40,250	40,261
	United States Treasury Note/Bond	0.375%	6/15/15	20,395	20,407
	United States Treasury Note/Bond	1.875%	6/30/15	5,000	5,022
	United States Treasury Note/Bond	0.375%	6/30/15	14,000	14,010
	United States Treasury Note/Bond	4.250%	8/15/15	3,122	3,170
	United States Treasury Note/Bond	1.250%	8/31/15	3,500	3,517
Total U.S. Government and Agency Obligations (Cost $477,400)					477,400

Vanguard Money Market Portfolio

Commercial Paper (27.7%)
Finance—Auto (3.9%)
	American Honda Finance Corp.	0.140%	5/6/15	750	750
	American Honda Finance Corp.	0.150%	5/22/15	2,000	1,999
	American Honda Finance Corp.	0.140%–0.150%	5/26/15	2,250	2,249
	American Honda Finance Corp.	0.150%	6/4/15	1,500	1,500
	American Honda Finance Corp.	0.150%	6/5/15	1,500	1,499
5	BMW US Capital LLC	0.140%	6/3/15	500	500
5	BMW US Capital LLC	0.140%	6/4/15	5,000	4,999
5	BMW US Capital LLC	0.140%	6/5/15	500	500
5	BMW US Capital LLC	0.140%	6/8/15	1,500	1,500
5	BMW US Capital LLC	0.140%	6/9/15	500	500
5	BMW US Capital LLC	0.160%	6/22/15	1,000	1,000
5	BMW US Capital LLC	0.160%	6/23/15	500	500
5	BMW US Capital LLC	0.160%	6/25/15	250	250
5	BMW US Capital LLC	0.160%	7/2/15	2,000	1,999
5	BMW US Capital LLC	0.160%	7/6/15	11,500	11,495
4	Toyota Motor Credit Corp.	0.224%	4/2/15	1,500	1,500
4	Toyota Motor Credit Corp.	0.218%	4/27/15	1,000	1,000
4	Toyota Motor Credit Corp.	0.223%	5/6/15	1,000	1,000
4	Toyota Motor Credit Corp.	0.232%	6/1/15	4,000	4,000
	Toyota Motor Credit Corp.	0.170%	7/2/15	2,000	1,999
	Toyota Motor Credit Corp.	0.291%	8/3/15	1,000	999
	Toyota Motor Credit Corp.	0.250%	8/20/15	2,250	2,248
					43,986
Finance—Other (1.8%)
	General Electric Capital Corp.	0.220%	5/4/15	500	500
4	General Electric Capital Corp.	0.235%	6/9/15	4,000	4,000
4	General Electric Capital Corp.	0.235%	6/16/15	5,000	5,000
4	General Electric Capital Corp.	0.235%	7/15/15	1,500	1,500
	General Electric Capital Corp.	0.281%	8/3/15	4,000	3,996
	General Electric Capital Corp.	0.281%	8/4/15	2,000	1,998
	General Electric Capital Corp.	0.270%	8/24/15	2,000	1,998
	General Electric Capital Corp.	0.301%	9/17/15	250	250
	General Electric Capital Corp.	0.301%	9/24/15	1,250	1,248
					20,490
Foreign Banks (11.3%)
[4,5] Australia & New Zealand Banking Group, Ltd.		0.203%	4/23/15	3,000	3,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.245%	5/7/15	3,000	3,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.240%	5/14/15	2,500	2,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.226%	7/27/15	2,000	2,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.233%	8/4/15	4,000	4,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.256%	10/27/15	2,000	2,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.263%	11/3/15	3,500	3,500
[4,5] Australia & New Zealand Banking Group, Ltd.		0.285%	1/15/16	4,000	3,999
[4,5] Australia & New Zealand Banking Group, Ltd.		0.288%	1/29/16	2,000	2,000
[4,5] Australia & New Zealand Banking Group, Ltd.		0.288%	1/29/16	3,000	3,000
[4,5] Bank of Nova Scotia		0.253%	10/5/15	3,500	3,500
[4,5] Commonwealth Bank of Australia		0.226%	5/20/15	7,000	7,000
[4,5] Commonwealth Bank of Australia		0.253%	5/22/15	1,000	1,000
[4,5] Commonwealth Bank of Australia		0.238%	5/28/15	3,000	3,000
[4,5] Commonwealth Bank of Australia		0.233%	6/3/15	3,000	3,000
5	Commonwealth Bank of Australia	0.250%	7/2/15	3,000	2,998
[4,5] Commonwealth Bank of Australia		0.256%	10/6/15	2,000	2,000
[4,5] Commonwealth Bank of Australia		0.252%	10/9/15	2,000	2,000
[4,5] Commonwealth Bank of Australia		0.257%	10/13/15	3,000	3,000
[4,5] Commonwealth Bank of Australia		0.277%	2/19/16	2,000	2,000

Vanguard Money Market Portfolio

[4,5] Commonwealth Bank of Australia		0.296%	3/14/16	2,250	2,250
5	DNB Bank ASA	0.205%	5/27/15	5,000	4,998
[4,5] National Australia Bank Ltd.		0.227%	5/18/15	1,000	1,000
[4,5] National Australia Bank Ltd.		0.257%	6/18/15	8,000	8,000
5	National Australia Bank Ltd.	0.270%	8/25/15	10,000	9,989
5	Nordea Bank AB	0.245%	5/26/15	3,000	2,999
5	Skandinaviska Enskilda Banken AB	0.225%	5/21/15	3,500	3,499
5	Skandinaviska Enskilda Banken AB	0.225%	5/22/15	3,500	3,499
	Swedbank AB	0.200%	4/8/15	3,000	3,000
[4,5] Westpac Banking Corp.		0.255%	4/9/15	4,500	4,500
[4,5] Westpac Banking Corp.		0.235%	6/15/15	5,000	5,000
5	Westpac Banking Corp.	0.240%	6/19/15	3,000	2,998
[4,5] Westpac Banking Corp.		0.262%	9/2/15	7,000	7,000
[4,5] Westpac Banking Corp.		0.264%	9/15/15	7,000	7,000
[4,5] Westpac Banking Corp.		0.283%	2/22/16	3,500	3,500
					127,729
Foreign Governments (4.6%)
5	CDP Financial Inc.	0.200%	5/20/15	1,000	1,000
5	CDP Financial Inc.	0.200%	6/2/15	1,000	1,000
5	CDP Financial Inc.	0.150%	6/16/15	5,000	4,998
5	CDP Financial Inc.	0.230%	7/2/15	750	749
5	CDP Financial Inc.	0.230%	7/20/15	1,000	999
5	CDP Financial Inc.	0.180%–0.230%	7/21/15	1,750	1,749
5	CDP Financial Inc.	0.180%	7/22/15	7,000	6,996
5	CDP Financial Inc.	0.230%	7/23/15	250	250
6	CPPIB Capital Inc.	0.140%	5/5/15	2,250	2,250
6	CPPIB Capital Inc.	0.140%	5/6/15	1,750	1,750
6	CPPIB Capital Inc.	0.140%	5/11/15	5,000	4,999
6	CPPIB Capital Inc.	0.140%	5/14/15	750	750
6	CPPIB Capital Inc.	0.140%	5/19/15	250	250
6	CPPIB Capital Inc.	0.140%	5/20/15	500	500
6	CPPIB Capital Inc.	0.140%	5/21/15	500	500
6	CPPIB Capital Inc.	0.140%–0.160%	5/26/15	2,500	2,499
6	CPPIB Capital Inc.	0.140%	5/27/15	500	500
6	CPPIB Capital Inc.	0.140%	5/28/15	250	250
6	CPPIB Capital Inc.	0.140%–0.150%	6/1/15	2,250	2,249
6	CPPIB Capital Inc.	0.140%	6/2/15	500	500
6	CPPIB Capital Inc.	0.140%	6/4/15	750	750
6	CPPIB Capital Inc.	0.140%	6/8/15	1,000	1,000
6	CPPIB Capital Inc.	0.140%	6/9/15	1,000	1,000
6	CPPIB Capital Inc.	0.140%	6/10/15	750	750
6	CPPIB Capital Inc.	0.140%	6/23/15	250	250
6	PSP Capital Inc.	0.160%	5/12/15	500	500
6	PSP Capital Inc.	0.140%	6/8/15	500	500
6	PSP Capital Inc.	0.140%	6/15/15	500	500
6	PSP Capital Inc.	0.180%	6/17/15	250	250
6	PSP Capital Inc.	0.160%	7/6/15	500	500
6	PSP Capital Inc.	0.170%	7/7/15	250	250
6	PSP Capital Inc.	0.240%	8/17/15	500	499
6	PSP Capital Inc.	0.240%	8/20/15	1,000	999
6	PSP Capital Inc.	0.270%	9/17/15	1,000	999
6	PSP Capital Inc.	0.270%	9/21/15	500	499
5	Quebec	0.140%	6/17/15	7,898	7,895
					51,879
Foreign Industrial (2.7%)
5	Nestle Capital Corp.	0.251%	7/15/15	5,000	4,996
5	Nestle Capital Corp.	0.251%	7/17/15	2,500	2,498

Vanguard Money Market Portfolio

5 Nestle Capital Corp.	0.175%	8/7/15	1,500	1,499
Nestle Finance International Ltd.	0.150%	6/18/15	1,000	1,000
Nestle Finance International Ltd.	0.175%	8/3/15	1,000	1,000
Nestle Finance International Ltd.	0.175%	8/4/15	1,000	999
Nestle Finance International Ltd.	0.175%	8/5/15	1,500	1,499
Nestle Finance International Ltd.	0.175%	8/6/15	1,000	999
5 Reckitt Benckiser Treasury Services plc	0.130%	6/10/15	500	500
5 Reckitt Benckiser Treasury Services plc	0.180%	6/12/15	4,000	3,999
5 Siemens Capital Co. LLC	0.130%	4/16/15	1,750	1,750
5 Siemens Capital Co. LLC	0.130%	6/26/15	6,000	5,998
5 Total Capital Canada Ltd.	0.120%	6/22/15	2,250	2,249
Toyota Credit Canada Inc.	0.311%	8/10/15	1,000	999
5 Unilever Capital Corp.	0.120%	6/8/15	750	750
				30,735
Industrial (3.4%)
5 Chevron Corp.	0.150%	6/18/15	750	750
5 Chevron Corp.	0.150%	6/24/15	1,000	1,000
5 Emerson Electric Co.	0.120%	5/15/15	4,000	3,999
5 Emerson Electric Co.	0.120%	5/19/15	500	500
5 Emerson Electric Co.	0.140%	5/22/15	500	500
5 Honeywell International Inc.	0.130%	5/28/15	500	500
5 Pfizer Inc	0.150%	7/2/15	2,000	1,999
5 Qualcomm Inc.	0.130%	6/22/15	1,000	1,000
5 Qualcomm Inc.	0.130%	6/23/15	500	500
5 The Coca-Cola Co.	0.190%	4/9/15	1,500	1,500
5 The Coca-Cola Co.	0.190%	4/16/15	1,000	1,000
5 The Coca-Cola Co.	0.210%	7/17/15	1,500	1,499
5 The Coca-Cola Co.	0.250%	8/6/15	3,000	2,997
5 The Coca-Cola Co.	0.250%	8/7/15	6,250	6,244
5 The Coca-Cola Co.	0.291%	9/3/15	5,500	5,493
5 The Coca-Cola Co.	0.291%	9/4/15	1,500	1,498
5 The Coca-Cola Co.	0.280%	9/10/15	750	749
5 The Coca-Cola Co.	0.270%	9/17/15	1,000	999
5 The Coca-Cola Co.	0.291%–0.300%	9/23/15	3,000	2,996
5 The Coca-Cola Co.	0.291%	9/24/15	2,000	1,997
5 The Coca-Cola Co.	0.281%	9/25/15	1,000	999
				38,719
Total Commercial Paper (Cost $313,538)				313,538
Certificates of Deposit (26.3%)
Domestic Banks (6.8%)
Citibank NA	0.220%	5/14/15	4,000	4,000
Citibank NA	0.210%	5/22/15	1,000	1,000
Citibank NA	0.180%	6/11/15	3,000	3,000
Citibank NA	0.180%	6/16/15	3,750	3,750
Citibank NA	0.180%	6/25/15	500	500
JPMorgan Chase Bank NA	0.200%	4/2/15	6,000	6,000
4 State Street Bank & Trust Co.	0.214%	5/14/15	5,000	5,000
4 State Street Bank & Trust Co.	0.233%	5/26/15	5,000	5,000
4 State Street Bank & Trust Co.	0.232%	6/1/15	2,000	2,000
State Street Bank & Trust Co.	0.180%	7/2/15	2,000	2,000
4 State Street Bank & Trust Co.	0.256%	7/13/15	10,000	10,000
4 Wells Fargo Bank NA	0.242%	4/1/15	2,000	2,000
4 Wells Fargo Bank NA	0.254%	5/15/15	3,000	3,000
4 Wells Fargo Bank NA	0.257%	8/17/15	4,000	4,000
4 Wells Fargo Bank NA	0.257%	8/18/15	4,500	4,500
4 Wells Fargo Bank NA	0.253%	8/21/15	4,000	4,000

Vanguard Money Market Portfolio

4 Wells Fargo Bank NA	0.276%	11/20/15	5,000	5,000
4 Wells Fargo Bank NA	0.273%	11/25/15	5,000	5,000
4 Wells Fargo Bank NA	0.295%	2/9/16	4,000	4,000
4 Wells Fargo Bank NA	0.295%	3/9/16	3,000	3,000
				76,750
Eurodollar Certificates of Deposit (1.0%)
Commonwealth Bank of Australia	0.210%	4/10/15	3,000	3,000
Commonwealth Bank of Australia	0.210%	7/27/15	3,000	3,000
4 National Australia Bank Ltd.	0.235%	4/9/15	5,000	5,000
				11,000
Yankee Certificates of Deposit (18.5%)
Bank of Montreal (Chicago Branch)	0.200%	5/5/15	5,000	5,000
Bank of Montreal (Chicago Branch)	0.210%	5/15/15	5,000	5,000
Bank of Montreal (Chicago Branch)	0.180%	6/3/15	5,000	5,000
Bank of Montreal (Chicago Branch)	0.180%	6/5/15	4,000	4,000
Bank of Montreal (Chicago Branch)	0.180%	6/8/15	4,000	4,000
Bank of Montreal (Chicago Branch)	0.210%	7/10/15	6,000	6,000
4 Bank of Nova Scotia (Houston Branch)	0.227%	5/18/15	5,000	5,000
4 Bank of Nova Scotia (Houston Branch)	0.235%	6/8/15	6,500	6,500
4 Bank of Nova Scotia (Houston Branch)	0.245%	7/6/15	5,000	5,000
4 Bank of Nova Scotia (Houston Branch)	0.236%	8/17/15	3,000	3,000
4 Bank of Nova Scotia (Houston Branch)	0.232%	9/2/15	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	4/28/15	3,000	3,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	5/1/15	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	5/5/15	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	5/6/15	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	5/18/15	5,000	5,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.250%	5/18/15	3,000	3,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	0.270%	5/28/15	3,000	3,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.170%	4/27/15	7,000	7,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.190%	5/4/15	2,000	2,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.140%	6/11/15	1,000	1,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.140%	6/12/15	3,000	3,000
Canadian Imperial Bank of Commerce (New
York Branch)	0.140%	6/16/15	4,250	4,250
Canadian Imperial Bank of Commerce (New
York Branch)	0.160%	7/2/15	1,500	1,500
4 Commonwealth Bank of Australia (New York
Branch)	0.274%	2/24/16	500	500
Nordea Bank Finland plc (New York Branch)	0.240%	5/26/15	8,000	8,000
4 Rabobank Nederland (New York Branch)	0.217%	4/2/15	7,000	7,000
4 Rabobank Nederland (New York Branch)	0.220%	4/9/15	7,000	7,000
4 Rabobank Nederland (New York Branch)	0.225%	5/8/15	3,000	3,000
Rabobank Nederland (New York Branch)	0.300%	5/13/15	3,000	3,000
Rabobank Nederland (New York Branch)	0.210%	5/15/15	2,000	2,000
Rabobank Nederland (New York Branch)	0.220%	5/21/15	2,000	2,000

Vanguard Money Market Portfolio

4 Royal Bank of Canada (New York Branch)	0.216%	4/27/15	3,000	3,000
4 Royal Bank of Canada (New York Branch)	0.247%	9/18/15	4,750	4,750
4 Royal Bank of Canada (New York Branch)	0.235%	10/9/15	3,000	3,000
Skandinaviska Enskilda Banken (New York
Branch)	0.180%	4/8/15	4,000	4,000
4 Skandinaviska Enskilda Banken (New York
Branch)	0.223%	5/22/15	5,000	5,000
Svenska HandelsBanken (New York Branch)	0.195%	4/8/15	5,000	5,000
4 Svenska HandelsBanken (New York Branch)	0.216%	4/27/15	3,500	3,500
Svenska HandelsBanken (New York Branch)	0.230%	5/21/15	2,000	2,000
4 Swedbank AB (New York Branch)	0.235%	4/15/15	7,000	7,000
4 Toronto Dominion Bank (New York Branch)	0.225%	4/10/15	3,000	3,000
4 Toronto Dominion Bank (New York Branch)	0.223%	5/5/15	5,000	5,000
4 Toronto Dominion Bank (New York Branch)	0.235%	5/18/15	4,000	4,000
Toronto Dominion Bank (New York Branch)	0.200%	5/19/15	2,000	2,000
Toronto Dominion Bank (New York Branch)	0.170%	6/4/15	3,000	3,000
4 Toronto Dominion Bank (New York Branch)	0.245%	6/8/15	4,000	4,000
4 Toronto Dominion Bank (New York Branch)	0.246%	7/20/15	5,000	5,000
4 Toronto Dominion Bank (New York Branch)	0.243%	8/4/15	5,000	5,000
Toronto Dominion Bank (New York Branch)	0.260%	8/12/15	3,500	3,500
4 Westpac Banking Corp. (New York Branch)	0.254%	4/15/15	3,000	3,000
4 Westpac Banking Corp. (New York Branch)	0.256%	8/7/15	1,600	1,600
				210,100
Total Certificates of Deposit (Cost $297,850)				297,850
Other Notes (2.6%)
Bank of America NA	0.200%	4/1/15	2,000	2,000
Bank of America NA	0.200%	4/6/15	3,000	3,000
Bank of America NA	0.220%	5/11/15	2,000	2,000
Bank of America NA	0.230%	6/3/15	3,000	3,000
Bank of America NA	0.250%	7/14/15	1,500	1,500
Bank of America NA	0.300%	7/17/15	9,000	9,001
Bank of America NA	0.250%	7/20/15	2,000	2,000
4 US Bank NA	0.213%	5/4/15	7,000	7,000
Total Other Notes (Cost $29,501)				29,501
Repurchase Agreements (1.5%)
Bank of Nova Scotia
(Dated 3/31/15, Repurchase Value
$17,000,000, collateralized by U.S. Treasury
Note/Bond 0.375%-0.625%, 1/15/16-7/31/17,
with a value of $17,340,000)	0.120%	4/1/15	17,000	17,000
Total Repurchase Agreements (Cost $17,000)				17,000
Corporate Bonds (1.3%)
Royal Bank of Canada	0.550%	5/1/15	1,450	1,450
4 Toyota Motor Credit Corp.	0.265%	6/10/15	6,000	6,000
4 Toyota Motor Credit Corp.	0.261%	8/26/15	3,500	3,500
4 Toyota Motor Credit Corp.	0.420%	9/18/15	1,500	1,501
4 Toyota Motor Credit Corp.	0.253%	10/29/15	2,000	2,000
Total Corporate Bonds (Cost $14,451)				14,451
Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)
4 Province of Ontario	0.405%	4/1/15	4,500	4,500
Province of Ontario	0.950%	5/26/15	3,302	3,306
Province of Ontario	2.700%	6/16/15	5,500	5,528
4 Province of Ontario	0.308%	8/13/15	500	500
Total Sovereign Bonds (Cost $13,834)				13,834

Vanguard Money Market Portfolio

Taxable Municipal Bonds (0.4%)
[6,7] BlackRock Municipal Bond Trust TOB VRDO	0.130%	4/1/15	185	185
[6,7] BlackRock Municipal Income Investment Quality
Trust TOB VRDO	0.130%	4/1/15	100	100
[6,7] BlackRock Municipal Income Trust TOB VRDO	0.130%	4/1/15	1,650	1,650
[6,7] BlackRock MuniHoldings Fund II, Inc. TOB
VRDO	0.130%	4/1/15	330	330
[6,7] BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.130%	4/1/15	195	195
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.130%	4/1/15	1,550	1,550
[6,7] BlackRock MuniHoldings Quality Fund II, Inc.
TOB VRDO	0.130%	4/1/15	390	390
[6,7] BlackRock MuniYield Investment Quality Fund
TOB VRDO	0.130%	4/1/15	130	130
[6,7] BlackRock Strategic Municipal Trust TOB VRDO	0.130%	4/1/15	100	100
[6,7] Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.180%	4/7/15	145	145
6 Massachusetts Transportation Fund Revenue
TOB VRDO	0.180%	4/7/15	100	100
6 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.180%	4/7/15	100	100
Total Taxable Municipal Bonds (Cost $4,975)				4,975
Total Investments (103.2%) (Cost $1,168,549)				1,168,549
Other Assets and Liabilities - Net (-3.2%)				(36,694)
Net Assets (100%)				1,131,855

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At March 31, 2015, the aggregate value of these securities was $236,566,000, representing 20.9% of net assets.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate value of these securities was $31,218,000, representing 2.8% of net assets.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond
VRDO—Variable Rate Demand Obligation

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a

Vanguard Money Market Portfolio

counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2015, 100% of the market value of the portfolio's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments
As of March 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (13.4%)
U.S. Government Securities (13.3%)
	United States Treasury Inflation Indexed
	Bonds	0.750%	2/15/45	2,500	2,527
	United States Treasury Note/Bond	0.250%	7/31/15	3,250	3,252
	United States Treasury Note/Bond	0.250%	8/15/15	6,000	6,004
	United States Treasury Note/Bond	1.250%	8/31/15	17	17
	United States Treasury Note/Bond	0.250%	9/15/15	2,150	2,151
	United States Treasury Note/Bond	0.250%	9/30/15	13,550	13,556
1,2	United States Treasury Note/Bond	1.250%	9/30/15	18,800	18,903
	United States Treasury Note/Bond	0.250%	10/31/15	13,500	13,506
	United States Treasury Note/Bond	0.375%	11/15/15	7,200	7,208
	United States Treasury Note/Bond	0.250%	12/15/15	3,800	3,801
	United States Treasury Note/Bond	0.250%	12/31/15	9,300	9,301
	United States Treasury Note/Bond	2.125%	12/31/15	4,500	4,563
	United States Treasury Note/Bond	0.375%	3/15/16	4,500	4,504
	United States Treasury Note/Bond	1.750%	5/31/16	4,200	4,268
	United States Treasury Note/Bond	0.500%	6/15/16	13,800	13,822
	United States Treasury Note/Bond	0.500%	6/30/16	9,000	9,015
	United States Treasury Note/Bond	0.500%	9/30/16	50	50
	United States Treasury Note/Bond	0.375%	10/31/16	250	250
	United States Treasury Note/Bond	0.625%	9/30/17	1,000	997
	United States Treasury Note/Bond	0.875%	11/15/17	13,500	13,534
	United States Treasury Note/Bond	1.000%	12/15/17	4,350	4,372
	United States Treasury Note/Bond	0.875%	1/15/18	6,000	6,005
	United States Treasury Note/Bond	1.000%	2/15/18	1,000	1,004
	United States Treasury Note/Bond	1.000%	3/15/18	14,300	14,349
	United States Treasury Note/Bond	0.750%	3/31/18	1,100	1,095
	United States Treasury Note/Bond	1.375%	3/31/20	11,400	11,400
					169,454
Conventional Mortgage-Backed Securities (0.0%)
3,4	Fannie Mae Pool	6.000%	12/1/16	13	14
3,4	Fannie Mae Pool	6.500%	9/1/16	13	14
3,4	Freddie Mac Gold Pool	6.000%	4/1/17	14	14
					42
Nonconventional Mortgage-Backed Securities (0.1%)
3,4,5Fannie Mae Pool		2.125%	12/1/32	12	13
3,4,5Fannie Mae Pool		2.250%	9/1/32–6/1/33	108	114
3,4,5Fannie Mae Pool		2.285%	8/1/33	130	136
3,4,5Fannie Mae Pool		2.310%	7/1/32	9	10
3,4,5Fannie Mae Pool		2.335%	5/1/33	83	88
3,4,5Fannie Mae Pool		2.340%	9/1/32	1	1
3,4,5Fannie Mae Pool		2.356%	2/1/37	36	38
3,4,5Fannie Mae Pool		2.385%	8/1/37	15	16
3,4,5Fannie Mae Pool		2.425%	7/1/33	181	187
3,4,5Fannie Mae Pool		2.460%	5/1/33	17	18
3,4,5Freddie Mac Non Gold Pool		2.250%	8/1/37	58	62
3,4,5Freddie Mac Non Gold Pool		2.379%	9/1/32	6	7
3,4,5Freddie Mac Non Gold Pool		2.393%	9/1/32	24	24
3,4,5Freddie Mac Non Gold Pool		2.461%	10/1/32–8/1/33	44	47

3,4,5Freddie Mac Non Gold Pool		2.551%	1/1/33	14	15
3,4,5Freddie Mac Non Gold Pool		2.586%	2/1/33	15	16
					792
Total U.S. Government and Agency Obligations (Cost $169,961)					170,288
Asset-Backed/Commercial Mortgage-Backed Securities (17.6%)
4,6	Ally Master Owner Trust Series 2010-2	4.590%	4/15/17	400	400
4,5	Ally Master Owner Trust Series 2010-4	1.244%	8/15/17	870	872
4,5,6Ally Master Owner Trust Series 2010-4		1.725%	8/15/17	990	993
4,5,6Ally Master Owner Trust Series 2010-4		2.125%	8/15/17	750	753
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,050	2,057
4,5	Ally Master Owner Trust Series 2014-1	0.645%	1/15/19	250	250
4	Ally Master Owner Trust Series 2014-1	1.290%	1/15/19	450	450
4	Ally Master Owner Trust Series 2014-3	1.330%	3/15/19	270	271
4,5	American Express Credit Account Secured
	Note Trust 2008-2	1.434%	9/15/20	795	816
4,5	American Express Credit Account Secured
	Note Trust 2012-4	0.725%	5/15/20	700	703
4,5	American Express Issuance Trust II 2013-1	0.455%	2/15/19	3,000	2,994
4,5,6American Homes 4 Rent 2014-SFR1		1.250%	6/17/31	128	127
4,5,6American Homes 4 Rent 2014-SFR1		1.600%	6/17/31	110	109
4,6	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	298	309
4,6	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	80	84
4,6	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	438	452
4,6	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	380	385
4,6	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	455	511
4,6	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	275	324
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	80	80
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	300	300
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	400	404
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	500	510
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	80	81
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	110	113
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	155	156
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	175	177
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	100	100
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	280	280
4,6	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	280	288
4,6	Applebee's Funding LLC/IHOP Funding LLC
	2014-1	4.277%	9/5/44	270	279
4,6	ARL Second LLC 2014-1A	2.920%	6/15/44	254	255
4,5,6Arran Residential Mortgages Funding 2011-1
	plc	1.707%	11/19/47	234	235
4,6	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	380	411
4,6	Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	730	735
4,5	BA Credit Card Trust 2007-A4	0.214%	11/15/19	260	259

4,6	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	127
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	531	556
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	1,050	1,107
4	Banc of America Commercial Mortgage Trust
	2007-2	5.536%	4/10/49	798	853
4	Banc of America Commercial Mortgage Trust
	2008-1	6.169%	2/10/51	1,382	1,526
4	Banc of America Commercial Mortgage Trust
	2008-1	6.213%	2/10/51	137	151
4,7	Banc of America Funding 2006-H Trust	2.847%	9/20/46	519	431
4	Bank of America Mortgage 2002-J Trust	3.579%	9/25/32	1	1
4,5,6Bank of America Student Loan Trust 2010-1A		1.056%	2/25/43	693	693
4,6	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	338	346
4,7	Bear Stearns ARM Trust 2006-4	2.499%	10/25/36	702	606
4,7	Bear Stearns ARM Trust 2007-3	2.731%	5/25/47	568	481
4	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR9	4.943%	9/11/42	310	313
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	532	559
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.708%	6/11/40	555	599
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	1,849	1,999
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	910	991
4,5,6BMW Floorplan Master Owner Trust 2012-1A		0.574%	9/15/17	619	620
4,5	Brazos Higher Education Authority Inc. Series
	2005-3	0.467%	6/25/26	350	343
4,5	Brazos Higher Education Authority Inc. Series
	2010-1	1.162%	5/25/29	536	535
4,5	Brazos Higher Education Authority Inc. Series
	2011-1	1.062%	2/25/30	763	768
4	CABELAS MASTER CREDIT CARD
	TRUST_2015-1A	2.260%	3/15/23	220	223
4,6	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	152	153
4,6	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	280	282
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	150	150
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	130	130
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	315	324
4	Capital Auto Receivables Asset Trust 2013-4	1.470%	7/20/18	545	547
4	Capital Auto Receivables Asset Trust 2013-4	2.060%	10/22/18	370	373
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	330	334
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	290	294
4	Capital Auto Receivables Asset Trust 2014-1	1.690%	10/22/18	300	302
4	Capital Auto Receivables Asset Trust 2014-1	2.220%	1/22/19	150	151
4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	100	101
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	100	102
4,5	Capital One Multi-asset Execution Trust 2007-
	A5	0.214%	7/15/20	1,100	1,093
4,5	Capital One Multi-Asset Execution Trust 2014-
	A3	0.555%	1/18/22	935	935
4	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	140	141
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	85	86
4	Carmax Auto Owner Trust 2014-1	1.690%	8/15/19	50	50

4	Carmax Auto Owner Trust 2014-1	1.930%	11/15/19	100	100
4	Carmax Auto Owner Trust 2015-1	1.830%	7/15/20	70	71
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	700	710
4,6	CFCRE Commercial Mortgage Trust 2011-C1	5.537%	4/15/44	36	41
4,6	CFCRE Commercial Mortgage Trust 2011-C2	5.569%	12/15/47	390	459
4,5	Chase Issuance Trust 2007-C1	0.635%	4/15/19	800	797
4,5	Chase Issuance Trust 2012-A10	0.434%	12/16/19	3,000	2,995
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.449%	11/19/33	35	34
4,7	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.439%	3/20/36	345	294
4,7	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.576%	2/25/47	377	299
4,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	1.830%	3/15/19	100	101
4,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.280%	7/15/19	115	116
4,6	Chrysler Capital Auto Receivables Trust 2013-
	AA	2.930%	8/17/20	125	127
4,6	Chrysler Capital Auto Receivables Trust 2014-
	AA	2.280%	11/15/19	240	242
4,6	Cit Equipment Collateral 2013-VT1	1.130%	7/20/20	485	485
4,5	Citibank Credit Card Issuance Trust 2008-A7	1.551%	5/20/20	1,500	1,549
4	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	200	209
4	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	2,240	2,284
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	150	155
4,6	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	52	55
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	115	116
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	150	155
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	800	837
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	200	216
4,5,6Citigroup Commercial Mortgage Trust 2014-
	388G	0.925%	6/15/33	500	500
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	40	44
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	270	285
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	560	610
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	140	150
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	250	271
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	90	97
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.454%	7/10/47	153	162
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	840	900

4	Citigroup Commercial Mortgage Trust 2015-
	GC27	2.944%	2/10/48	180	184
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	480	493
4,7	Citigroup Mortgage Loan Trust 2007-AR8	2.690%	7/25/37	271	251
4,6	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	558	572
4,6	CLI Funding V LLC 2013-1A	2.830%	3/18/28	528	523
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	566	604
4,5,6Colony American Homes 2014-1		1.326%	5/17/31	295	293
4,5,6Colony American Homes 2014-1		1.600%	5/17/31	395	391
4,5,6Colony American Homes Single-Family Rental
	Pass-Through Certificates 2014-2	1.525%	7/17/31	350	346
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	1,325	1,401
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	870	917
4	COMM 2007-C9 Mortgage Trust	5.798%	12/10/49	590	640
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	78
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	108
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	180	185
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	260	267
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	72
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	270	297
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	1,047	1,173
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	350	373
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	870	962
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	610	680
4	COMM 2013-CCRE13 Mortgage Trust	4.755%	12/10/23	110	124
4	COMM 2013-CCRE13 Mortgage Trust	4.755%	12/10/23	200	218
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	535	575
4	COMM 2013-CCRE9 Mortgage Trust	4.235%	7/10/45	635	715
4,6	COMM 2013-CCRE9 Mortgage Trust	4.259%	7/10/45	250	273
4	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	550	573
4	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	250	270
4,6	COMM 2013-CR9 Mortgage Trust	4.259%	7/10/45	200	209
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	760	793
4,6	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	250	270
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	315	351
4,6	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	489
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	103
4,6	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	110	112
4,6	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	770	819
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	180	189
4	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	130	139
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	240	268
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	300	313
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	390	430
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	280
4	COMM 2014-CCRE15 Mortgage Trust	4.717%	2/10/47	150	170
4	COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	820	896
4	COMM 2014-CR17 Mortgage Trust	4.174%	5/10/47	650	711
4	COMM 2014-CR17 Mortgage Trust	4.736%	5/10/47	80	86
4	COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	300	318
4	COMM 2014-CR18 Mortgage Trust	3.828%	7/15/47	655	707
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	465	507
4	COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	90	93
4	Commercial Mortgage Trust 2006-GG7	5.816%	7/10/38	336	348
6	Commonwealth Bank of Australia	1.875%	12/11/18	740	748

6	Commonwealth Bank of Australia	2.000%	6/18/19	600	605
4	COMM_15-CR22 Mortgage Trust	3.309%	3/10/48	500	520
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.807%	6/15/38	519	536
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	5.971%	2/15/41	795	876
4,6	DB Master Finance LL 2015-1	3.262%	2/20/45	218	220
4,5	Discover Card Execution Note Trust 2012-A4	0.545%	11/15/19	600	601
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	2,700	2,690
4,5	Discover Card Execution Note Trust 2013-A1	0.475%	8/17/20	1,900	1,900
4	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	1,400	1,421
4,6	Drive Auto Receivables Trust 2015-A	2.280%	6/17/19	290	291
4,6	Drive Auto Receivables Trust 2015-A	3.060%	5/17/21	190	191
4,6	Drive Auto Receivables Trust 2015-A	4.120%	6/15/22	140	141
4,6	Enterprise Fleet Financing LLC Series 2011-3	2.100%	5/20/17	137	137
4,6	Enterprise Fleet Financing LLC Series 2012-2	0.720%	4/20/18	134	134
4,6	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	250	250
4,6	Enterprise Fleet Financing LLC Series 2015-1	1.740%	9/20/20	140	140
4,5	Fannie Mae Connecticut Avenue Securities	1.674%	2/25/25	166	167
4,5	Fannie Mae Connecticut Avenue Securities	1.674%	2/25/25	206	206
4,7	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.065%	11/25/36	275	229
7	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.576%	1/25/37	590	508
4,6	Ford Credit Auto Lease Trust 2012-B	1.100%	12/15/15	73	73
4	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	450	450
4	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	350	350
4	Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	540	540
4	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	100	101
4	Ford Credit Auto Owner Trust 2013-D	1.540%	3/15/19	300	300
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	310	311
4,6	Ford Credit Auto Owner Trust 2014-1	2.260%	11/15/25	630	642
4,6	Ford Credit Auto Owner Trust 2014-1	2.410%	11/15/25	160	162
4,6	Ford Credit Auto Owner Trust 2014-2	2.310%	4/15/26	630	642
4,6	Ford Credit Auto Owner Trust 2014-2	2.510%	4/15/26	140	142
4,6	Ford Credit Auto Owner Trust 2015-1	2.120%	7/15/26	510	515
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	700	710
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	2,722	2,732
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	200	201
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	200	202
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	640	642
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	240	241
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-3	1.740%	6/15/17	180	180
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	150	151
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	150	151
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	60	61

4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	1.400%	2/15/19	200	201
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-1	2.310%	2/15/21	100	101
4,5	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	0.674%	2/15/21	130	130
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-4	1.400%	8/15/19	1,680	1,684
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	273	273
4,6	FRS I LLC 2013-1A	1.800%	4/15/43	121	120
4,6	FRS I LLC 2013-1A	3.080%	4/15/43	491	495
4,5	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.175%	5/15/19	1,200	1,203
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,000	2,022
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	1,560	1,559
4,5	GE Dealer Floorplan Master Note Trust Series
	2012-2	0.926%	4/22/19	900	906
4,5	GE Dealer Floorplan Master Note Trust Series
	2012-4	0.616%	10/20/17	600	600
4,5	GE Dealer Floorplan Master Note Trust Series
	2015-2	0.826%	1/20/22	170	170
4,6	GM Financial Leasing Trust 2014-1A	1.760%	5/21/18	300	301
4	GM Financial Leasing Trust 2015-1	1.730%	6/20/19	150	151
4	GMACM Mortgage Loan Trust 2005-AR6	2.804%	11/19/35	108	102
4,6	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	2,200	2,227
4,5,6Golden Credit Card Trust 2012-3A		0.624%	7/17/17	58	58
4,5,6Golden Credit Card Trust 2015-1		0.625%	2/15/20	1,200	1,201
4,6	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	500	529
4,5	Granite Master Issuer plc Series 2007-1	0.316%	12/20/54	95	94
4,5	Granite Master Issuer plc Series 2007-2	0.257%	12/17/54	32	31
4,6	Great America Leasing Receivables 2013-1	1.160%	5/15/18	300	299
4,6	Great America Leasing Receivables 2015-1	2.020%	6/21/21	120	121
4,6	GS Mortgage Securities Trust 2010-C2	5.223%	12/10/43	100	111
4,6	GS Mortgage Securities Trust 2011-GC3	5.555%	3/10/44	70	80
4,6	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	595	634
4,6	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	655	670
4,6	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	29
4	GS Mortgage Securities Trust 2013-GC13	4.038%	7/10/46	525	585
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	225	234
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	200	209
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	470	492
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	200	215
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,000	1,120
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	200	220
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	990	1,080
4	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	230	253
4	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	330	346
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	350	374
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	170	178
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	200	200
4,6	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	1,250	1,274
4,6	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	1,000	1,036
4,6	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	1,500	1,501
4,6	Hilton USA Trust 2013-HLT	2.662%	11/5/30	380	383

4,6	Hilton USA Trust 2013-HLT	3.367%	11/5/30	395	403
4,6	Hilton USA Trust 2013-HLT	3.714%	11/5/30	180	184
4,6	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	770	778
4,6	Hyundai Auto Lease Securitization Trust
	2014-A	1.300%	7/16/18	200	199
4,6	Hyundai Auto Lease Securitization Trust
	2014-B	1.540%	12/17/18	250	250
4,6	Hyundai Auto Lease Securitization Trust
	2015-A	1.650%	8/15/19	370	371
4,6	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	500	502
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	200	202
4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	160	160
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	250	252
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	150	153
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	130	133
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	200	201
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	140	140
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	250	251
4,5,6Hyundai Floorplan Master Owner Trust Series
	2013-1	0.825%	5/15/18	150	150
4,6	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	429	430
5	Illinois Student Assistance Commission Series
	2010-1	1.306%	4/25/22	458	461
4,5,6Invitation Homes 2014-SFR1 Trust		1.676%	6/17/31	610	608
4,5,6Invitation Homes 2014-SFR2 Trust		1.276%	9/17/31	290	287
4,5,6Invitation Homes 2014-SFR2 Trust		1.776%	9/17/31	220	220
4,5,6Invitation Homes 2015-SFR2 Trust		0.000%	6/17/32	200	200
4,6	Irvine Core Office Trust 2013-IRV	3.174%	5/15/48	350	362
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	650	673
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	5.841%	4/15/45	859	898
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	119	128
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	1,032	1,119
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	897	958
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	644	698
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	120	127
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	75	79
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	70	76
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.507%	11/15/43	150	168
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.507%	11/15/43	170	183
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	440	475
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	625	708
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	70	78

4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.323%	8/15/46	100	117
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	420	450
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	440	450
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	105
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	650	720
4,6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	150	156
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	950	969
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	340	373
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	280	302
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	30	33
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	300	333
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	400	449
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.944%	12/15/46	550	626
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.009%	12/15/46	270	298
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	115	116
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	275	280
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	420	452
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.026%	7/15/45	180	196
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	280	293
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	360	390
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	640	670
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	100	107
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	800	891
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	430	483
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.082%	11/15/45	340	376
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	485	539
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	450	495
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	300	333

4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.810%	2/15/47	300	336
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.810%	2/15/47	150	162
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	220	234
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	300	320
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	960	1,016
5	Kentucky Higher Education Student Loan
	Corp. 2013-2	0.772%	9/1/28	286	285
4,5,6Kildare Securities Ltd. 2007-1A		0.385%	12/10/43	59	58
4,6	Ladder Capital Commercial Mortgage 2013-
	GCP Mortgage Trust	3.388%	5/15/31	450	474
4,5,6Lanark Master Issuer plc 2012-2A		1.662%	12/22/54	549	553
4,5,6Lanark Master Issuer plc 2013-1A		0.762%	12/22/54	308	308
4	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	1,325	1,369
4	LB-UBS Commercial Mortgage Trust 2006-C4	5.822%	6/15/38	258	268
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	511	535
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	235	248
4	LB-UBS Commercial Mortgage Trust 2007-C2	5.387%	2/15/40	579	618
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	750	820
4,6	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	190	191
4,6	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	319
4,6	Master Credit Card Trust 2012-2A	1.970%	4/21/17	100	100
4,6	Master Credit Card Trust 2013-3A	2.280%	1/22/18	100	100
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.176%	4/25/34	45	41
4,5	MBNA Credit Card Master Note Trust 2004-
	A3	0.434%	8/16/21	2,205	2,198
4,6	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	1,300	1,302
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	1.878%	2/25/33	66	60
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.593%	7/25/33	20	20
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	233	244
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	198	215
4,6	Miramax LLC 2014-1A	3.340%	7/20/26	109	110
4	ML-CFC Commercial Mortgage Trust 2006-2	5.866%	6/12/46	213	222
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	151	150
4,6	MMAF Equipment Finance LLC 2009-A	3.510%	1/15/30	105	106
4,6	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	469	473
4,6	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	700	719
4,6	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	370	373
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	500	524
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	50	54
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	140	144
4,6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-CKSV	3.277%	10/15/30	525	533
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.083%	7/15/46	650	724
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.085%	8/15/46	500	524

4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.216%	8/15/46	1,080	1,212
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	190	205
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	200	221
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	2.918%	2/15/46	130	134
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C7	3.214%	2/15/46	60	62
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	490	509
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	450	496
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	450	502
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	660	719
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	230	251
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.325%	6/15/47	300	325
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.758%	6/15/47	300	324
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	370	399
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	130	141
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	450	491
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.326%	12/15/47	310	326
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.526%	12/15/47	140	149
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.069%	2/15/48	175	181
4	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.249%	2/15/48	100	104
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	1,246	1,306
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	269	284
4	Morgan Stanley Capital I Trust 2007-IQ15	5.909%	6/11/49	835	903
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	1,285	1,390
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	75	79
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	64
4,6	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	405	422
4,6	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	545	596
4,6	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	260	275
4,6	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	540	572
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.121%	6/25/36	249	234
4,5	Navient Student Loan Trust 2014-1	0.924%	2/25/39	140	138
4,5	Navient Student Loan Trust 2015-1	0.814%	4/25/40	140	140
4,5	New Mexico Educational Assistance
	Foundation 2013-1	0.872%	1/2/25	517	514
4,5	Nissan Master Owner Trust Receivables
	Series 2013-A	0.475%	2/15/18	1,000	1,000

4	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	160	160
6	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	600	607
5	North Carolina State Education Assistance
	Authority 2011-1	1.156%	1/26/26	514	512
4,5	North Carolina State Education Assistance
	Authority 2011-2	1.056%	7/25/25	130	130
4,6	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	252
4,5,6PFS Financing Corp. 2014-AA		0.775%	2/15/19	100	100
4,5,6Resimac MBS Trust 2014-1A		0.968%	12/12/45	592	593
4,7	RFMSI Series 2006-SA2 Trust	3.525%	8/25/36	563	495
4,7	RFMSI Series 2006-SA3 Trust	3.602%	9/25/36	178	144
	Royal Bank of Canada	1.875%	2/5/20	600	601
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	600	603
4	Santander Drive Auto Receivables Trust
	2013-5	1.550%	10/15/18	248	249
4,5,6Silver Bay Realty 2014-1 Trust		1.177%	9/17/31	268	267
4,5,6Silver Bay Realty 2014-1 Trust		1.627%	9/17/31	160	158
4,5	SLM Student Loan Trust 2005-5	0.356%	4/25/25	1,256	1,241
4,5	SLM Student Loan Trust 2005-9	0.376%	1/27/25	778	773
4,5	SLM Student Loan Trust 2006-5	0.366%	1/25/27	500	496
4,5	SLM Student Loan Trust 2006-6	0.366%	10/27/25	800	794
4,5	SLM Student Loan Trust 2007-1	0.346%	1/26/26	1,575	1,542
4,5,6SLM Student Loan Trust 2011-A		1.175%	10/15/24	170	171
4,6	SLM Student Loan Trust 2011-A	4.370%	4/17/28	300	321
4,6	SLM Student Loan Trust 2011-B	3.740%	2/15/29	1,400	1,468
4,5,6SLM Student Loan Trust 2011-C		1.574%	12/15/23	181	182
4,6	SLM Student Loan Trust 2011-C	4.540%	10/17/44	637	690
4,5,6SLM Student Loan Trust 2012-B		1.275%	12/15/21	74	74
4,6	SLM Student Loan Trust 2012-B	3.480%	10/15/30	450	466
4,5,6SLM Student Loan Trust 2012-E		0.925%	10/16/23	300	300
4,5,6SLM Student Loan Trust 2013-1		1.225%	5/17/27	600	600
4,6	SLM Student Loan Trust 2013-1	2.500%	3/15/47	200	194
4,5	SLM Student Loan Trust 2013-6	0.824%	6/26/28	800	792
4,6	SLM Student Loan Trust 2013-B	1.850%	6/17/30	250	248
4,6	SLM Student Loan Trust 2013-B	3.000%	5/16/44	300	298
4,6	SLM Student Loan Trust 2013-C	3.500%	6/15/44	140	141
4,5	SLM Student Loan Trust 2014-1	0.774%	2/26/29	250	250
4,6	SLM Student Loan Trust 2014-A	2.590%	1/15/26	100	102
4,6	SLM Student Loan Trust 2014-A	3.500%	11/15/44	100	100
4,6	SMART ABS Series 2011-2US Trust	2.310%	4/14/17	442	443
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	371	370
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	200	200
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	450	449
4,6	Sonic Capital LLC 2011-1A	5.438%	5/20/41	315	334
4,5	South Carolina Student Loan Corp. Revenue
	2010-1	1.256%	7/25/25	554	557
6	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	150	149
4,6	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	560	559
4,5,6SWAY Residential 2014-1 Trust		1.477%	1/17/32	397	396
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	360	365
4,6	Tidewater Auto Receivables Trust 2014-AA	1.400%	7/15/18	100	100
4,6	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	540	577
6	Toronto-Dominion Bank	1.950%	4/2/20	865	867
4,5,6Trade Maps_2013-1A		0.875%	12/10/18	720	721

4,5,6Trade Maps_2013-1A		1.425%	12/10/18	135	135
4,5,6Trade Maps_2013-1A		2.425%	12/10/18	75	75
4,5,6Trafigura Securitisation Finance plc 2014-1		1.124%	10/15/21	510	509
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	33
4,6	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	595	625
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	220	223
4,6	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	290	297
4,6	VNO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	289
4,6	VNO 2013-PENN Mortgage Trust	3.947%	12/13/29	80	86
4,6	VNO 2013-PENN Mortgage Trust	3.947%	12/13/29	60	64
4,6	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	1,000	1,004
4,6	Volvo Financial Equipment LLC Series 2012-1	2.380%	9/16/19	150	151
4,6	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	220	222
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	209	217
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	525	554
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	952	999
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	827	874
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18	2.506%	1/25/33	14	14
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7	2.299%	8/25/33	23	22
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9	2.405%	9/25/33	29	29
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	705	722
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	42
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	185	201
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	755	841
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.301%	7/15/46	110	123
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.477%	8/15/50	500	528
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	1,100	1,194
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	200	219
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	350	380
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	220	233
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.244%	12/15/47	690	717
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	290	298
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	290	298

4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.278%	2/15/48	170	177
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	170	179
4,7	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.617%	10/25/36	485	461
6	Westpac Banking Corp.	1.850%	11/26/18	675	682
6	Westpac Banking Corp.	2.000%	3/3/20	500	502
4,6	WFLD Mortgage Trust_13-MONT	3.755%	8/10/31	160	173
4,6	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	270	301
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	215	220
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	270	287
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	135	149
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	100	104
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	410	420
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	70	74
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	50	52
4	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	170	177
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	480	518
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	65	72
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	350	397
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	85	91
4	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	230	253
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.027%	12/15/46	215	225
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	160	173
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	605	673
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.672%	12/15/46	140	158
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	400	443
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	503	540
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	520	574
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	90	96
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	295	316
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	170	184
4	WFRBS Commercial Mortgage Trust 2014-
	C21	4.234%	8/15/47	300	314
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	200	218
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	35	37

4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	500	550
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	470	471
4,5,6World Omni Master Owner Trust 2013-1		0.524%	2/15/18	450	450
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $220,216)					223,451
Corporate Bonds (60.0%)
Finance (28.5%)
	Banking (22.4%)
	Abbey National Treasury Services plc	4.000%	4/27/16	845	872
	Abbey National Treasury Services plc	1.375%	3/13/17	2,245	2,253
	Abbey National Treasury Services plc	1.650%	9/29/17	125	126
	Abbey National Treasury Services plc	3.050%	8/23/18	1,130	1,177
	Abbey National Treasury Services plc	2.350%	9/10/19	215	219
	Abbey National Treasury Services plc	2.375%	3/16/20	1,855	1,868
6	ABN AMRO Bank NV	4.250%	2/2/17	235	247
6	ABN AMRO Bank NV	2.500%	10/30/18	525	536
	American Express Centurion Bank	6.000%	9/13/17	1,650	1,830
	American Express Co.	6.150%	8/28/17	490	544
	American Express Co.	7.000%	3/19/18	535	617
	American Express Credit Corp.	2.750%	9/15/15	1,126	1,137
	American Express Credit Corp.	2.800%	9/19/16	1,480	1,522
	American Express Credit Corp.	2.375%	3/24/17	790	811
	American Express Credit Corp.	1.550%	9/22/17	280	282
	American Express Credit Corp.	2.125%	3/18/19	575	581
	American Express Credit Corp.	2.250%	8/15/19	910	921
	Amsouth Bank	5.200%	4/1/15	230	230
6	ANZ New Zealand Int'l Ltd.	1.750%	3/29/18	695	695
	Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	500	501
6	Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	900	921
	Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	330	331
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	1,100	1,114
	Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	400	398
6	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	935	976
6	Banco Votorantim SA	5.250%	2/11/16	280	282
	Bank of America Corp.	4.500%	4/1/15	1,675	1,675
	Bank of America Corp.	3.700%	9/1/15	100	101
	Bank of America Corp.	1.500%	10/9/15	635	637
	Bank of America Corp.	3.625%	3/17/16	725	742
	Bank of America Corp.	6.050%	5/16/16	810	850
	Bank of America Corp.	3.750%	7/12/16	1,270	1,310
	Bank of America Corp.	6.500%	8/1/16	1,790	1,910
	Bank of America Corp.	5.420%	3/15/17	485	518
	Bank of America Corp.	5.700%	5/2/17	162	175
	Bank of America Corp.	6.400%	8/28/17	391	433
	Bank of America Corp.	6.000%	9/1/17	1,040	1,145
	Bank of America Corp.	5.750%	12/1/17	1,558	1,714
	Bank of America Corp.	2.000%	1/11/18	430	433
	Bank of America Corp.	6.875%	4/25/18	1,160	1,327
	Bank of America Corp.	5.650%	5/1/18	391	433
	Bank of America Corp.	2.600%	1/15/19	2,465	2,503
	Bank of America NA	1.125%	11/14/16	1,900	1,902
	Bank of America NA	1.250%	2/14/17	500	500
	Bank of America NA	5.300%	3/15/17	240	256
	Bank of America NA	6.100%	6/15/17	160	174
	Bank of America NA	1.650%	3/26/18	1,685	1,687
	Bank of Montreal	2.500%	1/11/17	440	453

Bank of Montreal	1.300%	7/14/17	450	451
Bank of Montreal	1.400%	9/11/17	885	889
Bank of Montreal	1.450%	4/9/18	250	250
Bank of New York Mellon Corp.	2.300%	7/28/16	290	296
Bank of New York Mellon Corp.	2.400%	1/17/17	710	728
Bank of New York Mellon Corp.	1.969%	6/20/17	200	204
Bank of New York Mellon Corp.	2.100%	1/15/19	81	83
Bank of New York Mellon Corp.	2.200%	5/15/19	1,060	1,076
Bank of New York Mellon Corp.	2.300%	9/11/19	710	721
Bank of New York Mellon Corp.	2.150%	2/24/20	500	503
Bank of Nova Scotia	2.050%	10/7/15	212	214
Bank of Nova Scotia	0.750%	10/9/15	740	741
Bank of Nova Scotia	2.900%	3/29/16	1,115	1,141
Bank of Nova Scotia	1.375%	7/15/16	960	969
Bank of Nova Scotia	2.550%	1/12/17	2,187	2,247
Bank of Nova Scotia	1.250%	4/11/17	235	236
Bank of Nova Scotia	1.300%	7/21/17	519	521
Bank of Nova Scotia	1.375%	12/18/17	720	721
Bank of Nova Scotia	1.450%	4/25/18	1,120	1,118
Bank of Nova Scotia	2.050%	10/30/18	1,780	1,806
Bank of Nova Scotia	2.050%	6/5/19	220	222
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	250	252
6 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	925	926
Bank One Corp.	4.900%	4/30/15	385	386
Barclays Bank plc	5.000%	9/22/16	405	428
Barclays Bank plc	2.500%	2/20/19	1,235	1,259
Barclays Bank plc	6.750%	5/22/19	675	799
Barclays plc	2.000%	3/16/18	1,390	1,399
Barclays plc	2.750%	11/8/19	820	831
BB&T Corp.	5.200%	12/23/15	520	536
BB&T Corp.	3.200%	3/15/16	403	411
BB&T Corp.	2.150%	3/22/17	1,590	1,619
BB&T Corp.	4.900%	6/30/17	250	268
BB&T Corp.	1.600%	8/15/17	180	181
BB&T Corp.	2.050%	6/19/18	430	435
BB&T Corp.	2.450%	1/15/20	585	593
Bear Stearns Cos. LLC	5.300%	10/30/15	585	600
Bear Stearns Cos. LLC	5.550%	1/22/17	550	588
Bear Stearns Cos. LLC	6.400%	10/2/17	945	1,055
Bear Stearns Cos. LLC	7.250%	2/1/18	710	818
BNP Paribas SA	3.600%	2/23/16	2,170	2,223
BNP Paribas SA	1.375%	3/17/17	1,100	1,102
BNP Paribas SA	2.375%	9/14/17	2,150	2,193
BNP Paribas SA	2.700%	8/20/18	1,665	1,716
BPCE SA	1.613%	7/25/17	420	419
BPCE SA	1.625%	1/26/18	230	231
BPCE SA	2.500%	12/10/18	2,800	2,876
BPCE SA	2.250%	1/27/20	365	367
Branch Banking & Trust Co.	5.625%	9/15/16	240	255
Branch Banking & Trust Co.	1.000%	4/3/17	600	599
Branch Banking & Trust Co.	1.350%	10/1/17	720	721
6 Caisse Centrale Desjardins	1.750%	1/29/18	1,630	1,635
Canadian Imperial Bank of Commerce	1.550%	1/23/18	630	633
Capital One Bank USA NA	1.150%	11/21/16	280	280
Capital One Bank USA NA	1.200%	2/13/17	250	249
Capital One Bank USA NA	2.150%	11/21/18	350	352
Capital One Bank USA NA	2.250%	2/13/19	580	582

	Capital One Bank USA NA	2.300%	6/5/19	795	796
	Capital One Financial Corp.	6.150%	9/1/16	105	112
	Capital One Financial Corp.	2.450%	4/24/19	1,021	1,032
	Capital One Financial Corp.	3.200%	2/5/25	300	297
	Capital One NA	1.500%	9/5/17	430	429
	Capital One NA	1.650%	2/5/18	700	697
	Capital One NA	1.500%	3/22/18	1,405	1,393
	Capital One NA	2.400%	9/5/19	410	411
	Citigroup Inc.	4.700%	5/29/15	475	478
	Citigroup Inc.	1.250%	1/15/16	96	96
	Citigroup Inc.	1.300%	4/1/16	330	330
	Citigroup Inc.	3.953%	6/15/16	1,319	1,364
	Citigroup Inc.	5.850%	8/2/16	217	230
	Citigroup Inc.	4.450%	1/10/17	1,273	1,342
	Citigroup Inc.	1.350%	3/10/17	204	204
	Citigroup Inc.	1.550%	8/14/17	330	330
	Citigroup Inc.	6.125%	11/21/17	1,346	1,495
	Citigroup Inc.	1.850%	11/24/17	1,170	1,177
	Citigroup Inc.	1.800%	2/5/18	860	861
	Citigroup Inc.	1.750%	5/1/18	1,270	1,266
	Citigroup Inc.	6.125%	5/15/18	240	270
	Citigroup Inc.	2.500%	9/26/18	1,420	1,447
	Citigroup Inc.	2.550%	4/8/19	1,430	1,458
	Citigroup Inc.	2.500%	7/29/19	540	548
4,6,8Colonial BancGroup Inc.		7.114%	5/29/49	560	—
	Comerica Bank	5.750%	11/21/16	425	455
	Comerica Bank	5.200%	8/22/17	175	190
	Commonwealth Bank of Australia	1.250%	9/18/15	850	853
6	Commonwealth Bank of Australia	3.250%	3/17/16	700	718
	Commonwealth Bank of Australia	1.125%	3/13/17	250	251
	Commonwealth Bank of Australia	1.400%	9/8/17	1,300	1,308
	Commonwealth Bank of Australia	1.900%	9/18/17	470	477
	Commonwealth Bank of Australia	1.625%	3/12/18	555	559
	Commonwealth Bank of Australia	2.500%	9/20/18	1,495	1,540
	Commonwealth Bank of Australia	2.250%	3/13/19	1,385	1,406
	Commonwealth Bank of Australia	2.300%	9/6/19	800	809
	Commonwealth Bank of Australia	2.300%	3/12/20	510	514
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	995	1,036
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	1.700%	3/19/18	1,110	1,117
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/19	2,270	2,307
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.250%	1/14/20	625	630
9	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.750%	11/9/20	474	575
	Countrywide Financial Corp.	6.250%	5/15/16	945	994
	Credit Suisse	1.375%	5/26/17	955	956
	Credit Suisse	2.300%	5/28/19	1,685	1,697
	Credit Suisse	4.375%	8/5/20	60	67
	Credit Suisse AG	1.750%	1/29/18	965	967
6	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	695	699
	Credit Suisse USA Inc.	5.125%	8/15/15	1,125	1,143
	Credit Suisse USA Inc.	5.375%	3/2/16	275	286
6	Danske Bank A/S	3.875%	4/14/16	825	849
	Deutsche Bank AG	3.250%	1/11/16	923	942

	Deutsche Bank AG	1.400%	2/13/17	2,280	2,284
	Deutsche Bank AG	6.000%	9/1/17	2,385	2,625
	Deutsche Bank AG	1.875%	2/13/18	1,345	1,350
	Deutsche Bank AG	2.500%	2/13/19	515	522
	Fifth Third Bank	0.900%	2/26/16	605	605
	Fifth Third Bank	1.450%	2/28/18	530	528
	Fifth Third Bank	2.375%	4/25/19	950	963
	First Horizon National Corp.	5.375%	12/15/15	840	862
	First Republic Bank	2.375%	6/17/19	1,185	1,198
	Goldman Sachs Group Inc.	3.300%	5/3/15	150	150
	Goldman Sachs Group Inc.	3.700%	8/1/15	1,260	1,272
	Goldman Sachs Group Inc.	5.350%	1/15/16	1,069	1,105
	Goldman Sachs Group Inc.	3.625%	2/7/16	118	120
	Goldman Sachs Group Inc.	5.625%	1/15/17	885	947
10	Goldman Sachs Group Inc.	6.125%	5/14/17	892	1,439
	Goldman Sachs Group Inc.	6.250%	9/1/17	1,813	2,010
	Goldman Sachs Group Inc.	5.950%	1/18/18	2,670	2,970
	Goldman Sachs Group Inc.	2.375%	1/22/18	1,300	1,326
	Goldman Sachs Group Inc.	6.150%	4/1/18	862	969
	Goldman Sachs Group Inc.	2.900%	7/19/18	1,841	1,900
11	Goldman Sachs Group Inc.	5.000%	8/8/18	220	177
	Goldman Sachs Group Inc.	2.625%	1/31/19	2,080	2,123
	Goldman Sachs Group Inc.	2.550%	10/23/19	390	396
6	HSBC Bank plc	1.500%	5/15/18	535	533
	HSBC Bank USA NA	6.000%	8/9/17	290	319
4	HSBC Holdings plc	6.375%	3/29/49	415	425
4	HSBC Holdings plc	6.375%	12/29/49	255	261
	HSBC USA Inc.	1.500%	11/13/17	190	190
	HSBC USA Inc.	1.625%	1/16/18	1,355	1,355
	HSBC USA Inc.	2.625%	9/24/18	1,505	1,548
	HSBC USA Inc.	2.250%	6/23/19	730	735
	HSBC USA Inc.	2.375%	11/13/19	940	947
	HSBC USA Inc.	5.000%	9/27/20	185	206
	Huntington Bancshares Inc.	2.600%	8/2/18	1,045	1,065
	Huntington National Bank	1.375%	4/24/17	600	600
6	ING Bank NV	3.750%	3/7/17	1,415	1,478
6	ING Bank NV	2.450%	3/16/20	925	937
	Intesa Sanpaolo SPA	3.125%	1/15/16	1,436	1,455
	Intesa Sanpaolo SPA	2.375%	1/13/17	1,750	1,772
	Intesa Sanpaolo SPA	3.875%	1/16/18	1,340	1,407
	JPMorgan Chase & Co.	3.400%	6/24/15	670	674
	JPMorgan Chase & Co.	5.150%	10/1/15	150	153
	JPMorgan Chase & Co.	1.100%	10/15/15	865	867
	JPMorgan Chase & Co.	2.600%	1/15/16	918	931
	JPMorgan Chase & Co.	1.125%	2/26/16	110	110
	JPMorgan Chase & Co.	3.450%	3/1/16	2,289	2,341
	JPMorgan Chase & Co.	3.150%	7/5/16	1,125	1,154
	JPMorgan Chase & Co.	1.350%	2/15/17	295	296
	JPMorgan Chase & Co.	2.000%	8/15/17	635	644
	JPMorgan Chase & Co.	6.000%	1/15/18	1,696	1,895
	JPMorgan Chase & Co.	1.800%	1/25/18	470	473
	JPMorgan Chase & Co.	1.700%	3/1/18	1,200	1,204
	JPMorgan Chase & Co.	1.625%	5/15/18	1,025	1,022
	JPMorgan Chase & Co.	2.350%	1/28/19	1,430	1,452
	JPMorgan Chase & Co.	6.300%	4/23/19	350	407
	JPMorgan Chase & Co.	2.250%	1/23/20	1,055	1,057
4	JPMorgan Chase & Co.	6.125%	12/29/49	180	185

	JPMorgan Chase Bank NA	5.875%	6/13/16	250	264
10	JPMorgan Chase Bank NA	5.375%	9/28/16	350	550
	JPMorgan Chase Bank NA	6.000%	7/5/17	215	237
	JPMorgan Chase Bank NA	6.000%	10/1/17	775	859
	KeyBank NA	1.650%	2/1/18	136	136
4,6	LBG Capital No.1 plc	8.000%	12/29/49	340	369
	Lloyds Bank plc	4.875%	1/21/16	351	362
	Lloyds Bank plc	2.300%	11/27/18	515	523
	Lloyds Bank plc	2.350%	9/5/19	230	233
	Lloyds Bank plc	2.400%	3/17/20	810	817
6	Macquarie Bank Ltd.	2.000%	8/15/16	985	998
6	Macquarie Bank Ltd.	1.600%	10/27/17	1,400	1,399
6	Macquarie Bank Ltd.	2.400%	1/21/20	865	872
	Manufacturers & Traders Trust Co.	1.250%	1/30/17	250	251
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	925	1,045
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	855	855
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	970	985
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	1,460	1,478
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	470	471
4	Manufacturers & Traders Trust Co.	5.629%	12/1/21	245	256
6	Mitsubishi UFJ Trust & Banking Corp.	1.600%	10/16/17	710	710
6	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	710	717
	Morgan Stanley	6.000%	4/28/15	665	667
	Morgan Stanley	4.000%	7/24/15	400	404
	Morgan Stanley	5.375%	10/15/15	610	625
	Morgan Stanley	3.450%	11/2/15	250	254
	Morgan Stanley	3.800%	4/29/16	925	952
	Morgan Stanley	5.750%	10/18/16	1,690	1,805
	Morgan Stanley	5.450%	1/9/17	640	685
	Morgan Stanley	5.550%	4/27/17	455	492
	Morgan Stanley	6.250%	8/28/17	335	370
	Morgan Stanley	5.950%	12/28/17	1,179	1,302
	Morgan Stanley	1.875%	1/5/18	585	588
	Morgan Stanley	6.625%	4/1/18	650	739
	Morgan Stanley	2.125%	4/25/18	740	748
	Morgan Stanley	2.500%	1/24/19	850	866
	Morgan Stanley	2.375%	7/23/19	1,090	1,097
	Morgan Stanley	2.650%	1/27/20	525	533
	MUFG Americas Holdings Corp.	1.625%	2/9/18	300	300
	MUFG Americas Holdings Corp.	2.250%	2/10/20	700	701
	MUFG Union Bank NA	5.950%	5/11/16	1,360	1,432
	MUFG Union Bank NA	3.000%	6/6/16	1,410	1,444
	MUFG Union Bank NA	1.500%	9/26/16	954	959
	MUFG Union Bank NA	2.125%	6/16/17	610	618
	MUFG Union Bank NA	2.625%	9/26/18	945	971
	MUFG Union Bank NA	2.250%	5/6/19	580	587
	National Australia Bank Ltd.	1.600%	8/7/15	250	251
	National Australia Bank Ltd.	1.300%	7/25/16	1,400	1,409
	National Australia Bank Ltd.	2.300%	7/25/18	500	511
	National City Bank	5.250%	12/15/16	250	267
	National City Bank	5.800%	6/7/17	375	410
	National City Corp.	6.875%	5/15/19	190	224
6	Nationwide Building Society	2.350%	1/21/20	950	950
	PNC Bank NA	0.800%	1/28/16	655	656
	PNC Bank NA	5.250%	1/15/17	665	713
	PNC Bank NA	1.125%	1/27/17	1,100	1,104
	PNC Bank NA	4.875%	9/21/17	365	394

PNC Bank NA	1.500%	10/18/17	1,200	1,205
PNC Bank NA	6.000%	12/7/17	115	128
PNC Bank NA	1.500%	2/23/18	1,300	1,304
PNC Bank NA	6.875%	4/1/18	100	115
PNC Bank NA	2.200%	1/28/19	1,185	1,200
PNC Bank NA	2.250%	7/2/19	760	769
PNC Bank NA	2.400%	10/18/19	1,060	1,078
PNC Funding Corp.	4.250%	9/21/15	615	625
PNC Funding Corp.	2.700%	9/19/16	983	1,006
PNC Funding Corp.	5.625%	2/1/17	105	113
PNC Funding Corp.	5.125%	2/8/20	180	205
Regions Bank	7.500%	5/15/18	250	290
Regions Financial Corp.	2.000%	5/15/18	650	647
Royal Bank of Canada	2.875%	4/19/16	1,700	1,742
Royal Bank of Canada	2.300%	7/20/16	1,065	1,086
Royal Bank of Canada	1.250%	6/16/17	480	481
Royal Bank of Canada	1.400%	10/13/17	640	644
Royal Bank of Canada	1.500%	1/16/18	95	96
Royal Bank of Canada	2.200%	7/27/18	600	613
Royal Bank of Scotland Group plc	6.400%	10/21/19	205	237
Royal Bank of Scotland plc	3.950%	9/21/15	501	508
Royal Bank of Scotland plc	4.375%	3/16/16	578	596
Royal Bank of Scotland plc	5.625%	8/24/20	350	406
Royal Bank of Scotland plc	6.125%	1/11/21	35	42
Santander Bank NA	8.750%	5/30/18	795	929
Societe Generale SA	2.750%	10/12/17	680	700
State Street Bank & Trust Co.	5.300%	1/15/16	190	197
Sumitomo Mitsui Banking Corp.	1.350%	7/11/17	380	380
5 SunTrust Bank	0.555%	4/1/15	145	145
SunTrust Banks Inc.	3.500%	1/20/17	295	307
SunTrust Banks Inc.	6.000%	9/11/17	205	227
Svenska Handelsbanken AB	2.500%	1/25/19	940	964
Svenska Handelsbanken AB	2.250%	6/17/19	385	391
6 Swedbank AB	2.200%	3/4/20	320	321
Synchrony Financial	3.000%	8/15/19	2,075	2,120
Synchrony Financial	2.700%	2/3/20	460	461
Synchrony Financial	3.750%	8/15/21	240	248
Toronto-Dominion Bank	2.500%	7/14/16	509	521
Toronto-Dominion Bank	1.625%	3/13/18	1,505	1,518
Toronto-Dominion Bank	1.400%	4/30/18	680	681
Toronto-Dominion Bank	2.125%	7/2/19	1,560	1,580
Toronto-Dominion Bank	2.250%	11/5/19	1,765	1,795
UBS AG	5.875%	12/20/17	1,065	1,182
UBS AG	1.800%	3/26/18	1,300	1,302
UBS AG	5.750%	4/25/18	1,712	1,916
UBS AG	2.375%	8/14/19	1,100	1,108
US Bancorp	2.200%	4/25/19	220	224
US Bank NA	1.100%	1/30/17	183	184
US Bank NA	1.375%	9/11/17	1,010	1,015
US Bank NA	1.350%	1/26/18	502	503
US Bank NA	2.125%	10/28/19	913	922
4 US Bank NA	3.778%	4/29/20	820	824
Wachovia Bank NA	5.000%	8/15/15	250	254
Wachovia Bank NA	5.600%	3/15/16	405	424
Wachovia Bank NA	6.000%	11/15/17	1,413	1,578
Wachovia Corp.	5.625%	10/15/16	920	984
Wachovia Corp.	5.750%	6/15/17	900	989

Wachovia Corp.	5.750%	2/1/18	1,201	1,343
8 Washington Mutual Bank / Debt not acquired
by JPMorgan	6.875%	6/15/11	517	—
Wells Fargo & Co.	3.676%	6/15/16	1,230	1,273
Wells Fargo & Co.	1.150%	6/2/17	190	190
Wells Fargo & Co.	1.400%	9/8/17	887	891
Wells Fargo & Co.	5.625%	12/11/17	480	533
Wells Fargo & Co.	1.500%	1/16/18	300	301
Wells Fargo & Co.	2.150%	1/15/19	619	629
Wells Fargo & Co.	2.125%	4/22/19	1,460	1,477
Wells Fargo & Co.	2.150%	1/30/20	1,100	1,103
4 Wells Fargo & Co.	5.900%	12/29/49	170	177
Westpac Banking Corp.	1.125%	9/25/15	650	652
Westpac Banking Corp.	3.000%	12/9/15	850	865
Westpac Banking Corp.	0.950%	1/12/16	500	501
Westpac Banking Corp.	1.050%	11/25/16	765	768
Westpac Banking Corp.	1.200%	5/19/17	500	500
Westpac Banking Corp.	2.000%	8/14/17	1,225	1,246
Westpac Banking Corp.	1.500%	12/1/17	1,175	1,182
Westpac Banking Corp.	1.600%	1/12/18	1,025	1,029
Westpac Banking Corp.	2.250%	7/30/18	500	510
Westpac Banking Corp.	2.250%	1/17/19	600	611
Westpac Banking Corp.	4.875%	11/19/19	845	949
Zions Bancorporation	5.500%	11/16/15	19	19

Brokerage (0.6%)
Ameriprise Financial Inc.	5.650%	11/15/15	71	73
4 Ameriprise Financial Inc.	7.518%	6/1/66	155	162
Charles Schwab Corp.	6.375%	9/1/17	140	157
Charles Schwab Corp.	1.500%	3/10/18	465	467
Franklin Resources Inc.	1.375%	9/15/17	380	382
Jefferies Group LLC	5.125%	4/13/18	365	384
Legg Mason Inc.	2.700%	7/15/19	140	142
8 Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
Nomura Holdings Inc.	4.125%	1/19/16	560	573
Nomura Holdings Inc.	2.000%	9/13/16	2,230	2,252
Nomura Holdings Inc.	2.750%	3/19/19	620	632
NYSE Euronext	2.000%	10/5/17	980	994
TD Ameritrade Holding Corp.	2.950%	4/1/22	415	421
6 TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	923	945

Finance Companies (1.7%)
Air Lease Corp.	5.625%	4/1/17	1,993	2,130
Air Lease Corp.	3.375%	1/15/19	845	867
General Electric Capital Corp.	1.625%	7/2/15	605	607
General Electric Capital Corp.	4.375%	9/21/15	260	265
General Electric Capital Corp.	2.250%	11/9/15	485	490
General Electric Capital Corp.	1.000%	12/11/15	170	171
General Electric Capital Corp.	5.000%	1/8/16	595	615
General Electric Capital Corp.	2.950%	5/9/16	438	449
General Electric Capital Corp.	1.500%	7/12/16	930	939
General Electric Capital Corp.	3.350%	10/17/16	1,345	1,399
General Electric Capital Corp.	2.900%	1/9/17	145	150
General Electric Capital Corp.	5.400%	2/15/17	860	930
General Electric Capital Corp.	2.450%	3/15/17	1,830	1,886
General Electric Capital Corp.	5.625%	9/15/17	2,570	2,841
General Electric Capital Corp.	5.625%	5/1/18	2,378	2,668

	General Electric Capital Corp.	6.000%	8/7/19	350	408
	General Electric Capital Corp.	2.200%	1/9/20	1,050	1,059
4	General Electric Capital Corp.	6.375%	11/15/67	165	179
	HSBC Finance Corp.	5.250%	4/15/15	475	476
	HSBC Finance Corp.	5.000%	6/30/15	1,104	1,115
	HSBC Finance Corp.	5.500%	1/19/16	1,507	1,561
5	HSBC Finance Corp.	0.692%	6/1/16	425	424

	Insurance (2.1%)
	Aflac Inc.	8.500%	5/15/19	235	297
	Aflac Inc.	2.400%	3/16/20	280	283
	Alleghany Corp.	5.625%	9/15/20	210	235
	Allied World Assurance Co. Ltd.	7.500%	8/1/16	1,395	1,506
	Allied World Assurance Co. Ltd.	5.500%	11/15/20	50	57
	Alterra Finance LLC	6.250%	9/30/20	235	277
	American Financial Group Inc.	9.875%	6/15/19	770	983
	American International Group Inc.	2.375%	8/24/15	250	251
	American International Group Inc.	5.050%	10/1/15	85	87
	American International Group Inc.	5.600%	10/18/16	1,070	1,144
10	American International Group Inc.	6.765%	11/15/17	358	603
	American International Group Inc.	5.850%	1/16/18	1,915	2,141
	American International Group Inc.	2.300%	7/16/19	880	892
	American International Group Inc.	3.375%	8/15/20	500	528
	American International Group Inc.	3.875%	1/15/35	210	211
	Anthem Inc.	1.875%	1/15/18	465	468
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	470	531
	Assurant Inc.	2.500%	3/15/18	700	712
	Axis Specialty Finance LLC	5.875%	6/1/20	300	343
	AXIS Specialty Finance plc	2.650%	4/1/19	350	355
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	600	675
	Berkshire Hathaway Inc.	2.200%	8/15/16	125	128
	Berkshire Hathaway Inc.	2.100%	8/14/19	125	128
	CNA Financial Corp.	6.500%	8/15/16	505	541
	CNA Financial Corp.	7.350%	11/15/19	100	120
	Hartford Financial Services Group Inc.	4.000%	10/15/17	126	133
	Manulife Financial Corp.	3.400%	9/17/15	380	384
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	125	128
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	340	343
6	MassMutual Global Funding II	3.125%	4/14/16	305	313
6	MassMutual Global Funding II	2.000%	4/5/17	200	203
6	MassMutual Global Funding II	2.100%	8/2/18	300	306
6	MassMutual Global Funding II	2.500%	10/17/22	365	362
	MetLife Inc.	6.750%	6/1/16	990	1,057
	MetLife Inc.	1.756%	12/15/17	300	304
	MetLife Inc.	6.817%	8/15/18	315	368
	MetLife Inc.	7.717%	2/15/19	220	267
6	Metropolitan Life Global Funding I	1.500%	1/10/18	650	653
6	Metropolitan Life Global Funding I	2.300%	4/10/19	275	279
6	New York Life Global Funding	1.950%	2/11/20	430	430
	PartnerRe Finance A LLC	6.875%	6/1/18	520	593
	Principal Financial Group Inc.	1.850%	11/15/17	400	404
6	Principal Life Global Funding II	2.250%	10/15/18	275	281
6	Principal Life Global Funding II	2.200%	4/8/20	685	684
4	Progressive Corp.	6.700%	6/15/67	215	227
	Prudential Financial Inc.	3.000%	5/12/16	275	281
	Prudential Financial Inc.	7.375%	6/15/19	255	309
	Prudential Financial Inc.	2.350%	8/15/19	260	263

Reinsurance Group of America Inc.	5.625%	3/15/17	275	296
Reinsurance Group of America Inc.	6.450%	11/15/19	505	591
6 Reliance Standard Life Global Funding II	2.500%	1/15/20	1,255	1,263
Torchmark Corp.	9.250%	6/15/19	170	214
Transatlantic Holdings Inc.	5.750%	12/14/15	480	495
Travelers Cos. Inc.	5.800%	5/15/18	55	62
Travelers Cos. Inc.	5.900%	6/2/19	70	81
Travelers Cos. Inc.	3.900%	11/1/20	105	114
UnitedHealth Group Inc.	1.400%	12/15/17	290	292
UnitedHealth Group Inc.	2.300%	12/15/19	235	240
Unum Group	7.125%	9/30/16	325	352
6 UnumProvident Finance Co. plc	6.850%	11/15/15	207	214

Real Estate Investment Trusts (1.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	715	717
ARC Properties Operating Partnership
LP/Clark Acquisition LLC	2.000%	2/6/17	2,740	2,658
ARC Properties Operating Partnership
LP/Clark Acquisition LLC	3.000%	2/6/19	505	488
BioMed Realty LP	3.850%	4/15/16	385	395
Boston Properties LP	3.700%	11/15/18	100	107
Boston Properties LP	5.875%	10/15/19	500	580
Brandywine Operating Partnership LP	5.700%	5/1/17	305	329
Brandywine Operating Partnership LP	4.950%	4/15/18	475	511
DDR Corp.	9.625%	3/15/16	205	221
DDR Corp.	4.750%	4/15/18	725	780
DDR Corp.	7.875%	9/1/20	170	212
Digital Realty Trust LP	4.500%	7/15/15	198	199
Digital Realty Trust LP	5.875%	2/1/20	460	521
Duke Realty LP	5.950%	2/15/17	237	256
Duke Realty LP	6.500%	1/15/18	80	90
Duke Realty LP	6.750%	3/15/20	240	285
ERP Operating LP	4.750%	7/15/20	100	111
6 Goodman Funding Pty Ltd.	6.375%	11/12/20	500	584
HCP Inc.	3.750%	2/1/16	790	808
HCP Inc.	6.700%	1/30/18	235	266
HCP Inc.	2.625%	2/1/20	295	296
HCP Inc.	5.375%	2/1/21	450	506
Health Care REIT Inc.	3.625%	3/15/16	1,032	1,058
Health Care REIT Inc.	4.700%	9/15/17	365	392
Health Care REIT Inc.	2.250%	3/15/18	325	330
Health Care REIT Inc.	4.125%	4/1/19	1,137	1,222
Health Care REIT Inc.	6.125%	4/15/20	350	406
Healthcare Realty Trust Inc.	6.500%	1/17/17	320	348
Highwoods Realty LP	5.850%	3/15/17	105	114
Kilroy Realty LP	4.800%	7/15/18	435	469
Liberty Property LP	5.500%	12/15/16	655	696
Liberty Property LP	4.750%	10/1/20	35	38
ProLogis LP	4.500%	8/15/17	200	213
ProLogis LP	2.750%	2/15/19	100	102
Realty Income Corp.	2.000%	1/31/18	130	131
Realty Income Corp.	6.750%	8/15/19	145	171
Regency Centers LP	5.875%	6/15/17	325	354
6 Scentre Group Trust 1 / Scentre Group Trust
2	2.375%	11/5/19	520	524
Senior Housing Properties Trust	4.300%	1/15/16	340	346
Senior Housing Properties Trust	3.250%	5/1/19	850	864

Simon Property Group LP	2.800%	1/30/17	547	563
Simon Property Group LP	2.150%	9/15/17	40	41
Simon Property Group LP	10.350%	4/1/19	250	324
Simon Property Group LP	5.650%	2/1/20	36	42
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	560	565
6 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	710	715
6 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	710	720
				362,527
Industrial (27.8%)
Basic Industry (2.3%)
Agrium Inc.	6.750%	1/15/19	337	393
Air Products & Chemicals Inc.	2.000%	8/2/16	265	270
Air Products & Chemicals Inc.	1.200%	10/15/17	275	276
Air Products & Chemicals Inc.	4.375%	8/21/19	170	187
Airgas Inc.	1.650%	2/15/18	415	413
Albemarle Corp.	3.000%	12/1/19	120	121
Barrick North America Finance LLC	6.800%	9/15/18	420	482
9 BHP Billiton Finance Ltd.	6.375%	4/4/16	325	371
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	86	87
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	1,720	1,743
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	768	833
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	335	342
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	878	1,033
CF Industries Inc.	6.875%	5/1/18	935	1,062
Eastman Chemical Co.	2.400%	6/1/17	718	733
Eastman Chemical Co.	2.700%	1/15/20	795	807
EI du Pont de Nemours & Co.	6.000%	7/15/18	658	750
EI du Pont de Nemours & Co.	4.625%	1/15/20	270	301
Freeport-McMoRan Inc.	2.300%	11/14/17	355	354
Freeport-McMoRan Inc.	2.375%	3/15/18	585	582
Freeport-McMoRan Inc.	3.100%	3/15/20	680	662
6 Glencore Finance Canada Ltd.	3.600%	1/15/17	470	485
6 Glencore Funding LLC	2.500%	1/15/19	230	230
Goldcorp Inc.	2.125%	3/15/18	360	362
LyondellBasell Industries NV	5.000%	4/15/19	995	1,093
Monsanto Co.	5.125%	4/15/18	535	593
Monsanto Co.	1.850%	11/15/18	75	75
Monsanto Co.	2.125%	7/15/19	950	963
Nucor Corp.	5.750%	12/1/17	209	233
Nucor Corp.	5.850%	6/1/18	595	666
Plains Exploration & Production Co.	6.500%	11/15/20	431	457
Plains Exploration & Production Co.	6.750%	2/1/22	162	171
Plains Exploration & Production Co.	6.875%	2/15/23	276	293
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	538	563
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	170	201
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	70	79
PPG Industries Inc.	1.900%	1/15/16	245	247
PPG Industries Inc.	2.300%	11/15/19	715	725
9 PPG Industries Inc.	0.875%	3/13/22	421	452
Praxair Inc.	4.500%	8/15/19	510	566
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	520	530
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	710	815
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	470	595
Rio Tinto Finance USA plc	1.375%	6/17/16	915	919
Rio Tinto Finance USA plc	2.000%	3/22/17	1,000	1,014

Rio Tinto Finance USA plc	1.625%	8/21/17	1,285	1,290
Rio Tinto Finance USA plc	2.250%	12/14/18	1,300	1,319
Teck Resources Ltd.	3.150%	1/15/17	295	299
Teck Resources Ltd.	3.850%	8/15/17	205	212
Teck Resources Ltd.	2.500%	2/1/18	270	268
Teck Resources Ltd.	3.000%	3/1/19	55	55
Vale Overseas Ltd.	6.250%	1/11/16	579	598
Vale Overseas Ltd.	6.250%	1/23/17	739	783
Vale Overseas Ltd.	5.625%	9/15/19	383	407

Capital Goods (3.1%)
6 ABB Treasury Center USA Inc.	2.500%	6/15/16	350	356
Boeing Capital Corp.	2.125%	8/15/16	520	530
Boeing Capital Corp.	2.900%	8/15/18	475	497
Boeing Capital Corp.	4.700%	10/27/19	350	393
Boeing Co.	0.950%	5/15/18	765	758
Boeing Co.	6.000%	3/15/19	315	368
6 Bombardier Inc.	4.250%	1/15/16	230	236
Caterpillar Financial Services Corp.	2.750%	6/24/15	250	251
Caterpillar Financial Services Corp.	5.450%	4/15/18	1,095	1,225
Caterpillar Financial Services Corp.	7.050%	10/1/18	145	171
Caterpillar Financial Services Corp.	7.150%	2/15/19	895	1,070
Caterpillar Inc.	7.900%	12/15/18	835	1,019
Crane Co.	2.750%	12/15/18	385	395
Danaher Corp.	2.300%	6/23/16	782	799
Danaher Corp.	5.400%	3/1/19	470	535
Danaher Corp.	3.900%	6/23/21	525	576
9 Dover Corp.	2.125%	12/1/20	240	278
6 Embraer Overseas Ltd.	5.696%	9/16/23	263	279
Emerson Electric Co.	4.125%	4/15/15	230	230
Emerson Electric Co.	5.375%	10/15/17	240	265
Emerson Electric Co.	5.250%	10/15/18	120	135
Emerson Electric Co.	5.000%	4/15/19	80	89
Emerson Electric Co.	4.875%	10/15/19	305	345
General Dynamics Corp.	1.000%	11/15/17	1,765	1,764
General Electric Co.	0.850%	10/9/15	370	371
General Electric Co.	5.250%	12/6/17	3,115	3,445
Harsco Corp.	2.700%	10/15/15	312	313
Honeywell International Inc.	5.300%	3/1/18	628	701
Honeywell International Inc.	5.000%	2/15/19	1,368	1,539
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	810	832
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	240	242
John Deere Capital Corp.	0.875%	4/17/15	125	125
John Deere Capital Corp.	0.950%	6/29/15	425	426
John Deere Capital Corp.	2.250%	6/7/16	650	662
John Deere Capital Corp.	1.850%	9/15/16	960	976
John Deere Capital Corp.	2.000%	1/13/17	320	327
John Deere Capital Corp.	1.400%	3/15/17	510	515
John Deere Capital Corp.	2.800%	9/18/17	160	167
John Deere Capital Corp.	1.200%	10/10/17	810	811
John Deere Capital Corp.	1.550%	12/15/17	475	480
John Deere Capital Corp.	1.300%	3/12/18	525	527
John Deere Capital Corp.	5.350%	4/3/18	480	537
John Deere Capital Corp.	5.750%	9/10/18	350	399
John Deere Capital Corp.	1.950%	12/13/18	1,155	1,174
John Deere Capital Corp.	1.950%	3/4/19	100	101
John Deere Capital Corp.	2.300%	9/16/19	305	311

	John Deere Capital Corp.	2.050%	3/10/20	465	468
11	John Deere Financial Ltd.	3.500%	12/18/19	460	360
	L-3 Communications Corp.	3.950%	11/15/16	405	421
	L-3 Communications Corp.	1.500%	5/28/17	235	234
	L-3 Communications Corp.	5.200%	10/15/19	360	400
	Lockheed Martin Corp.	4.250%	11/15/19	1,027	1,128
	Lockheed Martin Corp.	3.350%	9/15/21	455	483
	Mohawk Industries Inc.	6.125%	1/15/16	957	994
	Precision Castparts Corp.	0.700%	12/20/15	460	460
	Precision Castparts Corp.	1.250%	1/15/18	1,770	1,764
	Raytheon Co.	6.750%	3/15/18	360	415
	Raytheon Co.	6.400%	12/15/18	135	158
	Rockwell Automation Inc.	5.650%	12/1/17	115	127
	Roper Industries Inc.	1.850%	11/15/17	520	524
	Roper Industries Inc.	2.050%	10/1/18	235	236
9	Schneider Electric SE	3.750%	7/12/18	200	239
6	Schneider Electric SE	2.950%	9/27/22	520	528
	United Rentals North America Inc.	5.750%	7/15/18	585	610
	United Rentals North America Inc.	4.625%	7/15/23	340	344
	United Technologies Corp.	4.875%	5/1/15	100	100
	United Technologies Corp.	5.375%	12/15/17	691	768
	United Technologies Corp.	6.125%	2/1/19	810	941
	United Technologies Corp.	4.500%	4/15/20	70	79
	Waste Management Inc.	2.600%	9/1/16	230	234
	Waste Management Inc.	6.100%	3/15/18	275	311

	Communication (4.6%)
	21st Century Fox America Inc.	7.250%	5/18/18	175	205
	21st Century Fox America Inc.	6.900%	3/1/19	160	189
	America Movil SAB de CV	2.375%	9/8/16	2,065	2,103
	America Movil SAB de CV	5.625%	11/15/17	555	613
9	America Movil SAB de CV	1.000%	6/4/18	700	766
	America Movil SAB de CV	5.000%	10/16/19	300	337
	America Movil SAB de CV	5.000%	3/30/20	275	312
	American Tower Corp.	4.500%	1/15/18	710	761
	American Tower Corp.	3.400%	2/15/19	380	394
	AT&T Inc.	2.500%	8/15/15	603	607
	AT&T Inc.	2.400%	8/15/16	735	748
	AT&T Inc.	1.600%	2/15/17	470	471
10	AT&T Inc.	5.875%	4/28/17	700	1,133
	AT&T Inc.	1.700%	6/1/17	275	276
	AT&T Inc.	1.400%	12/1/17	600	597
	AT&T Inc.	5.500%	2/1/18	559	614
	AT&T Inc.	5.600%	5/15/18	175	194
	AT&T Inc.	2.375%	11/27/18	325	329
	AT&T Inc.	5.800%	2/15/19	780	884
	British Telecommunications plc	1.250%	2/14/17	345	345
	British Telecommunications plc	2.350%	2/14/19	465	472
	CBS Corp.	1.950%	7/1/17	550	557
	CBS Corp.	4.625%	5/15/18	60	65
	CBS Corp.	2.300%	8/15/19	720	720
	Comcast Cable Communications LLC	8.875%	5/1/17	375	434
	Comcast Corp.	5.900%	3/15/16	485	509
	Comcast Corp.	6.500%	1/15/17	750	823
	Comcast Corp.	6.300%	11/15/17	270	305
	Comcast Corp.	5.875%	2/15/18	410	462
	Comcast Corp.	5.700%	5/15/18	1,360	1,534

Comcast Corp.	5.700%	7/1/19	1,275	1,475
Comcast Corp.	5.150%	3/1/20	25	29
6 Deutsche Telekom International Finance BV	3.125%	4/11/16	490	501
6 Deutsche Telekom International Finance BV	2.250%	3/6/17	200	204
Deutsche Telekom International Finance BV	6.750%	8/20/18	275	320
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	1,115	1,140
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	1,645	1,675
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	1,135	1,135
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	870	1,002
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	520	587
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	100	109
Embarq Corp.	7.082%	6/1/16	450	477
Interpublic Group of Cos. Inc.	2.250%	11/15/17	78	79
6 KT Corp.	1.750%	4/22/17	815	816
Moody's Corp.	2.750%	7/15/19	1,400	1,431
Moody's Corp.	5.500%	9/1/20	150	171
NBCUniversal Media LLC	2.875%	4/1/16	95	97
NBCUniversal Media LLC	5.150%	4/30/20	510	586
Omnicom Group Inc.	5.900%	4/15/16	850	891
Omnicom Group Inc.	6.250%	7/15/19	125	146
Omnicom Group Inc.	4.450%	8/15/20	410	451
Orange SA	2.750%	9/14/16	540	552
Orange SA	2.750%	2/6/19	720	743
Qwest Corp.	6.500%	6/1/17	185	203
Rogers Communications Inc.	6.800%	8/15/18	813	943
6 SES Global Americas Holdings GP	2.500%	3/25/19	1,295	1,298
6 Sky plc	2.625%	9/16/19	300	304
TCI Communications Inc.	8.750%	8/1/15	240	247
Telecom Italia Capital SA	5.250%	10/1/15	100	102
Telecom Italia Capital SA	6.999%	6/4/18	345	386
Telecom Italia Capital SA	7.175%	6/18/19	235	270
Telefonica Emisiones SAU	3.992%	2/16/16	1,105	1,133
Telefonica Emisiones SAU	6.421%	6/20/16	305	324
Telefonica Emisiones SAU	6.221%	7/3/17	630	695
Telefonica Emisiones SAU	3.192%	4/27/18	1,840	1,916
Telefonica Emisiones SAU	5.877%	7/15/19	275	317
Telefonica Emisiones SAU	5.134%	4/27/20	400	451
Thomson Reuters Corp.	0.875%	5/23/16	400	400
Thomson Reuters Corp.	1.300%	2/23/17	520	520
Thomson Reuters Corp.	6.500%	7/15/18	730	834
Thomson Reuters Corp.	4.700%	10/15/19	480	530
Time Warner Cable Inc.	5.850%	5/1/17	1,100	1,197
Time Warner Cable Inc.	6.750%	7/1/18	1,955	2,250
Time Warner Cable Inc.	8.750%	2/14/19	895	1,105
Time Warner Cable Inc.	8.250%	4/1/19	805	985
Time Warner Cable Inc.	5.000%	2/1/20	425	474
Time Warner Cable Inc.	4.000%	9/1/21	250	267
Verizon Communications Inc.	2.500%	9/15/16	600	613
Verizon Communications Inc.	1.350%	6/9/17	1,925	1,924
Verizon Communications Inc.	6.100%	4/15/18	250	282
Verizon Communications Inc.	3.650%	9/14/18	2,750	2,921

Verizon Communications Inc.	6.350%	4/1/19	250	291
Verizon Communications Inc.	2.550%	6/17/19	130	133
Verizon Communications Inc.	2.625%	2/21/20	1,020	1,035
Verizon Communications Inc.	4.500%	9/15/20	550	605
Verizon Communications Inc.	3.500%	11/1/21	250	261
Viacom Inc.	6.250%	4/30/16	310	328
Viacom Inc.	2.500%	12/15/16	120	123
Viacom Inc.	6.125%	10/5/17	255	283
Viacom Inc.	2.500%	9/1/18	236	240
Viacom Inc.	5.625%	9/15/19	75	85
Vodafone Group plc	1.250%	9/26/17	280	278
Vodafone Group plc	5.450%	6/10/19	100	114

Consumer Cyclical (4.0%)
6 Alibaba Group Holding Ltd.	1.625%	11/28/17	905	906
6 Alibaba Group Holding Ltd.	2.500%	11/28/19	1,630	1,627
Amazon.com Inc.	2.600%	12/5/19	935	957
American Honda Finance Corp.	1.125%	10/7/16	470	473
American Honda Finance Corp.	2.125%	10/10/18	460	468
American Honda Finance Corp.	2.250%	8/15/19	1,000	1,017
AutoZone Inc.	7.125%	8/1/18	845	985
AutoZone Inc.	4.000%	11/15/20	385	414
Brinker International Inc.	2.600%	5/15/18	630	634
Costco Wholesale Corp.	5.500%	3/15/17	140	153
Costco Wholesale Corp.	1.750%	2/15/20	350	349
CVS Health Corp.	2.250%	12/5/18	600	612
6 Daimler Finance North America LLC	2.950%	1/11/17	405	418
6 Daimler Finance North America LLC	1.125%	3/10/17	655	655
6 Daimler Finance North America LLC	2.400%	4/10/17	260	267
6 Daimler Finance North America LLC	1.375%	8/1/17	475	475
6 Daimler Finance North America LLC	1.875%	1/11/18	280	283
6 Daimler Finance North America LLC	1.650%	3/2/18	335	337
6 Daimler Finance North America LLC	2.375%	8/1/18	700	718
6 Daimler Finance North America LLC	2.250%	9/3/19	355	358
6 Daimler Finance North America LLC	2.250%	3/2/20	335	337
Dollar General Corp.	4.125%	7/15/17	305	321
Dollar General Corp.	1.875%	4/15/18	235	232
eBay Inc.	2.200%	8/1/19	480	481
6 Experian Finance plc	2.375%	6/15/17	905	913
Ford Motor Credit Co. LLC	2.500%	1/15/16	420	425
Ford Motor Credit Co. LLC	4.207%	4/15/16	819	844
Ford Motor Credit Co. LLC	3.984%	6/15/16	750	773
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,375	1,523
Ford Motor Credit Co. LLC	4.250%	2/3/17	245	257
Ford Motor Credit Co. LLC	3.000%	6/12/17	625	645
Ford Motor Credit Co. LLC	6.625%	8/15/17	1,395	1,550
Ford Motor Credit Co. LLC	2.145%	1/9/18	700	708
Ford Motor Credit Co. LLC	5.000%	5/15/18	1,715	1,871
Ford Motor Credit Co. LLC	2.375%	3/12/19	465	470
Ford Motor Credit Co. LLC	2.597%	11/4/19	600	607
Ford Motor Credit Co. LLC	2.459%	3/27/20	465	464
General Motors Co.	3.500%	10/2/18	585	602
General Motors Financial Co. Inc.	2.625%	7/10/17	475	480
General Motors Financial Co. Inc.	4.750%	8/15/17	25	26
General Motors Financial Co. Inc.	3.250%	5/15/18	500	511
General Motors Financial Co. Inc.	3.500%	7/10/19	145	148
6 Harley-Davidson Financial Services Inc.	1.150%	9/15/15	510	511

6	Harley-Davidson Financial Services Inc.	3.875%	3/15/16	357	367
6	Harley-Davidson Financial Services Inc.	2.700%	3/15/17	415	427
6	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	235	239
6	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	255	256
6	Harley-Davidson Funding Corp.	6.800%	6/15/18	90	104
	Home Depot Inc.	2.000%	6/15/19	475	483
6	Hyundai Capital America	4.000%	6/8/17	193	203
6	Hyundai Capital Services Inc.	6.000%	5/5/15	100	100
6	Hyundai Capital Services Inc.	4.375%	7/27/16	200	208
6	Kia Motors Corp.	3.625%	6/14/16	651	669
	Lowe's Cos. Inc.	1.625%	4/15/17	1,016	1,031
	Lowe's Cos. Inc.	6.100%	9/15/17	300	337
	Lowe's Cos. Inc.	4.625%	4/15/20	225	250
	Macy's Retail Holdings Inc.	5.900%	12/1/16	282	304
	Macy's Retail Holdings Inc.	7.450%	7/15/17	200	226
	Marriott International Inc.	6.375%	6/15/17	180	198
	Marriott International Inc.	3.000%	3/1/19	240	248
	MasterCard Inc.	2.000%	4/1/19	300	306
	Nordstrom Inc.	6.250%	1/15/18	624	704
	PACCAR Financial Corp.	0.750%	8/14/15	320	320
	PACCAR Financial Corp.	1.600%	3/15/17	160	162
	PACCAR Financial Corp.	1.450%	3/9/18	185	186
	PACCAR Financial Corp.	2.200%	9/15/19	450	458
	QVC Inc.	3.125%	4/1/19	230	232
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	150	151
	Staples Inc.	2.750%	1/12/18	80	80
	Starbucks Corp.	2.000%	12/5/18	450	459
	Target Corp.	2.300%	6/26/19	670	686
	TJX Cos. Inc.	6.950%	4/15/19	325	388
	TJX Cos. Inc.	2.750%	6/15/21	480	490
	Toll Brothers Finance Corp.	5.150%	5/15/15	370	372
	Toyota Motor Credit Corp.	2.000%	9/15/16	171	174
	Toyota Motor Credit Corp.	2.050%	1/12/17	610	623
	Toyota Motor Credit Corp.	1.750%	5/22/17	890	903
	Toyota Motor Credit Corp.	1.450%	1/12/18	650	653
	Toyota Motor Credit Corp.	2.000%	10/24/18	490	498
	Toyota Motor Credit Corp.	2.100%	1/17/19	470	478
	Toyota Motor Credit Corp.	2.125%	7/18/19	960	974
	Toyota Motor Credit Corp.	2.150%	3/12/20	400	404
	VF Corp.	5.950%	11/1/17	140	157
	Wal-Mart Stores Inc.	0.600%	4/11/16	445	446
	Wal-Mart Stores Inc.	2.800%	4/15/16	480	492
	Wal-Mart Stores Inc.	5.375%	4/5/17	489	533
	Wal-Mart Stores Inc.	5.800%	2/15/18	565	639
	Wal-Mart Stores Inc.	1.125%	4/11/18	560	561
	Wal-Mart Stores Inc.	1.950%	12/15/18	450	461
	Wal-Mart Stores Inc.	3.625%	7/8/20	480	523
	Wal-Mart Stores Inc.	3.250%	10/25/20	457	489
	Wal-Mart Stores Inc.	4.250%	4/15/21	115	129
	Walgreen Co.	1.800%	9/15/17	570	576
	Walgreen Co.	5.250%	1/15/19	265	297
	Walgreens Boots Alliance Inc.	1.750%	11/17/17	235	237
	Walgreens Boots Alliance Inc.	2.700%	11/18/19	365	373
10	Walgreens Boots Alliance Inc.	2.875%	11/20/20	281	426
6	Wesfarmers Ltd.	2.983%	5/18/16	910	931
6	Wesfarmers Ltd.	1.874%	3/20/18	425	428
	Wyndham Worldwide Corp.	2.950%	3/1/17	200	204

Wyndham Worldwide Corp.	2.500%	3/1/18	165	166
Yum! Brands Inc.	6.250%	4/15/16	215	226
Yum! Brands Inc.	6.250%	3/15/18	74	83

Consumer Noncyclical (6.2%)
Abbott Laboratories	2.000%	3/15/20	600	603
AbbVie Inc.	1.750%	11/6/17	1,065	1,069
Actavis Funding SCS	1.850%	3/1/17	500	504
Actavis Funding SCS	2.350%	3/12/18	1,000	1,013
Actavis Funding SCS	2.450%	6/15/19	235	234
Actavis Funding SCS	3.000%	3/12/20	1,335	1,362
Actavis Inc.	1.875%	10/1/17	657	659
Actavis Inc.	6.125%	8/15/19	235	269
Agilent Technologies Inc.	6.500%	11/1/17	99	110
Agilent Technologies Inc.	5.000%	7/15/20	265	289
Allergan Inc.	5.750%	4/1/16	647	677
Allergan Inc.	1.350%	3/15/18	200	197
Altria Group Inc.	4.125%	9/11/15	1,153	1,171
Altria Group Inc.	9.250%	8/6/19	1,369	1,756
Altria Group Inc.	4.750%	5/5/21	710	792
Amgen Inc.	2.125%	5/15/17	1,780	1,813
Amgen Inc.	5.850%	6/1/17	843	926
Amgen Inc.	6.150%	6/1/18	112	128
Amgen Inc.	5.700%	2/1/19	185	211
Amgen Inc.	2.200%	5/22/19	1,345	1,362
Anheuser-Busch Cos. LLC	5.050%	10/15/16	125	133
Anheuser-Busch Cos. LLC	5.600%	3/1/17	100	109
Anheuser-Busch Cos. LLC	5.500%	1/15/18	150	167
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	265	265
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	415	422
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	296	296
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	865	882
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	1,230	1,238
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	550	665
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	150	173
Baxter International Inc.	5.375%	6/1/18	255	285
6 Bayer US Finance LLC	1.500%	10/6/17	475	479
6 Bayer US Finance LLC	2.375%	10/8/19	1,425	1,449
Becton Dickinson & Co.	1.800%	12/15/17	400	403
Becton Dickinson & Co.	2.675%	12/15/19	185	189
Biogen Inc.	6.875%	3/1/18	120	138
Boston Scientific Corp.	6.250%	11/15/15	270	279
Boston Scientific Corp.	6.400%	6/15/16	370	392
Boston Scientific Corp.	2.650%	10/1/18	540	546
Bottling Group LLC	5.500%	4/1/16	301	316
Cardinal Health Inc.	1.900%	6/15/17	170	172
Cardinal Health Inc.	1.700%	3/15/18	495	497
6 Cargill Inc.	1.900%	3/1/17	655	665
6 Cargill Inc.	6.000%	11/27/17	300	335
9 Cargill Inc.	1.875%	9/4/19	234	267
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	100	103
Celgene Corp.	2.300%	8/15/18	220	223
Clorox Co.	5.950%	10/15/17	120	134
Coca-Cola Co.	1.650%	3/14/18	100	102
Coca-Cola Co.	1.150%	4/1/18	245	245
Coca-Cola Co.	1.650%	11/1/18	355	360
Coca-Cola Co.	3.150%	11/15/20	250	266

Coca-Cola Co.	3.300%	9/1/21	390	416
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	450	461
Colgate-Palmolive Co.	0.900%	5/1/18	500	497
ConAgra Foods Inc.	1.300%	1/25/16	660	662
ConAgra Foods Inc.	5.819%	6/15/17	74	81
ConAgra Foods Inc.	1.900%	1/25/18	750	751
ConAgra Foods Inc.	2.100%	3/15/18	68	68
ConAgra Foods Inc.	7.000%	4/15/19	101	118
Constellation Brands Inc.	3.875%	11/15/19	250	258
Constellation Brands Inc.	3.750%	5/1/21	120	122
Covidien International Finance SA	1.350%	5/29/15	510	511
Covidien International Finance SA	2.800%	6/15/15	345	347
Covidien International Finance SA	6.000%	10/15/17	1,193	1,330
CR Bard Inc.	1.375%	1/15/18	345	344
Diageo Capital plc	1.125%	4/29/18	170	169
Edwards Lifesciences Corp.	2.875%	10/15/18	600	618
Express Scripts Holding Co.	2.650%	2/15/17	1,222	1,253
Genentech Inc.	4.750%	7/15/15	420	425
General Mills Inc.	5.700%	2/15/17	219	237
General Mills Inc.	1.400%	10/20/17	315	316
Gilead Sciences Inc.	3.050%	12/1/16	448	464
Gilead Sciences Inc.	2.350%	2/1/20	535	549
Gilead Sciences Inc.	4.500%	4/1/21	140	157
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	400	452
Ingredion Inc.	1.800%	9/25/17	144	144
6 JM Smucker Co.	1.750%	3/15/18	400	402
6 JM Smucker Co.	2.500%	3/15/20	480	486
Kraft Foods Group Inc.	2.250%	6/5/17	228	232
Kraft Foods Group Inc.	6.125%	8/23/18	291	330
Kroger Co.	1.200%	10/17/16	160	160
Kroger Co.	2.200%	1/15/17	185	188
Kroger Co.	6.800%	12/15/18	150	176
Kroger Co.	2.300%	1/15/19	760	771
Laboratory Corp. of America Holdings	2.625%	2/1/20	235	236
Lorillard Tobacco Co.	3.500%	8/4/16	620	637
Lorillard Tobacco Co.	8.125%	6/23/19	481	588
9 Luxottica Group SPA	3.625%	3/19/19	550	665
McKesson Corp.	0.950%	12/4/15	600	601
McKesson Corp.	3.250%	3/1/16	413	422
McKesson Corp.	5.700%	3/1/17	150	163
McKesson Corp.	2.284%	3/15/19	750	758
Medco Health Solutions Inc.	7.125%	3/15/18	805	927
6 Medtronic Inc.	1.500%	3/15/18	675	678
6 Medtronic Inc.	2.500%	3/15/20	1,940	1,981
6 Medtronic Inc.	3.150%	3/15/22	250	259
Merck & Co. Inc.	1.850%	2/10/20	550	553
Merck Sharp & Dohme Corp.	5.000%	6/30/19	350	397
Mondelez International Inc.	4.125%	2/9/16	862	885
Mondelez International Inc.	2.250%	2/1/19	980	992
9 Mondelez International Inc.	2.375%	1/26/21	216	252
9 Mondelez International Inc.	1.000%	3/7/22	724	782
Mylan Inc.	1.800%	6/24/16	775	780
Mylan Inc.	2.600%	6/24/18	1,371	1,397
Mylan Inc.	2.550%	3/28/19	335	337
Nabisco Inc.	7.550%	6/15/15	60	61
Newell Rubbermaid Inc.	2.050%	12/1/17	315	317
Newell Rubbermaid Inc.	2.875%	12/1/19	325	331

PepsiCo Inc.	0.700%	2/26/16	350	351
PepsiCo Inc.	2.500%	5/10/16	535	546
PepsiCo Inc.	5.000%	6/1/18	280	312
PepsiCo Inc.	7.900%	11/1/18	320	388
6 Pernod Ricard SA	2.950%	1/15/17	1,455	1,496
6 Pernod Ricard SA	4.450%	1/15/22	75	81
Perrigo Co. plc	2.300%	11/8/18	355	358
Pfizer Inc.	6.200%	3/15/19	1,290	1,509
Pharmacia Corp.	6.500%	12/1/18	200	235
Philip Morris International Inc.	2.500%	5/16/16	515	526
Philip Morris International Inc.	1.125%	8/21/17	125	125
Philip Morris International Inc.	5.650%	5/16/18	510	576
Procter & Gamble Co.	4.850%	12/15/15	75	77
Procter & Gamble Co.	4.700%	2/15/19	260	291
Quest Diagnostics Inc.	2.700%	4/1/19	465	474
Reynolds American Inc.	6.750%	6/15/17	271	301
6 Roche Holdings Inc.	6.000%	3/1/19	576	669
6 Roche Holdings Inc.	2.250%	9/30/19	705	714
Sanofi	1.250%	4/10/18	1,130	1,130
St. Jude Medical Inc.	2.500%	1/15/16	495	502
Stryker Corp.	1.300%	4/1/18	282	282
Sysco Corp.	2.350%	10/2/19	1,300	1,329
Sysco Corp.	3.000%	10/2/21	250	258
6 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	1,240	1,251
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	870	889
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	1,022	1,027
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	380	382
Thermo Fisher Scientific Inc.	3.200%	3/1/16	510	520
Thermo Fisher Scientific Inc.	2.250%	8/15/16	355	361
Tyson Foods Inc.	6.600%	4/1/16	978	1,028
Tyson Foods Inc.	2.650%	8/15/19	1,380	1,413
Tyson Foods Inc.	4.500%	6/15/22	200	221
Whirlpool Corp.	6.500%	6/15/16	75	80
Whirlpool Corp.	1.650%	11/1/17	475	478
Wyeth LLC	5.500%	2/15/16	255	266
Wyeth LLC	5.450%	4/1/17	80	87
Zimmer Holdings Inc.	2.000%	4/1/18	465	468
Zimmer Holdings Inc.	2.700%	4/1/20	580	588
Zoetis Inc.	1.875%	2/1/18	810	810

Energy (3.6%)
Anadarko Petroleum Corp.	5.950%	9/15/16	865	923
Anadarko Petroleum Corp.	6.375%	9/15/17	333	371
BP Capital Markets plc	3.200%	3/11/16	1,990	2,036
BP Capital Markets plc	2.248%	11/1/16	735	750
BP Capital Markets plc	1.846%	5/5/17	725	734
BP Capital Markets plc	1.375%	11/6/17	550	550
BP Capital Markets plc	1.375%	5/10/18	825	820
BP Capital Markets plc	2.241%	9/26/18	705	717
BP Capital Markets plc	4.750%	3/10/19	730	808
BP Capital Markets plc	2.237%	5/10/19	500	505
BP Capital Markets plc	2.315%	2/13/20	850	857
Canadian Natural Resources Ltd.	1.750%	1/15/18	250	249
Chevron Corp.	1.345%	11/15/17	1,185	1,193
Chevron Corp.	1.104%	12/5/17	300	300
Chevron Corp.	1.365%	3/2/18	675	678

Chevron Corp.	1.718%	6/24/18	700	708
Chevron Corp.	1.961%	3/3/20	595	599
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	780	836
DCP Midstream Operating LP	2.700%	4/1/19	125	114
Dominion Gas Holdings LLC	2.500%	12/15/19	500	509
Dominion Gas Holdings LLC	3.550%	11/1/23	300	313
El Paso Natural Gas Co. LLC	5.950%	4/15/17	250	269
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	425	487
6 Enable Midstream Partners LP	2.400%	5/15/19	470	461
4 Enbridge Energy Partners LP	8.050%	10/1/77	30	32
Energy Transfer Partners LP	6.125%	2/15/17	515	556
Energy Transfer Partners LP	6.700%	7/1/18	990	1,123
Energy Transfer Partners LP	4.150%	10/1/20	275	289
Ensco plc	4.700%	3/15/21	320	323
EOG Resources Inc.	5.875%	9/15/17	50	55
EOG Resources Inc.	5.625%	6/1/19	175	201
EOG Resources Inc.	4.400%	6/1/20	400	443
Exxon Mobil Corp.	1.912%	3/6/20	1,000	1,010
6 GS Caltex Corp.	5.500%	10/15/15	135	138
Kinder Morgan Energy Partners LP	3.500%	3/1/16	420	429
Kinder Morgan Energy Partners LP	6.000%	2/1/17	395	425
Kinder Morgan Energy Partners LP	5.950%	2/15/18	480	531
Kinder Morgan Energy Partners LP	2.650%	2/1/19	300	301
Kinder Morgan Inc.	7.000%	6/15/17	570	630
Kinder Morgan Inc.	7.250%	6/1/18	350	397
Kinder Morgan Inc.	3.050%	12/1/19	965	975
9 Kinder Morgan Inc.	1.500%	3/16/22	338	361
Marathon Oil Corp.	0.900%	11/1/15	360	360
Marathon Oil Corp.	5.900%	3/15/18	315	349
Nabors Industries Inc.	2.350%	9/15/16	400	399
Nabors Industries Inc.	6.150%	2/15/18	460	491
Noble Holding International Ltd.	3.450%	8/1/15	340	342
Noble Holding International Ltd.	3.050%	3/1/16	370	373
Occidental Petroleum Corp.	4.125%	6/1/16	190	197
Occidental Petroleum Corp.	1.750%	2/15/17	2,070	2,096
Occidental Petroleum Corp.	1.500%	2/15/18	990	989
ONEOK Partners LP	3.200%	9/15/18	280	286
ONEOK Partners LP	8.625%	3/1/19	190	227
Petro-Canada	6.050%	5/15/18	115	130
Phillips 66	2.950%	5/1/17	935	967
Phillips 66 Partners LP	3.605%	2/15/25	70	70
Pioneer Natural Resources Co.	6.650%	3/15/17	120	131
Pioneer Natural Resources Co.	6.875%	5/1/18	225	254
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	235	260
Pride International Inc.	8.500%	6/15/19	200	238
Pride International Inc.	6.875%	8/15/20	285	325
Shell International Finance BV	5.200%	3/22/17	375	406
Shell International Finance BV	1.125%	8/21/17	100	100
Shell International Finance BV	1.900%	8/10/18	100	102
Shell International Finance BV	2.000%	11/15/18	325	330
Shell International Finance BV	4.300%	9/22/19	250	277
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	270	290
Southwestern Energy Co.	3.300%	1/23/18	300	306
Southwestern Energy Co.	7.500%	2/1/18	300	338
Southwestern Energy Co.	4.050%	1/23/20	1,025	1,057
Spectra Energy Partners LP	2.950%	9/25/18	230	237

Suncor Energy Inc.	6.100%	6/1/18	80	90
Total Capital Canada Ltd.	1.450%	1/15/18	1,045	1,050
Total Capital International SA	1.500%	2/17/17	615	622
Total Capital International SA	1.550%	6/28/17	485	490
Total Capital International SA	2.125%	1/10/19	980	996
Total Capital International SA	2.100%	6/19/19	400	406
Total Capital SA	2.125%	8/10/18	275	281
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	115	112
Transocean Inc.	4.950%	11/15/15	834	847
Transocean Inc.	5.050%	12/15/16	1,415	1,429
Transocean Inc.	2.500%	10/15/17	1,555	1,427
Transocean Inc.	6.000%	3/15/18	465	435
Weatherford International LLC	6.350%	6/15/17	360	381
Weatherford International Ltd.	5.500%	2/15/16	240	247
Weatherford International Ltd.	6.000%	3/15/18	25	27
Western Gas Partners LP	2.600%	8/15/18	160	162
Williams Partners LP	3.600%	3/15/22	700	697

Other Industrial (0.1%)
9 G4S International Finance plc	2.625%	12/6/18	263	303
6 Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	500	602
6 Hutchison Whampoa International 14 Ltd.	1.625%	10/31/17	870	865

Technology (2.7%)
Adobe Systems Inc.	4.750%	2/1/20	475	532
Altera Corp.	1.750%	5/15/17	185	186
Altera Corp.	2.500%	11/15/18	1,205	1,237
Amphenol Corp.	2.550%	1/30/19	200	204
Apple Inc.	1.000%	5/3/18	590	586
Apple Inc.	2.100%	5/6/19	1,635	1,670
Apple Inc.	1.550%	2/7/20	935	927
Apple Inc.	2.850%	5/6/21	875	909
Applied Materials Inc.	2.650%	6/15/16	200	204
Baidu Inc.	2.250%	11/28/17	385	389
Baidu Inc.	3.250%	8/6/18	825	855
Baidu Inc.	2.750%	6/9/19	425	429
Cisco Systems Inc.	4.950%	2/15/19	280	315
Cisco Systems Inc.	2.125%	3/1/19	690	704
Cisco Systems Inc.	4.450%	1/15/20	815	913
Computer Sciences Corp.	2.500%	9/15/15	370	372
Computer Sciences Corp.	6.500%	3/15/18	525	581
Corning Inc.	1.450%	11/15/17	495	497
Corning Inc.	6.625%	5/15/19	135	159
EMC Corp.	1.875%	6/1/18	490	496
Fidelity National Information Services Inc.	1.450%	6/5/17	270	270
Fiserv Inc.	3.125%	6/15/16	50	51
Fiserv Inc.	6.800%	11/20/17	100	113
Hewlett-Packard Co.	2.125%	9/13/15	1,040	1,047
Hewlett-Packard Co.	2.200%	12/1/15	320	323
Hewlett-Packard Co.	2.650%	6/1/16	770	784
Hewlett-Packard Co.	3.000%	9/15/16	1,830	1,878
Hewlett-Packard Co.	3.300%	12/9/16	354	366
Hewlett-Packard Co.	5.400%	3/1/17	360	388
Hewlett-Packard Co.	2.600%	9/15/17	500	513
Hewlett-Packard Co.	5.500%	3/1/18	170	188
Hewlett-Packard Co.	2.750%	1/14/19	710	727
Intel Corp.	1.950%	10/1/16	250	255

	Intel Corp.	1.350%	12/15/17	1,447	1,456
	Intel Corp.	3.300%	10/1/21	235	250
	International Business Machines Corp.	1.250%	2/6/17	400	404
	International Business Machines Corp.	5.700%	9/14/17	691	767
	International Business Machines Corp.	1.250%	2/8/18	300	301
	International Business Machines Corp.	7.625%	10/15/18	445	536
	International Business Machines Corp.	1.950%	2/12/19	635	644
	International Business Machines Corp.	1.625%	5/15/20	375	370
	KLA-Tencor Corp.	2.375%	11/1/17	335	340
	KLA-Tencor Corp.	3.375%	11/1/19	90	93
	Lam Research Corp.	2.750%	3/15/20	580	584
	Microsoft Corp.	0.875%	11/15/17	230	230
	Oracle Corp.	1.200%	10/15/17	695	696
	Oracle Corp.	5.750%	4/15/18	300	339
	Oracle Corp.	2.375%	1/15/19	1,235	1,269
	Oracle Corp.	5.000%	7/8/19	330	372
	Oracle Corp.	2.250%	10/8/19	2,010	2,049
	Oracle Corp.	2.800%	7/8/21	770	796
	Pitney Bowes Inc.	5.600%	3/15/18	120	131
	Seagate HDD Cayman	3.750%	11/15/18	655	681
	Tyco Electronics Group SA	2.375%	12/17/18	350	356
	Tyco Electronics Group SA	2.350%	8/1/19	455	460
	Xerox Business Services LLC	5.200%	6/1/15	250	252
	Xerox Corp.	5.625%	12/15/19	325	368
	Xerox Corp.	2.750%	9/1/20	345	346
	Xilinx Inc.	2.125%	3/15/19	735	740

	Transportation (1.2%)
4,6	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	443	452
4	AFC X Limited	3.140%	5/31/15	787	786
4	AFC X Ltd.	3.500%	5/31/15	325	318
4,6	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	741	752
	Canadian National Railway Co.	5.850%	11/15/17	385	430
	Canadian National Railway Co.	5.550%	3/1/19	90	103
	Canadian National Railway Co.	2.850%	12/15/21	250	258
	Canadian Pacific Railway Co.	6.500%	5/15/18	250	285
	Canadian Pacific Railway Co.	7.250%	5/15/19	211	254
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	106	113
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	27	28
4	Continental Airlines 1998-1 Class B Pass
	Through Trust	6.748%	9/15/18	87	93
4	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	20	21
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	155	176
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	199	224
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	68	72
	CSX Corp.	6.250%	4/1/15	125	125
	CSX Corp.	6.250%	3/15/18	707	802
4,12 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	406	473

4	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	82	95
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	360	395
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	69	75
6	ERAC USA Finance LLC	5.600%	5/1/15	236	237
6	ERAC USA Finance LLC	1.400%	4/15/16	225	226
6	ERAC USA Finance LLC	6.375%	10/15/17	280	314
6	ERAC USA Finance LLC	2.800%	11/1/18	430	444
6	ERAC USA Finance LLC	2.350%	10/15/19	285	286
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	179	182
6	HPHT Finance 15 Ltd.	2.250%	3/17/18	695	697
	JB Hunt Transport Services Inc.	3.375%	9/15/15	410	414
	JB Hunt Transport Services Inc.	2.400%	3/15/19	120	122
4,5,12JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.708%	5/15/18	220	216
	Ryder System Inc.	7.200%	9/1/15	180	185
	Ryder System Inc.	5.850%	11/1/16	210	225
	Ryder System Inc.	2.500%	3/1/17	325	331
	Ryder System Inc.	2.450%	11/15/18	150	152
	Ryder System Inc.	2.350%	2/26/19	180	181
	Ryder System Inc.	2.550%	6/1/19	160	162
	Ryder System Inc.	2.650%	3/2/20	350	355
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	104	120
4,6	UAL 2009-2B Pass Through Trust	12.000%	7/15/17	77	83
	Union Pacific Corp.	5.750%	11/15/17	225	251
	Union Pacific Corp.	5.700%	8/15/18	710	809
	Union Pacific Corp.	2.250%	2/15/19	385	395
	Union Pacific Corp.	1.800%	2/1/20	200	200
	United Continental Holdings Inc.	6.375%	6/1/18	140	149
	United Parcel Service Inc.	5.125%	4/1/19	1,180	1,342
	United Parcel Service of America Inc.	8.375%	4/1/20	430	559
					353,307
Utilities (3.7%)
	Electric (3.4%)
	Ameren Illinois Co.	6.125%	11/15/17	165	186
	Ameren Illinois Co.	6.250%	4/1/18	110	124
	American Electric Power Co. Inc.	1.650%	12/15/17	869	873
	Appalachian Power Co.	5.000%	6/1/17	141	152
	Arizona Public Service Co.	4.650%	5/15/15	150	151
	Arizona Public Service Co.	6.250%	8/1/16	100	107
	Arizona Public Service Co.	8.750%	3/1/19	346	435
	Baltimore Gas & Electric Co.	5.900%	10/1/16	170	183
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	1,070	1,203
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	890	899
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	400	406
	CenterPoint Energy Inc.	5.950%	2/1/17	510	553
	CenterPoint Energy Inc.	6.500%	5/1/18	170	194
	CMS Energy Corp.	6.550%	7/17/17	70	78
	CMS Energy Corp.	5.050%	2/15/18	1,105	1,207
	Commonwealth Edison Co.	5.950%	8/15/16	755	805
	Commonwealth Edison Co.	1.950%	9/1/16	855	869
	Commonwealth Edison Co.	6.150%	9/15/17	705	787
	Commonwealth Edison Co.	5.800%	3/15/18	880	993

	Commonwealth Edison Co.	2.150%	1/15/19	160	163
	Commonwealth Edison Co.	3.400%	9/1/21	150	159
	Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	265	314
	Consumers Energy Co.	5.500%	8/15/16	46	49
	Consumers Energy Co.	5.150%	2/15/17	360	386
	Consumers Energy Co.	5.650%	9/15/18	300	342
	Consumers Energy Co.	6.125%	3/15/19	595	696
	Consumers Energy Co.	6.700%	9/15/19	670	802
	DTE Electric Co.	5.600%	6/15/18	409	462
	Duke Energy Carolinas LLC	5.100%	4/15/18	625	695
	Duke Energy Carolinas LLC	7.000%	11/15/18	490	583
	Duke Energy Corp.	2.100%	6/15/18	225	229
	Duke Energy Corp.	6.250%	6/15/18	510	583
	Duke Energy Corp.	5.050%	9/15/19	300	339
	Duke Energy Florida Inc.	5.800%	9/15/17	275	306
	Duke Energy Florida Inc.	5.650%	6/15/18	810	918
	Duke Energy Florida Inc.	4.550%	4/1/20	275	308
	Duke Energy Progress Inc.	5.150%	4/1/15	100	100
	Duke Energy Progress Inc.	5.250%	12/15/15	370	383
6	EDP Finance BV	6.000%	2/2/18	115	125
6	EDP Finance BV	4.900%	10/1/19	465	497
6	EDP Finance BV	4.125%	1/15/20	600	620
	Entergy Corp.	3.625%	9/15/15	460	465
	Entergy Corp.	4.700%	1/15/17	305	319
	Entergy Louisiana LLC	6.500%	9/1/18	340	395
	Eversource Energy	1.450%	5/1/18	510	506
	Eversource Energy	4.500%	11/15/19	95	105
	Exelon Generation Co. LLC	6.200%	10/1/17	390	432
	Exelon Generation Co. LLC	2.950%	1/15/20	465	473
	FirstEnergy Corp.	2.750%	3/15/18	480	490
	FirstEnergy Corp.	4.250%	3/15/23	630	660
6	FirstEnergy Transmission LLC	4.350%	1/15/25	690	728
4,6	FPL Energy Marcus Hook LP	7.590%	7/10/18	391	421
	Georgia Power Co.	3.000%	4/15/16	160	164
	Georgia Power Co.	5.700%	6/1/17	105	115
	Louisville Gas & Electric Co.	1.625%	11/15/15	140	141
	MidAmerican Energy Co.	5.950%	7/15/17	340	375
	MidAmerican Energy Co.	5.300%	3/15/18	918	1,021
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	310	313
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	200	204
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	280	305
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	750	836
	National Rural Utilities Cooperative Finance
	Corp.	2.150%	2/1/19	640	648
	National Rural Utilities Cooperative Finance
	Corp.	2.300%	11/15/19	335	341
	National Rural Utilities Cooperative Finance
	Corp.	2.000%	1/27/20	480	479
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	845	858
	Nevada Power Co.	6.500%	5/15/18	771	885
	Nevada Power Co.	6.500%	8/1/18	225	260
	NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	400	405

NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	1,330	1,362
Northern States Power Co.	5.250%	3/1/18	71	79
NSTAR Electric Co.	5.625%	11/15/17	120	134
Ohio Power Co.	6.000%	6/1/16	240	254
6 Origin Energy Finance Ltd.	5.450%	10/14/21	270	297
Pacific Gas & Electric Co.	5.625%	11/30/17	1,220	1,351
Pacific Gas & Electric Co.	8.250%	10/15/18	580	709
Pacific Gas & Electric Co.	3.500%	10/1/20	125	133
PacifiCorp	5.650%	7/15/18	490	551
PacifiCorp	5.500%	1/15/19	114	130
PacifiCorp	3.850%	6/15/21	100	110
Pennsylvania Electric Co.	6.050%	9/1/17	140	156
PPL Capital Funding Inc.	1.900%	6/1/18	310	310
Public Service Co. of Colorado	5.800%	8/1/18	240	273
Public Service Co. of New Mexico	7.950%	5/15/18	150	176
Public Service Electric & Gas Co.	5.300%	5/1/18	70	78
Public Service Electric & Gas Co.	2.300%	9/15/18	685	704
Sierra Pacific Power Co.	6.000%	5/15/16	457	483
South Carolina Electric & Gas Co.	5.250%	11/1/18	30	34
South Carolina Electric & Gas Co.	6.500%	11/1/18	294	346
Southern California Edison Co.	1.125%	5/1/17	160	161
Southern California Edison Co.	5.500%	8/15/18	120	136
Southern Co.	1.300%	8/15/17	290	290
Southern Co.	2.150%	9/1/19	290	292
Southwestern Electric Power Co.	5.550%	1/15/17	50	54
Southwestern Electric Power Co.	5.875%	3/1/18	245	273
Tampa Electric Co.	6.100%	5/15/18	525	598
TECO Finance Inc.	4.000%	3/15/16	345	355
TECO Finance Inc.	6.572%	11/1/17	244	274
Union Electric Co.	6.400%	6/15/17	380	421
Union Electric Co.	6.700%	2/1/19	400	472
Virginia Electric & Power Co.	5.950%	9/15/17	125	139
4 Wisconsin Energy Corp.	6.250%	5/15/67	125	125

Natural Gas (0.3%)
9 2i Rete Gas SPA	1.750%	7/16/19	563	630
Atmos Energy Corp.	8.500%	3/15/19	240	298
Sempra Energy	6.500%	6/1/16	1,902	2,025
Sempra Energy	2.300%	4/1/17	945	964
Sempra Energy	6.150%	6/15/18	330	376
Sempra Energy	2.400%	3/15/20	360	364

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	210	234

				47,759
Total Corporate Bonds (Cost $758,542)				763,593
Sovereign Bonds (U.S. Dollar-Denominated) (7.1%)
Abu Dhabi National Energy Co. PJSC	4.125%	3/13/17	200	208
6 Banco de Costa Rica	5.250%	8/12/18	200	204
6 Banco del Estado de Chile	2.000%	11/9/17	200	201
6 Banco Latinoamericano de Comercio Exterior
SA	3.750%	4/4/17	250	257
6 Banco Nacional de Desenvolvimento
Economico e Social	3.375%	9/26/16	100	100
6 Banco Nacional de Desenvolvimento
Economico e Social	4.000%	4/14/19	235	235

6	Bank Nederlandse Gemeenten	0.875%	2/21/17	500	501
6	Bank Nederlandse Gemeenten	2.500%	1/23/23	50	52
6	Bermuda	4.138%	1/3/23	200	200
6	Bermuda	4.854%	2/6/24	200	213
6	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	125	126
6	Caixa Economica Federal	2.375%	11/6/17	125	118
6	CDP Financial Inc.	3.150%	7/24/24	670	697
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	400	347
	Charming Light Investments Ltd.	3.750%	9/3/19	250	254
6	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	200	208
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	825	823
6	CNPC General Capital Ltd.	2.750%	4/19/17	125	127
6	CNPC General Capital Ltd.	2.750%	5/14/19	235	237
6	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	159
6	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	600	633
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	200	211
6	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	525	516
6	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	200	217
	Corporacion Andina De Fomento	3.750%	1/15/16	1,830	1,876
	Corporacion Andina De Fomento	5.750%	1/12/17	100	108
	Corporacion Andina De Fomento	1.500%	8/8/17	210	212
	Corporacion Andina De Fomento	4.375%	6/15/22	810	883
6	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	200	200
13	Development Bank of Japan Inc.	2.750%	3/15/16	100	102
13	Development Bank of Japan Inc.	5.125%	2/1/17	200	215
6	Development Bank of Kazakhstan JSC	5.500%	12/20/15	300	307
6,14 Dexia Credit Local SA		1.250%	10/18/16	300	301
	Ecopetrol SA	7.375%	9/18/43	100	109
	Ecopetrol SA	5.875%	5/28/45	800	744
6	Electricite de France SA	1.150%	1/20/17	1,390	1,395
6	Electricite de France SA	2.150%	1/22/19	810	821
6	Electricite de France SA	6.000%	1/22/14	60	72
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	1,000	964
	European Bank for Reconstruction &
	Development	1.625%	9/3/15	50	50
	Export-Import Bank of Korea	4.125%	9/9/15	775	786
	Export-Import Bank of Korea	3.750%	10/20/16	705	733
	Export-Import Bank of Korea	4.000%	1/11/17	2,100	2,198
	Export-Import Bank of Korea	2.875%	9/17/18	300	311
6	Federation of Malaysia	2.991%	7/6/16	125	128
4	Federative Republic of Brazil	8.000%	1/15/18	300	325
4	Federative Republic of Brazil	11.000%	8/17/40	100	104
	Federative Republic of Brazil	5.000%	1/27/45	300	277
	Fondo MIVIVIENDA SA	3.375%	4/2/19	150	151
6	Fondo MIVIVIENDA SA	3.375%	4/2/19	500	505
	Hydro-Quebec	2.000%	6/30/16	550	559
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	355	355
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	400	411
	IPIC GMTN Ltd.	3.125%	11/15/15	250	253
13	Japan Bank for International Cooperation	1.875%	9/24/15	1,250	1,259
13	Japan Bank for International Cooperation	2.500%	1/21/16	500	508
13	Japan Bank for International Cooperation	2.500%	5/18/16	1,000	1,022
13	Japan Bank for International Cooperation	2.250%	7/13/16	910	929
13	Japan Bank for International Cooperation	1.750%	7/31/18	700	709
13	Japan Finance Organization for Municipalities	4.625%	4/21/15	100	100
13	Japan Finance Organization for Municipalities	4.000%	1/13/21	250	279
	KazMunayGas National Co. JSC	9.125%	7/2/18	1,425	1,546

6	Kommunalbanken AS	2.375%	1/19/16	125	127
6	Kommunalbanken AS	0.875%	10/3/16	225	226
6	Kommunalbanken AS	1.125%	5/23/18	700	699
	Korea Development Bank	4.375%	8/10/15	290	293
	Korea Development Bank	1.000%	1/22/16	200	200
	Korea Development Bank	3.250%	3/9/16	450	459
	Korea Development Bank	4.000%	9/9/16	200	208
	Korea Development Bank	3.250%	9/20/16	200	206
	Korea Development Bank	3.875%	5/4/17	675	707
	Korea Development Bank	2.250%	8/7/17	555	563
	Korea Development Bank	3.500%	8/22/17	575	601
	Korea Development Bank	1.500%	1/22/18	400	398
6	Korea Electric Power Corp.	3.000%	10/5/15	200	202
	Korea Electric Power Corp.	3.000%	10/5/15	700	708
6	Korea Expressway Corp.	5.125%	5/20/15	100	101
6	Korea Expressway Corp.	1.625%	4/28/17	200	200
	Korea Expressway Corp.	1.625%	4/28/17	200	200
	Korea Expressway Corp.	1.875%	10/22/17	515	517
	Korea Gas Corp.	2.875%	7/29/18	200	205
6	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	100	101
6	Korea National Oil Corp.	2.875%	11/9/15	100	101
6	Korea National Oil Corp.	4.000%	10/27/16	525	547
6	Korea Resources Corp.	2.125%	5/2/18	125	125
6	Korea Western Power Co. Ltd.	2.875%	10/10/18	200	206
	Majapahit Holding BV	8.000%	8/7/19	400	471
	Nordic Investment Bank	2.500%	7/15/15	1,000	1,006
	North American Development Bank	2.300%	10/10/18	150	153
6	OCP SA	5.625%	4/25/24	200	218
15	Oesterreichische Kontrollbank AG	1.750%	10/5/15	1,600	1,612
15	Oesterreichische Kontrollbank AG	2.000%	6/3/16	650	662
6	Ooredoo International Finance Ltd.	3.375%	10/14/16	375	386
6	Ooredoo International Finance Ltd.	3.250%	2/21/23	125	124
6	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	200	210
	Petrobras Global Finance BV	5.625%	5/20/43	70	57
	Petrobras International Finance Co. SA	3.875%	1/27/16	1,285	1,261
	Petrobras International Finance Co. SA	6.125%	10/6/16	275	274
	Petrobras International Finance Co. SA	5.875%	3/1/18	2,215	2,126
	Petrobras International Finance Co. SA	5.750%	1/20/20	540	500
	Petrobras International Finance Co. SA	6.875%	1/20/40	200	180
	Petrobras International Finance Co. SA	6.750%	1/27/41	75	67
	Petroleos Mexicanos	5.750%	3/1/18	1,365	1,505
	Petroleos Mexicanos	3.500%	7/18/18	205	214
	Petroleos Mexicanos	8.000%	5/3/19	100	120
6	Petroleos Mexicanos	3.500%	7/23/20	620	637
	Petroleos Mexicanos	5.500%	1/21/21	1,580	1,743
	Petroleos Mexicanos	4.875%	1/24/22	500	530
6	Petroleos Mexicanos	4.250%	1/15/25	400	404
	Province of British Columbia	2.100%	5/18/16	200	203
	Province of British Columbia	1.200%	4/25/17	225	226
	Province of Manitoba	2.625%	7/15/15	185	186
	Province of Manitoba	1.300%	4/3/17	775	783
	Province of New Brunswick	2.750%	6/15/18	10	10
	Province of Nova Scotia	2.375%	7/21/15	1,180	1,188
	Province of Ontario	0.950%	5/26/15	975	976
	Province of Ontario	2.700%	6/16/15	2,405	2,415
	Province of Ontario	1.875%	9/15/15	1,125	1,133
	Province of Ontario	2.300%	5/10/16	1,775	1,807

	Province of Ontario	1.200%	2/14/18	300	300
	Province of Ontario	3.000%	7/16/18	275	290
	Quebec	4.600%	5/26/15	250	251
	Quebec	5.000%	3/1/16	250	261
	Quebec	3.500%	7/29/20	250	272
	Quebec	2.750%	8/25/21	715	747
	Quebec	2.625%	2/13/23	150	155
4,6	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	115	123
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	206	222
	Republic of Colombia	7.375%	3/18/19	700	826
4	Republic of Colombia	5.000%	6/15/45	400	412
	Republic of Croatia	6.250%	4/27/17	760	807
	Republic of Indonesia	7.250%	4/20/15	200	201
	Republic of Indonesia	6.875%	1/17/18	50	56
	Republic of Indonesia	5.875%	3/13/20	1,150	1,302
	Republic of Indonesia	3.375%	4/15/23	200	196
	Republic of Italy	4.750%	1/25/16	1,255	1,294
9	Republic of Italy	1.050%	12/1/19	735	809
9	Republic of Italy	2.150%	12/15/21	380	442
	Republic of Korea	5.125%	12/7/16	250	268
	Republic of Namibia	5.500%	11/3/21	100	109
4	Republic of Panama	3.750%	3/16/25	270	277
	Republic of Peru	5.625%	11/18/50	100	122
	Republic of Poland	3.875%	7/16/15	920	929
	Republic of Poland	6.375%	7/15/19	980	1,152
	Republic of Poland	5.125%	4/21/21	245	281
	Republic of Poland	5.000%	3/23/22	835	960
	Republic of Romania	4.375%	8/22/23	200	214
	Republic of Serbia	5.250%	11/21/17	200	207
6	Republic of Slovenia	5.250%	2/18/24	300	341
	Republic of Turkey	7.000%	9/26/16	2,335	2,517
	Republic of Turkey	7.500%	7/14/17	3,450	3,834
4,6	Rio Oil Finance Trust Series 2014-3	6.750%	1/6/27	340	308
	SABIC Capital II BV	2.625%	10/3/18	400	406
6	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	180	192
	Sberbank of Russia Via SB Capital SA	5.400%	3/24/17	400	390
6	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	600	649
	State of Israel	5.500%	11/9/16	125	134
	State of Israel	4.000%	6/30/22	200	221
	Statoil ASA	1.800%	11/23/16	100	102
	Statoil ASA	3.125%	8/17/17	175	183
	Statoil ASA	1.200%	1/17/18	900	897
	Statoil ASA	2.250%	11/8/19	500	508
	Svensk Exportkredit AB	1.750%	10/20/15	1,550	1,562
	Svensk Exportkredit AB	2.125%	7/13/16	600	612
	Svensk Exportkredit AB	1.750%	5/30/17	100	102
	Svensk Exportkredit AB	1.125%	4/5/18	250	250
6	Temasek Financial I Ltd.	4.300%	10/25/19	250	278
6	Turkiye Halk Bankasi AS	4.875%	7/19/17	200	206
	United Mexican States	5.625%	1/15/17	90	97
	United Mexican States	5.750%	10/12/10	400	437
	Vnesheconombank Via VEB Finance plc	5.375%	2/13/17	1,400	1,351
	VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	1,110	1,074
Total Sovereign Bonds (Cost $89,710)					90,074

Taxable Municipal Bonds (0.4%)
California Department of Water Resources
Water System Revenue (Central Valley
Project)	1.871%	12/1/19	200	202
California GO	5.950%	3/1/18	650	739
California GO	6.200%	10/1/19	350	414
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	1.600%	5/15/16	400	405
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	1.298%	7/1/16	200	201
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	150	152
George Washington University District of
Columbia GO	3.485%	9/15/22	200	210
Harris County TX Toll Road Revenue	1.361%	8/15/17	250	251
Illinois GO	4.961%	3/1/16	700	727
Illinois GO	5.365%	3/1/17	220	236
JobsOhio Beverage System Statewide Liquor
Profits Revenue	2.217%	1/1/19	150	153
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-EGSL	3.220%	2/1/21	750	779
Louisiana Local Government Environmental
Facilities & Community Development
Authority Revenue 2010-ELL	3.450%	2/1/22	350	367
5 Mississippi GO (Nissan North America, Inc.
Project)	0.872%	11/1/17	300	302
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	120	124
University of California Revenue	2.054%	5/15/18	100	103
University of California Revenue	1.745%	5/15/19	250	253
Total Taxable Municipal Bonds (Cost $5,462)				5,618
			Shares
Convertible Preferred Stocks (0.0%)
8 Lehman Brothers Holdings Inc. Pfd.	7.250%		700	—

Total Convertible Preferred Stocks (Cost $695)				—

Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
16 Vanguard Market Liquidity Fund (Cost
$14,382)	0.128%		14,382,137	14,382

Total Investments (99.7%) (Cost $1,258,968)			1,267,406
	Expiration Date	Contracts
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $129.50	4/24/15	21	(10)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.50	4/24/15	10	(9)
Call Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $130.00	4/24/15	21	(7)

Call Options on 10-year U.S. Treasury Note		7
Futures Contracts, Strike Price $131.00	4/24/15		(1)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $128.00	4/24/15	21	(7)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $127.50	4/24/15	21	(5)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $126.50	4/24/15	10	(1)
Total Liability for Options Written (Premiums received $45)			(40)
Other Assets and Liabilities-Net (0.3%)			4,395
Net Assets (100%)			1,271,761

1 Securities with a value of $704,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $422,000 have been segregated as initial margin for open cleared swap contracts.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate value of these securities was $141,630,000, representing 11.1% of net assets.
7 Security made only partial principal and/or interest payments during the period ended March 31, 2015.
8 Non-income-producing security--security in default.
9 Face amount denominated in Euro.
10 Face amount denominated in British pounds.
11 Face amount denominated in Australian dollars.
12 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
13 Guaranteed by the Government of Japan.
14 Guaranteed by multiple countries.
15 Guaranteed by the Republic of Austria.
16 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Vanguard Short-Term Investment-Grade Portfolio

quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	170,288	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	222,673	778
Corporate Bonds	—	761,923	1,670
Sovereign Bonds	—	90,074	—
Taxable Municipal Bonds	—	5,618	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	14,382	—	—

Vanguard Short-Term Investment-Grade Portfolio

Liability for Options Written	(40)	—	—
Futures Contracts—Assets[1]	66	—	—
Futures Contracts—Liabilities[1]	(67)	—	—
Forward Currency Contracts—Assets	—	331	—
Forward Currency Contracts—Liabilities	—	(52)	—
Swap Contracts—Assets	8[1]	690	—
Swap Contracts—Liabilities	(24)[1]	(90)	—
Total	14,325	1,251,455	2,448
1 Represents variation margin on the last day of the reporting period.

D. Futures and Options: The portfolio uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2015	317	38,107	199
2-Year U.S. Treasury Note	June 2015	94	20,601	28

Vanguard Short-Term Investment-Grade Portfolio

10-Year U.S. Treasury Note	June 2015	(86)	(11,086)	(110)
30-Year U.S. Treasury Bond	June 2015	(44)	(7,211)	(109)
Euro-Bobl	June 2015	(25)	(3,745)	(5)
Ultra Long U.S. Treasury Bond	June 2015	(21)	(3,567)	(59)
Euro-Bund	June 2015	(8)	(1,471)	(14)
Long Gilt	June 2015	(4)	(1,064)	(15)
AUD 3-Year Bond	June 2015	(9)	(512)	(1)
Euro-Schatz	June 2015	1	129	—
				(86)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America N.A.	4/2/15	EUR	5,232	USD	5,666	(41)
BNP Paribas	4/2/15	GBP	1,680	USD	2,487	5
Goldman Sachs Bank AG	4/2/15	AUD	635	USD	486	(3)
UBS AG	5/5/15	EUR	195	USD	209	—

Vanguard Short-Term Investment-Grade Portfolio

Morgan Stanley Capital Services LLC	4/2/15	GBP	47	USD	71	(1)
Bank of America N.A.	5/5/15	USD	5,669	EUR	5,232	40
Morgan Stanley Capital Services LLC	4/2/15	USD	4,729	EUR	4,269	138
Goldman Sachs Bank AG	4/2/15	USD	2,664	GBP	1,727	102
BNP Paribas	5/5/15	USD	2,487	GBP	1,680	(5)
UBS AG	4/2/15	USD	498	AUD	635	15
Goldman Sachs Bank AG	5/5/15	USD	485	AUD	635	3
UBS AG	4/2/15	USD	364	EUR	335	3
Goldman Sachs Bank AG	4/2/15	USD	334	EUR	300	11
Morgan Stanley Capital Services LLC	5/5/15	USD	252	EUR	232	3
Morgan Stanley Capital Services LLC	4/2/15	USD	213	EUR	200	(2)
Barclays Bank plc	5/4/15	USD	180	AUD	231	5
BNP Paribas	4/2/15	USD	143	EUR	127	6
						279
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The portfolio invests in cross-currency swaps to hedge the currency risk associated with investing in foreign securities. Under the terms of the swaps, the parties exchange a series of payments calculated on the basis of a fixed rate applied to a notional amount, on specified dates and in a specified currency. Additionally, currency amounts are exchanged by the counterparties at the initiation of the contract, with an agreement to reverse the exchange of the currency amounts upon termination of the contract.

Vanguard Short-Term Investment-Grade Portfolio

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

Vanguard Short-Term Investment-Grade Portfolio

At March 31, 2015, the portfolio had the following open swap contracts.

Centrally Cleared Credit Default Swaps
Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold

CDX—IG24—V1[2]	6/20/20	CME	5,000	(95)	1.000	(5)

1	CME—Chicago Mercantile Exchange.
2	Investment Grade Corporate Credit Default Swap Index—Version 24.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Bank of America Corp./Aa3	12/20/17	MSCS	420	9	1.000	15

Boeing Co./Aa3	9/20/18	GSCM	115	(1)	1.000	2
Energy Transfer Partners
LP/A2	6/20/17	BOANA	370	10	1.000	12
Energy Transfer Partners
LP/Aa3	9/20/18	JPMC	190	1	1.000	—
Energy Transfer Partners
LP/Aa3	9/20/18	JPMC	180	1	1.000	—

Federation of Malaysia/A3	6/20/20	BOANA	500	10	1.000	2

Federation of Malaysia/Aa3	6/20/20	GSCM	500	8	1.000	—

Federation of Malaysia/A3	6/20/20	JPMC	700	13	1.000	2

Federation of Malaysia/A3	6/20/20	BOANA	500	8	1.000	—
Federative Republic of
Brazil/Aa3	6/20/20	GSCM	70	6	1.000	—

Vanguard Short-Term Investment-Grade Portfolio

General Electric Capital
Corp./A1	12/20/19	DBAG	710	(14)	1.000	—
Goldman Sachs Group Inc./Aa3	3/20/20	BOANA	520	(5)	1.000	(1)
Goldman Sachs Group Inc./Aa3	12/20/17	MSCS	240	6	1.000	9
Hartford Financial Services
Group Inc./Aa3	3/20/18	GSCM	250	—	1.000	5
Kohls Corp./Baa1	9/20/18	BOANA	120	2	1.000	4
Kohls Corp./Aa3	6/20/18	JPMC	120	2	1.000	4
Peoples Republic of China/Aa3	6/20/20	BNPSW	595	(3)	1.000	(1)
Republic of Chile/Aa3	6/20/20	JPMC	705	(6)	1.000	(1)
Republic of Chile/Aa3	6/20/20	JPMC	375	(2)	1.000	1
Republic of Chile/Aa3	6/20/20	BNPSW	300	(2)	1.000	—
Republic of Colombia/Baa2	6/20/20	BARC	400	11	1.000	(1)
Republic of Indonesia/Baa3	6/20/20	BNPSW	300	7	1.000	(1)
Republic of Turkey/Baa3	12/20/16	BNPSW	260	1	1.000	—
Russian Federation/Aa3	6/20/17	GSCM	200	11	1.000	(1)
Russian Federation/Aa3	6/20/17	GSCM	380	22	1.000	(2)
Russian Federation/Aa3	6/20/17	GSCM	460	26	1.000	(2)
United Mexican States/Aa3	6/20/20	GSCM	250	4	1.000	—
United Mexican States/Aa3	6/20/20	GSCM	890	10	1.000	(1)
United Mexican States/A3	6/20/20	JPMC	1,110	13	1.000	(1)
			11,730			44

Credit Protection Purchased
Aetna Inc.	12/20/19	CSFBI	475	15	(1.000)	(4)
Banco Bilbao Vizcaya
Argentina SA	12/20/19	BOANA	355	4	(1.000)	—
Banco Santander SA	3/20/20	BARC	430	2	(1.000)	(2)
Banco Santander SA	3/20/20	BOANA	430	—	(1.000)	(4)

Vanguard Short-Term Investment-Grade Portfolio

Bank of America Corp.	3/20/20	GSCM	520	8	(1.000)	(2)
BBVA Senior Finance SA	3/20/20	BOANA	430	3	(1.000)	(1)
Computer Sciences Corp.	9/20/15	BARC	185	3	(5.000)	(1)
Computer Sciences Corp.	9/20/15	MSCS	185	3	(5.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	BNPSW	125	2	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	CSFBI	165	3	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	DBAG	125	2	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	BARC	125	2	(1.000)	(1)
El Du Pont De Nemours & Co.	9/20/18	GSCM	125	2	(1.000)	(1)
Federal Express Corp.	12/20/18	GSCM	520	6	(1.000)	(9)
Intesa Sanpaolo SpA	12/20/19	BARC	355	3	(1.000)	(1)
Intesa Sanpaolo SpA	3/20/20	BOANA	430	2	(1.000)	(3)
Intesa Sanpaolo SpA	6/20/19	DBAG	470	36	(3.000)	(10)
McKesson Corp.	3/20/19	JPMC	430	12	(1.000)	(3)
McKesson Corp.	3/20/19	JPMC	430	12	(1.000)	(3)
Morgan Stanley	9/20/15	BARC	200	(1)	(1.000)	(2)
PPG Industries Inc.	3/20/18	GSCM	240	3	(1.000)	(4)
Republic of Korea	9/20/18	JPMC	200	1	(1.000)	(4)
Republic of Turkey	6/20/20	BNPSW	500	(26)	(1.000)	1
Russian Federation	12/20/19	JPMC	115	(27)	(1.000)	(14)
United Mexican States	12/20/18	DBAG	100	(1)	(1.000)	(1)
UnitedHealth Group Inc.	12/20/19	CSFBI	475	14	(1.000)	(4)
			8,140			(77)
						(33)
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps

			Fixed Interest			Unrealized
		Notional	Rate Received	Floating Interest		Appreciation
Termination		Amount	(Paid)	Rate Received		(Depreciation)
Date	Clearinghouse[1]	($000)	(%)	(Paid) (%)		($000)

4/1/15	CME	145	0.407	(0.255)	2	—

Vanguard Short-Term Investment-Grade Portfolio

11/7/15	LCH	3,000	0.375	(0.175)	3	(2)
12/15/15	CME	3,000	0.327	(0.175)	3	1
2/15/16	LCH	2,250	0.700	(0.175)	3	7
3/15/16	LCH	4,000	0.579	(0.175)	3	9
6/1/16	CME	350	2.910	(0.262)	2	(1)
6/1/16	CME	25	0.566	(0.262)	2	—
6/15/16	CME	4,000	0.446	(0.175)	3	1
11/15/16	LCH	3,000	0.681	(0.175)	3	6
11/15/17	LCH	7,000	1.069	(0.175)	3	34
7/10/18	CME	1,500	(1.380)	0.175	3	(16)
1/15/19	LCH	7,000	(1.400)	0.175	3	(59)
2/7/19	CME	4,000	(1.220)	0.175	3	(1)
7/10/19	CME	1,500	(1.686)	0.175	3	(26)
8/15/19	LCH	4,000	(1.524)	0.175	3	(40)
						(87)

1 CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Cross-Currency Swaps

				Notional
				Amount	Notional
				of	Amount of	Unrealized
Fixed Interest				Currency	Currency	Appreciation
Rate	Fixed Interest	Termination		Received	Delivered	(Depreciation)
Received	Rate Paid	Date	Counterparty[1]	($000)	(000)	($000)
USD 4.684%	GBP 5.375%	9/28/16	MSCS	599	GBP 350	80
USD 5.453%	GBP 5.875%	4/28/17	MSCS	586	GBP 350	67
USD 5.272%	EUR 3.750%	11/9/20	MSCS	482	EUR 355	112
USD 6.653%	EUR 6.375%	4/4/16	MSCS	447	EUR 325	102
USD 5.693%	GBP 6.125%	5/14/17	BARC	381	GBP 230	40
USD 4.020%	EUR 2.625%	12/6/18	BARC	352	EUR 263	74

Vanguard Short-Term Investment-Grade Portfolio

USD 3.221%	EUR 2.125%	12/1/20	BARC	329	EUR 240	67
USD 5.686%	GBP 6.125%	5/14/17	BARC	317	GBP 191	34
USD 5.013%	EUR 3.750%	7/12/18	MSCS	267	EUR 200	57
						633

1 BARC—Barclays Bank plc.
MSCS—Morgan Stanley Capital Services LLC.

EUR—Euro.
GBP—British pound.

At March 31, 2015, counterparties had deposited in segregated accounts securities with a value of $572,000 in connection with open swap contracts and forward currency contracts.

G. At March 31, 2015, the cost of investment securities for tax purposes was $1,259,267,000. Net unrealized appreciation of investment securities for tax purposes was $8,139,000, consisting of unrealized gains of $14,483,000 on securities that had risen in value since their purchase and $6,344,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Vanguard Total Bond Market Index Portfolio

Schedule of Investments
As of March 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (63.5%)
U.S. Government Securities (39.7%)
United States Treasury Note/Bond	2.000%	4/30/16	9,575	9,747
United States Treasury Note/Bond	2.625%	4/30/16	1,375	1,409
United States Treasury Note/Bond	0.250%	5/15/16	5,140	5,135
United States Treasury Note/Bond	5.125%	5/15/16	5,725	6,030
United States Treasury Note/Bond	7.250%	5/15/16	685	738
United States Treasury Note/Bond	0.375%	5/31/16	16,723	16,728
United States Treasury Note/Bond	1.750%	5/31/16	2,575	2,617
United States Treasury Note/Bond	3.250%	5/31/16	575	594
United States Treasury Note/Bond	3.250%	6/30/16	6,575	6,810
United States Treasury Note/Bond	0.625%	7/15/16	5,550	5,566
United States Treasury Note/Bond	0.500%	7/31/16	9,522	9,537
United States Treasury Note/Bond	1.500%	7/31/16	2,325	2,358
United States Treasury Note/Bond	3.250%	7/31/16	1,825	1,894
United States Treasury Note/Bond	0.625%	8/15/16	3,235	3,244
United States Treasury Note/Bond	4.875%	8/15/16	1,500	1,592
United States Treasury Note/Bond	1.000%	8/31/16	4,000	4,032
United States Treasury Note/Bond	3.000%	8/31/16	5,050	5,235
United States Treasury Note/Bond	0.875%	9/15/16	6,745	6,787
United States Treasury Note/Bond	0.500%	9/30/16	1,900	1,902
United States Treasury Note/Bond	1.000%	9/30/16	4,000	4,034
United States Treasury Note/Bond	3.000%	9/30/16	5,600	5,814
United States Treasury Note/Bond	0.625%	10/15/16	6,775	6,792
United States Treasury Note/Bond	0.375%	10/31/16	3,076	3,072
United States Treasury Note/Bond	1.000%	10/31/16	1,270	1,281
United States Treasury Note/Bond	3.125%	10/31/16	2,000	2,084
United States Treasury Note/Bond	0.625%	11/15/16	9,950	9,973
United States Treasury Note/Bond	4.625%	11/15/16	250	267
United States Treasury Note/Bond	7.500%	11/15/16	2,100	2,338
United States Treasury Note/Bond	0.875%	11/30/16	2,500	2,516
United States Treasury Note/Bond	2.750%	11/30/16	20,150	20,909
United States Treasury Note/Bond	0.625%	12/31/16	2,588	2,594
United States Treasury Note/Bond	0.875%	12/31/16	7,535	7,584
United States Treasury Note/Bond	0.750%	1/15/17	4,960	4,980
United States Treasury Note/Bond	0.875%	1/31/17	550	553
United States Treasury Note/Bond	3.125%	1/31/17	1,925	2,016
United States Treasury Note/Bond	0.625%	2/15/17	9,475	9,490
United States Treasury Note/Bond	4.625%	2/15/17	200	215
United States Treasury Note/Bond	0.875%	2/28/17	105	106
United States Treasury Note/Bond	3.000%	2/28/17	4,725	4,945
United States Treasury Note/Bond	0.750%	3/15/17	3,220	3,233
United States Treasury Note/Bond	0.500%	3/31/17	3,489	3,485
United States Treasury Note/Bond	1.000%	3/31/17	155	156
United States Treasury Note/Bond	3.250%	3/31/17	10,575	11,135
United States Treasury Note/Bond	0.875%	4/15/17	5,950	5,985
United States Treasury Note/Bond	0.875%	4/30/17	13,755	13,832
United States Treasury Note/Bond	0.875%	5/15/17	12,900	12,973
United States Treasury Note/Bond	4.500%	5/15/17	10,420	11,273
United States Treasury Note/Bond	8.750%	5/15/17	5,125	6,004
United States Treasury Note/Bond	0.625%	5/31/17	1,675	1,675

United States Treasury Note/Bond	2.750%	5/31/17	1,662	1,738
United States Treasury Note/Bond	2.500%	6/30/17	12,350	12,857
United States Treasury Note/Bond	0.875%	7/15/17	9,700	9,746
United States Treasury Note/Bond	0.500%	7/31/17	1,700	1,694
United States Treasury Note/Bond	2.375%	7/31/17	5,886	6,118
United States Treasury Note/Bond	0.875%	8/15/17	11,275	11,324
United States Treasury Note/Bond	4.750%	8/15/17	2,175	2,383
United States Treasury Note/Bond	8.875%	8/15/17	5,650	6,742
United States Treasury Note/Bond	0.625%	8/31/17	1,200	1,198
United States Treasury Note/Bond	1.875%	8/31/17	8,600	8,839
United States Treasury Note/Bond	1.000%	9/15/17	3,000	3,020
United States Treasury Note/Bond	0.625%	9/30/17	11,310	11,278
United States Treasury Note/Bond	1.875%	9/30/17	7,000	7,195
United States Treasury Note/Bond	0.875%	10/15/17	14,425	14,470
United States Treasury Note/Bond	0.750%	10/31/17	6,420	6,418
United States Treasury Note/Bond	1.875%	10/31/17	2,325	2,391
United States Treasury Note/Bond	0.875%	11/15/17	10,276	10,302
United States Treasury Note/Bond	4.250%	11/15/17	975	1,063
United States Treasury Note/Bond	0.625%	11/30/17	2,850	2,838
United States Treasury Note/Bond	2.250%	11/30/17	10,000	10,384
United States Treasury Note/Bond	1.000%	12/15/17	4,147	4,168
United States Treasury Note/Bond	0.750%	12/31/17	305	304
United States Treasury Note/Bond	0.875%	1/15/18	5,975	5,980
United States Treasury Note/Bond	0.875%	1/31/18	9,225	9,231
United States Treasury Note/Bond	2.625%	1/31/18	2,100	2,204
United States Treasury Note/Bond	1.000%	2/15/18	7,100	7,127
United States Treasury Note/Bond	0.750%	2/28/18	2,675	2,665
United States Treasury Note/Bond	2.750%	2/28/18	1,000	1,054
United States Treasury Note/Bond	1.000%	3/15/18	6,744	6,767
United States Treasury Note/Bond	0.750%	3/31/18	4,970	4,947
United States Treasury Note/Bond	2.875%	3/31/18	1,500	1,587
United States Treasury Note/Bond	0.625%	4/30/18	3,175	3,145
United States Treasury Note/Bond	2.625%	4/30/18	1,275	1,341
United States Treasury Note/Bond	3.875%	5/15/18	539	588
United States Treasury Note/Bond	9.125%	5/15/18	50	63
United States Treasury Note/Bond	1.000%	5/31/18	10,155	10,165
United States Treasury Note/Bond	2.375%	5/31/18	2,350	2,454
United States Treasury Note/Bond	2.375%	6/30/18	5,765	6,018
United States Treasury Note/Bond	1.375%	7/31/18	3,600	3,641
United States Treasury Note/Bond	2.250%	7/31/18	6,250	6,501
United States Treasury Note/Bond	1.500%	8/31/18	5,275	5,355
United States Treasury Note/Bond	1.375%	9/30/18	14,653	14,804
United States Treasury Note/Bond	1.250%	10/31/18	3,000	3,016
United States Treasury Note/Bond	1.750%	10/31/18	8,675	8,878
United States Treasury Note/Bond	3.750%	11/15/18	5,275	5,772
United States Treasury Note/Bond	1.250%	11/30/18	2,280	2,291
United States Treasury Note/Bond	1.375%	11/30/18	3,030	3,058
United States Treasury Note/Bond	1.500%	12/31/18	4,950	5,015
United States Treasury Note/Bond	1.500%	1/31/19	4,525	4,583
United States Treasury Note/Bond	2.750%	2/15/19	2,550	2,701
United States Treasury Note/Bond	8.875%	2/15/19	110	143
United States Treasury Note/Bond	1.375%	2/28/19	575	579
United States Treasury Note/Bond	1.500%	2/28/19	4,400	4,454
United States Treasury Note/Bond	1.500%	3/31/19	575	582
United States Treasury Note/Bond	1.625%	3/31/19	2,100	2,135
United States Treasury Note/Bond	1.250%	4/30/19	1,541	1,543
United States Treasury Note/Bond	1.625%	4/30/19	5,068	5,150

United States Treasury Note/Bond	3.125%	5/15/19	200	215
United States Treasury Note/Bond	1.125%	5/31/19	5,650	5,628
United States Treasury Note/Bond	1.500%	5/31/19	5,650	5,710
United States Treasury Note/Bond	1.000%	6/30/19	850	841
United States Treasury Note/Bond	1.625%	6/30/19	3,299	3,350
United States Treasury Note/Bond	0.875%	7/31/19	1,898	1,867
United States Treasury Note/Bond	1.625%	7/31/19	2,487	2,524
United States Treasury Note/Bond	3.625%	8/15/19	1,800	1,979
United States Treasury Note/Bond	8.125%	8/15/19	64	83
United States Treasury Note/Bond	1.000%	8/31/19	175	173
United States Treasury Note/Bond	1.625%	8/31/19	2,236	2,268
United States Treasury Note/Bond	1.000%	9/30/19	575	567
United States Treasury Note/Bond	1.750%	9/30/19	1,875	1,911
United States Treasury Note/Bond	1.250%	10/31/19	625	623
United States Treasury Note/Bond	1.500%	10/31/19	500	504
United States Treasury Note/Bond	3.375%	11/15/19	8,485	9,263
United States Treasury Note/Bond	1.500%	11/30/19	4,242	4,274
United States Treasury Note/Bond	1.125%	12/31/19	500	495
United States Treasury Note/Bond	1.625%	12/31/19	3,275	3,316
United States Treasury Note/Bond	1.250%	1/31/20	499	496
United States Treasury Note/Bond	1.375%	1/31/20	864	865
United States Treasury Note/Bond	3.625%	2/15/20	22,275	24,670
United States Treasury Note/Bond	8.500%	2/15/20	887	1,187
United States Treasury Note/Bond	1.250%	2/29/20	1,868	1,858
United States Treasury Note/Bond	1.375%	2/29/20	1,819	1,819
United States Treasury Note/Bond	1.125%	3/31/20	5,900	5,828
United States Treasury Note/Bond	1.375%	3/31/20	11,950	11,950
United States Treasury Note/Bond	1.125%	4/30/20	18,925	18,677
United States Treasury Note/Bond	3.500%	5/15/20	3,515	3,877
United States Treasury Note/Bond	1.375%	5/31/20	400	399
United States Treasury Note/Bond	1.875%	6/30/20	9,825	10,048
United States Treasury Note/Bond	2.000%	7/31/20	2,419	2,487
United States Treasury Note/Bond	2.625%	8/15/20	2,258	2,392
United States Treasury Note/Bond	8.750%	8/15/20	8,425	11,619
United States Treasury Note/Bond	2.000%	9/30/20	2,750	2,824
United States Treasury Note/Bond	1.750%	10/31/20	6,325	6,407
United States Treasury Note/Bond	2.625%	11/15/20	3,305	3,501
United States Treasury Note/Bond	2.000%	11/30/20	6,075	6,231
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,524
United States Treasury Note/Bond	2.125%	1/31/21	5,321	5,489
United States Treasury Note/Bond	3.625%	2/15/21	6,933	7,737
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,602
United States Treasury Note/Bond	2.000%	2/28/21	4,550	4,660
United States Treasury Note/Bond	2.250%	3/31/21	9,450	9,809
United States Treasury Note/Bond	2.250%	4/30/21	5,375	5,578
United States Treasury Note/Bond	3.125%	5/15/21	4,975	5,415
United States Treasury Note/Bond	2.000%	5/31/21	11,733	11,997
United States Treasury Note/Bond	2.125%	6/30/21	3,650	3,757
United States Treasury Note/Bond	2.250%	7/31/21	6,425	6,661
United States Treasury Note/Bond	2.125%	8/15/21	3,556	3,659
United States Treasury Note/Bond	2.000%	8/31/21	7,800	7,965
United States Treasury Note/Bond	2.125%	9/30/21	6,900	7,096
United States Treasury Note/Bond	2.000%	10/31/21	10,205	10,412
United States Treasury Note/Bond	2.000%	11/15/21	1,065	1,087
United States Treasury Note/Bond	8.000%	11/15/21	2,570	3,591
United States Treasury Note/Bond	1.875%	11/30/21	5,058	5,120
United States Treasury Note/Bond	2.125%	12/31/21	5,953	6,119

United States Treasury Note/Bond	1.500%	1/31/22	1,850	1,826
United States Treasury Note/Bond	2.000%	2/15/22	1,610	1,643
United States Treasury Note/Bond	1.750%	2/28/22	8,029	8,050
United States Treasury Note/Bond	1.750%	3/31/22	6,507	6,523
United States Treasury Note/Bond	1.625%	8/15/22	1,296	1,285
United States Treasury Note/Bond	7.250%	8/15/22	100	139
United States Treasury Note/Bond	1.625%	11/15/22	5,725	5,670
United States Treasury Note/Bond	7.625%	11/15/22	40	57
United States Treasury Note/Bond	2.000%	2/15/23	1,123	1,141
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,360
United States Treasury Note/Bond	1.750%	5/15/23	12,970	12,897
United States Treasury Note/Bond	2.500%	8/15/23	7,160	7,535
United States Treasury Note/Bond	6.250%	8/15/23	6,565	8,842
United States Treasury Note/Bond	2.750%	11/15/23	8,111	8,697
United States Treasury Note/Bond	2.750%	2/15/24	9,410	10,083
United States Treasury Note/Bond	2.500%	5/15/24	6,206	6,518
United States Treasury Note/Bond	2.375%	8/15/24	10,564	10,982
United States Treasury Note/Bond	2.250%	11/15/24	4,931	5,070
United States Treasury Note/Bond	7.500%	11/15/24	25	37
United States Treasury Note/Bond	2.000%	2/15/25	11,828	11,902
United States Treasury Note/Bond	6.875%	8/15/25	3,955	5,791
United States Treasury Note/Bond	6.000%	2/15/26	1,010	1,407
United States Treasury Note/Bond	6.750%	8/15/26	630	934
United States Treasury Note/Bond	6.500%	11/15/26	765	1,119
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,579
United States Treasury Note/Bond	6.375%	8/15/27	185	272
United States Treasury Note/Bond	6.125%	11/15/27	650	940
United States Treasury Note/Bond	5.500%	8/15/28	955	1,328
United States Treasury Note/Bond	5.250%	11/15/28	1,435	1,957
United States Treasury Note/Bond	5.250%	2/15/29	1,940	2,653
United States Treasury Note/Bond	6.125%	8/15/29	2,630	3,906
United States Treasury Note/Bond	6.250%	5/15/30	1,050	1,595
United States Treasury Note/Bond	5.375%	2/15/31	450	639
United States Treasury Note/Bond	4.500%	2/15/36	475	647
United States Treasury Note/Bond	4.750%	2/15/37	600	845
United States Treasury Note/Bond	4.375%	2/15/38	2,800	3,753
United States Treasury Note/Bond	3.500%	2/15/39	2,195	2,599
United States Treasury Note/Bond	4.250%	5/15/39	3,032	4,006
United States Treasury Note/Bond	4.500%	8/15/39	2,306	3,157
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,797
United States Treasury Note/Bond	4.625%	2/15/40	2,350	3,282
United States Treasury Note/Bond	4.375%	5/15/40	2,585	3,495
United States Treasury Note/Bond	3.875%	8/15/40	3,255	4,098
United States Treasury Note/Bond	4.250%	11/15/40	5,375	7,160
United States Treasury Note/Bond	4.750%	2/15/41	3,156	4,528
United States Treasury Note/Bond	3.125%	11/15/41	320	358
United States Treasury Note/Bond	3.125%	2/15/42	281	314
United States Treasury Note/Bond	3.000%	5/15/42	5,050	5,511
United States Treasury Note/Bond	2.750%	8/15/42	4,060	4,223
United States Treasury Note/Bond	2.750%	11/15/42	16,635	17,300
United States Treasury Note/Bond	3.125%	2/15/43	5,200	5,805
United States Treasury Note/Bond	2.875%	5/15/43	3,450	3,677
United States Treasury Note/Bond	3.625%	8/15/43	10,580	12,927
United States Treasury Note/Bond	3.750%	11/15/43	5,400	6,747
United States Treasury Note/Bond	3.625%	2/15/44	2,624	3,210
United States Treasury Note/Bond	3.375%	5/15/44	4,379	5,134
United States Treasury Note/Bond	3.125%	8/15/44	8,006	8,977

United States Treasury Note/Bond	3.000%	11/15/44	3,915	4,291
United States Treasury Note/Bond	2.500%	2/15/45	7,775	7,711
				1,077,209
Agency Bonds and Notes (3.0%)
1 AID-Israel	5.500%	12/4/23	50	62
1 AID-Israel	5.500%	4/26/24	475	596
1 AID-Jordan	1.945%	6/23/19	200	204
1 AID-Jordan	2.503%	10/30/20	225	232
1 AID-Ukraine	1.844%	5/16/19	200	203
2 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	100	102
2 Federal Farm Credit Banks	5.125%	8/25/16	225	240
2 Federal Farm Credit Banks	4.875%	1/17/17	250	269
2 Federal Farm Credit Banks	1.125%	9/22/17	100	101
2 Federal Farm Credit Banks	1.000%	9/25/17	125	126
2 Federal Farm Credit Banks	1.125%	12/18/17	250	252
2 Federal Farm Credit Banks	1.110%	2/20/18	125	126
2 Federal Farm Credit Banks	5.150%	11/15/19	500	583
2 Federal Farm Credit Banks	3.500%	12/20/23	75	82
2 Federal Home Loan Banks	5.375%	5/18/16	1,000	1,056
2 Federal Home Loan Banks	5.625%	6/13/16	75	80
2 Federal Home Loan Banks	0.375%	6/24/16	500	500
2 Federal Home Loan Banks	0.500%	9/28/16	1,000	1,000
2 Federal Home Loan Banks	5.125%	10/19/16	525	563
2 Federal Home Loan Banks	0.625%	11/23/16	500	501
2 Federal Home Loan Banks	4.750%	12/16/16	1,200	1,285
2 Federal Home Loan Banks	0.625%	12/28/16	350	350
2 Federal Home Loan Banks	0.875%	3/10/17	75	75
2 Federal Home Loan Banks	4.875%	5/17/17	550	598
2 Federal Home Loan Banks	0.875%	5/24/17	500	502
2 Federal Home Loan Banks	1.000%	6/21/17	400	403
2 Federal Home Loan Banks	5.000%	11/17/17	225	249
2 Federal Home Loan Banks	1.125%	4/25/18	550	553
2 Federal Home Loan Banks	5.375%	8/15/18	150	171
2 Federal Home Loan Banks	1.875%	3/13/20	75	76
2 Federal Home Loan Banks	4.125%	3/13/20	300	337
2 Federal Home Loan Banks	5.250%	12/11/20	425	507
2 Federal Home Loan Banks	5.625%	6/11/21	35	43
2 Federal Home Loan Banks	2.125%	3/10/23	1,250	1,251
2 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,961
3 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	625	657
3 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	1,000	1,001
3 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	325	333
3 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,375	1,464
3 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	775	792
3 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	900	905
3 Federal Home Loan Mortgage Corp.	0.500%	1/27/17	750	749
3 Federal Home Loan Mortgage Corp.	0.875%	2/22/17	600	603
3 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	1,000	1,007
3 Federal Home Loan Mortgage Corp.	1.250%	5/12/17	5,000	5,058
3 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	440	443
3 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	679	683
3 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	700	703
3 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	200	222
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	700	697
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	1,000	998
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	550	617
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	625	685

3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	1,150	1,169
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	700	697
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,150	1,142
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,300	1,291
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	828
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	191
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,329
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	746
3 Federal National Mortgage Assn.	2.375%	4/11/16	450	459
3 Federal National Mortgage Assn.	0.375%	7/5/16	1,000	999
3 Federal National Mortgage Assn.	0.625%	8/26/16	650	651
3 Federal National Mortgage Assn.	5.250%	9/15/16	325	347
3 Federal National Mortgage Assn.	1.250%	9/28/16	1,125	1,138
3 Federal National Mortgage Assn.	1.375%	11/15/16	1,175	1,191
3 Federal National Mortgage Assn.	1.250%	1/30/17	1,000	1,012
3 Federal National Mortgage Assn.	5.000%	2/13/17	1,925	2,082
3 Federal National Mortgage Assn.	0.750%	4/20/17	300	301
3 Federal National Mortgage Assn.	1.125%	4/27/17	2,950	2,977
3 Federal National Mortgage Assn.	5.000%	5/11/17	2,000	2,180
3 Federal National Mortgage Assn.	5.375%	6/12/17	1,000	1,101
3 Federal National Mortgage Assn.	0.875%	8/28/17	175	175
3 Federal National Mortgage Assn.	1.000%	9/27/17	550	552
3 Federal National Mortgage Assn.	0.875%	10/26/17	900	901
3 Federal National Mortgage Assn.	0.875%	12/20/17	1,500	1,500
3 Federal National Mortgage Assn.	0.875%	2/8/18	2,500	2,497
3 Federal National Mortgage Assn.	0.875%	5/21/18	510	508
3 Federal National Mortgage Assn.	1.875%	9/18/18	1,825	1,872
3 Federal National Mortgage Assn.	1.625%	11/27/18	1,330	1,351
3 Federal National Mortgage Assn.	1.875%	2/19/19	500	512
3 Federal National Mortgage Assn.	1.750%	6/20/19	1,000	1,017
3 Federal National Mortgage Assn.	1.750%	9/12/19	2,000	2,031
3 Federal National Mortgage Assn.	0.000%	10/9/19	275	253
3 Federal National Mortgage Assn.	1.750%	11/26/19	1,000	1,014
3 Federal National Mortgage Assn.	1.625%	1/21/20	1,000	1,007
3 Federal National Mortgage Assn.	2.625%	9/6/24	500	518
3 Federal National Mortgage Assn.	6.250%	5/15/29	175	251
3 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,435
3 Federal National Mortgage Assn.	7.250%	5/15/30	300	472
3 Federal National Mortgage Assn.	6.625%	11/15/30	300	452
3 Federal National Mortgage Assn.	5.625%	7/15/37	275	396
2 Financing Corp.	9.650%	11/2/18	225	290
Private Export Funding Corp.	1.375%	2/15/17	25	25
Private Export Funding Corp.	2.250%	12/15/17	125	128
Private Export Funding Corp.	1.875%	7/15/18	100	101
Private Export Funding Corp.	4.375%	3/15/19	200	221
Private Export Funding Corp.	1.450%	8/15/19	125	123
Private Export Funding Corp.	2.250%	3/15/20	150	154
Private Export Funding Corp.	4.300%	12/15/21	100	113
Private Export Funding Corp.	2.800%	5/15/22	125	129
Private Export Funding Corp.	2.050%	11/15/22	1,075	1,051
Private Export Funding Corp.	3.550%	1/15/24	100	108
Private Export Funding Corp.	2.450%	7/15/24	100	100
2 Tennessee Valley Authority	5.500%	7/18/17	275	304
2 Tennessee Valley Authority	4.500%	4/1/18	175	193
2 Tennessee Valley Authority	1.750%	10/15/18	150	153
2 Tennessee Valley Authority	3.875%	2/15/21	250	279
2 Tennessee Valley Authority	1.875%	8/15/22	175	171

2	Tennessee Valley Authority	2.875%	9/15/24	300	314
2	Tennessee Valley Authority	6.750%	11/1/25	50	69
2	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,502
2	Tennessee Valley Authority	4.650%	6/15/35	175	211
2	Tennessee Valley Authority	5.880%	4/1/36	250	351
2	Tennessee Valley Authority	5.500%	6/15/38	100	136
2	Tennessee Valley Authority	5.250%	9/15/39	225	295
2	Tennessee Valley Authority	3.500%	12/15/42	200	205
2	Tennessee Valley Authority	4.875%	1/15/48	100	125
2	Tennessee Valley Authority	5.375%	4/1/56	50	67
2	Tennessee Valley Authority	4.625%	9/15/60	180	213
					81,532
Conventional Mortgage-Backed Securities (20.3%)
[3,4] Fannie Mae Pool		2.000%	8/1/28–10/1/28	1,590	1,595
[3,4] Fannie Mae Pool		2.500%	8/1/27–1/1/43	13,993	14,355
[3,4] Fannie Mae Pool		3.000%	11/1/25–4/1/45	41,233	42,693
[3,4] Fannie Mae Pool		3.500%	9/1/25–4/1/45	50,249	53,008
[3,4] Fannie Mae Pool		4.000%	8/1/18–4/1/45	43,625	46,811
[3,4] Fannie Mae Pool		4.500%	2/1/18–4/1/45	28,344	30,980
[3,4] Fannie Mae Pool		5.000%	3/1/17–4/1/45	17,631	19,551
[3,4] Fannie Mae Pool		5.500%	11/1/16–4/1/40	13,391	15,074
[3,4] Fannie Mae Pool		6.000%	4/1/16–7/1/40	8,410	9,591
[3,4] Fannie Mae Pool		6.500%	4/1/16–10/1/39	2,977	3,409
[3,4] Fannie Mae Pool		7.000%	5/1/16–11/1/37	779	885
[3,4] Fannie Mae Pool		7.500%	11/1/22–2/1/32	80	90
[3,4] Fannie Mae Pool		8.000%	8/1/17–11/1/30	45	49
[3,4] Fannie Mae Pool		8.500%	7/1/22–4/1/31	15	19
[3,4] Fannie Mae Pool		9.000%	7/1/22–12/1/24	2	2
[3,4] Fannie Mae Pool		9.500%	12/1/18–2/1/25	2	2
[3,4] Freddie Mac Gold Pool		2.000%	8/1/28	498	500
[3,4] Freddie Mac Gold Pool		2.500%	10/1/27–2/1/43	11,509	11,780
[3,4] Freddie Mac Gold Pool		3.000%	1/1/27–4/1/45	22,637	23,415
[3,4] Freddie Mac Gold Pool		3.500%	9/1/25–4/1/45	29,273	30,806
[3,4] Freddie Mac Gold Pool		4.000%	7/1/18–4/1/45	26,890	28,773
[3,4] Freddie Mac Gold Pool		4.500%	1/1/18–4/1/45	18,533	20,133
[3,4] Freddie Mac Gold Pool		5.000%	10/1/17–4/1/45	10,907	12,054
[3,4] Freddie Mac Gold Pool		5.500%	8/1/16–6/1/41	7,924	8,891
[3,4] Freddie Mac Gold Pool		6.000%	4/1/16–3/1/39	5,834	6,652
[3,4] Freddie Mac Gold Pool		6.500%	12/1/15–4/1/39	1,718	1,970
[3,4] Freddie Mac Gold Pool		7.000%	1/1/16–2/1/37	571	655
[3,4] Freddie Mac Gold Pool		7.500%	10/1/15–10/1/30	44	50
[3,4] Freddie Mac Gold Pool		8.000%	12/1/15–7/1/30	42	47
[3,4] Freddie Mac Gold Pool		8.500%	4/1/23–11/1/30	25	30
[3,4] Freddie Mac Gold Pool		9.000%	5/1/27–5/1/30	6	6
[3,4] Freddie Mac Gold Pool		10.000%	3/1/17	1	1
4	Ginnie Mae I Pool	3.000%	1/15/26–4/1/45	4,004	4,135
4	Ginnie Mae I Pool	3.500%	11/15/25–4/1/45	5,460	5,766
4	Ginnie Mae I Pool	4.000%	10/15/24–4/1/45	8,605	9,246
4	Ginnie Mae I Pool	4.500%	8/15/18–4/1/45	10,115	11,182
4	Ginnie Mae I Pool	5.000%	1/15/18–4/1/45	6,178	6,915
4	Ginnie Mae I Pool	5.500%	6/15/18–12/15/40	3,598	4,091
4	Ginnie Mae I Pool	6.000%	2/15/17–3/15/40	2,631	3,004
4	Ginnie Mae I Pool	6.500%	11/15/23–2/15/39	764	866
4	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	148	170
4	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	66	75
4	Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	46	48
4	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	7	8

4	Ginnie Mae I Pool	9.000%	9/15/16–7/15/30	10	11
4	Ginnie Mae I Pool	9.500%	12/15/21	2	3
4	Ginnie Mae I Pool	10.000%	5/15/20	1	1
4	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	628	652
4	Ginnie Mae II Pool	3.000%	2/20/27–4/1/45	19,972	20,649
4	Ginnie Mae II Pool	3.500%	9/20/25–4/1/45	35,829	37,788
4	Ginnie Mae II Pool	4.000%	9/20/25–4/1/45	26,870	28,681
4	Ginnie Mae II Pool	4.500%	6/20/39–4/1/45	18,159	19,800
4	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	9,202	10,151
4	Ginnie Mae II Pool	5.500%	6/20/34–8/20/41	2,566	2,856
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	1,486	1,674
4	Ginnie Mae II Pool	6.500% 12/20/35–11/20/39		491	562
4	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	59	69
					552,280
Nonconventional Mortgage-Backed Securities (0.5%)
3,4,5Fannie Mae Pool		1.466%	4/1/37	32	33
3,4,5Fannie Mae Pool		1.817%	9/1/37	71	77
3,4,5Fannie Mae Pool		2.099%	8/1/35	141	150
3,4,5Fannie Mae Pool		2.106%	11/1/36	83	88
[3,4] Fannie Mae Pool		2.109%	3/1/43	246	254
3,4,5Fannie Mae Pool		2.165%	6/1/36	1	1
3,4,5Fannie Mae Pool		2.169%	12/1/41	129	133
3,4,5Fannie Mae Pool		2.191%	10/1/39	34	35
[3,4] Fannie Mae Pool		2.194%	6/1/43	229	236
3,4,5Fannie Mae Pool		2.195%	7/1/39	18	19
[3,4] Fannie Mae Pool		2.197%	9/1/42	205	215
3,4,5Fannie Mae Pool		2.205%	12/1/33	20	21
3,4,5Fannie Mae Pool		2.217%	2/1/36	22	22
3,4,5Fannie Mae Pool		2.224%	8/1/37	64	68
3,4,5Fannie Mae Pool		2.235%	6/1/37	42	44
[3,4] Fannie Mae Pool		2.239%	10/1/42	146	149
3,4,5Fannie Mae Pool		2.248%	9/1/34	18	19
[3,4] Fannie Mae Pool		2.264%	7/1/43	273	274
3,4,5Fannie Mae Pool		2.304%	11/1/39	21	21
3,4,5Fannie Mae Pool		2.325%	7/1/37	14	14
3,4,5Fannie Mae Pool		2.373%	1/1/37	69	75
3,4,5Fannie Mae Pool		2.388%	7/1/42	60	63
3,4,5Fannie Mae Pool		2.393%	12/1/35	70	75
3,4,5Fannie Mae Pool		2.402%	1/1/40	52	53
[3,4] Fannie Mae Pool		2.403%	7/1/42	215	223
[3,4] Fannie Mae Pool		2.406%	5/1/42	323	331
3,4,5Fannie Mae Pool		2.410%	11/1/34	30	31
3,4,5Fannie Mae Pool		2.428%	11/1/39	46	47
3,4,5Fannie Mae Pool		2.435%	11/1/33	23	24
[3,4] Fannie Mae Pool		2.437%	5/1/43	438	459
3,4,5Fannie Mae Pool		2.438%	1/1/35	110	118
[3,4] Fannie Mae Pool		2.451%	10/1/42	185	192
[3,4] Fannie Mae Pool		2.466%	9/1/43	31	32
[3,4] Fannie Mae Pool		2.496%	10/1/40	126	133
[3,4] Fannie Mae Pool		2.511%	12/1/40	110	117
[3,4] Fannie Mae Pool		2.606%	12/1/41	131	138
[3,4] Fannie Mae Pool		2.627%	11/1/41	125	134
3,4,5Fannie Mae Pool		2.662%	5/1/42	53	55
[3,4] Fannie Mae Pool		2.704%	1/1/42	124	133
[3,4] Fannie Mae Pool		2.755%	3/1/41	85	91
[3,4] Fannie Mae Pool		2.776%	3/1/42	201	210
[3,4] Fannie Mae Pool		2.787%	1/1/42	128	136

[3,4] Fannie Mae Pool	2.805%	11/1/41	138	148
[3,4] Fannie Mae Pool	2.911%	12/1/40	67	72
[3,4] Fannie Mae Pool	2.968%	3/1/42	120	125
[3,4] Fannie Mae Pool	2.984%	9/1/43	242	254
[3,4] Fannie Mae Pool	3.060%	2/1/41	72	77
[3,4] Fannie Mae Pool	3.061%	3/1/41	149	158
3,4,5Fannie Mae Pool	3.086%	2/1/41	55	56
[3,4] Fannie Mae Pool	3.162%	2/1/41	75	81
[3,4] Fannie Mae Pool	3.197%	9/1/40	101	107
[3,4] Fannie Mae Pool	3.199%	12/1/40	75	80
[3,4] Fannie Mae Pool	3.221%	8/1/40	115	121
[3,4] Fannie Mae Pool	3.235%	12/1/40	81	85
[3,4] Fannie Mae Pool	3.249%	10/1/40	63	66
[3,4] Fannie Mae Pool	3.272%	5/1/41	101	107
[3,4] Fannie Mae Pool	3.314%	11/1/40	35	37
[3,4] Fannie Mae Pool	3.337%	8/1/42	162	169
[3,4,5] Fannie Mae Pool	3.396%	5/1/40	43	46
[3,4,5] Fannie Mae Pool	3.489%	5/1/40	24	25
[3,4] Fannie Mae Pool	3.542%	7/1/41	193	199
[3,4] Fannie Mae Pool	3.563%	6/1/41	27	29
[3,4] Fannie Mae Pool	3.580%	8/1/39	47	51
[3,4] Fannie Mae Pool	3.612%	4/1/41	104	110
[3,4] Fannie Mae Pool	3.743%	6/1/41	113	121
[3,4] Fannie Mae Pool	3.814%	9/1/40	157	167
[3,4] Fannie Mae Pool	4.242%	12/1/39	106	110
3,4,5Fannie Mae Pool	4.640%	8/1/39	104	109
[3,4] Fannie Mae Pool	5.103%	3/1/38	65	69
3,4,5Fannie Mae Pool	5.109%	11/1/39	43	46
3,4,5Fannie Mae Pool	5.259%	7/1/38	14	15
[3,4] Fannie Mae Pool	5.290%	7/1/36	21	21
[3,4] Fannie Mae Pool	5.555%	5/1/36	33	35
[3,4] Fannie Mae Pool	5.567%	4/1/37	42	45
[3,4] Fannie Mae Pool	5.753%	12/1/37	67	73
[3,4] Fannie Mae Pool	5.770%	10/1/37	53	56
[3,4] Fannie Mae Pool	6.115%	10/1/37	68	72
3,4,5Freddie Mac Non Gold Pool	1.485%	10/1/37	2	2
3,4,5Freddie Mac Non Gold Pool	1.730%	6/1/37	44	45
3,4,5Freddie Mac Non Gold Pool	2.125%	1/1/38	19	19
3,4,5Freddie Mac Non Gold Pool	2.160%	10/1/37	27	29
3,4,5Freddie Mac Non Gold Pool	2.181%	7/1/35	33	35
3,4,5Freddie Mac Non Gold Pool	2.238%	12/1/36	23	24
3,4,5Freddie Mac Non Gold Pool	2.253%	1/1/35	8	9
3,4,5Freddie Mac Non Gold Pool	2.257%	3/1/37	10	10
3,4,5Freddie Mac Non Gold Pool	2.276%	12/1/34–2/1/37	62	65
3,4,5Freddie Mac Non Gold Pool	2.323%	12/1/35	36	38
[3,4] Freddie Mac Non Gold Pool	2.325%	5/1/42	27	28
3,4,5Freddie Mac Non Gold Pool	2.344%	12/1/36	75	80
3,4,5Freddie Mac Non Gold Pool	2.375%	11/1/34–5/1/36	85	89
[3,4] Freddie Mac Non Gold Pool	2.583%	2/1/42	107	115
[3,4] Freddie Mac Non Gold Pool	2.636%	12/1/40	61	64
[3,4] Freddie Mac Non Gold Pool	2.663%	11/1/40	44	46
[3,4] Freddie Mac Non Gold Pool	2.742%	12/1/40	97	100
[3,4] Freddie Mac Non Gold Pool	2.750%	2/1/42	83	90
3,4,5Freddie Mac Non Gold Pool	2.776%	10/1/36	30	32
[3,4] Freddie Mac Non Gold Pool	2.785%	1/1/41	93	99
[3,4] Freddie Mac Non Gold Pool	2.871%	2/1/41	113	121
[3,4] Freddie Mac Non Gold Pool	2.964%	2/1/41	32	34

[3,4] Freddie Mac Non Gold Pool		3.098%	6/1/41	51	55
[3,4] Freddie Mac Non Gold Pool		3.113%	3/1/41	47	50
[3,4] Freddie Mac Non Gold Pool		3.125%	1/1/41	23	25
[3,4] Freddie Mac Non Gold Pool		3.151%	11/1/40	115	118
[3,4] Freddie Mac Non Gold Pool		3.268%	6/1/40	47	48
[3,4] Freddie Mac Non Gold Pool		3.359%	5/1/40	27	29
[3,4] Freddie Mac Non Gold Pool		3.448%	5/1/40	26	28
[3,4] Freddie Mac Non Gold Pool		3.557%	6/1/40	136	146
[3,4] Freddie Mac Non Gold Pool		3.648%	6/1/40	67	71
[3,4] Freddie Mac Non Gold Pool		3.669%	9/1/40	128	137
[3,4] Freddie Mac Non Gold Pool		4.387%	5/1/38	7	7
[3,4] Freddie Mac Non Gold Pool		5.276%	3/1/38	75	81
[3,4] Freddie Mac Non Gold Pool		5.526%	2/1/36	25	26
[3,4] Freddie Mac Non Gold Pool		5.784%	9/1/37	33	35
[3,4] Freddie Mac Non Gold Pool		5.814%	5/1/37	61	64
[3,4] Freddie Mac Non Gold Pool		6.091%	12/1/36	45	47
[4,5] Ginnie Mae II Pool		1.625%	10/20/39	11	11
[4,5] Ginnie Mae II Pool		2.000%	12/20/39–6/20/43	704	729
[4,5] Ginnie Mae II Pool		2.125%	5/20/41	53	55
4	Ginnie Mae II Pool	2.500%	1/20/41–1/20/42	313	323
[4,5] Ginnie Mae II Pool		3.000%	10/20/38–11/20/41	520	553
4	Ginnie Mae II Pool	3.500%	1/20/41–10/20/41	413	434
4	Ginnie Mae II Pool	4.000%	4/20/41–10/20/41	181	191
4	Ginnie Mae II Pool	5.000%	7/20/38	10	10
					12,332
Total U.S. Government and Agency Obligations (Cost $1,660,650)					1,723,353
Asset-Backed/Commercial Mortgage-Backed Securities (3.0%)
4	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	100	106
4	Ally Auto Receivables Trust 2011-4	1.140%	6/15/16	10	10
4	Ally Auto Receivables Trust 2012-5	0.850%	1/16/18	140	140
4	Ally Auto Receivables Trust 2013-2	0.790%	1/15/18	50	50
4	Ally Auto Receivables Trust 2013-2	1.240%	11/15/18	25	25
4	Ally Auto Receivables Trust 2014-1	0.970%	10/15/18	75	75
4	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	25	25
4	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	100	100
4	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	55	55
4	Ally Auto Receivables Trust 2014-SN1	0.750%	2/21/17	75	75
4	Ally Auto Receivables Trust 2014-SN1	0.950%	6/20/18	50	50
4	Ally Auto Receivables Trust 2014-SN2	1.030%	9/20/17	75	75
4	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	75	75
4	Ally Master Owner Trust Series 2014-4	1.430%	6/17/19	100	100
4	American Express Credit Account Secured
	Note Trust 2014-3	1.490%	4/15/20	175	176
4	American Express Credit Account Secured
	Note Trust 2014-4	1.430%	6/15/20	100	101
4	AmeriCredit Automobile Receivables Trust
	2013-1	0.610%	10/10/17	23	23
4	AmeriCredit Automobile Receivables Trust
	2013-2	0.650%	12/8/17	23	23
4	AmeriCredit Automobile Receivables Trust
	2013-3	0.920%	4/9/18	63	63
4	AmeriCredit Automobile Receivables Trust
	2013-4	0.960%	4/9/18	20	20
4	AmeriCredit Automobile Receivables Trust
	2014-1	0.900%	2/8/19	25	25

4 AmeriCredit Automobile Receivables Trust
2014-1	1.680%	7/8/19	25	25
4 AmeriCredit Automobile Receivables Trust
2014-3	1.150%	6/10/19	50	50
4 Banc of America Commercial Mortgage Trust
2005-6	5.178%	9/10/47	50	51
4 Banc of America Commercial Mortgage Trust
2005-6	5.178%	9/10/47	90	92
4 Banc of America Commercial Mortgage Trust
2006-1	5.421%	9/10/45	5	5
4 Banc of America Commercial Mortgage Trust
2006-2	5.727%	5/10/45	325	335
4 Banc of America Commercial Mortgage Trust
2006-2	5.762%	5/10/45	85	88
4 Banc of America Commercial Mortgage Trust
2006-4	5.634%	7/10/46	460	481
4 Banc of America Commercial Mortgage Trust
2006-5	5.414%	9/10/47	425	442
4 Banc of America Commercial Mortgage Trust
2006-5	5.448%	9/10/47	50	52
4 Banc of America Commercial Mortgage Trust
2008-1	6.213%	2/10/51	415	458
Bank of Nova Scotia	2.125%	9/11/19	250	254
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR12	5.742%	9/11/38	150	156
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-PWR13	5.582%	9/11/41	95	100
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP22	5.575%	4/12/38	125	130
4 Bear Stearns Commercial Mortgage
Securities Trust 2006-TOP24	5.568%	10/12/41	237	250
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.656%	6/11/40	66	67
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR16	5.708%	6/11/40	150	164
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.694%	6/11/50	150	162
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR17	5.896%	6/11/50	235	258
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	575	622
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.471%	1/12/45	67	72
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	190	204
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP28	5.742%	9/11/42	825	896
4 BMW Vehicle Owner Trust 2014-A	0.970%	11/26/18	100	100
4 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	75	76
4 BMW Vehicle Owner Trust 2015-1	1.240%	12/20/17	125	125
4 Capital Auto Receivables Asset Trust 2013-1	0.790%	6/20/17	82	82
4 Capital Auto Receivables Asset Trust 2013-3	1.040%	11/21/16	46	46
4 Capital Auto Receivables Asset Trust 2013-3	1.310%	12/20/17	53	53
4 Capital Auto Receivables Asset Trust 2013-3	1.680%	4/20/18	30	30
4 Capital Auto Receivables Asset Trust 2014-2	0.910%	4/20/17	50	50
4 Capital Auto Receivables Asset Trust 2014-2	1.260%	5/21/18	25	25
4 Capital Auto Receivables Asset Trust 2014-2	1.620%	10/22/18	25	25

4 Capital Auto Receivables Asset Trust 2014-3	1.480%	11/20/18	50	50
4 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	25	25
4 Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	200	200
4 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	50	50
4 Capital One Multi-asset Execution Trust 2006-
A3	5.050%	12/17/18	1,000	1,035
4 Capital One Multi-asset Execution Trust 2007-
A7	5.750%	7/15/20	225	249
4 Capital One Multi-Asset Execution Trust 2014-
A2	1.260%	1/15/20	50	50
4 Capital One Multi-Asset Execution Trust 2014-
A5	1.480%	7/15/20	150	151
4 CarMax Auto Owner Trust 2012-3	0.790%	4/16/18	55	55
4 CarMax Auto Owner Trust 2013-2	0.640%	1/16/18	73	73
4 Carmax Auto Owner Trust 2013-2	0.840%	11/15/18	33	33
4 Carmax Auto Owner Trust 2013-3	0.970%	4/16/18	80	80
4 Carmax Auto Owner Trust 2013-3	1.490%	1/15/19	40	40
4 Carmax Auto Owner Trust 2013-4	0.800%	7/16/18	25	25
4 Carmax Auto Owner Trust 2013-4	1.280%	5/15/19	25	25
4 Carmax Auto Owner Trust 2014-1	0.790%	10/15/18	35	35
4 Carmax Auto Owner Trust 2014-1	1.320%	7/15/19	25	25
4 Carmax Auto Owner Trust 2014-2	0.980%	1/15/19	75	75
4 Carmax Auto Owner Trust 2014-3	1.160%	6/17/19	75	75
4 Carmax Auto Owner Trust 2014-3	1.730%	2/18/20	25	25
4 Carmax Auto Owner Trust 2014-4	1.250%	11/15/19	125	125
4 CD 2006-CD3 Mortgage Trust	5.648%	10/15/48	250	265
4 CD 2007-CD4 Commercial Mortgage Trust	5.322%	12/11/49	250	263
4 CD 2007-CD5 Mortgage Trust	5.886%	11/15/44	378	409
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.170%	8/1/19	31	32
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	26	29
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	350	365
4 Chase Issuance Trust 2006-A2	5.160%	4/16/18	397	412
4 Chase Issuance Trust 2012-A3	0.790%	6/15/17	237	237
4 Chase Issuance Trust 2012-A4	1.580%	8/16/21	150	149
4 Chase Issuance Trust 2012-A5	0.590%	8/15/17	100	100
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	313	311
4 Chase Issuance Trust 2013-A1	1.300%	2/18/20	275	274
4 Chase Issuance Trust 2013-A8	1.010%	10/15/18	225	225
4 Chase Issuance Trust 2014-A1	1.150%	1/15/19	125	125
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	233
4 Chase Issuance Trust 2014-A6	1.260%	7/15/19	300	300
4 Chase Issuance Trust 2014-A7	1.380%	11/15/19	225	226
4 Chase Issuance Trust 2015-A2	1.590%	2/18/20	200	202
4 Citibank Credit Card Issuance Trust 2003-A7	4.150%	7/7/17	229	231
4 Citibank Credit Card Issuance Trust 2005-A9	5.100%	11/20/17	301	309
4 Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	250	276
4 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	245	271
4 Citibank Credit Card Issuance Trust 2013-A10	0.730%	2/7/18	100	100
4 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	104
4 Citibank Credit Card Issuance Trust 2014-A4	1.230%	4/24/19	425	426
4 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	206
4 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	400	408
4 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	325	328

4	Citigroup Commercial Mortgage Trust 2006-
	C4	5.768%	3/15/49	369	381
4	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	110	115
4	Citigroup Commercial Mortgage Trust 2006-
	C5	5.462%	10/15/49	100	106
4	Citigroup Commercial Mortgage Trust 2007-
	C6	5.703%	12/10/49	600	648
4	Citigroup Commercial Mortgage Trust 2008-
	C7	6.134%	12/10/49	494	542
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	75	77
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	100	103
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	75	78
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	50	56
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.649%	9/10/46	75	84
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	2.790%	3/10/47	37	38
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.552%	3/10/47	25	27
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	25	27
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.345%	3/10/47	25	28
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	50	55
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	4.328%	5/10/47	50	53
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	100	107
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	175	188
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	225	231
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.571%	2/10/48	100	103
4	COBALT CMBS Commercial Mortgage Trust
	2007-C3	5.761%	5/15/46	264	285
4	COMM 2006-C7 Mortgage Trust	5.751%	6/10/46	506	525
4	COMM 2006-C7 Mortgage Trust	5.776%	6/10/46	100	105
4	COMM 2007-C9 Mortgage Trust	5.798%	12/10/49	550	596
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	61
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	70
[4,6] COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	78	82
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	128
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	10/10/46	30	31
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	10/10/46	30	32
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	40	44
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	50	56
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	10/10/46	30	34
4	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	20	20
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	50	52
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	50	53

4 COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	54
4 COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	55
4 COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	28
4 COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	28
4 COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	67
4 COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	50	52
4 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	76
4 COMM 2013-CCRE9 Mortgage Trust	4.235%	7/10/45	90	101
4 COMM 2013-CCRE9 Mortgage Trust	4.210%	8/10/46	20	22
4 COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	40	42
4 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	45
4 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	107
4 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	60
4 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	87	91
4 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	30	32
4 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	62
4 COMM 2014-CCRE15 Mortgage Trust	4.717%	2/10/47	28	32
4 COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	50	53
4 COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	82
4 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	188
4 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	54
4 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	86	90
4 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	175	186
4 COMM 2014-CR17 Mortgage Trust	3.012%	5/10/47	50	52
4 COMM 2014-CR17 Mortgage Trust	3.598%	5/10/47	25	27
4 COMM 2014-CR17 Mortgage Trust	3.977%	5/10/47	50	55
4 COMM 2014-CR17 Mortgage Trust	4.377%	5/10/47	25	27
4 COMM 2014-CR18 Mortgage Trust	3.452%	7/15/47	50	53
4 COMM 2014-CR20 Mortgage Trust	3.590%	11/10/47	50	53
4 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	50	52
4 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	75	82
4 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	100	105
4 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	54
4 COMM 2014-LC19 Mortgage Trust	3.040%	2/10/48	25	26
4 COMM 2014-LC19 Mortgage Trust	3.183%	2/10/48	125	129
4 COMM 2014-LC19 Mortgage Trust	3.527%	2/10/48	50	52
4 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	24	25
4 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	22	23
4 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	59
4 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	16
COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	11
4 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	50	52
4 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	108
4 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	133
4 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	46
4 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	135
4 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	125	130
4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	125	131
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	238
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	54
4 Commercial Mortgage Trust 2006-GG7	5.816%	7/10/38	240	248
4 COMM_15-CR22 Mortgage Trust	2.856%	3/10/48	50	52
4 COMM_15-CR22 Mortgage Trust	3.309%	3/10/48	150	156
4 COMM_15-CR22 Mortgage Trust	3.603%	3/10/48	50	52
4 Credit Suisse Commercial Mortgage Trust
Series 2006-C1	5.469%	2/15/39	200	206

4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C1	5.469%	2/15/39	100	103
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.807%	6/15/38	559	577
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.807%	6/15/38	75	79
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.509%	9/15/39	50	53
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C5	5.311%	12/15/39	147	154
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.383%	2/15/40	142	150
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C3	5.704%	6/15/39	147	156
4	CSAIL Commercial Mortgage Trust 2015-C1	3.505%	4/15/50	100	106
4	CSAIL Commercial Mortgage Trust 2015-C1	3.791%	4/15/50	75	79
4	CSAIL Commercial Mortgage Trust 2015-C1	4.044%	4/15/50	50	53
4	CSFB Commercial Mortgage Trust 2005-C6	5.230%	12/15/40	85	86
4	Discover Card Execution Note Trust 2007-A1	5.650%	3/16/20	275	303
4	Discover Card Execution Note Trust 2014-A3	1.220%	10/15/19	200	201
4	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	300	301
[3,4] Fannie Mae-Aces 2013-M12		2.387%	3/25/23	311	314
[3,4] Fannie Mae-Aces 2013-M14		2.505%	4/25/23	331	331
[3,4] Fannie Mae-Aces 2013-M14		3.329%	10/25/23	350	370
[3,4] Fannie Mae-Aces 2013-M4		2.608%	3/25/22	25	26
[3,4] Fannie Mae-Aces 2013-M7		2.280%	12/27/22	100	99
[3,4] Fannie Mae-Aces 2014-M1		2.323%	11/25/18	471	482
[3,4] Fannie Mae-Aces 2014-M1		3.367%	7/25/23	450	477
[3,4] Fannie Mae-Aces 2014-M12		2.614%	10/25/21	350	359
[3,4] Fannie Mae-Aces 2014-M15		2.509%	7/25/22	150	154
[3,4] Fannie Mae-Aces 2014-M2		1.916%	6/25/21	137	139
[3,4] Fannie Mae-Aces 2014-M2		3.513%	12/25/23	346	372
[3,4] Fannie Mae-Aces 2014-M3		2.613%	1/25/24	143	147
[3,4] Fannie Mae-Aces 2014-M3		3.476%	1/25/24	175	189
[3,4] Fannie Mae-Aces 2014-M4		3.346%	3/25/24	175	186
[3,4] Fannie Mae-Aces 2014-M6		2.679%	5/25/21	325	333
[3,4] Fannie Mae-Aces 2014-M7		3.248%	6/25/24	348	371
[3,4] Fannie Mae-Aces 2014-M8		2.346%	6/25/24	48	49
[3,4] Fannie Mae-Aces 2014-M8		3.056%	6/25/24	175	181
[3,4] Fannie Mae-Aces 2014-M9		1.462%	4/25/17	250	252
[3,4] Fannie Mae-Aces 2014-M9		3.103%	7/25/24	200	209
[3,4] Fannie Mae-Aces 2015-M1		1.626%	2/25/18	75	76
[3,4] Fannie Mae-Aces 2015-M1		2.532%	9/25/24	300	302
[3,4] Fannie Mae-Aces 2015-M2		2.620%	12/25/24	225	228
[3,4] Fannie Mae-Aces 2015-M3		2.723%	10/25/24	100	102
[3,4] FANNIE MAE-ACES FNMA_14-M13		1.637%	11/25/17	50	50
[3,4] FANNIE MAE-ACES FNMA_14-M13		2.566%	8/25/24	50	51
[3,4] FANNIE MAE-ACES FNMA_14-M13		3.021%	8/25/24	125	130
4	FHLMC Multifamily Structured Pass Through
	Certificates K010	2.412%	8/25/18	75	77
4	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	267	281
4	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	133	145
4	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	350	365

4 FHLMC Multifamily Structured Pass Through
Certificates K019	2.272%	3/25/22	150	150
4 FHLMC Multifamily Structured Pass Through
Certificates K020	2.373%	5/25/22	350	353
4 FHLMC Multifamily Structured Pass Through
Certificates K021	2.396%	6/25/22	225	227
4 FHLMC Multifamily Structured Pass Through
Certificates K026	2.510%	11/25/22	325	330
4 FHLMC Multifamily Structured Pass Through
Certificates K027	2.637%	1/25/23	325	331
4 FHLMC Multifamily Structured Pass Through
Certificates K028	3.111%	2/25/23	475	501
4 FHLMC Multifamily Structured Pass Through
Certificates K029	3.320%	2/25/23	325	348
4 FHLMC Multifamily Structured Pass Through
Certificates K030	2.779%	9/25/22	309	322
4 FHLMC Multifamily Structured Pass Through
Certificates K030	3.250%	4/25/23	325	346
4 FHLMC Multifamily Structured Pass Through
Certificates K031	3.300%	4/25/23	340	363
4 FHLMC Multifamily Structured Pass Through
Certificates K032	3.016%	2/25/23	323	340
4 FHLMC Multifamily Structured Pass Through
Certificates K032	3.310%	5/25/23	340	364
4 FHLMC Multifamily Structured Pass Through
Certificates K033	2.871%	2/25/23	319	334
4 FHLMC Multifamily Structured Pass Through
Certificates K033	3.060%	7/25/23	325	341
4 FHLMC Multifamily Structured Pass Through
Certificates K034	3.531%	7/25/23	288	312
4 FHLMC Multifamily Structured Pass Through
Certificates K035	3.458%	8/25/23	400	432
4 FHLMC Multifamily Structured Pass Through
Certificates K036	3.527%	10/25/23	325	353
4 FHLMC Multifamily Structured Pass Through
Certificates K038	2.604%	10/25/23	120	125
4 FHLMC Multifamily Structured Pass Through
Certificates K038	3.389%	3/25/24	400	430
4 FHLMC Multifamily Structured Pass Through
Certificates K039	2.683%	12/25/23	73	76
4 FHLMC Multifamily Structured Pass Through
Certificates K039	3.303%	7/25/24	225	241
4 FHLMC Multifamily Structured Pass Through
Certificates K040	2.768%	4/25/24	99	103
4 FHLMC Multifamily Structured Pass Through
Certificates K040	3.241%	9/25/24	275	293
4 FHLMC Multifamily Structured Pass Through
Certificates K041	3.171%	10/25/24	275	291
4 FHLMC Multifamily Structured Pass Through
Certificates K042	2.267%	6/25/24	50	51
4 FHLMC Multifamily Structured Pass Through
Certificates K042	2.670%	12/25/24	225	229
4 FHLMC Multifamily Structured Pass Through
Certificates K043	2.532%	10/25/23	50	52
4 FHLMC Multifamily Structured Pass Through
Certificates K043	3.062%	12/25/24	150	157

4 FHLMC Multifamily Structured Pass Through
Certificates K702	3.154%	2/25/18	523	547
4 FHLMC Multifamily Structured Pass Through
Certificates K706	2.323%	10/25/18	100	102
4 FHLMC Multifamily Structured Pass Through
Certificates K710	1.883%	5/25/19	25	25
4 FHLMC Multifamily Structured Pass Through
Certificates K711	1.730%	7/25/19	50	50
4 FHLMC Multifamily Structured Pass Through
Certificates K714	3.034%	10/25/20	150	158
4 FHLMC Multifamily Structured Pass Through
Certificates K716	2.413%	1/25/21	73	75
4 FHLMC Multifamily Structured Pass Through
Certificates K716	3.130%	6/25/21	275	292
4 FHLMC Multifamily Structured Pass Through
Certificates K717	2.991%	9/25/21	225	235
4 FHLMC Multifamily Structured Pass Through
Certificates_K005	3.484%	4/25/19	233	242
4 FHLMC Multifamily Structured Pass Through
Certificates_K006-A1	3.398%	7/25/19	177	186
4 FHLMC Multifamily Structured Pass Through
Certificates_K007-A1	3.342%	12/25/19	127	133
4 FHLMC Multifamily Structured Pass Through
Certificates_K009-A1	2.757%	5/25/20	233	241
4 FHLMC Multifamily Structured Pass Through
Certificates_K503	1.384%	1/25/19	170	170
4 FHLMC Multifamily Structured Pass Through
Certificates_K503	2.456%	8/25/19	325	335
4 FHLMC Multifamily Structured Pass Through
Certificates_K708-A1	1.670%	10/25/18	46	47
4 FHLMC Multifamily Structured Pass Through
Certificates_K711-A1	1.321%	12/25/18	248	249
4 FHLMC Multifamily Structures Pass Through
Certificates_FHMS-K715	2.856%	1/25/21	125	131
4 Fifth Third Auto 2014-1	0.680%	4/16/18	75	75
4 Fifth Third Auto 2014-1	1.140%	10/15/20	50	50
4 Fifth Third Auto 2014-2	0.890%	11/15/18	50	50
4 Ford Credit Auto Lease Trust 2014-A	0.680%	4/15/17	50	50
4 Ford Credit Auto Lease Trust 2014-A	1.160%	8/15/17	40	40
4 Ford Credit Auto Lease Trust 2014-B	0.890%	9/15/17	50	50
4 Ford Credit Auto Owner Trust 2012-A	1.150%	6/15/17	146	147
4 Ford Credit Auto Owner Trust 2012-B	0.720%	12/15/16	12	12
4 Ford Credit Auto Owner Trust 2013-A	0.550%	7/15/17	57	57
4 Ford Credit Auto Owner Trust 2013-B	0.570%	10/15/17	51	51
4 Ford Credit Auto Owner Trust 2013-B	0.760%	8/15/18	30	30
4 Ford Credit Auto Owner Trust 2013-C	0.820%	12/15/17	67	67
4 Ford Credit Auto Owner Trust 2013-C	1.250%	10/15/18	26	26
4 Ford Credit Auto Owner Trust 2014-B	0.900%	10/15/18	100	100
4 Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	50	50
4 Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	25	25
4 Ford Credit Floorplan Master Owner Trust A
Series 2013-5	1.500%	9/15/18	100	101
4 Ford Credit Floorplan Master Owner Trust A
Series 2014-1	1.200%	2/15/19	100	100
4 Ford Credit Floorplan Master Owner Trust A
Series 2014-4	1.400%	8/15/19	225	226

4 GE Capital Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	148	148
4 GE Commercial Mortgage Corp. Series 2006-
C1 Trust	5.271%	3/10/44	175	182
4 GE Commercial Mortgage Corp. Series 2007-
C1 Trust	5.543%	12/10/49	275	289
4 GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	150	154
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	86
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	300	319
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	175	185
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	125	127
4 GS Mortgage Securities Trust 2013-GC10	2.943%	2/10/46	92	94
4 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	36
4 GS Mortgage Securities Trust 2013-GC13	4.038%	7/10/46	20	22
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	94
GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	40
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	45	47
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	30	32
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	168
4 GS Mortgage Securities Trust 2014-GC18	3.467%	6/10/47	50	53
4 GS Mortgage Securities Trust 2014-GC18	3.862%	6/10/47	50	54
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	136
4 GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	25	27
4 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	50	52
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	75	79
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	241
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	54
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	53
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	157
4 Honda Auto Receivables 2012-4 Owner Trust	0.660%	12/18/18	125	125
4 Honda Auto Receivables 2013-1 Owner Trust	0.480%	11/21/16	68	69
4 Honda Auto Receivables 2013-1 Owner Trust	0.620%	3/21/19	109	109
4 Honda Auto Receivables 2013-2 Owner Trust	0.530%	2/16/17	30	30
4 Honda Auto Receivables 2013-2 Owner Trust	0.660%	6/17/19	38	38
4 Honda Auto Receivables 2013-4 Owner Trust	0.690%	9/18/17	50	50
4 Honda Auto Receivables 2013-4 Owner Trust	1.040%	2/18/20	50	50
4 Honda Auto Receivables 2014-1 Owner Trust	0.670%	11/21/17	73	73
4 Honda Auto Receivables 2014-1 Owner Trust	1.040%	2/21/20	36	36
4 Honda Auto Receivables 2014-2 Owner Trust	0.770%	3/19/18	50	50
4 Honda Auto Receivables 2014-3 Owner Trust	0.880%	6/15/18	100	100
4 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	50	50
4 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	100	100
4 Honda Auto Receivables 2015-1 Owner Trust	1.320%	11/16/20	75	75
4 Hyundai Auto Receivables Trust 2012-C	0.730%	6/15/18	75	75
4 Hyundai Auto Receivables Trust 2013-A	0.560%	7/17/17	42	42
4 Hyundai Auto Receivables Trust 2013-A	0.750%	9/17/18	115	115
4 Hyundai Auto Receivables Trust 2013-B	0.710%	9/15/17	87	87
4 Hyundai Auto Receivables Trust 2013-B	1.010%	2/15/19	50	50
4 Hyundai Auto Receivables Trust 2013-C	1.010%	2/15/18	240	240
4 Hyundai Auto Receivables Trust 2013-C	1.550%	3/15/19	60	61
4 Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	54	54
4 Hyundai Auto Receivables Trust 2014-B	0.900%	12/17/18	100	100
4 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	50	50
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-CIBC13	5.300%	1/12/43	50	51
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.269%	12/15/44	105	107

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2005-LDP5	5.348%	12/15/44	35	36
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CB17	5.429%	12/12/43	240	251
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC14	5.429%	12/12/44	75	77
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC16	5.593%	5/12/45	253	267
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.841%	4/15/45	65	68
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	5.841%	4/15/45	275	284
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP8	5.440%	5/15/45	115	121
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC18	5.440%	6/12/47	239	253
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.794%	2/12/51	524	560
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-CIBC20	5.878%	2/12/51	75	83
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2007-LDP11	5.775%	6/15/49	300	320
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	225	241
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	150	153
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	176	187
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	52	54
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	40
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	58	59
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	42
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.026%	7/15/45	26	28
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	40	43
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	111
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	33
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	1.233%	11/15/45	19	19
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	90	94
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	10	11
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	65	72
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	35	39

4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	127	140
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	25	28
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.810%	2/15/47	30	34
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	95	104
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	50	55
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.110%	9/15/47	50	54
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	30	32
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	25	27
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	175	189
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	85	93
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	50	55
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	75	80
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	200	215
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	50	54
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	125	130
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	175	185
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	100	103
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	110	113
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	59	61
4 LB-UBS Commercial Mortgage Trust 2006-C1	5.217%	2/15/31	120	123
4 LB-UBS Commercial Mortgage Trust 2006-C3	5.661%	3/15/39	470	483
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.372%	9/15/39	82	86
4 LB-UBS Commercial Mortgage Trust 2006-C6	5.413%	9/15/39	60	63
4 LB-UBS Commercial Mortgage Trust 2006-C7	5.378%	11/15/38	75	79
4 LB-UBS Commercial Mortgage Trust 2007-C1	5.424%	2/15/40	629	666
4 LB-UBS Commercial Mortgage Trust 2007-C2	5.430%	2/15/40	265	283

4 LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	525	574
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.147%	4/15/41	198	218
4 Mercedes-Benz Auto Lease Trust 2014-A	0.900%	12/16/19	75	75
4 Mercedes-Benz Auto Lease Trust 2015-A	1.210%	10/15/20	175	175
4 Mercedes-Benz Auto Receivables Trust 2013-
1	0.780%	8/15/17	24	24
4 Mercedes-Benz Auto Receivables Trust 2013-
1	1.130%	11/15/19	26	26
4 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	50	50
4 Merrill Lynch Mortgage Trust 2006-C1	5.659%	5/12/39	50	52
4 Merrill Lynch Mortgage Trust 2006-C1	5.659%	5/12/39	400	413
4 Merrill Lynch Mortgage Trust 2006-C2	5.782%	8/12/43	125	132
4 Merrill Lynch Mortgage Trust 2007-C1	5.837%	6/12/50	750	808
4 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	366	397
4 ML-CFC Commercial Mortgage Trust 2006-2	5.868%	6/12/46	576	597
4 ML-CFC Commercial Mortgage Trust 2006-3	5.456%	7/12/46	85	89
4 ML-CFC Commercial Mortgage Trust 2006-4	5.204%	12/12/49	50	53
4 ML-CFC Commercial Mortgage Trust 2007-5	5.378%	8/12/48	434	459
4 ML-CFC Commercial Mortgage Trust 2007-9	5.700%	9/12/49	125	135
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	100	105
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.216%	8/15/46	40	45
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.416%	8/15/46	20	22
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	100	112
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	68	70
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	14	14
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	100	104
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	1.250%	2/15/47	86	86
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	100	104
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	100	106
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	100	110
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.644%	2/15/47	100	111
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	25	26
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	100	109

4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.325%	6/15/47	50	54
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	100	105
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.446%	10/15/47	50	54
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	125	132
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	50	53
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	75	80
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	200	208
4 Morgan Stanley Capital I Trust 2005-TOP19	4.985%	6/12/47	75	75
4 Morgan Stanley Capital I Trust 2006-HQ10	5.328%	11/12/41	119	124
4 Morgan Stanley Capital I Trust 2006-HQ10	5.360%	11/12/41	200	211
4 Morgan Stanley Capital I Trust 2006-HQ8	5.462%	3/12/44	118	122
4 Morgan Stanley Capital I Trust 2006-HQ9	5.773%	7/12/44	125	132
4 Morgan Stanley Capital I Trust 2006-HQ9	5.793%	7/12/44	115	120
4 Morgan Stanley Capital I Trust 2006-IQ11	5.650%	10/15/42	20	21
4 Morgan Stanley Capital I Trust 2006-IQ11	5.650%	10/15/42	100	103
4 Morgan Stanley Capital I Trust 2006-IQ12	5.332%	12/15/43	185	194
4 Morgan Stanley Capital I Trust 2006-IQ12	5.370%	12/15/43	50	53
4 Morgan Stanley Capital I Trust 2006-TOP23	5.876%	8/12/41	50	53
4 Morgan Stanley Capital I Trust 2007-IQ14	5.686%	4/15/49	420	449
4 Morgan Stanley Capital I Trust 2007-IQ16	5.809%	12/12/49	539	583
4 Morgan Stanley Capital I Trust 2007-IQ16	6.086%	12/12/49	125	138
4 Morgan Stanley Capital I Trust 2007-TOP25	5.544%	11/12/49	100	106
4 Morgan Stanley Capital I Trust 2007-TOP27	5.654%	6/11/42	300	324
4 Morgan Stanley Capital I Trust 2007-TOP27	5.654%	6/11/42	150	163
4 Morgan Stanley Capital I Trust 2008-TOP29	6.270%	1/11/43	426	471
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	369
4 Nissan Auto Lease Trust 2014-B	1.120%	9/15/17	50	50
4 Nissan Auto Receivables 2012-B Owner Trust	0.660%	12/17/18	115	115
4 Nissan Auto Receivables 2013-A Owner Trust	0.500%	5/15/17	65	65
4 Nissan Auto Receivables 2013-A Owner Trust	0.750%	7/15/19	275	275
4 Nissan Auto Receivables 2013-B Owner Trust	0.840%	11/15/17	50	50
4 Nissan Auto Receivables 2013-B Owner Trust	1.310%	10/15/19	40	40
4 Nissan Auto Receivables 2013-C Owner Trust	0.670%	8/15/18	50	50
4 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	25	25
4 Nissan Auto Receivables 2014-A Owner Trust	0.720%	8/15/18	50	50
4 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	75	75
4 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	50	50
4 PSE&G Transition Funding LLC Series 2001-
1	6.890%	12/15/17	312	321
6 Royal Bank of Canada	3.125%	4/14/15	225	225
4 Royal Bank of Canada	1.200%	9/19/18	300	300
4 Royal Bank of Canada	2.000%	10/1/19	400	406
Royal Bank of Canada	1.875%	2/5/20	400	401
4 Santander Drive Auto Receivables Trust
2013-1	0.620%	6/15/17	20	20
4 Santander Drive Auto Receivables Trust
2013-2	0.700%	9/15/17	44	44

4 Santander Drive Auto Receivables Trust
2013-3	0.700%	10/16/17	40	40
4 Santander Drive Auto Receivables Trust
2014-2	0.800%	4/16/18	25	25
4 Santander Drive Auto Receivables Trust
2014-4	1.080%	9/17/18	50	50
4 Synchrony Credit Card Master Note Trust
2014-1	1.610%	11/15/20	100	101
4 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.532%	8/15/39	85	86
4 Toyota Auto Receivables 2012-A Owner Trust	0.990%	8/15/17	252	253
4 Toyota Auto Receivables 2013-A Owner Trust	0.550%	1/17/17	21	21
4 Toyota Auto Receivables 2013-A Owner Trust	0.690%	11/15/18	30	30
4 Toyota Auto Receivables 2014-A Owner Trust	0.670%	12/15/17	75	75
4 Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	25	25
4 Toyota Auto Receivables 2014-B Owner Trust	0.760%	3/15/18	50	50
4 Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	25	25
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	104	107
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	75	78
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	25	26
4 USAA Auto Owner Trust 2014-1	0.580%	12/15/17	50	50
4 USAA Auto Owner Trust 2014-1	0.940%	5/15/19	25	25
4 Volkswagen Auto Lease Trust 2014-A	0.800%	4/20/17	25	25
4 Volkswagen Auto Lease Trust 2014-A	0.990%	7/20/18	25	25
4 Volkswagen Auto Loan Enhanced Trust 2012-
1	1.150%	7/20/18	288	289
4 Volkswagen Auto Loan Enhanced Trust 2014-
1	0.910%	10/22/18	75	75
4 Volkswagen Auto Loan Enhanced Trust 2014-
1	1.450%	9/21/20	50	50
4 Volkswagen Auto Loan Enhanced Trust 2014-
2	0.950%	4/22/19	150	150
4 Volkswagen Auto Loan Enhanced Trust 2014-
2	1.390%	5/20/21	75	75
4 Wachovia Bank Commercial Mortgage Trust
Series 2005-C22	5.321%	12/15/44	50	51
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C25	5.715%	5/15/43	385	396
4 Wachovia Bank Commercial Mortgage Trust
Series 2006-C26	5.964%	6/15/45	34	36
4 Wachovia Bank Commercial Mortgage Trust
Series 2007-C30	5.342%	12/15/43	150	159
4 Wachovia Bank Commercial Mortgage Trust
Series 2007-C33	5.964%	2/15/51	131	139
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	70	72
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	50	52
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	75	81
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	100	104
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	75	78

4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	125	131
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	75	80
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	125	129
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	75	77
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	50	52
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	275	283
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	29	30
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	225	232
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	50	51
4 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	175	186
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	133
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	110
4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	78
4 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	140	144
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	98
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	41
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	19
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	78
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	16
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	157
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	78
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	20	22
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	111
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	22
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	50	53
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	30	33
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	30	34
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	50	56
4 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	25	26
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	25	27
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	25	28

4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	25	27
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	25	28
4 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	21	21
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	50	55
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	25	28
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	25	28
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	75	80
4 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	150	161
4 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	26	28
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	50	55
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	65	68
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	65	69
4 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	41	41
4 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	60	64
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	140	154
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	60	66
4 World Omni Auto Receivables Trust 2012-B	0.810%	1/15/19	77	77
4 World Omni Auto Receivables Trust 2013-B	0.830%	8/15/18	50	50
4 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	25	25
4 World Omni Auto Receivables Trust 2014-A	0.940%	4/15/19	50	50
4 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	50	50
4 World Omni Auto Receivables Trust 2014-B	1.140%	1/15/20	75	75
4 World Omni Automobile Lease Securitization
Trust 2013-A	1.100%	12/15/16	100	100
4 World Omni Automobile Lease Securitization
Trust 2014-A	1.160%	9/15/17	50	50

4 World Omni Automobile Lease Securitization
Trust 2014-A	1.370%	1/15/20	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $76,806)				80,058
Corporate Bonds (26.2%)
Finance (8.5%)
Banking (5.7%)
Abbey National Treasury Services plc	4.000%	4/27/16	150	155
Abbey National Treasury Services plc	1.375%	3/13/17	200	201
Abbey National Treasury Services plc	3.050%	8/23/18	150	156
Abbey National Treasury Services plc	2.350%	9/10/19	175	178
Abbey National Treasury Services plc	2.375%	3/16/20	300	302
Abbey National Treasury Services plc	4.000%	3/13/24	150	161
American Express Centurion Bank	5.950%	6/12/17	50	55
American Express Centurion Bank	6.000%	9/13/17	625	693
American Express Co.	5.500%	9/12/16	100	106
American Express Co.	6.150%	8/28/17	261	290
American Express Co.	7.000%	3/19/18	650	750
American Express Co.	3.625%	12/5/24	550	563
American Express Co.	4.050%	12/3/42	67	68
4 American Express Co.	6.800%	9/1/66	200	210
American Express Credit Corp.	2.800%	9/19/16	215	221
American Express Credit Corp.	2.375%	3/24/17	250	257
American Express Credit Corp.	2.250%	8/15/19	1,000	1,012
Associates Corp. of North America	6.950%	11/1/18	250	291
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	275	276
Australia & New Zealand Banking Group Ltd.	1.250%	1/10/17	240	241
Bank of America Corp.	3.625%	3/17/16	250	256
Bank of America Corp.	6.050%	5/16/16	225	236
Bank of America Corp.	3.750%	7/12/16	700	722
Bank of America Corp.	6.500%	8/1/16	375	400
Bank of America Corp.	5.750%	8/15/16	100	105
Bank of America Corp.	5.625%	10/14/16	650	691
Bank of America Corp.	1.350%	11/21/16	125	125
Bank of America Corp.	5.420%	3/15/17	125	133
Bank of America Corp.	5.700%	5/2/17	300	324
Bank of America Corp.	6.400%	8/28/17	400	443
Bank of America Corp.	6.000%	9/1/17	325	358
Bank of America Corp.	5.750%	12/1/17	325	357
Bank of America Corp.	2.000%	1/11/18	475	478
Bank of America Corp.	6.875%	4/25/18	1,875	2,144
Bank of America Corp.	5.650%	5/1/18	900	997
Bank of America Corp.	6.500%	7/15/18	75	85
Bank of America Corp.	2.600%	1/15/19	1,225	1,244
Bank of America Corp.	2.650%	4/1/19	400	407
Bank of America Corp.	7.625%	6/1/19	300	362
Bank of America Corp.	5.625%	7/1/20	350	402
Bank of America Corp.	5.700%	1/24/22	125	146
Bank of America Corp.	3.300%	1/11/23	650	655
Bank of America Corp.	4.100%	7/24/23	300	319
Bank of America Corp.	4.125%	1/22/24	325	346
Bank of America Corp.	4.000%	4/1/24	725	769
Bank of America Corp.	4.200%	8/26/24	475	488
Bank of America Corp.	4.000%	1/22/25	425	430
Bank of America Corp.	4.250%	10/22/26	350	360
Bank of America Corp.	6.110%	1/29/37	400	487
Bank of America Corp.	7.750%	5/14/38	270	389
Bank of America Corp.	5.875%	2/7/42	225	283

Bank of America Corp.	5.000%	1/21/44	600	687
Bank of America Corp.	4.875%	4/1/44	300	339
Bank of America NA	1.125%	11/14/16	250	250
Bank of America NA	5.300%	3/15/17	625	668
Bank of America NA	6.100%	6/15/17	500	544
Bank of Montreal	1.300%	7/15/16	375	378
Bank of Montreal	2.500%	1/11/17	350	360
Bank of Montreal	1.300%	7/14/17	100	100
Bank of Montreal	2.375%	1/25/19	150	154
Bank of Montreal	2.550%	11/6/22	150	150
Bank of New York Mellon Corp.	1.300%	1/25/18	125	125
Bank of New York Mellon Corp.	2.100%	1/15/19	250	255
Bank of New York Mellon Corp.	2.200%	5/15/19	275	279
Bank of New York Mellon Corp.	5.450%	5/15/19	200	226
Bank of New York Mellon Corp.	2.300%	9/11/19	500	508
Bank of New York Mellon Corp.	3.550%	9/23/21	300	320
Bank of New York Mellon Corp.	3.250%	9/11/24	150	155
Bank of New York Mellon Corp.	3.000%	2/24/25	250	254
Bank of Nova Scotia	1.375%	7/15/16	575	580
Bank of Nova Scotia	1.100%	12/13/16	150	151
Bank of Nova Scotia	2.550%	1/12/17	150	154
Bank of Nova Scotia	1.250%	4/11/17	170	171
Bank of Nova Scotia	1.300%	7/21/17	100	100
Bank of Nova Scotia	1.375%	12/18/17	100	100
Bank of Nova Scotia	2.050%	10/30/18	450	457
Bank of Nova Scotia	2.800%	7/21/21	150	153
Barclays Bank plc	5.000%	9/22/16	675	714
Barclays Bank plc	2.500%	2/20/19	950	969
Barclays Bank plc	3.750%	5/15/24	350	368
Barclays plc	2.000%	3/16/18	250	252
Barclays plc	2.750%	11/8/19	100	101
Barclays plc	3.650%	3/16/25	350	352
BB&T Corp.	2.150%	3/22/17	175	178
BB&T Corp.	4.900%	6/30/17	75	80
BB&T Corp.	1.450%	1/12/18	250	250
BB&T Corp.	6.850%	4/30/19	400	475
BB&T Corp.	5.250%	11/1/19	100	113
BB&T Corp.	2.450%	1/15/20	130	132
BBVA US Senior SAU	4.664%	10/9/15	400	407
Bear Stearns Cos. LLC	5.550%	1/22/17	150	160
Bear Stearns Cos. LLC	6.400%	10/2/17	400	446
Bear Stearns Cos. LLC	7.250%	2/1/18	525	605
BNP Paribas SA	1.250%	12/12/16	250	251
BNP Paribas SA	2.375%	9/14/17	350	357
BNP Paribas SA	2.700%	8/20/18	425	438
BNP Paribas SA	2.400%	12/12/18	225	230
BNP Paribas SA	2.450%	3/17/19	300	307
BNP Paribas SA	5.000%	1/15/21	475	536
BPCE SA	1.625%	2/10/17	200	202
BPCE SA	2.500%	12/10/18	175	180
BPCE SA	2.500%	7/15/19	250	255
BPCE SA	2.250%	1/27/20	125	126
BPCE SA	4.000%	4/15/24	325	345
Branch Banking & Trust Co.	5.625%	9/15/16	175	186
Branch Banking & Trust Co.	1.350%	10/1/17	100	100
Canadian Imperial Bank of Commerce	1.350%	7/18/16	100	101
Capital One Bank USA NA	1.150%	11/21/16	300	300

Capital One Bank USA NA	1.300%	6/5/17	250	248
Capital One Bank USA NA	2.150%	11/21/18	100	101
Capital One Bank USA NA	2.300%	6/5/19	400	400
Capital One Bank USA NA	8.800%	7/15/19	350	438
Capital One Bank USA NA	3.375%	2/15/23	235	238
Capital One Financial Corp.	3.150%	7/15/16	250	256
Capital One Financial Corp.	6.150%	9/1/16	125	133
Capital One Financial Corp.	5.250%	2/21/17	50	54
Capital One Financial Corp.	6.750%	9/15/17	50	56
Capital One Financial Corp.	2.450%	4/24/19	200	202
Capital One Financial Corp.	4.750%	7/15/21	50	56
Capital One Financial Corp.	3.500%	6/15/23	27	28
Capital One Financial Corp.	3.750%	4/24/24	175	182
Capital One NA	1.650%	2/5/18	400	398
Capital One NA	2.400%	9/5/19	100	100
[4,6] Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	500	614
Citigroup Inc.	1.300%	4/1/16	50	50
Citigroup Inc.	4.450%	1/10/17	300	316
Citigroup Inc.	1.550%	8/14/17	150	150
Citigroup Inc.	6.000%	8/15/17	176	193
Citigroup Inc.	6.125%	11/21/17	825	917
Citigroup Inc.	1.800%	2/5/18	225	225
Citigroup Inc.	6.125%	5/15/18	789	888
Citigroup Inc.	2.500%	9/26/18	675	688
Citigroup Inc.	2.550%	4/8/19	1,000	1,019
Citigroup Inc.	8.500%	5/22/19	300	373
Citigroup Inc.	2.400%	2/18/20	250	250
Citigroup Inc.	5.375%	8/9/20	150	171
Citigroup Inc.	4.500%	1/14/22	575	633
Citigroup Inc.	4.050%	7/30/22	300	314
Citigroup Inc.	3.375%	3/1/23	500	512
Citigroup Inc.	3.500%	5/15/23	500	499
Citigroup Inc.	3.875%	10/25/23	500	527
Citigroup Inc.	4.000%	8/5/24	200	204
Citigroup Inc.	3.875%	3/26/25	75	75
Citigroup Inc.	5.500%	9/13/25	75	85
Citigroup Inc.	6.625%	6/15/32	100	125
Citigroup Inc.	5.875%	2/22/33	275	319
Citigroup Inc.	6.125%	8/25/36	75	90
Citigroup Inc.	6.875%	3/5/38	439	606
Citigroup Inc.	8.125%	7/15/39	575	906
Citigroup Inc.	5.300%	5/6/44	875	981
Citizens Bank NA	1.600%	12/4/17	100	100
Citizens Bank NA	2.450%	12/4/19	100	101
Comerica Bank	5.750%	11/21/16	225	241
Comerica Bank	5.200%	8/22/17	75	81
Commonwealth Bank of Australia	1.400%	9/8/17	100	101
Commonwealth Bank of Australia	1.900%	9/18/17	250	254
Commonwealth Bank of Australia	1.625%	3/12/18	750	755
Commonwealth Bank of Australia	2.300%	9/6/19	100	101
Compass Bank	1.850%	9/29/17	100	101
Compass Bank	6.400%	10/1/17	75	82
Compass Bank	2.750%	9/29/19	100	101
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	250	260
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	325	327

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	500	508
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/20	750	757
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	950	1,061
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	525	565
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	125	129
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	175	189
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	100	121
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	250	310
Countrywide Financial Corp.	6.250%	5/15/16	125	131
Credit Suisse	1.375%	5/26/17	700	701
Credit Suisse	6.000%	2/15/18	100	111
Credit Suisse	2.300%	5/28/19	400	403
Credit Suisse	5.300%	8/13/19	175	198
Credit Suisse	5.400%	1/14/20	325	366
Credit Suisse	4.375%	8/5/20	435	483
Credit Suisse	3.000%	10/29/21	225	229
Credit Suisse	3.625%	9/9/24	650	670
6 Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	250	251
6 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	250	252
Deutsche Bank AG	1.400%	2/13/17	275	276
Deutsche Bank AG	1.350%	5/30/17	225	225
Deutsche Bank AG	6.000%	9/1/17	800	881
Deutsche Bank AG	1.875%	2/13/18	250	251
Deutsche Bank AG	2.500%	2/13/19	150	152
Deutsche Bank AG	3.700%	5/30/24	225	230
Deutsche Bank AG	4.500%	4/1/25	100	100
4 Deutsche Bank AG	4.296%	5/24/28	275	272
Discover Bank	3.200%	8/9/21	100	101
Discover Bank	4.200%	8/8/23	300	317
Discover Financial Services	3.850%	11/21/22	200	205
Discover Financial Services	3.950%	11/6/24	375	385
Discover Financial Services	3.750%	3/4/25	100	101
Fifth Third Bancorp	3.500%	3/15/22	125	131
Fifth Third Bancorp	4.300%	1/16/24	275	294
Fifth Third Bancorp	8.250%	3/1/38	225	340
Fifth Third Bank	0.900%	2/26/16	225	225
First Niagara Financial Group Inc.	6.750%	3/19/20	50	55
FirstMerit Bank NA	4.270%	11/25/26	150	156
FirstMerit Corp.	4.350%	2/4/23	50	53
Goldman Sachs Capital I	6.345%	2/15/34	225	282
Goldman Sachs Group Inc.	5.750%	10/1/16	250	267
Goldman Sachs Group Inc.	5.625%	1/15/17	450	481
Goldman Sachs Group Inc.	6.250%	9/1/17	475	527
Goldman Sachs Group Inc.	5.950%	1/18/18	825	918
Goldman Sachs Group Inc.	2.375%	1/22/18	450	459
Goldman Sachs Group Inc.	6.150%	4/1/18	200	225
Goldman Sachs Group Inc.	2.900%	7/19/18	575	594
Goldman Sachs Group Inc.	2.625%	1/31/19	850	868
Goldman Sachs Group Inc.	7.500%	2/15/19	75	89

Goldman Sachs Group Inc.	2.550%	10/23/19	1,200	1,217
Goldman Sachs Group Inc.	5.375%	3/15/20	475	539
Goldman Sachs Group Inc.	2.600%	4/23/20	300	302
Goldman Sachs Group Inc.	6.000%	6/15/20	180	209
Goldman Sachs Group Inc.	5.250%	7/27/21	475	539
Goldman Sachs Group Inc.	5.750%	1/24/22	1,175	1,370
Goldman Sachs Group Inc.	3.625%	1/22/23	375	386
Goldman Sachs Group Inc.	4.000%	3/3/24	575	608
Goldman Sachs Group Inc.	3.850%	7/8/24	175	183
Goldman Sachs Group Inc.	3.500%	1/23/25	400	406
Goldman Sachs Group Inc.	5.950%	1/15/27	400	467
Goldman Sachs Group Inc.	6.125%	2/15/33	125	159
Goldman Sachs Group Inc.	6.450%	5/1/36	225	282
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,280
Goldman Sachs Group Inc.	6.250%	2/1/41	675	881
Goldman Sachs Group Inc.	4.800%	7/8/44	250	278
HSBC Bank USA NA	4.875%	8/24/20	250	279
HSBC Bank USA NA	5.625%	8/15/35	250	309
HSBC Holdings plc	5.100%	4/5/21	625	712
HSBC Holdings plc	4.875%	1/14/22	225	253
HSBC Holdings plc	4.000%	3/30/22	225	242
HSBC Holdings plc	4.250%	3/14/24	250	262
HSBC Holdings plc	7.625%	5/17/32	100	136
HSBC Holdings plc	7.350%	11/27/32	100	134
HSBC Holdings plc	6.500%	5/2/36	500	640
HSBC Holdings plc	6.500%	9/15/37	450	573
HSBC Holdings plc	6.800%	6/1/38	300	395
HSBC Holdings plc	5.250%	3/14/44	250	286
HSBC USA Inc.	1.500%	11/13/17	375	375
HSBC USA Inc.	1.625%	1/16/18	455	455
HSBC USA Inc.	2.625%	9/24/18	50	51
HSBC USA Inc.	2.375%	11/13/19	300	302
HSBC USA Inc.	2.350%	3/5/20	375	377
HSBC USA Inc.	3.500%	6/23/24	100	104
Huntington Bancshares Inc.	2.600%	8/2/18	50	51
Huntington Bancshares Inc.	7.000%	12/15/20	25	30
Huntington National Bank	1.300%	11/20/16	100	100
Huntington National Bank	1.375%	4/24/17	200	200
Huntington National Bank	2.400%	4/1/20	150	151
Intesa Sanpaolo SPA	2.375%	1/13/17	175	177
Intesa Sanpaolo SPA	3.875%	1/16/18	200	210
Intesa Sanpaolo SPA	3.875%	1/15/19	185	195
Intesa Sanpaolo SPA	5.250%	1/12/24	225	253
JPMorgan Chase & Co.	3.150%	7/5/16	525	539
JPMorgan Chase & Co.	6.125%	6/27/17	75	82
JPMorgan Chase & Co.	2.000%	8/15/17	325	330
JPMorgan Chase & Co.	6.000%	1/15/18	1,075	1,201
JPMorgan Chase & Co.	1.800%	1/25/18	300	302
JPMorgan Chase & Co.	1.700%	3/1/18	450	452
JPMorgan Chase & Co.	1.625%	5/15/18	775	773
JPMorgan Chase & Co.	6.300%	4/23/19	825	959
JPMorgan Chase & Co.	2.200%	10/22/19	900	900
JPMorgan Chase & Co.	2.250%	1/23/20	150	150
JPMorgan Chase & Co.	4.400%	7/22/20	575	632
JPMorgan Chase & Co.	4.250%	10/15/20	250	272
JPMorgan Chase & Co.	4.625%	5/10/21	250	278
JPMorgan Chase & Co.	4.350%	8/15/21	205	225

JPMorgan Chase & Co.	4.500%	1/24/22	25	28
JPMorgan Chase & Co.	3.250%	9/23/22	750	767
JPMorgan Chase & Co.	3.200%	1/25/23	750	762
JPMorgan Chase & Co.	3.375%	5/1/23	300	302
JPMorgan Chase & Co.	3.875%	9/10/24	500	513
JPMorgan Chase & Co.	3.125%	1/23/25	500	500
JPMorgan Chase & Co.	4.125%	12/15/26	450	465
JPMorgan Chase & Co.	6.400%	5/15/38	950	1,278
JPMorgan Chase & Co.	5.500%	10/15/40	250	302
JPMorgan Chase & Co.	5.600%	7/15/41	450	555
JPMorgan Chase & Co.	5.400%	1/6/42	150	180
JPMorgan Chase & Co.	5.625%	8/16/43	300	357
JPMorgan Chase & Co.	4.850%	2/1/44	175	200
JPMorgan Chase Bank NA	5.875%	6/13/16	25	26
JPMorgan Chase Bank NA	6.000%	10/1/17	1,075	1,191
KeyBank NA	5.450%	3/3/16	150	156
KeyBank NA	1.650%	2/1/18	75	75
KeyBank NA	2.500%	12/15/19	100	102
KeyBank NA	2.250%	3/16/20	250	251
KeyCorp	2.300%	12/13/18	125	127
KeyCorp	5.100%	3/24/21	25	28
Lloyds Bank plc	4.200%	3/28/17	75	79
Lloyds Bank plc	2.300%	11/27/18	225	229
Lloyds Bank plc	2.350%	9/5/19	425	430
Lloyds Bank plc	2.400%	3/17/20	50	50
Lloyds Bank plc	6.375%	1/21/21	175	212
Manufacturers & Traders Trust Co.	6.625%	12/4/17	200	226
Manufacturers & Traders Trust Co.	2.300%	1/30/19	550	559
Manufacturers & Traders Trust Co.	2.250%	7/25/19	100	101
Manufacturers & Traders Trust Co.	2.100%	2/6/20	175	175
4 Manufacturers & Traders Trust Co.	5.585%	12/28/20	150	154
Manufacturers & Traders Trust Co.	2.900%	2/6/25	425	421
Morgan Stanley	3.800%	4/29/16	575	592
Morgan Stanley	5.750%	10/18/16	375	400
Morgan Stanley	5.450%	1/9/17	575	615
Morgan Stanley	4.750%	3/22/17	255	271
Morgan Stanley	5.550%	4/27/17	50	54
Morgan Stanley	5.950%	12/28/17	375	414
Morgan Stanley	1.875%	1/5/18	400	402
Morgan Stanley	6.625%	4/1/18	450	512
Morgan Stanley	2.125%	4/25/18	425	429
Morgan Stanley	2.500%	1/24/19	150	153
Morgan Stanley	7.300%	5/13/19	525	628
Morgan Stanley	2.375%	7/23/19	400	403
Morgan Stanley	5.625%	9/23/19	800	911
Morgan Stanley	5.500%	1/26/20	275	312
Morgan Stanley	2.650%	1/27/20	250	254
Morgan Stanley	5.500%	7/24/20	175	200
Morgan Stanley	5.750%	1/25/21	250	291
Morgan Stanley	5.500%	7/28/21	75	87
Morgan Stanley	4.875%	11/1/22	425	464
Morgan Stanley	3.750%	2/25/23	675	708
Morgan Stanley	4.100%	5/22/23	350	364
Morgan Stanley	3.875%	4/29/24	525	551
Morgan Stanley	3.700%	10/23/24	650	676
Morgan Stanley	5.000%	11/24/25	300	329
Morgan Stanley	6.250%	8/9/26	450	560

Morgan Stanley	4.350%	9/8/26	225	235
Morgan Stanley	7.250%	4/1/32	150	207
Morgan Stanley	6.375%	7/24/42	325	432
Morgan Stanley	4.300%	1/27/45	500	518
MUFG Americas Holdings Corp.	1.625%	2/9/18	200	200
MUFG Americas Holdings Corp.	2.250%	2/10/20	200	200
MUFG Americas Holdings Corp.	3.500%	6/18/22	175	183
MUFG Americas Holdings Corp.	3.000%	2/10/25	100	98
MUFG Union Bank NA	5.950%	5/11/16	100	105
MUFG Union Bank NA	2.125%	6/16/17	50	51
MUFG Union Bank NA	2.625%	9/26/18	125	128
MUFG Union Bank NA	2.250%	5/6/19	300	304
Murray Street Investment Trust I	4.647%	3/9/17	275	292
National Australia Bank Ltd.	2.750%	3/9/17	175	181
National Australia Bank Ltd.	2.300%	7/25/18	175	179
National Australia Bank Ltd.	3.000%	1/20/23	250	255
National Bank of Canada	1.450%	11/7/17	100	100
National City Corp.	6.875%	5/15/19	100	118
Northern Trust Corp.	3.450%	11/4/20	100	107
Northern Trust Corp.	3.375%	8/23/21	100	107
Northern Trust Corp.	3.950%	10/30/25	150	161
People's United Bank	4.000%	7/15/24	100	103
People's United Financial Inc.	3.650%	12/6/22	100	102
PNC Bank NA	4.875%	9/21/17	775	837
PNC Bank NA	6.000%	12/7/17	100	111
PNC Bank NA	1.500%	2/23/18	100	100
PNC Bank NA	2.250%	7/2/19	600	607
PNC Bank NA	2.400%	10/18/19	75	76
PNC Bank NA	3.300%	10/30/24	200	208
PNC Bank NA	2.950%	2/23/25	150	150
PNC Financial Services Group Inc.	3.900%	4/29/24	625	654
PNC Funding Corp.	5.625%	2/1/17	75	80
PNC Funding Corp.	6.700%	6/10/19	25	30
PNC Funding Corp.	5.125%	2/8/20	150	171
PNC Funding Corp.	4.375%	8/11/20	475	528
PNC Funding Corp.	3.300%	3/8/22	500	524
Regions Bank	6.450%	6/26/37	250	316
Regions Financial Corp.	2.000%	5/15/18	285	284
Royal Bank of Canada	2.625%	12/15/15	625	634
Royal Bank of Canada	2.875%	4/19/16	150	154
Royal Bank of Canada	1.200%	1/23/17	225	227
Royal Bank of Canada	1.250%	6/16/17	150	150
Royal Bank of Canada	1.400%	10/13/17	200	201
Royal Bank of Canada	2.200%	7/27/18	375	383
Royal Bank of Canada	2.200%	9/23/19	225	229
Royal Bank of Scotland Group plc	1.875%	3/31/17	100	100
Royal Bank of Scotland Group plc	6.400%	10/21/19	450	521
Royal Bank of Scotland plc	5.625%	8/24/20	150	174
Royal Bank of Scotland plc	6.125%	1/11/21	200	239
Santander Bank NA	2.000%	1/12/18	250	251
Santander Bank NA	8.750%	5/30/18	75	88
Santander Holdings USA Inc.	3.450%	8/27/18	50	52
Societe Generale SA	2.750%	10/12/17	225	232
Societe Generale SA	2.625%	10/1/18	125	128
State Street Corp.	4.956%	3/15/18	275	297
State Street Corp.	1.350%	5/15/18	275	274
State Street Corp.	3.100%	5/15/23	150	151

State Street Corp.	3.700%	11/20/23	83	89
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	475	478
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	150	153
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	250	251
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	256
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	108
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	271
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	258
SunTrust Bank	7.250%	3/15/18	75	87
SunTrust Banks Inc.	3.600%	4/15/16	75	77
SunTrust Banks Inc.	3.500%	1/20/17	350	364
SunTrust Banks Inc.	6.000%	9/11/17	50	55
SunTrust Banks Inc.	2.350%	11/1/18	25	25
SunTrust Banks Inc.	2.500%	5/1/19	300	305
SVB Financial Group	3.500%	1/29/25	100	99
Svenska Handelsbanken AB	2.875%	4/4/17	475	491
Svenska Handelsbanken AB	2.500%	1/25/19	225	231
Svenska Handelsbanken AB	2.250%	6/17/19	225	228
Synchrony Financial	2.700%	2/3/20	425	426
Synchrony Financial	4.250%	8/15/24	250	261
Toronto-Dominion Bank	2.500%	7/14/16	120	123
Toronto-Dominion Bank	2.375%	10/19/16	250	257
Toronto-Dominion Bank	1.125%	5/2/17	150	150
Toronto-Dominion Bank	1.625%	3/13/18	750	756
Toronto-Dominion Bank	1.400%	4/30/18	250	250
Toronto-Dominion Bank	2.625%	9/10/18	300	312
Toronto-Dominion Bank	2.125%	7/2/19	100	101
Toronto-Dominion Bank	2.250%	11/5/19	500	509
UBS AG	7.375%	6/15/17	200	222
UBS AG	5.875%	12/20/17	425	472
UBS AG	5.750%	4/25/18	575	644
UBS AG	2.375%	8/14/19	400	403
UBS AG	4.875%	8/4/20	300	340
US Bancorp	1.950%	11/15/18	325	330
US Bancorp	2.200%	4/25/19	100	102
US Bancorp	4.125%	5/24/21	250	277
US Bancorp	3.000%	3/15/22	125	129
US Bancorp	2.950%	7/15/22	400	408
US Bancorp	3.600%	9/11/24	50	52
US Bank NA	1.375%	9/11/17	175	176
US Bank NA	2.125%	10/28/19	1,000	1,010
US Bank NA/Cincinnati OH	2.800%	1/27/25	500	498
Vesey Street Investment Trust I	4.404%	9/1/16	25	26
Wachovia Bank NA	6.000%	11/15/17	200	223
Wachovia Bank NA	5.850%	2/1/37	300	387
Wachovia Corp.	5.625%	10/15/16	125	134
Wachovia Corp.	5.750%	6/15/17	425	467
Wachovia Corp.	5.750%	2/1/18	300	335
Wachovia Corp.	6.605%	10/1/25	500	614
Wells Fargo & Co.	3.676%	6/15/16	50	52
Wells Fargo & Co.	2.625%	12/15/16	350	360
Wells Fargo & Co.	2.100%	5/8/17	150	153
Wells Fargo & Co.	1.150%	6/2/17	400	400
Wells Fargo & Co.	1.400%	9/8/17	675	678
Wells Fargo & Co.	5.625%	12/11/17	575	639
Wells Fargo & Co.	1.500%	1/16/18	25	25
Wells Fargo & Co.	2.150%	1/15/19	250	254

Wells Fargo & Co.	2.125%	4/22/19	500	506
Wells Fargo & Co.	4.600%	4/1/21	1,325	1,487
Wells Fargo & Co.	3.500%	3/8/22	450	476
Wells Fargo & Co.	3.300%	9/9/24	400	413
Wells Fargo & Co.	3.000%	2/19/25	100	100
Wells Fargo & Co.	4.100%	6/3/26	500	525
Wells Fargo & Co.	5.375%	2/7/35	200	244
Wells Fargo & Co.	5.375%	11/2/43	300	354
Wells Fargo & Co.	5.606%	1/15/44	600	726
Wells Fargo & Co.	4.650%	11/4/44	325	345
Wells Fargo Bank NA	5.750%	5/16/16	125	132
Wells Fargo Bank NA	5.950%	8/26/36	200	262
Wells Fargo Bank NA	6.600%	1/15/38	225	317
Westpac Banking Corp.	1.200%	5/19/17	600	601
Westpac Banking Corp.	1.500%	12/1/17	200	201
Westpac Banking Corp.	1.600%	1/12/18	200	201
Westpac Banking Corp.	2.250%	7/30/18	325	332
Westpac Banking Corp.	2.250%	1/17/19	225	229
Westpac Banking Corp.	4.875%	11/19/19	250	281

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	100	107
Affiliated Managers Group Inc.	3.500%	8/1/25	250	249
Ameriprise Financial Inc.	5.300%	3/15/20	125	144
Ameriprise Financial Inc.	4.000%	10/15/23	125	135
Ameriprise Financial Inc.	3.700%	10/15/24	100	105
4 Ameriprise Financial Inc.	7.518%	6/1/66	50	52
BGC Partners Inc.	5.375%	12/9/19	50	51
BlackRock Inc.	6.250%	9/15/17	100	112
BlackRock Inc.	5.000%	12/10/19	160	182
BlackRock Inc.	4.250%	5/24/21	125	140
BlackRock Inc.	3.375%	6/1/22	125	131
BlackRock Inc.	3.500%	3/18/24	225	237
Brookfield Asset Management Inc.	4.000%	1/15/25	150	151
Brookfield Asset Management Inc.	7.375%	3/1/33	50	64
Charles Schwab Corp.	3.225%	9/1/22	300	310
CME Group Inc.	3.000%	9/15/22	125	129
CME Group Inc.	3.000%	3/15/25	125	126
CME Group Inc.	5.300%	9/15/43	125	155
Eaton Vance Corp.	3.625%	6/15/23	50	51
Franklin Resources Inc.	1.375%	9/15/17	50	50
Franklin Resources Inc.	4.625%	5/20/20	50	56
Franklin Resources Inc.	2.800%	9/15/22	225	229
Intercontinental Exchange Inc.	2.500%	10/15/18	25	26
Intercontinental Exchange Inc.	4.000%	10/15/23	125	135
Invesco Finance plc	3.125%	11/30/22	175	177
Invesco Finance plc	4.000%	1/30/24	100	107
Invesco Finance plc	5.375%	11/30/43	75	92
Jefferies Group LLC	5.125%	4/13/18	150	158
Jefferies Group LLC	8.500%	7/15/19	25	30
Jefferies Group LLC	6.875%	4/15/21	280	318
Jefferies Group LLC	5.125%	1/20/23	100	103
Jefferies Group LLC	6.450%	6/8/27	75	81
Jefferies Group LLC	6.250%	1/15/36	100	100
Jefferies Group LLC	6.500%	1/20/43	150	149
Lazard Group LLC	6.850%	6/15/17	17	19
Lazard Group LLC	3.750%	2/13/25	50	49

Legg Mason Inc.	2.700%	7/15/19	50	51
Legg Mason Inc.	5.625%	1/15/44	100	118
Leucadia National Corp.	5.500%	10/18/23	150	154
Leucadia National Corp.	6.625%	10/23/43	50	50
NASDAQ OMX Group Inc.	5.550%	1/15/20	175	197
NASDAQ OMX Group Inc.	4.250%	6/1/24	75	79
Nomura Holdings Inc.	2.000%	9/13/16	250	253
Nomura Holdings Inc.	2.750%	3/19/19	250	255
Nomura Holdings Inc.	6.700%	3/4/20	200	239
Raymond James Financial Inc.	4.250%	4/15/16	50	51
Stifel Financial Corp.	4.250%	7/18/24	50	51
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	58
TD Ameritrade Holding Corp.	2.950%	4/1/22	150	152
TD Ameritrade Holding Corp.	3.625%	4/1/25	100	105

Finance Companies (0.6%)
Air Lease Corp.	5.625%	4/1/17	175	187
Air Lease Corp.	2.125%	1/15/18	75	75
Air Lease Corp.	3.375%	1/15/19	125	128
Air Lease Corp.	4.750%	3/1/20	75	80
Air Lease Corp.	3.875%	4/1/21	75	77
Air Lease Corp.	3.750%	2/1/22	475	483
Air Lease Corp.	4.250%	9/15/24	75	77
Ares Capital Corp.	4.875%	11/30/18	125	132
Ares Capital Corp.	3.875%	1/15/20	100	102
Block Financial LLC	5.500%	11/1/22	75	83
FS Investment Corp.	4.000%	7/15/19	75	76
GATX Corp.	3.500%	7/15/16	50	51
GATX Corp.	1.250%	3/4/17	50	50
GATX Corp.	2.375%	7/30/18	40	41
GATX Corp.	2.500%	7/30/19	50	50
GATX Corp.	4.750%	6/15/22	100	111
GATX Corp.	3.250%	3/30/25	125	124
GATX Corp.	4.500%	3/30/45	50	51
4 GE Capital Trust I	6.375%	11/15/67	130	140
General Electric Capital Corp.	2.950%	5/9/16	250	256
General Electric Capital Corp.	1.500%	7/12/16	200	202
General Electric Capital Corp.	3.350%	10/17/16	200	208
General Electric Capital Corp.	5.400%	2/15/17	240	260
General Electric Capital Corp.	2.300%	4/27/17	325	334
General Electric Capital Corp.	1.250%	5/15/17	150	151
General Electric Capital Corp.	5.625%	9/15/17	485	536
General Electric Capital Corp.	1.600%	11/20/17	175	177
General Electric Capital Corp.	1.625%	4/2/18	250	252
General Electric Capital Corp.	5.625%	5/1/18	640	718
General Electric Capital Corp.	2.300%	1/14/19	150	154
General Electric Capital Corp.	6.000%	8/7/19	325	379
General Electric Capital Corp.	2.100%	12/11/19	25	25
General Electric Capital Corp.	5.500%	1/8/20	475	549
General Electric Capital Corp.	2.200%	1/9/20	675	681
General Electric Capital Corp.	5.550%	5/4/20	275	320
General Electric Capital Corp.	4.375%	9/16/20	445	493
General Electric Capital Corp.	4.625%	1/7/21	350	395
General Electric Capital Corp.	5.300%	2/11/21	600	692
General Electric Capital Corp.	4.650%	10/17/21	775	877
General Electric Capital Corp.	3.150%	9/7/22	350	362
General Electric Capital Corp.	3.100%	1/9/23	400	410

General Electric Capital Corp.	3.450%	5/15/24	160	168
General Electric Capital Corp.	6.750%	3/15/32	800	1,108
General Electric Capital Corp.	6.150%	8/7/37	475	630
General Electric Capital Corp.	5.875%	1/14/38	925	1,196
General Electric Capital Corp.	6.875%	1/10/39	650	936
4 General Electric Capital Corp.	6.375%	11/15/67	280	303
HSBC Finance Corp.	6.676%	1/15/21	465	550
6 International Lease Finance Corp.	6.750%	9/1/16	200	212
6 International Lease Finance Corp.	7.125%	9/1/18	200	226
Prospect Capital Corp.	5.000%	7/15/19	50	52
Prospect Capital Corp.	5.875%	3/15/23	40	41

Insurance (1.3%)
ACE Capital Trust II	9.700%	4/1/30	50	75
ACE INA Holdings Inc.	5.700%	2/15/17	100	109
ACE INA Holdings Inc.	5.800%	3/15/18	25	28
ACE INA Holdings Inc.	5.900%	6/15/19	25	29
ACE INA Holdings Inc.	2.700%	3/13/23	125	124
ACE INA Holdings Inc.	3.350%	5/15/24	100	104
ACE INA Holdings Inc.	3.150%	3/15/25	250	255
ACE INA Holdings Inc.	4.150%	3/13/43	100	108
AEGON Funding Co. LLC	5.750%	12/15/20	331	384
Aetna Inc.	1.500%	11/15/17	75	75
Aetna Inc.	2.750%	11/15/22	200	201
Aetna Inc.	3.500%	11/15/24	275	287
Aetna Inc.	6.625%	6/15/36	250	338
Aetna Inc.	6.750%	12/15/37	100	139
Aetna Inc.	4.500%	5/15/42	75	83
Aetna Inc.	4.125%	11/15/42	75	79
Aflac Inc.	2.650%	2/15/17	125	129
Aflac Inc.	2.400%	3/16/20	250	253
Aflac Inc.	4.000%	2/15/22	50	54
Aflac Inc.	3.625%	6/15/23	125	131
Aflac Inc.	3.625%	11/15/24	250	261
Aflac Inc.	6.900%	12/17/39	25	35
Alleghany Corp.	5.625%	9/15/20	100	112
Alleghany Corp.	4.900%	9/15/44	100	105
Allied World Assurance Co. Ltd.	7.500%	8/1/16	75	81
Allstate Corp.	5.550%	5/9/35	75	95
Allstate Corp.	4.500%	6/15/43	50	57
4 Allstate Corp.	5.750%	8/15/53	75	82
4 Allstate Corp.	6.125%	5/15/67	125	132
4 Allstate Corp.	6.500%	5/15/67	100	116
Alterra Finance LLC	6.250%	9/30/20	55	65
American Financial Group Inc.	9.875%	6/15/19	50	64
American International Group Inc.	5.600%	10/18/16	325	347
American International Group Inc.	5.850%	1/16/18	125	140
American International Group Inc.	3.375%	8/15/20	125	132
American International Group Inc.	6.400%	12/15/20	385	467
American International Group Inc.	4.875%	6/1/22	100	114
American International Group Inc.	4.125%	2/15/24	300	324
American International Group Inc.	3.875%	1/15/35	500	502
American International Group Inc.	6.250%	5/1/36	475	619
American International Group Inc.	4.500%	7/16/44	325	349
4 American International Group Inc.	8.175%	5/15/68	200	285
4 American International Group Inc.	6.250%	3/15/87	125	141
Anthem Inc.	1.250%	9/10/15	100	100

Anthem Inc.	5.875%	6/15/17	25	27
Anthem Inc.	1.875%	1/15/18	125	126
Anthem Inc.	3.125%	5/15/22	75	76
Anthem Inc.	3.300%	1/15/23	125	127
Anthem Inc.	5.950%	12/15/34	425	539
Anthem Inc.	5.850%	1/15/36	225	274
Anthem Inc.	6.375%	6/15/37	50	65
Anthem Inc.	4.625%	5/15/42	175	189
Anthem Inc.	5.100%	1/15/44	100	115
Anthem Inc.	4.650%	8/15/44	100	110
Anthem Inc.	4.850%	8/15/54	200	221
Aon Corp.	5.000%	9/30/20	200	226
Aon Corp.	8.205%	1/1/27	25	33
Aon Corp.	6.250%	9/30/40	100	132
Aon plc	3.500%	6/14/24	100	103
Aon plc	4.450%	5/24/43	50	52
Aon plc	4.600%	6/14/44	175	188
Arch Capital Group Ltd.	7.350%	5/1/34	75	105
Arch Capital Group US Inc.	5.144%	11/1/43	50	57
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	300	339
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	225	237
Assurant Inc.	4.000%	3/15/23	100	104
Assurant Inc.	6.750%	2/15/34	50	64
AXA SA	8.600%	12/15/30	375	521
Axis Specialty Finance LLC	5.875%	6/1/20	75	86
AXIS Specialty Finance plc	5.150%	4/1/45	25	28
Berkshire Hathaway Finance Corp.	2.450%	12/15/15	25	25
Berkshire Hathaway Finance Corp.	1.600%	5/15/17	150	152
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	550	618
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	50	51
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	50	53
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	139
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	156
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	100
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	150	167
Berkshire Hathaway Inc.	2.200%	8/15/16	525	537
Berkshire Hathaway Inc.	3.000%	2/11/23	225	234
Berkshire Hathaway Inc.	4.500%	2/11/43	150	169
Brown & Brown Inc.	4.200%	9/15/24	100	103
Chubb Corp.	5.750%	5/15/18	50	57
Chubb Corp.	6.000%	5/11/37	125	168
Chubb Corp.	6.500%	5/15/38	50	71
4 Chubb Corp.	6.375%	3/29/67	325	345
Cigna Corp.	2.750%	11/15/16	175	180
Cigna Corp.	5.125%	6/15/20	150	171
Cigna Corp.	4.375%	12/15/20	75	82
Cigna Corp.	4.000%	2/15/22	75	82
Cigna Corp.	7.875%	5/15/27	50	71
Cigna Corp.	6.150%	11/15/36	275	358
Cigna Corp.	5.875%	3/15/41	50	65
Cigna Corp.	5.375%	2/15/42	75	93
Cincinnati Financial Corp.	6.125%	11/1/34	150	184
CNA Financial Corp.	6.500%	8/15/16	175	187
CNA Financial Corp.	7.350%	11/15/19	25	30
CNA Financial Corp.	5.875%	8/15/20	75	87
CNA Financial Corp.	5.750%	8/15/21	75	87
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	95

Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	105
First American Financial Corp.	4.300%	2/1/23	300	300
First American Financial Corp.	4.600%	11/15/24	100	104
Hartford Financial Services Group Inc.	5.500%	10/15/16	125	133
Hartford Financial Services Group Inc.	5.375%	3/15/17	100	108
Hartford Financial Services Group Inc.	4.000%	10/15/17	50	53
Hartford Financial Services Group Inc.	6.300%	3/15/18	134	151
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	28
Hartford Financial Services Group Inc.	5.125%	4/15/22	25	29
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	63
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	185
HCC Insurance Holdings Inc.	6.300%	11/15/19	100	116
Humana Inc.	7.200%	6/15/18	200	232
Humana Inc.	3.850%	10/1/24	150	158
Humana Inc.	8.150%	6/15/38	175	261
Humana Inc.	4.950%	10/1/44	100	110
Infinity Property & Casualty Corp.	5.000%	9/19/22	50	54
Kemper Corp.	4.350%	2/15/25	125	128
Lincoln National Corp.	8.750%	7/1/19	75	95
Lincoln National Corp.	6.250%	2/15/20	25	29
Lincoln National Corp.	4.200%	3/15/22	175	189
Lincoln National Corp.	6.150%	4/7/36	150	187
Lincoln National Corp.	7.000%	6/15/40	100	140
4 Lincoln National Corp.	7.000%	5/17/66	200	193
Loews Corp.	2.625%	5/15/23	75	73
Loews Corp.	6.000%	2/1/35	50	62
Loews Corp.	4.125%	5/15/43	175	173
Manulife Financial Corp.	4.900%	9/17/20	275	307
Markel Corp.	7.125%	9/30/19	50	60
Markel Corp.	4.900%	7/1/22	125	138
Markel Corp.	5.000%	3/30/43	50	55
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	504
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	332
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	103
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	103
MetLife Inc.	1.756%	12/15/17	100	101
MetLife Inc.	1.903%	12/15/17	90	91
MetLife Inc.	6.817%	8/15/18	25	29
MetLife Inc.	7.717%	2/15/19	50	61
MetLife Inc.	4.750%	2/8/21	700	793
MetLife Inc.	3.048%	12/15/22	100	103
MetLife Inc.	3.600%	4/10/24	375	396
MetLife Inc.	3.000%	3/1/25	250	250
MetLife Inc.	6.500%	12/15/32	175	236
MetLife Inc.	6.375%	6/15/34	100	135
MetLife Inc.	5.700%	6/15/35	200	254
MetLife Inc.	5.875%	2/6/41	25	33
MetLife Inc.	4.875%	11/13/43	250	288
MetLife Inc.	4.721%	12/15/44	63	71
4 MetLife Inc.	6.400%	12/15/66	200	236
Old Republic International Corp.	4.875%	10/1/24	125	134
OneBeacon US Holdings Inc.	4.600%	11/9/22	50	53
PartnerRe Finance B LLC	5.500%	6/1/20	100	114
Primerica Inc.	4.750%	7/15/22	25	28
Principal Financial Group Inc.	1.850%	11/15/17	25	25
Principal Financial Group Inc.	3.300%	9/15/22	200	204
Principal Financial Group Inc.	3.125%	5/15/23	100	100

Principal Financial Group Inc.	6.050%	10/15/36	100	128
Principal Financial Group Inc.	4.625%	9/15/42	50	54
Principal Financial Group Inc.	4.350%	5/15/43	50	52
ProAssurance Corp.	5.300%	11/15/23	50	55
Progressive Corp.	3.750%	8/23/21	75	82
Progressive Corp.	6.625%	3/1/29	125	170
Progressive Corp.	4.350%	4/25/44	50	55
4 Progressive Corp.	6.700%	6/15/67	125	132
Protective Life Corp.	8.450%	10/15/39	25	38
Prudential Financial Inc.	5.500%	3/15/16	65	68
Prudential Financial Inc.	6.000%	12/1/17	250	279
Prudential Financial Inc.	2.300%	8/15/18	25	26
Prudential Financial Inc.	5.375%	6/21/20	425	489
Prudential Financial Inc.	5.750%	7/15/33	50	60
Prudential Financial Inc.	5.400%	6/13/35	100	116
Prudential Financial Inc.	5.900%	3/17/36	375	463
Prudential Financial Inc.	6.625%	6/21/40	400	536
4 Prudential Financial Inc.	5.875%	9/15/42	100	108
4 Prudential Financial Inc.	5.625%	6/15/43	375	399
Prudential Financial Inc.	5.100%	8/15/43	50	56
Reinsurance Group of America Inc.	4.700%	9/15/23	125	137
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	50	64
Torchmark Corp.	6.375%	6/15/16	100	106
Transatlantic Holdings Inc.	8.000%	11/30/39	175	248
Travelers Cos. Inc.	5.750%	12/15/17	250	280
Travelers Cos. Inc.	5.900%	6/2/19	650	756
Travelers Cos. Inc.	3.900%	11/1/20	125	136
Travelers Cos. Inc.	6.250%	6/15/37	150	206
Trinity Acquisition plc	4.625%	8/15/23	175	185
Trinity Acquisition plc	6.125%	8/15/43	75	88
UnitedHealth Group Inc.	6.000%	6/15/17	150	166
UnitedHealth Group Inc.	1.400%	10/15/17	100	101
UnitedHealth Group Inc.	6.000%	2/15/18	400	453
UnitedHealth Group Inc.	1.625%	3/15/19	275	275
UnitedHealth Group Inc.	2.300%	12/15/19	125	128
UnitedHealth Group Inc.	3.375%	11/15/21	100	107
UnitedHealth Group Inc.	2.875%	12/15/21	125	128
UnitedHealth Group Inc.	2.750%	2/15/23	175	177
UnitedHealth Group Inc.	6.500%	6/15/37	50	70
UnitedHealth Group Inc.	6.625%	11/15/37	125	178
UnitedHealth Group Inc.	6.875%	2/15/38	320	461
UnitedHealth Group Inc.	4.625%	11/15/41	75	86
UnitedHealth Group Inc.	4.375%	3/15/42	50	55
UnitedHealth Group Inc.	3.950%	10/15/42	175	180
UnitedHealth Group Inc.	4.250%	3/15/43	175	189
Unum Group	7.125%	9/30/16	100	108
Unum Group	5.625%	9/15/20	50	57
Unum Group	5.750%	8/15/42	25	30
Validus Holdings Ltd.	8.875%	1/26/40	75	104
Voya Financial Inc.	2.900%	2/15/18	75	77
Voya Financial Inc.	5.500%	7/15/22	25	29
Voya Financial Inc.	5.700%	7/15/43	100	123
WR Berkley Corp.	5.375%	9/15/20	25	28
XLIT Ltd.	5.750%	10/1/21	105	123
XLIT Ltd.	4.450%	3/31/25	100	100
XLIT Ltd.	6.250%	5/15/27	125	156
XLIT Ltd.	5.500%	3/31/45	100	99

4 XLIT Ltd.	6.500%	10/29/49	200	177

Other Finance (0.0%)
Apollo Investment Corp.	5.250%	3/3/25	50	50
XTRA Finance Corp.	5.150%	4/1/17	375	403

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	100	100
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	133
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	106
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	100	104
AvalonBay Communities Inc.	5.750%	9/15/16	50	53
AvalonBay Communities Inc.	2.850%	3/15/23	25	25
AvalonBay Communities Inc.	4.200%	12/15/23	75	81
BioMed Realty LP	3.850%	4/15/16	125	128
BioMed Realty LP	2.625%	5/1/19	100	101
BioMed Realty LP	4.250%	7/15/22	50	52
Boston Properties LP	5.625%	11/15/20	225	262
Boston Properties LP	4.125%	5/15/21	75	81
Boston Properties LP	3.850%	2/1/23	225	238
Boston Properties LP	3.125%	9/1/23	275	277
Brandywine Operating Partnership LP	4.950%	4/15/18	250	269
Brandywine Operating Partnership LP	4.100%	10/1/24	100	102
Brandywine Operating Partnership LP	4.550%	10/1/29	100	104
Brixmor Operating Partnership LP	3.850%	2/1/25	650	651
Camden Property Trust	2.950%	12/15/22	125	122
Camden Property Trust	4.250%	1/15/24	300	320
CBL & Associates LP	5.250%	12/1/23	100	107
CBL & Associates LP	4.600%	10/15/24	100	102
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	250	257
Corporate Office Properties LP	3.600%	5/15/23	150	146
CubeSmart LP	4.375%	12/15/23	100	108
DCT Industrial Operating Partnership LP	4.500%	10/15/23	50	53
DDR Corp.	4.750%	4/15/18	25	27
DDR Corp.	3.500%	1/15/21	75	77
DDR Corp.	4.625%	7/15/22	200	215
DDR Corp.	3.375%	5/15/23	275	273
DDR Corp.	3.625%	2/1/25	200	200
Digital Realty Trust LP	5.250%	3/15/21	225	249
Duke Realty LP	5.950%	2/15/17	125	135
Duke Realty LP	8.250%	8/15/19	100	123
Duke Realty LP	6.750%	3/15/20	250	297
EPR Properties	5.750%	8/15/22	25	28
EPR Properties	5.250%	7/15/23	125	135
EPR Properties	4.500%	4/1/25	50	51
Equity Commonwealth	5.875%	9/15/20	100	110
ERP Operating LP	5.125%	3/15/16	75	78
ERP Operating LP	5.375%	8/1/16	50	53
ERP Operating LP	5.750%	6/15/17	25	27
ERP Operating LP	4.625%	12/15/21	215	240
ERP Operating LP	3.000%	4/15/23	125	126
ERP Operating LP	4.500%	7/1/44	150	162
Essex Portfolio LP	5.500%	3/15/17	75	81
Essex Portfolio LP	3.375%	1/15/23	175	177
Essex Portfolio LP	3.250%	5/1/23	25	25

Essex Portfolio LP	3.500%	4/1/25	100	101
Excel Trust LP	4.625%	5/15/24	50	52
Federal Realty Investment Trust	3.000%	8/1/22	75	76
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	4.500%	12/1/44	300	324
HCP Inc.	6.300%	9/15/16	100	107
HCP Inc.	6.700%	1/30/18	50	57
HCP Inc.	3.750%	2/1/19	50	53
HCP Inc.	2.625%	2/1/20	375	377
HCP Inc.	5.375%	2/1/21	25	28
HCP Inc.	3.150%	8/1/22	75	75
HCP Inc.	4.250%	11/15/23	150	158
HCP Inc.	3.400%	2/1/25	75	73
HCP Inc.	6.750%	2/1/41	100	134
Health Care REIT Inc.	6.200%	6/1/16	275	291
Health Care REIT Inc.	4.700%	9/15/17	25	27
Health Care REIT Inc.	2.250%	3/15/18	200	203
Health Care REIT Inc.	4.125%	4/1/19	200	215
Health Care REIT Inc.	4.950%	1/15/21	75	83
Health Care REIT Inc.	5.250%	1/15/22	100	112
Health Care REIT Inc.	3.750%	3/15/23	175	179
Health Care REIT Inc.	6.500%	3/15/41	25	33
Health Care REIT Inc.	5.125%	3/15/43	75	85
Healthcare Realty Trust Inc.	6.500%	1/17/17	50	54
Healthcare Realty Trust Inc.	3.750%	4/15/23	50	50
Healthcare Trust of America Holdings LP	3.375%	7/15/21	100	102
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	25
Highwoods Realty LP	3.200%	6/15/21	400	408
Hospitality Properties Trust	6.700%	1/15/18	250	277
Kilroy Realty LP	4.800%	7/15/18	125	135
Kilroy Realty LP	3.800%	1/15/23	200	205
Kimco Realty Corp.	5.700%	5/1/17	250	271
Kimco Realty Corp.	6.875%	10/1/19	50	59
Kimco Realty Corp.	3.125%	6/1/23	25	25
Liberty Property LP	5.500%	12/15/16	50	53
Liberty Property LP	3.375%	6/15/23	50	50
Liberty Property LP	3.750%	4/1/25	325	328
Mack-Cali Realty LP	7.750%	8/15/19	100	116
Mack-Cali Realty LP	4.500%	4/18/22	75	76
Mid-America Apartments LP	4.300%	10/15/23	150	160
Mid-America Apartments LP	3.750%	6/15/24	50	51
National Retail Properties Inc.	6.875%	10/15/17	275	309
National Retail Properties Inc.	3.800%	10/15/22	200	208
Omega Healthcare Investors Inc.	6.750%	10/15/22	150	158
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	105
6 Omega Healthcare Investors Inc.	4.500%	1/15/25	100	101
6 Omega Healthcare Investors Inc.	4.500%	4/1/27	300	293
Piedmont Operating Partnership LP	3.400%	6/1/23	50	49
Piedmont Operating Partnership LP	4.450%	3/15/24	300	311
Post Apartment Homes LP	3.375%	12/1/22	50	50
ProLogis LP	4.500%	8/15/17	25	27
ProLogis LP	2.750%	2/15/19	150	153
ProLogis LP	6.875%	3/15/20	200	237
Realty Income Corp.	2.000%	1/31/18	50	50
Realty Income Corp.	6.750%	8/15/19	200	235
Realty Income Corp.	5.750%	1/15/21	200	231
Realty Income Corp.	3.250%	10/15/22	50	50

Regency Centers LP	3.750%	6/15/24	150	154
Retail Opportunity Investments Corp.	5.000%	12/15/23	25	27
Retail Properties of America Inc.	4.000%	3/15/25	125	126
Select Income REIT	2.850%	2/1/18	50	50
Select Income REIT	4.150%	2/1/22	100	100
Select Income REIT	4.500%	2/1/25	50	50
Senior Housing Properties Trust	3.250%	5/1/19	100	102
Senior Housing Properties Trust	4.750%	5/1/24	100	104
Simon Property Group LP	5.250%	12/1/16	250	266
Simon Property Group LP	2.150%	9/15/17	75	77
Simon Property Group LP	6.125%	5/30/18	225	256
Simon Property Group LP	2.200%	2/1/19	575	583
Simon Property Group LP	5.650%	2/1/20	75	87
Simon Property Group LP	4.375%	3/1/21	125	138
Simon Property Group LP	3.375%	3/15/22	100	104
Simon Property Group LP	2.750%	2/1/23	25	25
Simon Property Group LP	3.750%	2/1/24	150	158
Simon Property Group LP	4.750%	3/15/42	75	84
Tanger Properties LP	3.875%	12/1/23	25	26
UDR Inc.	4.250%	6/1/18	125	134
UDR Inc.	3.700%	10/1/20	25	26
UDR Inc.	4.625%	1/10/22	50	55
Ventas Realty LP	1.550%	9/26/16	75	75
Ventas Realty LP	3.750%	5/1/24	200	206
Ventas Realty LP	5.700%	9/30/43	75	92
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	100	101
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	150	161
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	125	138
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	201
6 Washington Prime Group LP	3.850%	4/1/20	50	50
Washington REIT	4.950%	10/1/20	25	27
Washington REIT	3.950%	10/15/22	75	76
Weingarten Realty Investors	3.375%	10/15/22	25	25
Weingarten Realty Investors	3.500%	4/15/23	100	100
WP Carey Inc.	4.600%	4/1/24	100	104
WP Carey Inc.	4.000%	2/1/25	50	50
				232,095
Industrial (15.7%)
Basic Industry (1.3%)
Agrium Inc.	6.750%	1/15/19	200	233
Agrium Inc.	3.500%	6/1/23	299	306
Agrium Inc.	3.375%	3/15/25	250	250
Agrium Inc.	4.125%	3/15/35	500	500
Agrium Inc.	6.125%	1/15/41	25	31
Agrium Inc.	4.900%	6/1/43	50	54
Agrium Inc.	5.250%	1/15/45	250	283
Air Products & Chemicals Inc.	2.000%	8/2/16	125	127
Air Products & Chemicals Inc.	1.200%	10/15/17	75	75
Air Products & Chemicals Inc.	3.000%	11/3/21	75	78
Air Products & Chemicals Inc.	2.750%	2/3/23	50	51
Air Products & Chemicals Inc.	3.350%	7/31/24	75	78
Airgas Inc.	3.650%	7/15/24	100	104
Albemarle Corp.	3.000%	12/1/19	75	76
Albemarle Corp.	4.500%	12/15/20	25	27
Albemarle Corp.	4.150%	12/1/24	75	78
Albemarle Corp.	5.450%	12/1/44	75	81
Barrick Gold Corp.	6.950%	4/1/19	175	205

Barrick Gold Corp.	3.850%	4/1/22	200	196
Barrick Gold Corp.	4.100%	5/1/23	500	494
Barrick North America Finance LLC	6.800%	9/15/18	175	201
Barrick North America Finance LLC	4.400%	5/30/21	125	128
Barrick North America Finance LLC	5.700%	5/30/41	450	448
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	150	152
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	375	380
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	100	109
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	150	153
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	200	235
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	25	26
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	225	228
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	100	107
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	153
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	675	770
Cabot Corp.	2.550%	1/15/18	150	153
Carpenter Technology Corp.	5.200%	7/15/21	125	135
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	27
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	78
CF Industries Inc.	6.875%	5/1/18	275	312
CF Industries Inc.	7.125%	5/1/20	380	457
CF Industries Inc.	4.950%	6/1/43	125	131
Domtar Corp.	6.250%	9/1/42	25	28
Domtar Corp.	6.750%	2/15/44	100	116
Dow Chemical Co.	2.500%	2/15/16	75	76
Dow Chemical Co.	5.700%	5/15/18	25	28
Dow Chemical Co.	8.550%	5/15/19	325	406
Dow Chemical Co.	4.250%	11/15/20	125	137
Dow Chemical Co.	4.125%	11/15/21	100	109
Dow Chemical Co.	3.500%	10/1/24	50	51
Dow Chemical Co.	7.375%	11/1/29	25	34
Dow Chemical Co.	4.250%	10/1/34	50	51
Dow Chemical Co.	9.400%	5/15/39	350	579
Dow Chemical Co.	5.250%	11/15/41	200	226
Dow Chemical Co.	4.375%	11/15/42	200	201
Eastman Chemical Co.	2.400%	6/1/17	75	77
Eastman Chemical Co.	5.500%	11/15/19	175	199
Eastman Chemical Co.	2.700%	1/15/20	350	355
Eastman Chemical Co.	4.500%	1/15/21	75	82
Eastman Chemical Co.	3.600%	8/15/22	100	104
Eastman Chemical Co.	4.800%	9/1/42	225	239
Eastman Chemical Co.	4.650%	10/15/44	250	260
Ecolab Inc.	3.000%	12/8/16	50	52
Ecolab Inc.	1.450%	12/8/17	225	225
Ecolab Inc.	1.550%	1/12/18	100	100
Ecolab Inc.	4.350%	12/8/21	200	220
Ecolab Inc.	5.500%	12/8/41	150	183
EI du Pont de Nemours & Co.	5.250%	12/15/16	25	27
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	313
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	447
EI du Pont de Nemours & Co.	2.800%	2/15/23	125	125
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	130
EI du Pont de Nemours & Co.	4.150%	2/15/43	175	179
FMC Corp.	3.950%	2/1/22	50	52
FMC Corp.	4.100%	2/1/24	250	265
Freeport-McMoRan Inc.	2.150%	3/1/17	50	50
Freeport-McMoRan Inc.	2.375%	3/15/18	165	164

Freeport-McMoRan Inc.	3.550%	3/1/22	550	510
Freeport-McMoRan Inc.	3.875%	3/15/23	210	195
Freeport-McMoRan Inc.	5.400%	11/14/34	250	228
Freeport-McMoRan Inc.	5.450%	3/15/43	225	201
Georgia-Pacific LLC	8.000%	1/15/24	250	332
Georgia-Pacific LLC	7.375%	12/1/25	100	132
Georgia-Pacific LLC	8.875%	5/15/31	250	379
Glencore Canada Corp.	5.500%	6/15/17	200	214
Goldcorp Inc.	2.125%	3/15/18	200	201
Goldcorp Inc.	3.700%	3/15/23	200	198
Goldcorp Inc.	5.450%	6/9/44	100	103
International Paper Co.	7.500%	8/15/21	450	565
International Paper Co.	3.650%	6/15/24	100	102
International Paper Co.	7.300%	11/15/39	100	133
International Paper Co.	4.800%	6/15/44	200	206
Kinross Gold Corp.	5.125%	9/1/21	75	74
Kinross Gold Corp.	5.950%	3/15/24	100	93
Kinross Gold Corp.	6.875%	9/1/41	50	44
LYB International Finance BV	4.875%	3/15/44	225	240
LyondellBasell Industries NV	5.000%	4/15/19	550	604
LyondellBasell Industries NV	6.000%	11/15/21	175	206
LyondellBasell Industries NV	5.750%	4/15/24	175	206
LyondellBasell Industries NV	4.625%	2/26/55	250	247
Monsanto Co.	2.125%	7/15/19	100	101
Monsanto Co.	2.750%	7/15/21	200	205
Monsanto Co.	4.200%	7/15/34	100	107
Monsanto Co.	5.875%	4/15/38	325	409
Monsanto Co.	4.400%	7/15/44	150	163
Monsanto Co.	4.700%	7/15/64	300	326
Mosaic Co.	3.750%	11/15/21	150	159
Mosaic Co.	4.250%	11/15/23	450	481
Mosaic Co.	5.450%	11/15/33	100	116
Mosaic Co.	5.625%	11/15/43	100	119
Newmont Mining Corp.	3.500%	3/15/22	400	387
Newmont Mining Corp.	5.875%	4/1/35	100	100
Newmont Mining Corp.	4.875%	3/15/42	250	222
Nucor Corp.	5.750%	12/1/17	25	28
Nucor Corp.	5.850%	6/1/18	150	168
Nucor Corp.	6.400%	12/1/37	100	127
Nucor Corp.	5.200%	8/1/43	200	225
Packaging Corp. of America	3.900%	6/15/22	100	104
Packaging Corp. of America	4.500%	11/1/23	350	377
Placer Dome Inc.	6.450%	10/15/35	75	81
Plains Exploration & Production Co.	6.500%	11/15/20	1,000	1,060
Plains Exploration & Production Co.	6.750%	2/1/22	200	212
Plum Creek Timberlands LP	4.700%	3/15/21	75	82
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	175	183
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	141
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	252
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	275	346
PPG Industries Inc.	2.300%	11/15/19	400	405
Praxair Inc.	5.200%	3/15/17	25	27
Praxair Inc.	4.500%	8/15/19	50	55
Praxair Inc.	3.000%	9/1/21	75	78
Praxair Inc.	2.450%	2/15/22	450	453
Praxair Inc.	2.200%	8/15/22	200	195
Praxair Inc.	3.550%	11/7/42	50	49

Rayonier Inc.	3.750%	4/1/22	50	51
Reliance Steel & Aluminum Co.	4.500%	4/15/23	75	76
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	276
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	75	75
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	350	357
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	150	172
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	550	697
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	75	79
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	300	316
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	101
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	141
Rio Tinto Finance USA plc	1.375%	6/17/16	75	75
Rio Tinto Finance USA plc	2.000%	3/22/17	125	127
Rio Tinto Finance USA plc	1.625%	8/21/17	200	201
Rio Tinto Finance USA plc	2.250%	12/14/18	75	76
Rio Tinto Finance USA plc	3.500%	3/22/22	75	77
Rio Tinto Finance USA plc	2.875%	8/21/22	75	74
Rio Tinto Finance USA plc	4.750%	3/22/42	150	161
Rio Tinto Finance USA plc	4.125%	8/21/42	200	198
Rock-Tenn Co.	3.500%	3/1/20	150	156
Rock-Tenn Co.	4.900%	3/1/22	100	110
Rockwood Specialties Group Inc.	4.625%	10/15/20	250	261
Rohm & Haas Co.	7.850%	7/15/29	250	355
RPM International Inc.	6.125%	10/15/19	25	29
RPM International Inc.	3.450%	11/15/22	100	100
Sigma-Aldrich Corp.	3.375%	11/1/20	50	52
Southern Copper Corp.	5.375%	4/16/20	75	83
Southern Copper Corp.	7.500%	7/27/35	300	345
Southern Copper Corp.	6.750%	4/16/40	125	133
Syngenta Finance NV	3.125%	3/28/22	100	102
Syngenta Finance NV	4.375%	3/28/42	50	53
Teck Resources Ltd.	3.150%	1/15/17	25	25
Teck Resources Ltd.	2.500%	2/1/18	125	124
Teck Resources Ltd.	3.000%	3/1/19	75	75
Teck Resources Ltd.	4.750%	1/15/22	25	25
Teck Resources Ltd.	3.750%	2/1/23	250	235
Teck Resources Ltd.	6.125%	10/1/35	200	192
Teck Resources Ltd.	6.250%	7/15/41	200	194
Teck Resources Ltd.	5.400%	2/1/43	50	45
Vale Overseas Ltd.	6.250%	1/23/17	50	53
Vale Overseas Ltd.	5.625%	9/15/19	175	186
Vale Overseas Ltd.	4.625%	9/15/20	275	274
Vale Overseas Ltd.	4.375%	1/11/22	700	672
Vale Overseas Ltd.	8.250%	1/17/34	50	55
Vale Overseas Ltd.	6.875%	11/21/36	500	484
Vale Overseas Ltd.	6.875%	11/10/39	450	436
Valspar Corp.	7.250%	6/15/19	100	118
Westlake Chemical Corp.	3.600%	7/15/22	25	25
Westvaco Corp.	7.950%	2/15/31	125	169
Weyerhaeuser Co.	7.375%	10/1/19	250	300
Weyerhaeuser Co.	8.500%	1/15/25	50	67
Weyerhaeuser Co.	7.375%	3/15/32	200	269
Weyerhaeuser Co.	6.875%	12/15/33	50	64
Yamana Gold Inc.	4.950%	7/15/24	110	108

Capital Goods (1.3%)
3M Co.	6.375%	2/15/28	100	135

3M Co.	5.700%	3/15/37	125	166
ABB Finance USA Inc.	1.625%	5/8/17	100	101
ABB Finance USA Inc.	4.375%	5/8/42	25	28
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	56
Boeing Co.	6.000%	3/15/19	400	468
Boeing Co.	4.875%	2/15/20	75	86
Boeing Co.	2.500%	3/1/25	500	497
Boeing Co.	6.625%	2/15/38	50	73
Boeing Co.	6.875%	3/15/39	75	113
Boeing Co.	5.875%	2/15/40	275	371
Carlisle Cos. Inc.	3.750%	11/15/22	75	77
Caterpillar Financial Services Corp.	2.650%	4/1/16	375	383
Caterpillar Financial Services Corp.	2.050%	8/1/16	300	306
Caterpillar Financial Services Corp.	7.150%	2/15/19	525	628
Caterpillar Financial Services Corp.	2.250%	12/1/19	550	558
Caterpillar Financial Services Corp.	2.000%	3/5/20	250	251
Caterpillar Financial Services Corp.	2.750%	8/20/21	100	103
Caterpillar Financial Services Corp.	3.300%	6/9/24	250	260
Caterpillar Inc.	1.500%	6/26/17	150	152
Caterpillar Inc.	3.900%	5/27/21	75	83
Caterpillar Inc.	2.600%	6/26/22	50	51
Caterpillar Inc.	3.400%	5/15/24	250	262
Caterpillar Inc.	3.803%	8/15/42	443	449
Crane Co.	2.750%	12/15/18	50	51
Crane Co.	4.450%	12/15/23	50	54
CRH America Inc.	6.000%	9/30/16	225	240
CRH America Inc.	8.125%	7/15/18	100	119
CRH America Inc.	5.750%	1/15/21	75	88
Danaher Corp.	2.300%	6/23/16	50	51
Danaher Corp.	5.625%	1/15/18	75	84
Deere & Co.	4.375%	10/16/19	175	194
Deere & Co.	2.600%	6/8/22	325	326
Deere & Co.	5.375%	10/16/29	125	154
Deere & Co.	7.125%	3/3/31	100	142
Deere & Co.	3.900%	6/9/42	75	79
Dover Corp.	5.450%	3/15/18	200	224
Dover Corp.	6.600%	3/15/38	75	107
Eaton Corp.	5.600%	5/15/18	300	334
Eaton Corp.	2.750%	11/2/22	200	200
Eaton Corp.	4.000%	11/2/32	25	26
Eaton Corp.	4.150%	11/2/42	50	51
6 Embraer Overseas Ltd.	5.696%	9/16/23	451	478
Emerson Electric Co.	5.250%	10/15/18	250	281
Emerson Electric Co.	4.875%	10/15/19	25	28
Emerson Electric Co.	4.250%	11/15/20	25	28
Emerson Electric Co.	6.000%	8/15/32	275	361
Exelis Inc.	4.250%	10/1/16	75	78
Flowserve Corp.	3.500%	9/15/22	250	254
Flowserve Corp.	4.000%	11/15/23	50	53
General Dynamics Corp.	1.000%	11/15/17	275	275
General Dynamics Corp.	3.600%	11/15/42	100	100
General Electric Co.	5.250%	12/6/17	765	846
General Electric Co.	2.700%	10/9/22	1,450	1,476
General Electric Co.	4.125%	10/9/42	375	397
General Electric Co.	4.500%	3/11/44	50	56
Honeywell International Inc.	5.300%	3/15/17	200	217
Honeywell International Inc.	5.300%	3/1/18	500	558

Honeywell International Inc.	4.250%	3/1/21	450	507
Honeywell International Inc.	5.700%	3/15/37	200	261
Honeywell International Inc.	5.375%	3/1/41	250	322
Illinois Tool Works Inc.	6.250%	4/1/19	100	117
Illinois Tool Works Inc.	3.375%	9/15/21	100	106
Illinois Tool Works Inc.	4.875%	9/15/41	75	88
Illinois Tool Works Inc.	3.900%	9/1/42	75	77
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	500	581
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	50	51
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	75	80
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	25	30
John Deere Capital Corp.	1.050%	12/15/16	100	100
John Deere Capital Corp.	2.000%	1/13/17	150	153
John Deere Capital Corp.	2.800%	9/18/17	275	287
John Deere Capital Corp.	1.200%	10/10/17	200	200
John Deere Capital Corp.	1.350%	1/16/18	400	401
John Deere Capital Corp.	1.300%	3/12/18	125	126
John Deere Capital Corp.	5.750%	9/10/18	275	314
John Deere Capital Corp.	1.700%	1/15/20	125	124
John Deere Capital Corp.	2.050%	3/10/20	250	252
John Deere Capital Corp.	2.800%	3/4/21	100	103
John Deere Capital Corp.	3.900%	7/12/21	500	548
John Deere Capital Corp.	3.150%	10/15/21	25	26
John Deere Capital Corp.	2.800%	1/27/23	50	51
Joy Global Inc.	6.000%	11/15/16	50	54
Kennametal Inc.	2.650%	11/1/19	75	76
Kennametal Inc.	3.875%	2/15/22	50	52
L-3 Communications Corp.	1.500%	5/28/17	200	199
L-3 Communications Corp.	5.200%	10/15/19	100	111
L-3 Communications Corp.	4.750%	7/15/20	75	82
L-3 Communications Corp.	4.950%	2/15/21	75	83
L-3 Communications Corp.	3.950%	5/28/24	300	307
Leggett & Platt Inc.	3.800%	11/15/24	100	104
Lockheed Martin Corp.	3.350%	9/15/21	500	531
Lockheed Martin Corp.	2.900%	3/1/25	100	101
Lockheed Martin Corp.	3.600%	3/1/35	150	150
Lockheed Martin Corp.	6.150%	9/1/36	725	959
Lockheed Martin Corp.	5.500%	11/15/39	25	31
Lockheed Martin Corp.	3.800%	3/1/45	100	100
Martin Marietta Materials Inc.	6.600%	4/15/18	150	170
Mohawk Industries Inc.	3.850%	2/1/23	800	814
Northrop Grumman Corp.	1.750%	6/1/18	275	276
Northrop Grumman Corp.	3.500%	3/15/21	200	211
Northrop Grumman Corp.	3.250%	8/1/23	150	155
Northrop Grumman Corp.	5.050%	11/15/40	50	58
Northrop Grumman Corp.	4.750%	6/1/43	125	141
Owens Corning	6.500%	12/1/16	20	21
Owens Corning	4.200%	12/15/22	150	157
Parker Hannifin Corp.	5.500%	5/15/18	50	56
Parker Hannifin Corp.	3.500%	9/15/22	100	107
Parker Hannifin Corp.	6.250%	5/15/38	25	34
Parker-Hannifin Corp.	3.300%	11/21/24	100	105
Parker-Hannifin Corp.	4.450%	11/21/44	200	223
Pentair Finance SA	2.650%	12/1/19	250	250
Precision Castparts Corp.	1.250%	1/15/18	325	324
Precision Castparts Corp.	2.500%	1/15/23	25	25
Precision Castparts Corp.	3.900%	1/15/43	75	77

Raytheon Co.	6.750%	3/15/18	125	144
Raytheon Co.	4.400%	2/15/20	100	110
Raytheon Co.	3.125%	10/15/20	25	26
Raytheon Co.	2.500%	12/15/22	175	175
Raytheon Co.	7.200%	8/15/27	25	34
Raytheon Co.	4.700%	12/15/41	300	347
Republic Services Inc.	3.800%	5/15/18	150	159
Republic Services Inc.	5.500%	9/15/19	350	397
Republic Services Inc.	5.000%	3/1/20	125	140
Republic Services Inc.	5.250%	11/15/21	75	87
Republic Services Inc.	3.550%	6/1/22	50	52
Republic Services Inc.	3.200%	3/15/25	250	251
Republic Services Inc.	6.086%	3/15/35	75	96
Republic Services Inc.	6.200%	3/1/40	125	167
Republic Services Inc.	5.700%	5/15/41	200	251
Rockwell Automation Inc.	5.650%	12/1/17	25	28
Rockwell Automation Inc.	6.700%	1/15/28	50	66
Rockwell Automation Inc.	6.250%	12/1/37	100	135
Rockwell Collins Inc.	5.250%	7/15/19	25	28
Rockwell Collins Inc.	3.100%	11/15/21	50	52
Rockwell Collins Inc.	4.800%	12/15/43	65	78
Roper Industries Inc.	1.850%	11/15/17	75	76
Roper Industries Inc.	2.050%	10/1/18	200	201
Roper Industries Inc.	6.250%	9/1/19	75	87
Snap-on Inc.	6.125%	9/1/21	75	90
Sonoco Products Co.	4.375%	11/1/21	25	27
Sonoco Products Co.	5.750%	11/1/40	345	414
Stanley Black & Decker Inc.	3.400%	12/1/21	150	158
Stanley Black & Decker Inc.	5.200%	9/1/40	125	148
Textron Inc.	3.875%	3/1/25	250	258
Tyco International Finance SA/Tyco Fire &
Security Finance SCA	7.000%	12/15/19	225	268
United Technologies Corp.	1.800%	6/1/17	225	229
United Technologies Corp.	5.375%	12/15/17	575	639
United Technologies Corp.	4.500%	4/15/20	100	112
United Technologies Corp.	3.100%	6/1/22	535	557
United Technologies Corp.	6.700%	8/1/28	100	137
United Technologies Corp.	7.500%	9/15/29	125	183
United Technologies Corp.	5.400%	5/1/35	150	185
United Technologies Corp.	6.050%	6/1/36	100	134
United Technologies Corp.	6.125%	7/15/38	300	403
United Technologies Corp.	5.700%	4/15/40	100	129
United Technologies Corp.	4.500%	6/1/42	550	609
Valmont Industries Inc.	5.000%	10/1/44	180	176
Waste Management Inc.	2.600%	9/1/16	125	127
Waste Management Inc.	6.100%	3/15/18	375	424
Waste Management Inc.	4.600%	3/1/21	50	56
Waste Management Inc.	3.500%	5/15/24	100	104
Waste Management Inc.	3.900%	3/1/35	250	255

Communication (2.7%)
21st Century Fox America Inc.	4.500%	2/15/21	200	222
21st Century Fox America Inc.	3.000%	9/15/22	150	152
21st Century Fox America Inc.	6.550%	3/15/33	300	397
21st Century Fox America Inc.	6.200%	12/15/34	350	447
21st Century Fox America Inc.	6.400%	12/15/35	365	479
21st Century Fox America Inc.	8.150%	10/17/36	175	261

21st Century Fox America Inc.	6.150%	3/1/37	100	129
21st Century Fox America Inc.	6.900%	8/15/39	100	137
21st Century Fox America Inc.	6.150%	2/15/41	250	324
21st Century Fox America Inc.	4.750%	9/15/44	100	112
21st Century Fox America Inc.	7.750%	12/1/45	100	151
America Movil SAB de CV	2.375%	9/8/16	300	306
America Movil SAB de CV	5.625%	11/15/17	150	166
America Movil SAB de CV	5.000%	10/16/19	400	449
America Movil SAB de CV	6.375%	3/1/35	175	217
America Movil SAB de CV	6.125%	11/15/37	150	184
America Movil SAB de CV	6.125%	3/30/40	475	588
America Movil SAB de CV	4.375%	7/16/42	250	248
American Tower Corp.	4.500%	1/15/18	225	241
American Tower Corp.	3.450%	9/15/21	600	612
American Tower Corp.	5.900%	11/1/21	500	575
American Tower Corp.	3.500%	1/31/23	50	50
AT&T Inc.	2.950%	5/15/16	125	128
AT&T Inc.	2.400%	8/15/16	200	204
AT&T Inc.	1.700%	6/1/17	425	427
AT&T Inc.	1.400%	12/1/17	200	199
AT&T Inc.	5.500%	2/1/18	100	110
AT&T Inc.	5.600%	5/15/18	450	500
AT&T Inc.	2.375%	11/27/18	400	405
AT&T Inc.	5.800%	2/15/19	250	283
AT&T Inc.	2.300%	3/11/19	100	101
AT&T Inc.	4.450%	5/15/21	250	274
AT&T Inc.	3.875%	8/15/21	250	264
AT&T Inc.	3.000%	2/15/22	300	301
AT&T Inc.	2.625%	12/1/22	350	341
AT&T Inc.	3.900%	3/11/24	125	131
AT&T Inc.	6.450%	6/15/34	315	390
AT&T Inc.	6.500%	9/1/37	225	274
AT&T Inc.	6.300%	1/15/38	350	417
AT&T Inc.	6.550%	2/15/39	50	62
AT&T Inc.	5.350%	9/1/40	631	689
AT&T Inc.	5.550%	8/15/41	275	306
AT&T Inc.	4.300%	12/15/42	271	258
AT&T Inc.	4.800%	6/15/44	600	612
AT&T Inc.	4.350%	6/15/45	374	355
AT&T Mobility LLC	7.125%	12/15/31	175	235
Bellsouth Capital Funding Corp.	7.875%	2/15/30	103	140
BellSouth Corp.	6.875%	10/15/31	78	95
BellSouth Corp.	6.550%	6/15/34	79	93
BellSouth Corp.	6.000%	11/15/34	89	99
BellSouth Telecommunications LLC	6.375%	6/1/28	45	52
British Telecommunications plc	1.625%	6/28/16	150	151
British Telecommunications plc	5.950%	1/15/18	300	335
British Telecommunications plc	9.625%	12/15/30	440	724
CBS Corp.	5.750%	4/15/20	115	132
CBS Corp.	4.300%	2/15/21	275	297
CBS Corp.	3.500%	1/15/25	300	302
CBS Corp.	5.900%	10/15/40	275	327
CBS Corp.	4.600%	1/15/45	125	127
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	250	253
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	202

Comcast Cable Communications LLC	8.875%	5/1/17	500	579
Comcast Corp.	5.875%	2/15/18	325	366
Comcast Corp.	5.700%	5/15/18	175	197
Comcast Corp.	5.700%	7/1/19	850	983
Comcast Corp.	5.150%	3/1/20	325	374
Comcast Corp.	3.375%	2/15/25	150	157
Comcast Corp.	4.250%	1/15/33	275	296
Comcast Corp.	4.200%	8/15/34	175	189
Comcast Corp.	5.650%	6/15/35	400	497
Comcast Corp.	6.500%	11/15/35	750	1,020
Comcast Corp.	6.450%	3/15/37	75	101
Comcast Corp.	6.950%	8/15/37	225	320
Comcast Corp.	4.650%	7/15/42	535	598
Comcast Corp.	4.500%	1/15/43	125	137
COX Communications Inc.	5.500%	10/1/15	125	128
Deutsche Telekom International Finance BV	6.750%	8/20/18	75	87
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	174
Deutsche Telekom International Finance BV	8.750%	6/15/30	700	1,066
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	750	864
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	175	191
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	750	834
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	100	107
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.950%	1/15/25	200	206
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.350%	3/15/40	100	118
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	300	340
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	375	392
Discovery Communications LLC	5.050%	6/1/20	350	390
Discovery Communications LLC	4.375%	6/15/21	25	27
Discovery Communications LLC	3.300%	5/15/22	125	126
Discovery Communications LLC	3.250%	4/1/23	100	100
Discovery Communications LLC	3.450%	3/15/25	150	150
Discovery Communications LLC	4.950%	5/15/42	75	79
Discovery Communications LLC	4.875%	4/1/43	100	105
Embarq Corp.	7.082%	6/1/16	175	186
Embarq Corp.	7.995%	6/1/36	300	358
Graham Holdings Co.	7.250%	2/1/19	75	85
Grupo Televisa SAB	6.625%	3/18/25	100	125
Grupo Televisa SAB	6.625%	1/15/40	175	217
Historic TW Inc.	9.150%	2/1/23	195	268
Historic TW Inc.	6.625%	5/15/29	175	225
Interpublic Group of Cos. Inc.	3.750%	2/15/23	300	309
Interpublic Group of Cos. Inc.	4.200%	4/15/24	175	186
Koninklijke KPN NV	8.375%	10/1/30	175	252
McGraw Hill Financial Inc.	6.550%	11/15/37	150	169
Moody's Corp.	4.500%	9/1/22	175	190
Moody's Corp.	4.875%	2/15/24	250	278
Moody's Corp.	5.250%	7/15/44	250	285
NBCUniversal Media LLC	5.150%	4/30/20	125	144
NBCUniversal Media LLC	4.375%	4/1/21	175	195

NBCUniversal Media LLC	2.875%	1/15/23	225	229
NBCUniversal Media LLC	6.400%	4/30/40	300	407
NBCUniversal Media LLC	5.950%	4/1/41	150	196
NBCUniversal Media LLC	4.450%	1/15/43	225	245
New Cingular Wireless Services Inc.	8.750%	3/1/31	75	113
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	25	25
Omnicom Group Inc.	5.900%	4/15/16	25	26
Omnicom Group Inc.	4.450%	8/15/20	300	330
Omnicom Group Inc.	3.625%	5/1/22	325	341
Omnicom Group Inc.	3.650%	11/1/24	200	207
Orange SA	2.750%	9/14/16	225	230
Orange SA	4.125%	9/14/21	325	356
Orange SA	9.000%	3/1/31	425	651
Orange SA	5.375%	1/13/42	150	172
Orange SA	5.500%	2/6/44	250	299
Pacific Bell Telephone Co.	7.125%	3/15/26	50	64
Qwest Corp.	6.500%	6/1/17	100	110
Qwest Corp.	6.750%	12/1/21	200	230
Qwest Corp.	7.250%	9/15/25	25	29
Qwest Corp.	6.875%	9/15/33	275	276
Qwest Corp.	7.125%	11/15/43	100	103
Reed Elsevier Capital Inc.	3.125%	10/15/22	282	283
Rogers Communications Inc.	6.800%	8/15/18	150	174
Rogers Communications Inc.	3.000%	3/15/23	205	204
Rogers Communications Inc.	4.100%	10/1/23	150	160
Rogers Communications Inc.	5.000%	3/15/44	300	329
Scripps Networks Interactive Inc.	2.750%	11/15/19	150	151
Scripps Networks Interactive Inc.	3.900%	11/15/24	50	52
Telefonica Emisiones SAU	6.421%	6/20/16	450	478
Telefonica Emisiones SAU	3.192%	4/27/18	325	338
Telefonica Emisiones SAU	5.877%	7/15/19	100	115
Telefonica Emisiones SAU	5.134%	4/27/20	225	254
Telefonica Emisiones SAU	5.462%	2/16/21	225	257
Telefonica Emisiones SAU	4.570%	4/27/23	500	548
Telefonica Emisiones SAU	7.045%	6/20/36	425	581
Thomson Reuters Corp.	1.650%	9/29/17	200	200
Thomson Reuters Corp.	4.700%	10/15/19	300	331
Thomson Reuters Corp.	3.850%	9/29/24	100	104
Thomson Reuters Corp.	5.500%	8/15/35	75	87
Thomson Reuters Corp.	5.850%	4/15/40	150	182
Thomson Reuters Corp.	5.650%	11/23/43	225	267
Time Warner Cable Inc.	5.850%	5/1/17	275	299
Time Warner Cable Inc.	6.750%	7/1/18	850	978
Time Warner Cable Inc.	8.750%	2/14/19	200	247
Time Warner Cable Inc.	8.250%	4/1/19	225	275
Time Warner Cable Inc.	5.000%	2/1/20	475	530
Time Warner Cable Inc.	6.550%	5/1/37	200	250
Time Warner Cable Inc.	6.750%	6/15/39	200	257
Time Warner Cable Inc.	5.875%	11/15/40	600	715
Time Warner Cable Inc.	4.500%	9/15/42	350	359
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	235
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	147
Time Warner Inc.	5.875%	11/15/16	75	81
Time Warner Inc.	4.875%	3/15/20	350	393
Time Warner Inc.	4.700%	1/15/21	50	56
Time Warner Inc.	4.750%	3/29/21	675	753
Time Warner Inc.	7.625%	4/15/31	300	420

Time Warner Inc.	7.700%	5/1/32	375	533
Time Warner Inc.	6.500%	11/15/36	175	227
Time Warner Inc.	6.200%	3/15/40	100	128
Time Warner Inc.	6.100%	7/15/40	175	221
Time Warner Inc.	6.250%	3/29/41	50	64
Time Warner Inc.	4.900%	6/15/42	325	360
Time Warner Inc.	5.350%	12/15/43	25	29
Verizon Communications Inc.	2.500%	9/15/16	175	179
Verizon Communications Inc.	2.000%	11/1/16	500	507
Verizon Communications Inc.	1.350%	6/9/17	200	200
Verizon Communications Inc.	5.500%	2/15/18	475	527
Verizon Communications Inc.	3.650%	9/14/18	560	595
Verizon Communications Inc.	6.350%	4/1/19	250	291
Verizon Communications Inc.	2.625%	2/21/20	539	547
Verizon Communications Inc.	4.500%	9/15/20	560	617
Verizon Communications Inc.	3.450%	3/15/21	300	313
Verizon Communications Inc.	4.600%	4/1/21	775	859
Verizon Communications Inc.	3.000%	11/1/21	800	817
Verizon Communications Inc.	3.500%	11/1/21	100	105
Verizon Communications Inc.	5.150%	9/15/23	1,230	1,410
Verizon Communications Inc.	4.150%	3/15/24	300	321
Verizon Communications Inc.	3.500%	11/1/24	100	102
Verizon Communications Inc.	7.750%	12/1/30	300	425
Verizon Communications Inc.	6.400%	9/15/33	454	568
Verizon Communications Inc.	5.050%	3/15/34	225	244
Verizon Communications Inc.	4.400%	11/1/34	250	252
Verizon Communications Inc.	5.850%	9/15/35	425	502
6 Verizon Communications Inc.	4.272%	1/15/36	888	881
Verizon Communications Inc.	6.250%	4/1/37	60	74
Verizon Communications Inc.	6.400%	2/15/38	375	468
Verizon Communications Inc.	6.900%	4/15/38	165	218
Verizon Communications Inc.	4.750%	11/1/41	200	207
Verizon Communications Inc.	6.550%	9/15/43	1,312	1,696
Verizon Communications Inc.	4.862%	8/21/46	606	631
6 Verizon Communications Inc.	4.522%	9/15/48	913	904
Verizon Communications Inc.	5.012%	8/21/54	574	596
6 Verizon Communications Inc.	4.672%	3/15/55	1,388	1,350
Viacom Inc.	2.500%	12/15/16	175	179
Viacom Inc.	3.500%	4/1/17	50	52
Viacom Inc.	6.125%	10/5/17	75	83
Viacom Inc.	2.500%	9/1/18	125	127
Viacom Inc.	2.200%	4/1/19	300	300
Viacom Inc.	5.625%	9/15/19	275	311
Viacom Inc.	3.875%	12/15/21	25	26
Viacom Inc.	3.125%	6/15/22	50	50
Viacom Inc.	4.250%	9/1/23	75	79
Viacom Inc.	3.875%	4/1/24	300	308
Viacom Inc.	6.875%	4/30/36	375	465
Viacom Inc.	4.375%	3/15/43	106	99
Viacom Inc.	5.850%	9/1/43	75	84
Viacom Inc.	5.250%	4/1/44	300	320
Vodafone Group plc	5.625%	2/27/17	250	270
Vodafone Group plc	1.625%	3/20/17	625	629
Vodafone Group plc	1.250%	9/26/17	475	472
Vodafone Group plc	1.500%	2/19/18	50	50
Vodafone Group plc	5.450%	6/10/19	150	170
Vodafone Group plc	2.500%	9/26/22	75	72

Vodafone Group plc	2.950%	2/19/23	415	408
Vodafone Group plc	7.875%	2/15/30	150	206
Vodafone Group plc	6.150%	2/27/37	225	274
Vodafone Group plc	4.375%	2/19/43	150	147
Walt Disney Co.	0.450%	12/1/15	100	100
Walt Disney Co.	5.625%	9/15/16	375	402
Walt Disney Co.	1.100%	12/1/17	400	400
Walt Disney Co.	5.875%	12/15/17	175	197
Walt Disney Co.	1.850%	5/30/19	50	50
Walt Disney Co.	2.750%	8/16/21	100	104
Walt Disney Co.	2.350%	12/1/22	75	75
Walt Disney Co.	4.375%	8/16/41	75	86
Walt Disney Co.	4.125%	12/1/41	275	300
Walt Disney Co.	3.700%	12/1/42	125	128
Walt Disney Co.	4.125%	6/1/44	75	83
WPP Finance 2010	4.750%	11/21/21	208	234
WPP Finance 2010	3.625%	9/7/22	200	208
WPP Finance 2010	3.750%	9/19/24	100	104

Consumer Cyclical (1.7%)
Advance Auto Parts Inc.	5.750%	5/1/20	400	452
Advance Auto Parts Inc.	4.500%	12/1/23	100	107
6 Alibaba Group Holding Ltd.	1.625%	11/28/17	275	275
6 Alibaba Group Holding Ltd.	2.500%	11/28/19	360	359
6 Alibaba Group Holding Ltd.	3.125%	11/28/21	300	300
6 Alibaba Group Holding Ltd.	3.600%	11/28/24	400	402
6 Alibaba Group Holding Ltd.	4.500%	11/28/34	80	82
Amazon.com Inc.	1.200%	11/29/17	200	200
Amazon.com Inc.	2.600%	12/5/19	375	384
Amazon.com Inc.	3.300%	12/5/21	200	208
Amazon.com Inc.	2.500%	11/29/22	150	147
Amazon.com Inc.	3.800%	12/5/24	120	126
Amazon.com Inc.	4.800%	12/5/34	200	219
Amazon.com Inc.	4.950%	12/5/44	250	274
American Honda Finance Corp.	1.125%	10/7/16	175	176
American Honda Finance Corp.	1.550%	12/11/17	500	504
American Honda Finance Corp.	2.125%	10/10/18	125	127
American Honda Finance Corp.	2.250%	8/15/19	275	280
AutoNation Inc.	6.750%	4/15/18	75	84
AutoZone Inc.	1.300%	1/13/17	25	25
AutoZone Inc.	7.125%	8/1/18	250	291
AutoZone Inc.	3.700%	4/15/22	550	574
AutoZone Inc.	2.875%	1/15/23	50	49
AutoZone Inc.	3.125%	7/15/23	125	125
Bed Bath & Beyond Inc.	4.915%	8/1/34	50	54
Bed Bath & Beyond Inc.	5.165%	8/1/44	150	165
BorgWarner Inc.	4.625%	9/15/20	25	28
BorgWarner Inc.	3.375%	3/15/25	75	77
BorgWarner Inc.	4.375%	3/15/45	50	52
Brinker International Inc.	2.600%	5/15/18	25	25
Brinker International Inc.	3.875%	5/15/23	25	25
Carnival Corp.	1.200%	2/5/16	100	100
Coach Inc.	4.250%	4/1/25	70	71
Costco Wholesale Corp.	5.500%	3/15/17	200	218
Costco Wholesale Corp.	1.700%	12/15/19	200	200
Costco Wholesale Corp.	1.750%	2/15/20	200	199
Costco Wholesale Corp.	2.250%	2/15/22	100	100

Cummins Inc.	3.650%	10/1/23	100	107
Cummins Inc.	7.125%	3/1/28	100	140
Cummins Inc.	4.875%	10/1/43	125	148
CVS Health Corp.	6.125%	8/15/16	100	107
CVS Health Corp.	1.200%	12/5/16	100	101
CVS Health Corp.	2.250%	12/5/18	300	306
CVS Health Corp.	2.750%	12/1/22	150	151
CVS Health Corp.	4.000%	12/5/23	195	211
CVS Health Corp.	3.375%	8/12/24	500	518
CVS Health Corp.	6.125%	9/15/39	125	164
CVS Health Corp.	5.300%	12/5/43	50	61
6 Daimler Finance North America LLC	2.625%	9/15/16	125	128
Daimler Finance North America LLC	8.500%	1/18/31	250	396
eBay Inc.	1.350%	7/15/17	175	175
eBay Inc.	2.200%	8/1/19	300	301
eBay Inc.	3.250%	10/15/20	75	77
eBay Inc.	2.875%	8/1/21	125	125
eBay Inc.	2.600%	7/15/22	500	478
eBay Inc.	3.450%	8/1/24	500	494
eBay Inc.	4.000%	7/15/42	25	22
Expedia Inc.	5.950%	8/15/20	75	85
Family Dollar Stores Inc.	5.000%	2/1/21	75	79
Ford Motor Co.	6.625%	10/1/28	275	352
Ford Motor Co.	6.375%	2/1/29	100	123
Ford Motor Co.	7.450%	7/16/31	375	516
Ford Motor Co.	7.400%	11/1/46	100	149
Ford Motor Credit Co. LLC	4.207%	4/15/16	225	232
Ford Motor Credit Co. LLC	3.984%	6/15/16	550	567
Ford Motor Credit Co. LLC	8.000%	12/15/16	100	111
Ford Motor Credit Co. LLC	4.250%	2/3/17	100	105
Ford Motor Credit Co. LLC	6.625%	8/15/17	325	361
Ford Motor Credit Co. LLC	1.724%	12/6/17	200	200
Ford Motor Credit Co. LLC	2.145%	1/9/18	500	505
Ford Motor Credit Co. LLC	5.000%	5/15/18	650	709
Ford Motor Credit Co. LLC	2.375%	3/12/19	550	556
Ford Motor Credit Co. LLC	2.597%	11/4/19	550	557
Ford Motor Credit Co. LLC	8.125%	1/15/20	250	312
Ford Motor Credit Co. LLC	2.459%	3/27/20	200	200
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	290
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	382
Ford Motor Credit Co. LLC	4.250%	9/20/22	200	214
Ford Motor Credit Co. LLC	4.375%	8/6/23	225	243
Home Depot Inc.	3.950%	9/15/20	100	110
Home Depot Inc.	4.400%	4/1/21	1,100	1,238
Home Depot Inc.	3.750%	2/15/24	200	218
Home Depot Inc.	5.875%	12/16/36	475	628
Home Depot Inc.	5.400%	9/15/40	75	93
Home Depot Inc.	5.950%	4/1/41	125	166
Home Depot Inc.	4.200%	4/1/43	100	109
Home Depot Inc.	4.875%	2/15/44	200	239
Host Hotels & Resorts LP	6.000%	10/1/21	100	116
Host Hotels & Resorts LP	4.750%	3/1/23	400	431
Hyatt Hotels Corp.	3.875%	8/15/16	50	52
Hyatt Hotels Corp.	5.375%	8/15/21	50	57
Hyatt Hotels Corp.	3.375%	7/15/23	25	25
Johnson Controls Inc.	2.600%	12/1/16	100	102
Johnson Controls Inc.	5.000%	3/30/20	125	139

Johnson Controls Inc.	4.250%	3/1/21	250	271
Johnson Controls Inc.	3.750%	12/1/21	100	105
Johnson Controls Inc.	3.625%	7/2/24	125	130
Johnson Controls Inc.	6.000%	1/15/36	50	62
Johnson Controls Inc.	5.250%	12/1/41	50	57
Johnson Controls Inc.	4.950%	7/2/64	50	54
Kohl's Corp.	6.250%	12/15/17	50	56
Kohl's Corp.	4.000%	11/1/21	300	319
Kohl's Corp.	6.000%	1/15/33	100	115
Lowe's Cos. Inc.	5.400%	10/15/16	150	160
Lowe's Cos. Inc.	6.100%	9/15/17	75	84
Lowe's Cos. Inc.	3.750%	4/15/21	500	542
Lowe's Cos. Inc.	3.875%	9/15/23	75	82
Lowe's Cos. Inc.	3.125%	9/15/24	100	103
Lowe's Cos. Inc.	6.875%	2/15/28	25	34
Lowe's Cos. Inc.	6.500%	3/15/29	200	262
Lowe's Cos. Inc.	5.800%	10/15/36	175	224
Lowe's Cos. Inc.	5.125%	11/15/41	375	455
Lowe's Cos. Inc.	5.000%	9/15/43	50	60
Macy's Retail Holdings Inc.	5.900%	12/1/16	107	116
Macy's Retail Holdings Inc.	7.450%	7/15/17	325	367
Macy's Retail Holdings Inc.	6.900%	4/1/29	225	293
Macy's Retail Holdings Inc.	4.500%	12/15/34	200	211
Macy's Retail Holdings Inc.	6.375%	3/15/37	125	164
Macy's Retail Holdings Inc.	5.125%	1/15/42	100	112
Magna International Inc.	3.625%	6/15/24	120	124
Marriott International Inc.	6.200%	6/15/16	25	27
Marriott International Inc.	6.375%	6/15/17	50	55
Marriott International Inc.	3.000%	3/1/19	50	52
Marriott International Inc.	3.375%	10/15/20	225	235
Marriott International Inc.	3.125%	10/15/21	50	51
MasterCard Inc.	2.000%	4/1/19	75	77
MasterCard Inc.	3.375%	4/1/24	150	158
McDonald's Corp.	5.300%	3/15/17	125	135
McDonald's Corp.	5.800%	10/15/17	325	363
McDonald's Corp.	5.350%	3/1/18	100	111
McDonald's Corp.	5.000%	2/1/19	100	113
McDonald's Corp.	1.875%	5/29/19	75	76
McDonald's Corp.	6.300%	10/15/37	50	66
McDonald's Corp.	5.700%	2/1/39	100	125
McDonald's Corp.	3.700%	2/15/42	375	371
McDonald's Corp.	3.625%	5/1/43	25	25
Metropolitan Museum of Art	3.400%	7/1/45	75	73
NIKE Inc.	3.625%	5/1/43	50	50
Nordstrom Inc.	6.250%	1/15/18	75	85
Nordstrom Inc.	4.750%	5/1/20	400	451
Nordstrom Inc.	4.000%	10/15/21	175	190
Nordstrom Inc.	5.000%	1/15/44	315	362
NVR Inc.	3.950%	9/15/22	100	105
O'Reilly Automotive Inc.	4.875%	1/14/21	25	28
O'Reilly Automotive Inc.	3.850%	6/15/23	50	52
PACCAR Financial Corp.	1.150%	8/16/16	200	202
PACCAR Financial Corp.	1.600%	3/15/17	25	25
PACCAR Financial Corp.	1.400%	11/17/17	85	86
PACCAR Financial Corp.	1.450%	3/9/18	100	101
PACCAR Financial Corp.	2.200%	9/15/19	50	51
QVC Inc.	3.125%	4/1/19	125	126

QVC Inc.	5.125%	7/2/22	25	27
QVC Inc.	4.850%	4/1/24	125	130
QVC Inc.	5.950%	3/15/43	125	128
Ralph Lauren Corp.	2.125%	9/26/18	50	51
Ross Stores Inc.	3.375%	9/15/24	50	51
Signet UK Finance plc	4.700%	6/15/24	75	77
Staples Inc.	2.750%	1/12/18	250	250
Staples Inc.	4.375%	1/12/23	100	100
Starbucks Corp.	3.850%	10/1/23	250	273
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	100	99
Starwood Hotels & Resorts Worldwide Inc.	4.500%	10/1/34	50	52
Target Corp.	5.375%	5/1/17	225	246
Target Corp.	6.000%	1/15/18	200	226
Target Corp.	2.300%	6/26/19	200	205
Target Corp.	2.900%	1/15/22	175	180
Target Corp.	3.500%	7/1/24	175	186
Target Corp.	6.350%	11/1/32	175	233
Target Corp.	6.500%	10/15/37	203	283
Target Corp.	7.000%	1/15/38	125	182
Target Corp.	4.000%	7/1/42	150	159
6 Tiffany & Co.	4.900%	10/1/44	50	51
TJX Cos. Inc.	6.950%	4/15/19	150	179
TJX Cos. Inc.	2.500%	5/15/23	300	295
Toyota Motor Credit Corp.	2.000%	9/15/16	175	178
Toyota Motor Credit Corp.	2.050%	1/12/17	450	460
Toyota Motor Credit Corp.	1.125%	5/16/17	300	301
Toyota Motor Credit Corp.	1.250%	10/5/17	175	176
Toyota Motor Credit Corp.	1.375%	1/10/18	300	301
Toyota Motor Credit Corp.	1.450%	1/12/18	100	100
Toyota Motor Credit Corp.	2.000%	10/24/18	25	25
Toyota Motor Credit Corp.	2.125%	7/18/19	500	507
Toyota Motor Credit Corp.	2.150%	3/12/20	250	252
Toyota Motor Credit Corp.	4.250%	1/11/21	125	139
Toyota Motor Credit Corp.	2.750%	5/17/21	200	206
Toyota Motor Credit Corp.	3.400%	9/15/21	75	80
Toyota Motor Credit Corp.	3.300%	1/12/22	275	291
Toyota Motor Credit Corp.	2.625%	1/10/23	200	202
VF Corp.	5.950%	11/1/17	75	84
VF Corp.	3.500%	9/1/21	200	216
VF Corp.	6.450%	11/1/37	50	69
Wal-Mart Stores Inc.	0.600%	4/11/16	150	150
Wal-Mart Stores Inc.	5.375%	4/5/17	25	27
Wal-Mart Stores Inc.	5.800%	2/15/18	425	481
Wal-Mart Stores Inc.	1.125%	4/11/18	150	150
Wal-Mart Stores Inc.	1.950%	12/15/18	75	77
Wal-Mart Stores Inc.	3.625%	7/8/20	25	27
Wal-Mart Stores Inc.	3.250%	10/25/20	325	348
Wal-Mart Stores Inc.	4.250%	4/15/21	200	224
Wal-Mart Stores Inc.	2.550%	4/11/23	150	151
Wal-Mart Stores Inc.	3.300%	4/22/24	350	370
Wal-Mart Stores Inc.	5.875%	4/5/27	725	946
Wal-Mart Stores Inc.	7.550%	2/15/30	175	264
Wal-Mart Stores Inc.	5.250%	9/1/35	150	185
Wal-Mart Stores Inc.	6.500%	8/15/37	900	1,257
Wal-Mart Stores Inc.	6.200%	4/15/38	300	408
Wal-Mart Stores Inc.	5.625%	4/15/41	475	618
Wal-Mart Stores Inc.	4.000%	4/11/43	150	158

Wal-Mart Stores Inc.	4.300%	4/22/44	300	336
Walgreen Co.	1.800%	9/15/17	175	177
Walgreen Co.	3.100%	9/15/22	200	202
Walgreen Co.	4.400%	9/15/42	75	76
Walgreens Boots Alliance Inc.	1.750%	11/17/17	200	202
Walgreens Boots Alliance Inc.	2.700%	11/18/19	350	358
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	232
Walgreens Boots Alliance Inc.	3.800%	11/18/24	275	284
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	132
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	297
Western Union Co.	5.930%	10/1/16	125	133
Western Union Co.	5.253%	4/1/20	133	147
Western Union Co.	6.200%	11/17/36	75	79
Western Union Co.	6.200%	6/21/40	200	208
Wyndham Worldwide Corp.	2.950%	3/1/17	200	204
Wyndham Worldwide Corp.	2.500%	3/1/18	50	50
Wyndham Worldwide Corp.	4.250%	3/1/22	175	182
Wyndham Worldwide Corp.	3.900%	3/1/23	50	51
Yum! Brands Inc.	6.250%	4/15/16	50	53
Yum! Brands Inc.	6.250%	3/15/18	28	31
Yum! Brands Inc.	6.875%	11/15/37	75	98
Yum! Brands Inc.	5.350%	11/1/43	75	83

Consumer Noncyclical (3.6%)
Abbott Laboratories	2.000%	3/15/20	200	201
Abbott Laboratories	4.125%	5/27/20	25	28
Abbott Laboratories	2.550%	3/15/22	250	251
Abbott Laboratories	2.950%	3/15/25	175	177
Abbott Laboratories	6.150%	11/30/37	175	239
Abbott Laboratories	6.000%	4/1/39	25	33
Abbott Laboratories	5.300%	5/27/40	300	381
AbbVie Inc.	1.750%	11/6/17	600	602
AbbVie Inc.	2.000%	11/6/18	225	226
AbbVie Inc.	2.900%	11/6/22	1,000	990
AbbVie Inc.	4.400%	11/6/42	100	103
Actavis Funding SCS	1.850%	3/1/17	225	227
Actavis Funding SCS	1.300%	6/15/17	300	298
Actavis Funding SCS	2.350%	3/12/18	400	405
Actavis Funding SCS	3.000%	3/12/20	404	412
Actavis Funding SCS	3.450%	3/15/22	507	517
Actavis Funding SCS	3.850%	6/15/24	100	103
Actavis Funding SCS	3.800%	3/15/25	535	551
Actavis Funding SCS	4.550%	3/15/35	425	444
Actavis Funding SCS	4.850%	6/15/44	395	421
Actavis Funding SCS	4.750%	3/15/45	350	371
Actavis Inc.	1.875%	10/1/17	100	100
Actavis Inc.	3.250%	10/1/22	675	674
Actavis Inc.	4.625%	10/1/42	50	51
Agilent Technologies Inc.	3.875%	7/15/23	100	103
Allergan Inc.	5.750%	4/1/16	25	26
Allergan Inc.	1.350%	3/15/18	25	25
Allergan Inc.	2.800%	3/15/23	100	96
Altria Group Inc.	9.250%	8/6/19	185	237
Altria Group Inc.	2.625%	1/14/20	600	609
Altria Group Inc.	2.850%	8/9/22	75	75
Altria Group Inc.	9.950%	11/10/38	100	172
Altria Group Inc.	10.200%	2/6/39	430	761

Altria Group Inc.	4.250%	8/9/42	150	150
Altria Group Inc.	4.500%	5/2/43	100	104
Altria Group Inc.	5.375%	1/31/44	250	291
AmerisourceBergen Corp.	4.875%	11/15/19	25	28
AmerisourceBergen Corp.	3.500%	11/15/21	300	317
AmerisourceBergen Corp.	3.250%	3/1/25	125	127
AmerisourceBergen Corp.	4.250%	3/1/45	50	52
Amgen Inc.	2.300%	6/15/16	150	152
Amgen Inc.	2.500%	11/15/16	200	205
Amgen Inc.	2.125%	5/15/17	225	229
Amgen Inc.	5.850%	6/1/17	150	165
Amgen Inc.	5.700%	2/1/19	75	86
Amgen Inc.	3.450%	10/1/20	225	237
Amgen Inc.	4.100%	6/15/21	150	163
Amgen Inc.	3.875%	11/15/21	200	215
Amgen Inc.	3.625%	5/15/22	225	237
Amgen Inc.	3.625%	5/22/24	500	524
Amgen Inc.	6.375%	6/1/37	125	162
Amgen Inc.	6.900%	6/1/38	400	552
Amgen Inc.	6.400%	2/1/39	175	227
Amgen Inc.	5.750%	3/15/40	16	19
Amgen Inc.	4.950%	10/1/41	150	168
Amgen Inc.	5.150%	11/15/41	405	463
Amgen Inc.	5.650%	6/15/42	160	196
Anheuser-Busch Cos. LLC	5.500%	1/15/18	75	83
Anheuser-Busch Cos. LLC	6.800%	8/20/32	150	205
Anheuser-Busch Cos. LLC	5.750%	4/1/36	115	143
Anheuser-Busch InBev Finance Inc.	1.125%	1/27/17	28	28
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	425	432
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	250	246
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	500	529
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	306
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	221
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	583	587
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	700	847
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	212
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	576
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	171
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	83
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	200	197
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	235
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	75	98
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	225	218
Archer-Daniels-Midland Co.	5.450%	3/15/18	75	84
Archer-Daniels-Midland Co.	4.479%	3/1/21	225	252
Archer-Daniels-Midland Co.	5.935%	10/1/32	100	129
Archer-Daniels-Midland Co.	5.375%	9/15/35	275	339
Archer-Daniels-Midland Co.	5.765%	3/1/41	50	66
Archer-Daniels-Midland Co.	4.016%	4/16/43	25	26
4 Ascension Health	4.847%	11/15/53	200	234
AstraZeneca plc	5.900%	9/15/17	550	612
AstraZeneca plc	1.950%	9/18/19	25	25
AstraZeneca plc	6.450%	9/15/37	450	612
AstraZeneca plc	4.000%	9/18/42	150	156
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	50	55
Baxter International Inc.	6.250%	12/1/37	75	101

Baxter International Inc.	3.650%	8/15/42	450	431
Beam Suntory Inc.	1.875%	5/15/17	25	25
Beam Suntory Inc.	3.250%	5/15/22	50	50
Becton Dickinson & Co.	1.800%	12/15/17	200	202
Becton Dickinson & Co.	5.000%	5/15/19	50	56
Becton Dickinson & Co.	2.675%	12/15/19	200	205
Becton Dickinson & Co.	3.250%	11/12/20	300	312
Becton Dickinson & Co.	3.125%	11/8/21	65	67
Becton Dickinson & Co.	3.734%	12/15/24	400	419
Becton Dickinson & Co.	4.685%	12/15/44	200	218
Biogen Inc.	6.875%	3/1/18	325	374
Boston Scientific Corp.	6.400%	6/15/16	250	265
Boston Scientific Corp.	2.650%	10/1/18	135	136
Boston Scientific Corp.	6.000%	1/15/20	200	231
Boston Scientific Corp.	7.000%	11/15/35	25	32
Boston Scientific Corp.	7.375%	1/15/40	50	67
Bottling Group LLC	5.500%	4/1/16	250	262
Bottling Group LLC	5.125%	1/15/19	100	113
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	265
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	265
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	135
Bristol-Myers Squibb Co.	5.875%	11/15/36	112	146
Bristol-Myers Squibb Co.	6.125%	5/1/38	50	67
Bristol-Myers Squibb Co.	3.250%	8/1/42	75	70
Bristol-Myers Squibb Co.	4.500%	3/1/44	50	57
Brown-Forman Corp.	1.000%	1/15/18	150	149
Brown-Forman Corp.	2.250%	1/15/23	50	48
Brown-Forman Corp.	3.750%	1/15/43	25	25
Bunge Ltd. Finance Corp.	8.500%	6/15/19	275	339
Campbell Soup Co.	3.050%	7/15/17	25	26
Campbell Soup Co.	4.250%	4/15/21	100	109
Campbell Soup Co.	3.300%	3/19/25	125	127
Campbell Soup Co.	3.800%	8/2/42	75	70
Cardinal Health Inc.	1.700%	3/15/18	100	100
Cardinal Health Inc.	4.625%	12/15/20	125	140
Cardinal Health Inc.	3.200%	3/15/23	150	154
Cardinal Health Inc.	4.600%	3/15/43	25	27
CareFusion Corp.	6.375%	8/1/19	50	58
CareFusion Corp.	3.300%	3/1/23	300	304
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	200	200
Celgene Corp.	1.900%	8/15/17	75	76
Celgene Corp.	2.300%	8/15/18	100	101
Celgene Corp.	2.250%	5/15/19	125	126
Celgene Corp.	3.950%	10/15/20	25	27
Celgene Corp.	3.250%	8/15/22	175	179
Celgene Corp.	4.000%	8/15/23	100	108
Celgene Corp.	3.625%	5/15/24	125	130
Celgene Corp.	5.700%	10/15/40	50	61
Celgene Corp.	5.250%	8/15/43	75	87
Celgene Corp.	4.625%	5/15/44	175	186
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	50	53
Church & Dwight Co. Inc.	2.450%	12/15/19	75	76
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	350	370
Clorox Co.	3.800%	11/15/21	100	108
Clorox Co.	3.500%	12/15/24	250	255
Coca-Cola Co.	1.800%	9/1/16	650	661
Coca-Cola Co.	1.150%	4/1/18	261	261

Coca-Cola Co.	2.450%	11/1/20	150	154
Coca-Cola Co.	3.150%	11/15/20	125	133
Coca-Cola Co.	3.300%	9/1/21	250	267
Coca-Cola Co.	3.200%	11/1/23	300	315
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	320
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	112
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	267
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	350	408
Colgate-Palmolive Co.	1.300%	1/15/17	200	202
Colgate-Palmolive Co.	1.750%	3/15/19	75	76
Colgate-Palmolive Co.	2.450%	11/15/21	75	77
Colgate-Palmolive Co.	2.100%	5/1/23	50	49
Colgate-Palmolive Co.	3.250%	3/15/24	100	105
ConAgra Foods Inc.	1.900%	1/25/18	75	75
ConAgra Foods Inc.	7.000%	4/15/19	20	23
ConAgra Foods Inc.	3.250%	9/15/22	125	125
ConAgra Foods Inc.	3.200%	1/25/23	543	534
ConAgra Foods Inc.	7.125%	10/1/26	150	192
ConAgra Foods Inc.	6.625%	8/15/39	50	64
ConAgra Foods Inc.	4.650%	1/25/43	66	66
Covidien International Finance SA	6.000%	10/15/17	225	251
Covidien International Finance SA	3.200%	6/15/22	200	208
Covidien International Finance SA	6.550%	10/15/37	175	246
CR Bard Inc.	1.375%	1/15/18	225	224
Delhaize Group SA	5.700%	10/1/40	200	220
DENTSPLY International Inc.	2.750%	8/15/16	75	76
DENTSPLY International Inc.	4.125%	8/15/21	100	107
Diageo Capital plc	1.500%	5/11/17	275	277
Diageo Capital plc	5.750%	10/23/17	25	28
Diageo Capital plc	4.828%	7/15/20	300	340
Diageo Capital plc	2.625%	4/29/23	500	495
Diageo Investment Corp.	2.875%	5/11/22	600	609
Diageo Investment Corp.	4.250%	5/11/42	75	79
Dignity Health	3.812%	11/1/24	100	105
Dignity Health	5.267%	11/1/64	100	113
Dignity Health California GO	3.125%	11/1/22	50	50
Dignity Health California GO	4.500%	11/1/42	200	210
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	70	81
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	125	128
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	75	74
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	50	49
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	25	37
Edwards Lifesciences Corp.	2.875%	10/15/18	50	51
Eli Lilly & Co.	5.200%	3/15/17	150	162
Eli Lilly & Co.	1.250%	3/1/18	200	201
Eli Lilly & Co.	1.950%	3/15/19	125	127
Eli Lilly & Co.	2.750%	6/1/25	100	100
Eli Lilly & Co.	5.500%	3/15/27	150	186
Eli Lilly & Co.	5.550%	3/15/37	150	189
Eli Lilly & Co.	4.650%	6/15/44	100	116
Eli Lilly & Co.	3.700%	3/1/45	125	125
Energizer Holdings Inc.	4.700%	5/19/21	50	53
Energizer Holdings Inc.	4.700%	5/24/22	25	26
Estee Lauder Cos. Inc.	2.350%	8/15/22	75	74
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	262
Estee Lauder Cos. Inc.	3.700%	8/15/42	25	24
Express Scripts Holding Co.	3.125%	5/15/16	100	102

Express Scripts Holding Co.	2.650%	2/15/17	350	359
Express Scripts Holding Co.	7.250%	6/15/19	50	60
Express Scripts Holding Co.	4.750%	11/15/21	150	169
Express Scripts Holding Co.	3.900%	2/15/22	100	106
Express Scripts Holding Co.	6.125%	11/15/41	175	222
Flowers Foods Inc.	4.375%	4/1/22	75	80
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	98
General Mills Inc.	5.700%	2/15/17	150	163
General Mills Inc.	1.400%	10/20/17	300	301
General Mills Inc.	5.650%	2/15/19	775	881
General Mills Inc.	2.200%	10/21/19	200	202
General Mills Inc.	3.150%	12/15/21	25	26
Gilead Sciences Inc.	2.050%	4/1/19	400	406
Gilead Sciences Inc.	2.350%	2/1/20	100	103
Gilead Sciences Inc.	4.500%	4/1/21	150	169
Gilead Sciences Inc.	4.400%	12/1/21	400	447
Gilead Sciences Inc.	3.700%	4/1/24	350	373
Gilead Sciences Inc.	3.500%	2/1/25	75	79
Gilead Sciences Inc.	5.650%	12/1/41	175	223
Gilead Sciences Inc.	4.800%	4/1/44	300	343
Gilead Sciences Inc.	4.500%	2/1/45	350	385
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	675	763
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	50
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	748
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	107
GlaxoSmithKline Capital plc	1.500%	5/8/17	525	531
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	102
Hasbro Inc.	6.300%	9/15/17	175	194
Hasbro Inc.	6.350%	3/15/40	300	357
Hershey Co.	5.450%	9/1/16	50	53
Hershey Co.	1.500%	11/1/16	100	101
Hershey Co.	4.125%	12/1/20	75	83
Hershey Co.	2.625%	5/1/23	100	100
Hormel Foods Corp.	4.125%	4/15/21	25	28
Ingredion Inc.	3.200%	11/1/15	25	25
Ingredion Inc.	4.625%	11/1/20	25	28
Ingredion Inc.	6.625%	4/15/37	25	32
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	25
6 JM Smucker Co.	1.750%	3/15/18	75	75
6 JM Smucker Co.	2.500%	3/15/20	75	76
JM Smucker Co.	3.500%	10/15/21	50	53
6 JM Smucker Co.	3.000%	3/15/22	100	101
6 JM Smucker Co.	3.500%	3/15/25	150	154
6 JM Smucker Co.	4.250%	3/15/35	150	155
6 JM Smucker Co.	4.375%	3/15/45	100	104
Johnson & Johnson	5.550%	8/15/17	500	555
Johnson & Johnson	3.375%	12/5/23	200	215
Johnson & Johnson	6.950%	9/1/29	25	36
Johnson & Johnson	4.950%	5/15/33	150	185
Johnson & Johnson	4.375%	12/5/33	200	230
Johnson & Johnson	5.950%	8/15/37	375	518
Johnson & Johnson	4.500%	9/1/40	150	177
Kaiser Foundation Hospitals	3.500%	4/1/22	50	51
Kaiser Foundation Hospitals	4.875%	4/1/42	100	116
Kellogg Co.	1.875%	11/17/16	350	356
Kellogg Co.	4.150%	11/15/19	125	136
Kellogg Co.	4.000%	12/15/20	500	541

Kimberly-Clark Corp.	6.125%	8/1/17	275	307
Kimberly-Clark Corp.	6.250%	7/15/18	50	58
Kimberly-Clark Corp.	3.625%	8/1/20	140	152
Kimberly-Clark Corp.	2.650%	3/1/25	125	125
Kimberly-Clark Corp.	6.625%	8/1/37	250	358
Koninklijke Philips NV	5.750%	3/11/18	200	223
Koninklijke Philips NV	3.750%	3/15/22	300	315
Koninklijke Philips NV	6.875%	3/11/38	175	236
Koninklijke Philips NV	5.000%	3/15/42	50	55
Kraft Foods Group Inc.	1.625%	6/4/15	50	50
Kraft Foods Group Inc.	2.250%	6/5/17	150	153
Kraft Foods Group Inc.	6.125%	8/23/18	75	85
Kraft Foods Group Inc.	5.375%	2/10/20	138	157
Kraft Foods Group Inc.	3.500%	6/6/22	150	155
Kraft Foods Group Inc.	6.875%	1/26/39	425	566
Kraft Foods Group Inc.	5.000%	6/4/42	325	362
Kroger Co.	2.200%	1/15/17	100	102
Kroger Co.	6.150%	1/15/20	75	88
Kroger Co.	3.300%	1/15/21	250	261
Kroger Co.	2.950%	11/1/21	150	153
Kroger Co.	3.400%	4/15/22	250	259
Kroger Co.	4.000%	2/1/24	175	188
Kroger Co.	7.700%	6/1/29	250	349
Kroger Co.	8.000%	9/15/29	125	176
Kroger Co.	7.500%	4/1/31	100	136
Kroger Co.	6.900%	4/15/38	75	103
Kroger Co.	5.150%	8/1/43	100	118
Laboratory Corp. of America Holdings	2.200%	8/23/17	25	25
Laboratory Corp. of America Holdings	2.500%	11/1/18	50	51
Laboratory Corp. of America Holdings	2.625%	2/1/20	50	50
Laboratory Corp. of America Holdings	3.200%	2/1/22	75	76
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
Laboratory Corp. of America Holdings	3.600%	2/1/25	150	151
Laboratory Corp. of America Holdings	4.700%	2/1/45	170	175
Life Technologies Corp.	6.000%	3/1/20	125	144
Life Technologies Corp.	5.000%	1/15/21	75	83
Lorillard Tobacco Co.	3.500%	8/4/16	50	51
Lorillard Tobacco Co.	8.125%	6/23/19	175	214
Lorillard Tobacco Co.	3.750%	5/20/23	250	255
Lorillard Tobacco Co.	7.000%	8/4/41	75	98
Mattel Inc.	1.700%	3/15/18	50	50
Mattel Inc.	2.350%	5/6/19	200	199
Mattel Inc.	3.150%	3/15/23	25	25
Mattel Inc.	5.450%	11/1/41	150	162
4 Mayo Clinic	3.774%	11/15/43	275	276
4 Mayo Clinic	4.000%	11/15/47	100	105
McCormick & Co. Inc.	3.900%	7/15/21	50	55
McKesson Corp.	2.284%	3/15/19	150	152
McKesson Corp.	4.750%	3/1/21	25	28
McKesson Corp.	3.796%	3/15/24	200	210
McKesson Corp.	6.000%	3/1/41	475	609
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	111
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	123
Medco Health Solutions Inc.	2.750%	9/15/15	300	303
Medco Health Solutions Inc.	7.125%	3/15/18	250	288
Medtronic Inc.	4.750%	9/15/15	100	102
6 Medtronic Inc.	1.500%	3/15/18	150	151

Medtronic Inc.	5.600%	3/15/19	25	29
6 Medtronic Inc.	2.500%	3/15/20	400	409
Medtronic Inc.	4.450%	3/15/20	125	139
6 Medtronic Inc.	3.150%	3/15/22	650	674
Medtronic Inc.	2.750%	4/1/23	275	276
Medtronic Inc.	3.625%	3/15/24	50	53
6 Medtronic Inc.	3.500%	3/15/25	850	889
6 Medtronic Inc.	4.375%	3/15/35	500	544
Medtronic Inc.	6.500%	3/15/39	25	34
Medtronic Inc.	5.550%	3/15/40	350	435
Medtronic Inc.	4.500%	3/15/42	21	23
Medtronic Inc.	4.000%	4/1/43	100	104
Medtronic Inc.	4.625%	3/15/44	55	61
6 Medtronic Inc.	4.625%	3/15/45	500	563
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	25
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	50	59
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	150	152
Merck & Co. Inc.	2.250%	1/15/16	400	406
Merck & Co. Inc.	1.100%	1/31/18	50	50
Merck & Co. Inc.	1.850%	2/10/20	200	201
Merck & Co. Inc.	3.875%	1/15/21	250	272
Merck & Co. Inc.	2.350%	2/10/22	125	125
Merck & Co. Inc.	2.400%	9/15/22	250	250
Merck & Co. Inc.	2.750%	2/10/25	100	100
Merck & Co. Inc.	6.500%	12/1/33	75	105
Merck & Co. Inc.	6.550%	9/15/37	125	177
Merck & Co. Inc.	3.600%	9/15/42	75	74
Merck & Co. Inc.	4.150%	5/18/43	225	241
Merck & Co. Inc.	3.700%	2/10/45	400	399
Merck Sharp & Dohme Corp.	5.000%	6/30/19	100	113
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	198
Molson Coors Brewing Co.	2.000%	5/1/17	25	25
Molson Coors Brewing Co.	3.500%	5/1/22	25	26
Molson Coors Brewing Co.	5.000%	5/1/42	100	106
Mondelez International Inc.	6.500%	8/11/17	75	84
Mondelez International Inc.	5.375%	2/10/20	210	241
Mondelez International Inc.	4.000%	2/1/24	500	541
Mondelez International Inc.	6.500%	11/1/31	100	133
Mondelez International Inc.	6.500%	2/9/40	225	310
Mylan Inc.	1.800%	6/24/16	25	25
Mylan Inc.	1.350%	11/29/16	250	250
Mylan Inc.	2.600%	6/24/18	20	20
Mylan Inc.	2.550%	3/28/19	275	277
Mylan Inc.	4.200%	11/29/23	250	266
Mylan Inc.	5.400%	11/29/43	200	232
New York & Presbyterian Hospital	4.024%	8/1/45	100	101
Newell Rubbermaid Inc.	2.050%	12/1/17	300	302
Newell Rubbermaid Inc.	4.000%	12/1/24	100	105
Novant Health Inc.	5.850%	11/1/19	150	174
Novant Health Inc.	4.371%	11/1/43	150	157
Novartis Capital Corp.	2.400%	9/21/22	75	75
Novartis Capital Corp.	3.400%	5/6/24	400	426
Novartis Capital Corp.	3.700%	9/21/42	75	78
Novartis Capital Corp.	4.400%	5/6/44	350	404
Novartis Securities Investment Ltd.	5.125%	2/10/19	650	734

NYU Hospitals Center	4.784%	7/1/44	100	111
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	100	106
Pepsi Bottling Group Inc.	7.000%	3/1/29	150	210
PepsiAmericas Inc.	5.000%	5/15/17	100	108
PepsiCo Inc.	2.500%	5/10/16	200	204
PepsiCo Inc.	1.250%	8/13/17	200	201
PepsiCo Inc.	5.000%	6/1/18	325	362
PepsiCo Inc.	7.900%	11/1/18	275	333
PepsiCo Inc.	4.500%	1/15/20	25	28
PepsiCo Inc.	3.000%	8/25/21	150	157
PepsiCo Inc.	2.750%	3/5/22	275	280
PepsiCo Inc.	5.500%	1/15/40	250	312
PepsiCo Inc.	4.875%	11/1/40	200	232
PepsiCo Inc.	4.000%	3/5/42	175	180
PepsiCo Inc.	4.250%	10/22/44	100	107
PerkinElmer Inc.	5.000%	11/15/21	75	84
Perrigo Co. plc	2.300%	11/8/18	310	313
Perrigo Co. plc	4.000%	11/15/23	200	209
Perrigo Co. plc	5.300%	11/15/43	150	170
Perrigo Finance plc	3.900%	12/15/24	200	207
Pfizer Inc.	6.200%	3/15/19	600	702
Pfizer Inc.	2.100%	5/15/19	450	458
Pfizer Inc.	3.400%	5/15/24	450	471
Pfizer Inc.	7.200%	3/15/39	275	404
Pfizer Inc.	4.400%	5/15/44	100	110
Pharmacia Corp.	6.600%	12/1/28	75	102
Philip Morris International Inc.	2.500%	5/16/16	700	715
Philip Morris International Inc.	1.625%	3/20/17	50	51
Philip Morris International Inc.	1.125%	8/21/17	75	75
Philip Morris International Inc.	1.250%	11/9/17	125	126
Philip Morris International Inc.	5.650%	5/16/18	325	367
Philip Morris International Inc.	2.625%	3/6/23	175	174
Philip Morris International Inc.	3.250%	11/10/24	225	231
Philip Morris International Inc.	6.375%	5/16/38	200	265
Philip Morris International Inc.	4.375%	11/15/41	425	452
Philip Morris International Inc.	4.500%	3/20/42	100	108
Philip Morris International Inc.	3.875%	8/21/42	25	25
Philip Morris International Inc.	4.125%	3/4/43	125	128
Philip Morris International Inc.	4.875%	11/15/43	150	171
4 Procter & Gamble - Esop	9.360%	1/1/21	272	336
Procter & Gamble Co.	1.450%	8/15/16	50	51
Procter & Gamble Co.	4.700%	2/15/19	100	112
Procter & Gamble Co.	1.900%	11/1/19	125	127
Procter & Gamble Co.	2.300%	2/6/22	425	430
Procter & Gamble Co.	6.450%	1/15/26	75	100
Procter & Gamble Co.	5.500%	2/1/34	125	164
Procter & Gamble Co.	5.550%	3/5/37	325	431
Quest Diagnostics Inc.	2.700%	4/1/19	75	76
Quest Diagnostics Inc.	2.500%	3/30/20	70	70
Quest Diagnostics Inc.	4.250%	4/1/24	100	107
Quest Diagnostics Inc.	3.500%	3/30/25	125	125
Quest Diagnostics Inc.	6.950%	7/1/37	50	65
Quest Diagnostics Inc.	4.700%	3/30/45	100	102
Reynolds American Inc.	6.750%	6/15/17	150	167
Reynolds American Inc.	3.250%	11/1/22	75	75
Reynolds American Inc.	4.850%	9/15/23	25	28

Reynolds American Inc.	7.250%	6/15/37	125	165
Reynolds American Inc.	4.750%	11/1/42	75	77
Reynolds American Inc.	6.150%	9/15/43	25	31
Sanofi	1.250%	4/10/18	275	275
Sanofi	4.000%	3/29/21	600	659
St. Jude Medical Inc.	3.250%	4/15/23	175	179
St. Jude Medical Inc.	4.750%	4/15/43	175	192
Stryker Corp.	2.000%	9/30/16	100	102
Stryker Corp.	4.375%	1/15/20	50	55
Stryker Corp.	3.375%	5/15/24	200	206
Stryker Corp.	4.375%	5/15/44	100	106
Sysco Corp.	1.450%	10/2/17	100	101
Sysco Corp.	5.250%	2/12/18	250	277
Sysco Corp.	2.350%	10/2/19	200	205
Sysco Corp.	3.000%	10/2/21	125	129
Sysco Corp.	3.500%	10/2/24	200	208
Sysco Corp.	4.350%	10/2/34	150	157
Sysco Corp.	5.375%	9/21/35	100	119
Sysco Corp.	4.500%	10/2/44	150	161
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	75	77
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	62	65
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	422	421
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	58	74
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	154	162
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	25	25
Thermo Fisher Scientific Inc.	3.200%	5/1/15	200	200
Thermo Fisher Scientific Inc.	2.250%	8/15/16	500	508
Thermo Fisher Scientific Inc.	4.500%	3/1/21	300	328
Thermo Fisher Scientific Inc.	3.300%	2/15/22	200	205
Trinity Health Corp.	4.125%	12/1/45	50	51
Tupperware Brands Corp.	4.750%	6/1/21	50	54
Tyson Foods Inc.	2.650%	8/15/19	75	77
Tyson Foods Inc.	4.500%	6/15/22	275	304
Tyson Foods Inc.	3.950%	8/15/24	100	106
Tyson Foods Inc.	4.875%	8/15/34	550	619
Tyson Foods Inc.	5.150%	8/15/44	100	117
Unilever Capital Corp.	2.200%	3/6/19	200	204
Unilever Capital Corp.	4.250%	2/10/21	200	224
Unilever Capital Corp.	5.900%	11/15/32	50	69
Whirlpool Corp.	1.350%	3/1/17	175	175
Whirlpool Corp.	1.650%	11/1/17	100	101
Whirlpool Corp.	4.000%	3/1/24	175	185
Whirlpool Corp.	3.700%	5/1/25	200	207
Wyeth LLC	5.450%	4/1/17	50	55
Wyeth LLC	6.450%	2/1/24	100	127
Wyeth LLC	6.500%	2/1/34	150	203
Wyeth LLC	6.000%	2/15/36	175	231
Wyeth LLC	5.950%	4/1/37	400	512
Zeneca Wilmington Inc.	7.000%	11/15/23	25	33
Zimmer Holdings Inc.	1.450%	4/1/17	125	125
Zimmer Holdings Inc.	2.000%	4/1/18	200	201
Zimmer Holdings Inc.	4.625%	11/30/19	50	55
Zimmer Holdings Inc.	2.700%	4/1/20	200	203
Zimmer Holdings Inc.	3.375%	11/30/21	100	103
Zimmer Holdings Inc.	3.150%	4/1/22	175	177
Zimmer Holdings Inc.	3.550%	4/1/25	250	255
Zimmer Holdings Inc.	4.250%	8/15/35	200	206

Zimmer Holdings Inc.	5.750%	11/30/39	50	60
Zimmer Holdings Inc.	4.450%	8/15/45	250	259
Zoetis Inc.	1.150%	2/1/16	25	25
Zoetis Inc.	1.875%	2/1/18	25	25
Zoetis Inc.	3.250%	2/1/23	300	299
Zoetis Inc.	4.700%	2/1/43	50	52

Energy (2.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	125	153
Anadarko Petroleum Corp.	5.950%	9/15/16	500	534
Anadarko Petroleum Corp.	6.375%	9/15/17	335	373
Anadarko Petroleum Corp.	6.450%	9/15/36	200	248
Anadarko Petroleum Corp.	7.950%	6/15/39	25	35
Anadarko Petroleum Corp.	6.200%	3/15/40	275	334
Anadarko Petroleum Corp.	4.500%	7/15/44	200	204
Apache Corp.	5.625%	1/15/17	100	108
Apache Corp.	1.750%	4/15/17	75	76
Apache Corp.	6.900%	9/15/18	300	348
Apache Corp.	3.625%	2/1/21	75	79
Apache Corp.	6.000%	1/15/37	350	419
Apache Corp.	5.100%	9/1/40	350	374
Apache Corp.	4.750%	4/15/43	200	210
Apache Corp.	4.250%	1/15/44	75	74
Baker Hughes Inc.	3.200%	8/15/21	300	308
Baker Hughes Inc.	6.875%	1/15/29	100	129
Baker Hughes Inc.	5.125%	9/15/40	275	313
Boardwalk Pipelines LP	5.500%	2/1/17	100	104
Boardwalk Pipelines LP	3.375%	2/1/23	100	92
Boardwalk Pipelines LP	4.950%	12/15/24	150	151
BP Capital Markets plc	2.248%	11/1/16	500	510
BP Capital Markets plc	1.846%	5/5/17	225	228
BP Capital Markets plc	1.375%	11/6/17	200	200
BP Capital Markets plc	1.674%	2/13/18	300	301
BP Capital Markets plc	4.750%	3/10/19	175	194
BP Capital Markets plc	2.237%	5/10/19	425	429
BP Capital Markets plc	2.315%	2/13/20	500	504
BP Capital Markets plc	4.500%	10/1/20	225	249
BP Capital Markets plc	4.742%	3/11/21	350	390
BP Capital Markets plc	3.062%	3/17/22	25	25
BP Capital Markets plc	3.245%	5/6/22	250	257
BP Capital Markets plc	2.500%	11/6/22	75	73
BP Capital Markets plc	2.750%	5/10/23	300	293
BP Capital Markets plc	3.994%	9/26/23	200	211
BP Capital Markets plc	3.814%	2/10/24	400	416
Buckeye Partners LP	2.650%	11/15/18	225	226
Buckeye Partners LP	4.150%	7/1/23	75	75
Buckeye Partners LP	5.850%	11/15/43	25	25
Burlington Resources Finance Co.	7.400%	12/1/31	175	249
Cameron International Corp.	6.375%	7/15/18	150	168
Cameron International Corp.	4.000%	12/15/23	250	257
Cameron International Corp.	3.700%	6/15/24	100	99
Cameron International Corp.	7.000%	7/15/38	100	124
Canadian Natural Resources Ltd.	6.000%	8/15/16	125	133
Canadian Natural Resources Ltd.	5.700%	5/15/17	225	244
Canadian Natural Resources Ltd.	7.200%	1/15/32	225	272
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	145
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	178

Cenovus Energy Inc.	5.700%	10/15/19	50	56
Cenovus Energy Inc.	6.750%	11/15/39	375	449
Cenovus Energy Inc.	4.450%	9/15/42	150	135
Cenovus Energy Inc.	5.200%	9/15/43	100	101
CenterPoint Energy Resources Corp.	6.150%	5/1/16	75	79
CenterPoint Energy Resources Corp.	4.500%	1/15/21	50	56
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	312
Chevron Corp.	0.889%	6/24/16	25	25
Chevron Corp.	1.345%	11/15/17	450	453
Chevron Corp.	1.104%	12/5/17	175	175
Chevron Corp.	1.365%	3/2/18	175	176
Chevron Corp.	1.718%	6/24/18	350	354
Chevron Corp.	4.950%	3/3/19	275	309
Chevron Corp.	2.193%	11/15/19	300	306
Chevron Corp.	1.961%	3/3/20	275	277
Chevron Corp.	2.411%	3/3/22	125	125
Chevron Corp.	2.355%	12/5/22	325	321
Chevron Corp.	3.191%	6/24/23	400	416
ConocoPhillips	5.750%	2/1/19	875	1,004
ConocoPhillips	5.900%	10/15/32	50	63
ConocoPhillips	5.900%	5/15/38	50	63
ConocoPhillips	6.500%	2/1/39	475	640
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	250	268
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	255
ConocoPhillips Co.	2.400%	12/15/22	250	245
ConocoPhillips Co.	3.350%	11/15/24	250	258
ConocoPhillips Co.	4.150%	11/15/34	100	106
ConocoPhillips Co.	4.300%	11/15/44	125	133
ConocoPhillips Holding Co.	6.950%	4/15/29	150	205
Continental Resources Inc.	5.000%	9/15/22	350	345
Continental Resources Inc.	4.500%	4/15/23	325	315
Continental Resources Inc.	3.800%	6/1/24	600	553
Continental Resources Inc.	4.900%	6/1/44	75	66
DCP Midstream Operating LP	2.500%	12/1/17	475	449
DCP Midstream Operating LP	2.700%	4/1/19	100	91
Devon Energy Corp.	4.000%	7/15/21	100	107
Devon Energy Corp.	3.250%	5/15/22	125	127
Devon Energy Corp.	7.950%	4/15/32	50	69
Devon Energy Corp.	5.600%	7/15/41	250	293
Devon Energy Corp.	4.750%	5/15/42	75	80
Devon Financing Corp. LLC	7.875%	9/30/31	300	409
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	84
Diamond Offshore Drilling Inc.	3.450%	11/1/23	25	24
Diamond Offshore Drilling Inc.	5.700%	10/15/39	100	93
Diamond Offshore Drilling Inc.	4.875%	11/1/43	125	105
Dominion Gas Holdings LLC	3.600%	12/15/24	200	209
Dominion Gas Holdings LLC	4.600%	12/15/44	400	432
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	150	161
El Paso Pipeline Partners Operating Co. LLC	4.300%	5/1/24	300	306
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	675	635
6 Enable Midstream Partners LP	2.400%	5/15/19	100	98
6 Enable Midstream Partners LP	3.900%	5/15/24	100	96
6 Enable Midstream Partners LP	5.000%	5/15/44	100	91
Enbridge Energy Partners LP	6.500%	4/15/18	75	84
Enbridge Energy Partners LP	9.875%	3/1/19	225	283
Enbridge Energy Partners LP	7.500%	4/15/38	150	187
Enbridge Inc.	4.500%	6/10/44	100	93

Encana Corp.	5.900%	12/1/17	225	251
Encana Corp.	6.500%	8/15/34	325	378
Encana Corp.	6.625%	8/15/37	125	146
Energy Transfer Partners LP	6.125%	2/15/17	50	54
Energy Transfer Partners LP	9.000%	4/15/19	229	283
Energy Transfer Partners LP	4.150%	10/1/20	425	446
Energy Transfer Partners LP	4.650%	6/1/21	100	107
Energy Transfer Partners LP	3.600%	2/1/23	475	471
Energy Transfer Partners LP	4.050%	3/15/25	1,000	1,009
Energy Transfer Partners LP	6.625%	10/15/36	150	178
Energy Transfer Partners LP	6.050%	6/1/41	100	110
Energy Transfer Partners LP	6.500%	2/1/42	475	549
Energy Transfer Partners LP	5.150%	3/15/45	250	252
EnLink Midstream Partners LP	2.700%	4/1/19	100	100
EnLink Midstream Partners LP	4.400%	4/1/24	50	53
EnLink Midstream Partners LP	5.600%	4/1/44	50	55
Ensco plc	4.700%	3/15/21	225	227
Enterprise Products Operating LLC	6.300%	9/15/17	125	140
Enterprise Products Operating LLC	6.650%	4/15/18	75	86
Enterprise Products Operating LLC	6.500%	1/31/19	50	58
Enterprise Products Operating LLC	2.550%	10/15/19	225	228
Enterprise Products Operating LLC	5.200%	9/1/20	300	338
Enterprise Products Operating LLC	3.350%	3/15/23	200	202
Enterprise Products Operating LLC	3.900%	2/15/24	350	365
Enterprise Products Operating LLC	3.750%	2/15/25	150	155
Enterprise Products Operating LLC	6.875%	3/1/33	175	230
Enterprise Products Operating LLC	7.550%	4/15/38	250	356
Enterprise Products Operating LLC	5.950%	2/1/41	175	212
Enterprise Products Operating LLC	4.450%	2/15/43	50	51
Enterprise Products Operating LLC	4.850%	3/15/44	300	324
Enterprise Products Operating LLC	5.100%	2/15/45	350	391
Enterprise Products Operating LLC	4.950%	10/15/54	100	107
4 Enterprise Products Operating LLC	8.375%	8/1/66	100	105
4 Enterprise Products Operating LLC	7.034%	1/15/68	225	243
EOG Resources Inc.	5.875%	9/15/17	125	139
EOG Resources Inc.	4.400%	6/1/20	100	111
EOG Resources Inc.	4.100%	2/1/21	350	380
EOG Resources Inc.	2.625%	3/15/23	450	450
EOG Resources Inc.	3.900%	4/1/35	75	77
EQT Corp.	6.500%	4/1/18	350	388
Exxon Mobil Corp.	1.305%	3/6/18	400	402
Exxon Mobil Corp.	1.912%	3/6/20	300	303
Exxon Mobil Corp.	2.397%	3/6/22	350	353
Exxon Mobil Corp.	2.709%	3/6/25	300	302
Exxon Mobil Corp.	3.567%	3/6/45	175	181
FMC Technologies Inc.	2.000%	10/1/17	100	100
FMC Technologies Inc.	3.450%	10/1/22	25	25
Halliburton Co.	1.000%	8/1/16	125	125
Halliburton Co.	2.000%	8/1/18	125	126
Halliburton Co.	6.150%	9/15/19	200	234
Halliburton Co.	3.500%	8/1/23	225	234
Halliburton Co.	6.700%	9/15/38	125	169
Halliburton Co.	7.450%	9/15/39	200	285
Halliburton Co.	4.750%	8/1/43	150	164
Hess Corp.	3.500%	7/15/24	100	100
Hess Corp.	7.875%	10/1/29	350	454
Hess Corp.	7.125%	3/15/33	100	122

Hess Corp.	6.000%	1/15/40	150	167
Hess Corp.	5.600%	2/15/41	300	329
Husky Energy Inc.	6.150%	6/15/19	100	113
Husky Energy Inc.	4.000%	4/15/24	150	152
Husky Energy Inc.	6.800%	9/15/37	50	61
Kerr-McGee Corp.	6.950%	7/1/24	250	313
Kerr-McGee Corp.	7.875%	9/15/31	50	68
Kinder Morgan Energy Partners LP	5.950%	2/15/18	300	332
Kinder Morgan Energy Partners LP	9.000%	2/1/19	350	427
Kinder Morgan Energy Partners LP	6.850%	2/15/20	850	994
Kinder Morgan Energy Partners LP	3.500%	3/1/21	125	126
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	25
Kinder Morgan Energy Partners LP	3.500%	9/1/23	125	122
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	332
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	55
Kinder Morgan Energy Partners LP	6.500%	2/1/37	450	510
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	59
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	231
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	280
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	24
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	73
Kinder Morgan Inc.	7.000%	6/15/17	150	166
Kinder Morgan Inc.	2.000%	12/1/17	125	125
Kinder Morgan Inc.	3.050%	12/1/19	200	202
Kinder Morgan Inc.	4.300%	6/1/25	200	206
Kinder Morgan Inc.	7.800%	8/1/31	90	110
Kinder Morgan Inc.	7.750%	1/15/32	165	203
Kinder Morgan Inc.	5.300%	12/1/34	175	182
Kinder Morgan Inc.	5.550%	6/1/45	275	290
Kinder Morgan Inc.	5.050%	2/15/46	350	349
Magellan Midstream Partners LP	5.650%	10/15/16	75	80
Magellan Midstream Partners LP	6.550%	7/15/19	75	88
Magellan Midstream Partners LP	4.250%	2/1/21	225	243
Magellan Midstream Partners LP	3.200%	3/15/25	125	124
Magellan Midstream Partners LP	5.150%	10/15/43	275	304
Marathon Oil Corp.	6.000%	10/1/17	125	139
Marathon Oil Corp.	5.900%	3/15/18	46	51
Marathon Oil Corp.	2.800%	11/1/22	175	170
Marathon Oil Corp.	6.800%	3/15/32	300	369
Marathon Petroleum Corp.	5.125%	3/1/21	375	422
Marathon Petroleum Corp.	4.750%	9/15/44	250	254
Murphy Oil Corp.	2.500%	12/1/17	200	197
Murphy Oil Corp.	3.700%	12/1/22	50	46
Murphy Oil Corp.	5.125%	12/1/42	125	108
Nabors Industries Inc.	6.150%	2/15/18	450	480
Nabors Industries Inc.	5.000%	9/15/20	175	174
National Oilwell Varco Inc.	1.350%	12/1/17	200	198
National Oilwell Varco Inc.	2.600%	12/1/22	25	25
National Oilwell Varco Inc.	3.950%	12/1/42	125	119
NiSource Finance Corp.	5.250%	9/15/17	150	164
NiSource Finance Corp.	6.400%	3/15/18	75	85
NiSource Finance Corp.	6.800%	1/15/19	75	88
Nisource Finance Corp.	4.450%	12/1/21	100	110
NiSource Finance Corp.	6.125%	3/1/22	75	90
NiSource Finance Corp.	6.250%	12/15/40	150	200
NiSource Finance Corp.	5.800%	2/1/42	150	191
NiSource Finance Corp.	4.800%	2/15/44	125	141

Noble Energy Inc.	8.250%	3/1/19	475	570
Noble Energy Inc.	5.250%	11/15/43	375	393
Noble Holding International Ltd.	2.500%	3/15/17	100	98
Noble Holding International Ltd.	4.900%	8/1/20	125	121
Noble Holding International Ltd.	3.950%	3/15/22	50	44
Noble Holding International Ltd.	6.200%	8/1/40	100	87
Noble Holding International Ltd.	6.050%	3/1/41	150	127
Noble Holding International Ltd.	5.250%	3/15/42	100	77
Occidental Petroleum Corp.	1.500%	2/15/18	750	749
Occidental Petroleum Corp.	4.100%	2/1/21	350	383
Occidental Petroleum Corp.	2.700%	2/15/23	350	348
Oceaneering International Inc.	4.650%	11/15/24	85	85
ONEOK Partners LP	6.150%	10/1/16	150	160
ONEOK Partners LP	2.000%	10/1/17	175	175
ONEOK Partners LP	8.625%	3/1/19	225	269
ONEOK Partners LP	3.375%	10/1/22	100	95
ONEOK Partners LP	6.650%	10/1/36	300	318
ONEOK Partners LP	6.125%	2/1/41	150	153
Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	250	279
Petro-Canada	7.875%	6/15/26	25	35
Petro-Canada	7.000%	11/15/28	100	130
Petro-Canada	5.350%	7/15/33	150	167
Petro-Canada	6.800%	5/15/38	225	298
Phillips 66	2.950%	5/1/17	350	362
Phillips 66	4.300%	4/1/22	275	300
Phillips 66	4.650%	11/15/34	200	213
Phillips 66	5.875%	5/1/42	175	208
Phillips 66	4.875%	11/15/44	150	161
Phillips 66 Partners LP	2.646%	2/15/20	35	35
Phillips 66 Partners LP	3.605%	2/15/25	125	125
Phillips 66 Partners LP	4.680%	2/15/45	50	50
Pioneer Natural Resources Co.	6.875%	5/1/18	250	283
Pioneer Natural Resources Co.	3.950%	7/15/22	200	207
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	25	28
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	93
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	550	608
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	300	302
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	325	310
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	200	203
Pride International Inc.	8.500%	6/15/19	450	536
Pride International Inc.	6.875%	8/15/20	275	313
Questar Corp.	2.750%	2/1/16	25	25
Rowan Cos. Inc.	5.000%	9/1/17	175	180
Rowan Cos. Inc.	7.875%	8/1/19	75	84
Rowan Cos. Inc.	4.750%	1/15/24	50	47
Rowan Cos. Inc.	5.850%	1/15/44	100	87
Schlumberger Investment SA	3.650%	12/1/23	225	238
SESI LLC	7.125%	12/15/21	125	129
Shell International Finance BV	1.900%	8/10/18	75	76
Shell International Finance BV	2.000%	11/15/18	800	812
Shell International Finance BV	4.300%	9/22/19	550	610

Shell International Finance BV	4.375%	3/25/20	325	363
Shell International Finance BV	3.400%	8/12/23	75	79
Shell International Finance BV	6.375%	12/15/38	475	657
Shell International Finance BV	5.500%	3/25/40	125	158
Shell International Finance BV	4.550%	8/12/43	400	453
6 Southern Natural Gas Co. LLC	5.900%	4/1/17	200	215
Southwestern Energy Co.	7.500%	2/1/18	175	197
Southwestern Energy Co.	4.100%	3/15/22	175	173
Spectra Energy Capital LLC	6.200%	4/15/18	300	333
Spectra Energy Capital LLC	6.750%	2/15/32	50	58
Spectra Energy Partners LP	2.950%	9/25/18	25	26
Spectra Energy Partners LP	3.500%	3/15/25	200	201
Spectra Energy Partners LP	4.500%	3/15/45	250	256
Suncor Energy Inc.	6.100%	6/1/18	25	28
Suncor Energy Inc.	5.950%	12/1/34	75	89
Suncor Energy Inc.	6.500%	6/15/38	825	1,061
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	49
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	75	77
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	172
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	334
Talisman Energy Inc.	7.750%	6/1/19	200	232
Talisman Energy Inc.	3.750%	2/1/21	225	222
Talisman Energy Inc.	5.850%	2/1/37	150	153
Talisman Energy Inc.	6.250%	2/1/38	125	135
Tosco Corp.	8.125%	2/15/30	100	148
Total Capital Canada Ltd.	1.450%	1/15/18	75	75
Total Capital Canada Ltd.	2.750%	7/15/23	125	125
Total Capital International SA	1.000%	8/12/16	100	100
Total Capital International SA	1.550%	6/28/17	350	354
Total Capital International SA	2.125%	1/10/19	350	356
Total Capital International SA	2.750%	6/19/21	150	153
Total Capital International SA	2.875%	2/17/22	300	306
Total Capital International SA	2.700%	1/25/23	50	50
Total Capital International SA	3.700%	1/15/24	775	820
Total Capital SA	2.125%	8/10/18	250	255
Total Capital SA	4.450%	6/24/20	375	419
Total Capital SA	4.125%	1/28/21	125	138
TransCanada PipeLines Ltd.	6.500%	8/15/18	150	172
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	186
TransCanada PipeLines Ltd.	4.625%	3/1/34	350	377
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	178
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	359
TransCanada PipeLines Ltd.	6.200%	10/15/37	475	603
TransCanada PipeLines Ltd.	5.000%	10/16/43	150	169
4 TransCanada PipeLines Ltd.	6.350%	5/15/67	275	267
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	250	281
Transocean Inc.	6.500%	11/15/20	50	42
Valero Energy Corp.	9.375%	3/15/19	100	125
Valero Energy Corp.	6.125%	2/1/20	75	87
Valero Energy Corp.	7.500%	4/15/32	725	947
Weatherford International LLC	6.350%	6/15/17	250	264
Weatherford International LLC	6.800%	6/15/37	150	142
Weatherford International Ltd.	6.000%	3/15/18	325	344
Weatherford International Ltd.	4.500%	4/15/22	125	114
Weatherford International Ltd.	6.500%	8/1/36	275	250
Weatherford International Ltd.	6.750%	9/15/40	100	94
Western Gas Partners LP	5.375%	6/1/21	300	333

Western Gas Partners LP	5.450%	4/1/44	150	161
Williams Cos. Inc.	7.500%	1/15/31	116	126
Williams Cos. Inc.	7.750%	6/15/31	185	204
Williams Cos. Inc.	5.750%	6/24/44	200	190
Williams Partners LP	5.250%	3/15/20	475	523
Williams Partners LP	4.125%	11/15/20	275	286
Williams Partners LP	3.600%	3/15/22	150	149
Williams Partners LP	3.350%	8/15/22	125	121
Williams Partners LP	3.900%	1/15/25	225	219
Williams Partners LP	6.300%	4/15/40	100	110
Williams Partners LP	5.400%	3/4/44	400	402
Williams Partners LP	5.100%	9/15/45	150	145
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	150	152
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	200	201
XTO Energy Inc.	6.250%	8/1/17	375	420

Other Industrial (0.1%)
California Institute of Technology GO	4.700%	11/1/11	50	55
Cintas Corp. No 2	6.125%	12/1/17	150	168
Cintas Corp. No 2	3.250%	6/1/22	75	77
Fluor Corp.	3.375%	9/15/21	75	78
Fluor Corp.	3.500%	12/15/24	150	155
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	200	213
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	75	80
4 Massachusetts Institute of Technology GO	3.959%	7/1/38	125	135
Massachusetts Institute of Technology GO	5.600%	7/1/11	200	275
Massachusetts Institute of Technology GO	4.678%	7/1/14	75	89
4 Northwestern University Illinois GO	4.643%	12/1/44	75	91
4 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	100	101
University of Pennsylvania GO	4.674%	9/1/12	250	279
Yale University Connecticut GO	2.086%	4/15/19	50	51

Technology (1.5%)
Adobe Systems Inc.	4.750%	2/1/20	175	196
Adobe Systems Inc.	3.250%	2/1/25	100	101
Altera Corp.	1.750%	5/15/17	50	50
Altera Corp.	2.500%	11/15/18	225	231
Altera Corp.	4.100%	11/15/23	75	80
Amphenol Corp.	1.550%	9/15/17	100	100
Amphenol Corp.	2.550%	1/30/19	200	204
Analog Devices Inc.	2.875%	6/1/23	150	149
Apple Inc.	0.450%	5/3/16	300	300
Apple Inc.	1.050%	5/5/17	450	452
Apple Inc.	1.000%	5/3/18	450	447
Apple Inc.	2.100%	5/6/19	325	332
Apple Inc.	1.550%	2/7/20	225	223
Apple Inc.	2.850%	5/6/21	1,225	1,273
Apple Inc.	2.150%	2/9/22	325	321
Apple Inc.	2.400%	5/3/23	725	716
Apple Inc.	3.450%	5/6/24	450	476
Apple Inc.	2.500%	2/9/25	100	98
Apple Inc.	3.850%	5/4/43	450	457
Apple Inc.	4.450%	5/6/44	175	195
Apple Inc.	3.450%	2/9/45	225	211
Applied Materials Inc.	4.300%	6/15/21	150	164
Applied Materials Inc.	5.850%	6/15/41	150	184
Arrow Electronics Inc.	3.000%	3/1/18	50	51

Arrow Electronics Inc.	3.500%	4/1/22	100	100
Arrow Electronics Inc.	4.500%	3/1/23	50	52
Arrow Electronics Inc.	4.000%	4/1/25	100	101
Autodesk Inc.	1.950%	12/15/17	25	25
Autodesk Inc.	3.600%	12/15/22	25	25
Avnet Inc.	5.875%	6/15/20	200	225
Baidu Inc.	2.750%	6/9/19	200	202
Baidu Inc.	3.500%	11/28/22	500	508
Broadcom Corp.	2.700%	11/1/18	50	52
Broadcom Corp.	2.500%	8/15/22	325	318
Broadridge Financial Solutions Inc.	3.950%	9/1/20	25	26
CA Inc.	5.375%	12/1/19	175	196
CA Inc.	4.500%	8/15/23	75	80
Cadence Design Systems Inc.	4.375%	10/15/24	100	104
Cisco Systems Inc.	1.100%	3/3/17	100	101
Cisco Systems Inc.	3.150%	3/14/17	50	52
Cisco Systems Inc.	4.950%	2/15/19	475	535
Cisco Systems Inc.	2.125%	3/1/19	600	612
Cisco Systems Inc.	4.450%	1/15/20	825	924
Cisco Systems Inc.	2.900%	3/4/21	75	79
Cisco Systems Inc.	3.625%	3/4/24	125	135
Cisco Systems Inc.	5.900%	2/15/39	200	257
Cisco Systems Inc.	5.500%	1/15/40	275	340
Computer Sciences Corp.	6.500%	3/15/18	50	55
Corning Inc.	6.625%	5/15/19	25	29
Corning Inc.	3.700%	11/15/23	200	212
Corning Inc.	4.700%	3/15/37	225	241
Corning Inc.	5.750%	8/15/40	75	91
Dun & Bradstreet Corp.	4.375%	12/1/22	50	53
EMC Corp.	1.875%	6/1/18	460	465
EMC Corp.	2.650%	6/1/20	165	170
EMC Corp.	3.375%	6/1/23	220	229
Equifax Inc.	6.300%	7/1/17	25	28
Fidelity National Information Services Inc.	2.000%	4/15/18	25	25
Fidelity National Information Services Inc.	5.000%	3/15/22	50	53
Fidelity National Information Services Inc.	3.500%	4/15/23	650	652
Fiserv Inc.	3.125%	10/1/15	50	51
Fiserv Inc.	6.800%	11/20/17	150	170
Fiserv Inc.	3.500%	10/1/22	150	155
Google Inc.	2.125%	5/19/16	25	25
Google Inc.	3.625%	5/19/21	150	163
Harris Corp.	4.400%	12/15/20	50	54
Harris Corp.	6.150%	12/15/40	75	93
Hewlett-Packard Co.	3.000%	9/15/16	150	154
Hewlett-Packard Co.	3.300%	12/9/16	50	52
Hewlett-Packard Co.	2.600%	9/15/17	150	154
Hewlett-Packard Co.	5.500%	3/1/18	75	83
Hewlett-Packard Co.	3.750%	12/1/20	325	340
Hewlett-Packard Co.	4.300%	6/1/21	850	912
Hewlett-Packard Co.	4.375%	9/15/21	200	215
Hewlett-Packard Co.	4.650%	12/9/21	350	383
Hewlett-Packard Co.	6.000%	9/15/41	100	111
Ingram Micro Inc.	4.950%	12/15/24	250	259
Intel Corp.	1.950%	10/1/16	100	102
Intel Corp.	1.350%	12/15/17	775	780
Intel Corp.	3.300%	10/1/21	100	106
Intel Corp.	2.700%	12/15/22	275	277

Intel Corp.	4.000%	12/15/32	150	157
Intel Corp.	4.800%	10/1/41	475	534
Intel Corp.	4.250%	12/15/42	325	339
International Business Machines Corp.	2.000%	1/5/16	25	25
International Business Machines Corp.	5.700%	9/14/17	2,150	2,388
International Business Machines Corp.	1.950%	2/12/19	225	228
International Business Machines Corp.	1.625%	5/15/20	25	25
International Business Machines Corp.	3.375%	8/1/23	50	52
International Business Machines Corp.	3.625%	2/12/24	400	425
International Business Machines Corp.	7.000%	10/30/25	300	404
International Business Machines Corp.	6.220%	8/1/27	75	96
International Business Machines Corp.	6.500%	1/15/28	75	99
International Business Machines Corp.	5.600%	11/30/39	98	121
International Business Machines Corp.	4.000%	6/20/42	68	68
Jabil Circuit Inc.	5.625%	12/15/20	100	109
Juniper Networks Inc.	3.300%	6/15/20	200	203
Juniper Networks Inc.	4.600%	3/15/21	50	53
Juniper Networks Inc.	4.350%	6/15/25	50	51
Juniper Networks Inc.	5.950%	3/15/41	25	26
6 Keysight Technologies Inc.	3.300%	10/30/19	100	101
6 Keysight Technologies Inc.	4.550%	10/30/24	100	101
KLA-Tencor Corp.	2.375%	11/1/17	100	102
KLA-Tencor Corp.	4.125%	11/1/21	300	316
KLA-Tencor Corp.	4.650%	11/1/24	200	210
Lam Research Corp.	2.750%	3/15/20	100	101
Lam Research Corp.	3.800%	3/15/25	100	101
Lender Processing Services Inc / Black Knight
Lending Solutions Inc	5.750%	4/15/23	100	106
Lexmark International Inc.	6.650%	6/1/18	150	166
Maxim Integrated Products Inc.	3.375%	3/15/23	25	25
Microsoft Corp.	1.625%	9/25/15	150	151
Microsoft Corp.	1.000%	5/1/18	200	200
Microsoft Corp.	4.200%	6/1/19	25	28
Microsoft Corp.	3.000%	10/1/20	225	239
Microsoft Corp.	2.375%	2/12/22	250	252
Microsoft Corp.	2.125%	11/15/22	200	198
Microsoft Corp.	2.375%	5/1/23	250	250
Microsoft Corp.	3.625%	12/15/23	300	326
Microsoft Corp.	2.700%	2/12/25	250	251
Microsoft Corp.	3.500%	2/12/35	250	249
Microsoft Corp.	5.200%	6/1/39	25	31
Microsoft Corp.	4.500%	10/1/40	100	112
Microsoft Corp.	5.300%	2/8/41	50	62
Microsoft Corp.	3.500%	11/15/42	280	270
Microsoft Corp.	3.750%	5/1/43	45	45
Microsoft Corp.	3.750%	2/12/45	275	276
Microsoft Corp.	4.000%	2/12/55	400	399
Motorola Solutions Inc.	3.750%	5/15/22	250	256
Motorola Solutions Inc.	7.500%	5/15/25	50	62
Motorola Solutions Inc.	5.500%	9/1/44	100	109
NetApp Inc.	3.375%	6/15/21	300	307
Oracle Corp.	1.200%	10/15/17	325	326
Oracle Corp.	5.750%	4/15/18	300	339
Oracle Corp.	2.375%	1/15/19	225	231
Oracle Corp.	5.000%	7/8/19	550	621
Oracle Corp.	2.250%	10/8/19	225	229
Oracle Corp.	2.500%	10/15/22	515	515

Oracle Corp.	3.400%	7/8/24	450	474
Oracle Corp.	4.300%	7/8/34	300	326
Oracle Corp.	6.500%	4/15/38	200	275
Oracle Corp.	6.125%	7/8/39	150	199
Oracle Corp.	5.375%	7/15/40	600	734
Oracle Corp.	4.500%	7/8/44	200	221
Pitney Bowes Inc.	4.625%	3/15/24	50	52
Seagate HDD Cayman	3.750%	11/15/18	200	208
Seagate HDD Cayman	4.750%	6/1/23	150	157
6 Seagate HDD Cayman	4.750%	1/1/25	500	517
6 Seagate HDD Cayman	5.750%	12/1/34	200	215
Symantec Corp.	2.750%	6/15/17	175	178
Symantec Corp.	4.200%	9/15/20	50	53
Symantec Corp.	3.950%	6/15/22	175	180
Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	150	161
Texas Instruments Inc.	2.375%	5/16/16	75	77
Texas Instruments Inc.	1.650%	8/3/19	525	522
Total System Services Inc.	2.375%	6/1/18	75	75
Trimble Navigation Ltd.	4.750%	12/1/24	75	79
Tyco Electronics Group SA	6.550%	10/1/17	75	84
Tyco Electronics Group SA	2.350%	8/1/19	50	51
Tyco Electronics Group SA	3.500%	2/3/22	100	104
Tyco Electronics Group SA	3.450%	8/1/24	100	104
Tyco Electronics Group SA	7.125%	10/1/37	200	282
Verisk Analytics Inc.	4.125%	9/12/22	375	391
Xerox Corp.	6.750%	2/1/17	100	109
Xerox Corp.	2.950%	3/15/17	500	515
Xerox Corp.	6.350%	5/15/18	175	198
Xerox Corp.	5.625%	12/15/19	25	28
Xerox Corp.	2.800%	5/15/20	75	76
Xerox Corp.	3.800%	5/15/24	50	50
Xerox Corp.	6.750%	12/15/39	175	217
Xilinx Inc.	2.125%	3/15/19	100	101
Xilinx Inc.	3.000%	3/15/21	100	103

Transportation (0.6%)
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	28	29
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	229	249
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	200	202
4 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	50	50
Burlington Northern Santa Fe LLC	5.650%	5/1/17	100	109
Burlington Northern Santa Fe LLC	5.750%	3/15/18	100	112
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	155
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	155
Burlington Northern Santa Fe LLC	3.000%	3/15/23	125	127
Burlington Northern Santa Fe LLC	3.850%	9/1/23	125	135
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	214
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	157
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	101
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	165
Burlington Northern Santa Fe LLC	5.050%	3/1/41	225	261
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	301
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	267

Burlington Northern Santa Fe LLC	4.375%	9/1/42	100	106
Burlington Northern Santa Fe LLC	4.450%	3/15/43	75	81
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	147
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	115
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	164
Burlington Northern Santa Fe LLC	4.150%	4/1/45	100	104
Canadian National Railway Co.	5.800%	6/1/16	100	106
Canadian National Railway Co.	5.550%	3/1/19	100	114
Canadian National Railway Co.	2.850%	12/15/21	200	207
Canadian National Railway Co.	6.200%	6/1/36	75	101
Canadian National Railway Co.	6.375%	11/15/37	100	139
Canadian Pacific Railway Co.	7.250%	5/15/19	150	180
Canadian Pacific Railway Co.	4.450%	3/15/23	225	250
Canadian Pacific Railway Co.	7.125%	10/15/31	100	139
Canadian Pacific Railway Co.	5.950%	5/15/37	450	584
Canadian Pacific Railway Ltd.	5.750%	1/15/42	225	294
Con-way Inc.	7.250%	1/15/18	25	28
Con-way Inc.	6.700%	5/1/34	150	172
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	116	134
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	509	540
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	95	100
CSX Corp.	5.600%	5/1/17	175	190
CSX Corp.	6.250%	3/15/18	375	425
CSX Corp.	7.375%	2/1/19	425	510
CSX Corp.	6.220%	4/30/40	152	206
CSX Corp.	5.500%	4/15/41	225	280
CSX Corp.	4.750%	5/30/42	275	314
CSX Corp.	4.100%	3/15/44	100	104
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	151	178
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	198	228
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	85	91
FedEx Corp.	8.000%	1/15/19	100	121
FedEx Corp.	2.625%	8/1/22	75	75
FedEx Corp.	4.000%	1/15/24	125	135
FedEx Corp.	3.875%	8/1/42	100	97
FedEx Corp.	4.100%	4/15/43	75	75
FedEx Corp.	5.100%	1/15/44	100	116
FedEx Corp.	4.500%	2/1/65	100	100
4 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	68	69
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	25	25
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	100	99
Kansas City Southern Railway Co.	4.300%	5/15/43	75	79
Norfolk Southern Corp.	7.700%	5/15/17	450	509
Norfolk Southern Corp.	5.750%	4/1/18	100	112
Norfolk Southern Corp.	5.900%	6/15/19	175	202
Norfolk Southern Corp.	2.903%	2/15/23	48	48
Norfolk Southern Corp.	7.800%	5/15/27	60	85
Norfolk Southern Corp.	4.837%	10/1/41	313	360
Norfolk Southern Corp.	6.000%	5/23/11	240	306
Ryder System Inc.	5.850%	11/1/16	25	27

Ryder System Inc.	2.450%	11/15/18	250	254
Ryder System Inc.	2.350%	2/26/19	350	353
Ryder System Inc.	2.550%	6/1/19	300	304
Southwest Airlines Co.	5.750%	12/15/16	75	80
Southwest Airlines Co.	2.750%	11/6/19	75	77
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	36	41
Trinity Industries Inc.	4.550%	10/1/24	50	50
Union Pacific Corp.	4.163%	7/15/22	659	738
Union Pacific Corp.	3.250%	1/15/25	100	105
Union Pacific Corp.	3.375%	2/1/35	100	98
Union Pacific Corp.	4.750%	9/15/41	350	408
Union Pacific Corp.	4.750%	12/15/43	100	117
Union Pacific Corp.	4.821%	2/1/44	150	178
Union Pacific Corp.	3.875%	2/1/55	175	171
4 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	98	105
4 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	200	212
United Parcel Service Inc.	5.500%	1/15/18	175	196
United Parcel Service Inc.	5.125%	4/1/19	100	114
United Parcel Service Inc.	3.125%	1/15/21	250	266
United Parcel Service Inc.	2.450%	10/1/22	450	452
United Parcel Service Inc.	6.200%	1/15/38	203	277
United Parcel Service Inc.	3.625%	10/1/42	25	25
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	194	202
4 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	45	49
				424,994
Utilities (2.0%)
Electric (1.9%)
AEP Texas Central Co.	6.650%	2/15/33	200	268
Alabama Power Co.	5.500%	10/15/17	225	249
Alabama Power Co.	5.200%	6/1/41	175	218
Alabama Power Co.	3.850%	12/1/42	25	26
Alabama Power Co.	4.150%	8/15/44	75	81
Alabama Power Co.	3.750%	3/1/45	150	153
Ameren Illinois Co.	6.125%	11/15/17	25	28
Ameren Illinois Co.	2.700%	9/1/22	500	507
American Electric Power Co. Inc.	1.650%	12/15/17	150	151
American Electric Power Co. Inc.	2.950%	12/15/22	25	25
Appalachian Power Co.	4.600%	3/30/21	50	56
Appalachian Power Co.	6.700%	8/15/37	250	346
Arizona Public Service Co.	8.750%	3/1/19	200	252
Arizona Public Service Co.	3.350%	6/15/24	50	53
Arizona Public Service Co.	4.500%	4/1/42	25	28
Arizona Public Service Co.	4.700%	1/15/44	100	116
Atlantic City Electric Co.	7.750%	11/15/18	100	121
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	374
Berkshire Hathaway Energy Co.	5.750%	4/1/18	575	646
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	126
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	107
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	104
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	287
Berkshire Hathaway Energy Co.	6.500%	9/15/37	50	68
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	179

Berkshire Hathaway Energy Co.	4.500%	2/1/45	100	109
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	71
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	50	57
CenterPoint Energy Inc.	6.500%	5/1/18	200	228
Cleco Power LLC	6.000%	12/1/40	100	125
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	271
CMS Energy Corp.	8.750%	6/15/19	200	251
CMS Energy Corp.	3.875%	3/1/24	25	27
CMS Energy Corp.	4.700%	3/31/43	125	141
Commonwealth Edison Co.	5.950%	8/15/16	125	133
Commonwealth Edison Co.	6.150%	9/15/17	325	363
Commonwealth Edison Co.	5.800%	3/15/18	75	85
Commonwealth Edison Co.	4.000%	8/1/20	25	27
Commonwealth Edison Co.	5.900%	3/15/36	50	65
Commonwealth Edison Co.	6.450%	1/15/38	175	247
Commonwealth Edison Co.	4.600%	8/15/43	300	349
Commonwealth Edison Co.	4.700%	1/15/44	175	208
Commonwealth Edison Co.	3.700%	3/1/45	300	304
Connecticut Light & Power Co.	2.500%	1/15/23	125	124
Connecticut Light & Power Co.	4.300%	4/15/44	500	560
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	550	652
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	242
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	357
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	101
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	222
Constellation Energy Group Inc.	5.150%	12/1/20	200	226
Consumers Energy Co.	5.500%	8/15/16	50	53
Consumers Energy Co.	5.650%	9/15/18	275	314
Consumers Energy Co.	3.375%	8/15/23	275	292
Consumers Energy Co.	3.950%	5/15/43	75	79
Consumers Energy Co.	4.350%	8/31/64	50	54
Delmarva Power & Light Co.	3.500%	11/15/23	25	27
Delmarva Power & Light Co.	4.000%	6/1/42	50	53
Dominion Resources Inc.	6.400%	6/15/18	342	391
Dominion Resources Inc.	2.500%	12/1/19	50	51
Dominion Resources Inc.	3.625%	12/1/24	50	52
Dominion Resources Inc.	6.300%	3/15/33	100	126
Dominion Resources Inc.	5.950%	6/15/35	225	274
Dominion Resources Inc.	4.050%	9/15/42	100	99
Dominion Resources Inc.	4.700%	12/1/44	175	196
4 Dominion Resources Inc.	5.750%	10/1/54	100	107
DTE Electric Co.	3.900%	6/1/21	100	110
DTE Electric Co.	2.650%	6/15/22	225	228
DTE Electric Co.	3.650%	3/15/24	175	189
DTE Electric Co.	3.375%	3/1/25	225	237
DTE Electric Co.	3.950%	6/15/42	50	53
DTE Electric Co.	4.000%	4/1/43	225	239
DTE Energy Co.	2.400%	12/1/19	300	305
Duke Energy Carolinas LLC	4.300%	6/15/20	250	279
Duke Energy Carolinas LLC	3.900%	6/15/21	500	552
Duke Energy Carolinas LLC	6.000%	12/1/28	125	161
Duke Energy Carolinas LLC	6.100%	6/1/37	100	133
Duke Energy Carolinas LLC	6.000%	1/15/38	25	34
Duke Energy Carolinas LLC	6.050%	4/15/38	25	34
Duke Energy Carolinas LLC	5.300%	2/15/40	100	127
Duke Energy Carolinas LLC	4.000%	9/30/42	75	80
Duke Energy Corp.	2.100%	6/15/18	75	76

Duke Energy Corp.	5.050%	9/15/19	250	282
Duke Energy Corp.	3.050%	8/15/22	75	77
Duke Energy Corp.	3.750%	4/15/24	325	347
Duke Energy Florida Inc.	5.650%	6/15/18	75	85
Duke Energy Florida Inc.	6.350%	9/15/37	225	319
Duke Energy Florida Inc.	6.400%	6/15/38	200	284
Duke Energy Florida Inc.	3.850%	11/15/42	200	209
Duke Energy Indiana Inc.	3.750%	7/15/20	25	27
Duke Energy Indiana Inc.	6.350%	8/15/38	225	317
Duke Energy Indiana Inc.	4.200%	3/15/42	400	436
Duke Energy Progress Inc.	5.300%	1/15/19	175	198
Duke Energy Progress Inc.	4.375%	3/30/44	550	624
El Paso Electric Co.	6.000%	5/15/35	50	63
Entergy Arkansas Inc.	3.750%	2/15/21	75	80
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	200	226
Entergy Louisiana LLC	5.400%	11/1/24	475	566
Entergy Louisiana LLC	4.950%	1/15/45	100	104
Entergy Texas Inc.	7.125%	2/1/19	325	387
Eversource Energy	1.450%	5/1/18	100	99
Eversource Energy	4.500%	11/15/19	75	83
Eversource Energy	3.150%	1/15/25	125	126
Exelon Generation Co. LLC	6.200%	10/1/17	125	138
Exelon Generation Co. LLC	2.950%	1/15/20	400	407
Exelon Generation Co. LLC	4.000%	10/1/20	225	238
Exelon Generation Co. LLC	5.600%	6/15/42	205	234
FirstEnergy Solutions Corp.	6.800%	8/15/39	125	134
Florida Power & Light Co.	5.550%	11/1/17	75	83
Florida Power & Light Co.	5.625%	4/1/34	25	32
Florida Power & Light Co.	5.400%	9/1/35	75	95
Florida Power & Light Co.	6.200%	6/1/36	50	70
Florida Power & Light Co.	5.650%	2/1/37	100	131
Florida Power & Light Co.	5.850%	5/1/37	25	34
Florida Power & Light Co.	5.960%	4/1/39	475	645
Florida Power & Light Co.	3.800%	12/15/42	150	156
Georgia Power Co.	3.000%	4/15/16	575	589
Georgia Power Co.	5.400%	6/1/40	300	375
Georgia Power Co.	4.300%	3/15/43	100	109
Iberdrola International BV	6.750%	7/15/36	75	98
Indiana Michigan Power Co.	7.000%	3/15/19	100	119
Indiana Michigan Power Co.	6.050%	3/15/37	200	258
4 Integrys Energy Group Inc.	6.110%	12/1/66	150	148
Interstate Power & Light Co.	3.250%	12/1/24	50	52
Interstate Power & Light Co.	6.250%	7/15/39	50	71
ITC Holdings Corp.	4.050%	7/1/23	75	80
ITC Holdings Corp.	5.300%	7/1/43	50	59
Jersey Central Power & Light Co.	5.625%	5/1/16	125	131
Jersey Central Power & Light Co.	5.650%	6/1/17	250	271
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	72	83
Kansas City Power & Light Co.	6.050%	11/15/35	50	66
Kansas City Power & Light Co.	5.300%	10/1/41	100	118
Kentucky Utilities Co.	3.250%	11/1/20	50	53
Kentucky Utilities Co.	5.125%	11/1/40	125	155
Kentucky Utilities Co.	4.650%	11/15/43	250	296
LG&E & KU Energy LLC	3.750%	11/15/20	100	106
Louisville Gas & Electric Co.	5.125%	11/15/40	125	158
Louisville Gas & Electric Co.	4.650%	11/15/43	25	30
MidAmerican Energy Co.	5.300%	3/15/18	50	56

MidAmerican Energy Co.	6.750%	12/30/31	125	174
MidAmerican Energy Co.	5.750%	11/1/35	125	162
Mississippi Power Co.	4.250%	3/15/42	150	157
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	250	273
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	200	223
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	175	178
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	300	300
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	375	381
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	104	111
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	25
Nevada Power Co.	7.125%	3/15/19	550	659
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	425	430
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	625	655
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	75	74
4 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	75	75
Northern States Power Co.	5.250%	3/1/18	175	195
Northern States Power Co.	6.250%	6/1/36	50	70
Northern States Power Co.	6.200%	7/1/37	50	70
Northern States Power Co.	5.350%	11/1/39	175	227
NorthWestern Corp.	4.176%	11/15/44	75	82
NSTAR Electric Co.	5.625%	11/15/17	150	167
NSTAR Electric Co.	2.375%	10/15/22	150	148
NSTAR Electric Co.	5.500%	3/15/40	75	96
Oglethorpe Power Corp.	6.100%	3/15/19	75	86
Oglethorpe Power Corp.	5.950%	11/1/39	50	64
Oglethorpe Power Corp.	5.375%	11/1/40	125	152
Ohio Power Co.	6.000%	6/1/16	75	79
Oklahoma Gas & Electric Co.	5.850%	6/1/40	100	131
Oklahoma Gas & Electric Co.	3.900%	5/1/43	50	52
Oklahoma Gas & Electric Co.	4.000%	12/15/44	150	159
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	193
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	125	185
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	225	345
Pacific Gas & Electric Co.	5.625%	11/30/17	150	166
Pacific Gas & Electric Co.	8.250%	10/15/18	200	244
Pacific Gas & Electric Co.	3.250%	6/15/23	300	311
Pacific Gas & Electric Co.	3.750%	2/15/24	50	53
Pacific Gas & Electric Co.	3.400%	8/15/24	50	52
Pacific Gas & Electric Co.	6.050%	3/1/34	625	817
Pacific Gas & Electric Co.	6.350%	2/15/38	100	136
Pacific Gas & Electric Co.	5.400%	1/15/40	250	309
Pacific Gas & Electric Co.	4.450%	4/15/42	225	247
Pacific Gas & Electric Co.	4.600%	6/15/43	375	420
Pacific Gas & Electric Co.	4.750%	2/15/44	150	174
PacifiCorp	5.650%	7/15/18	100	113
PacifiCorp	3.600%	4/1/24	125	134
PacifiCorp	7.700%	11/15/31	600	904
PacifiCorp	5.250%	6/15/35	100	122
Peco Energy Co.	5.350%	3/1/18	50	56
Peco Energy Co.	2.375%	9/15/22	75	75

Pennsylvania Electric Co.	6.050%	9/1/17	75	83
Pepco Holdings Inc.	2.700%	10/1/15	175	176
PG&E Corp.	2.400%	3/1/19	100	101
Potomac Electric Power Co.	6.500%	11/15/37	100	141
PPL Capital Funding Inc.	1.900%	6/1/18	50	50
PPL Capital Funding Inc.	3.500%	12/1/22	115	120
PPL Capital Funding Inc.	3.400%	6/1/23	100	103
PPL Capital Funding Inc.	3.950%	3/15/24	50	54
PPL Capital Funding Inc.	4.700%	6/1/43	25	28
PPL Capital Funding Inc.	5.000%	3/15/44	100	118
PPL Electric Utilities Corp.	3.000%	9/15/21	125	130
PPL Electric Utilities Corp.	4.125%	6/15/44	50	55
Progress Energy Inc.	7.050%	3/15/19	400	477
Progress Energy Inc.	3.150%	4/1/22	25	26
Progress Energy Inc.	7.000%	10/30/31	119	161
Progress Energy Inc.	6.000%	12/1/39	25	33
PSEG Power LLC	8.625%	4/15/31	381	561
Public Service Co. of Colorado	5.125%	6/1/19	275	313
Public Service Co. of Colorado	3.200%	11/15/20	25	27
Public Service Co. of Colorado	6.250%	9/1/37	25	36
Public Service Co. of Colorado	4.750%	8/15/41	75	90
Public Service Co. of Colorado	3.600%	9/15/42	175	177
Public Service Co. of New Hampshire	3.500%	11/1/23	50	53
Public Service Co. of Oklahoma	6.625%	11/15/37	200	275
Public Service Electric & Gas Co.	5.300%	5/1/18	75	84
Public Service Electric & Gas Co.	2.300%	9/15/18	125	128
Public Service Electric & Gas Co.	1.800%	6/1/19	50	50
Public Service Electric & Gas Co.	3.050%	11/15/24	100	103
Public Service Electric & Gas Co.	5.800%	5/1/37	75	100
Public Service Electric & Gas Co.	4.000%	6/1/44	500	540
Puget Energy Inc.	6.500%	12/15/20	75	90
Puget Energy Inc.	6.000%	9/1/21	100	118
Puget Sound Energy Inc.	5.483%	6/1/35	25	32
Puget Sound Energy Inc.	6.274%	3/15/37	125	172
Puget Sound Energy Inc.	5.757%	10/1/39	75	100
Puget Sound Energy Inc.	5.764%	7/15/40	100	133
Puget Sound Energy Inc.	4.434%	11/15/41	150	169
San Diego Gas & Electric Co.	5.350%	5/15/35	25	31
San Diego Gas & Electric Co.	5.350%	5/15/40	50	65
San Diego Gas & Electric Co.	4.500%	8/15/40	150	174
San Diego Gas & Electric Co.	3.950%	11/15/41	175	189
San Diego Gas & Electric Co.	4.300%	4/1/42	50	56
SCANA Corp.	4.750%	5/15/21	125	136
SCANA Corp.	4.125%	2/1/22	200	210
Sierra Pacific Power Co.	6.000%	5/15/16	100	106
Sierra Pacific Power Co.	3.375%	8/15/23	50	52
Sierra Pacific Power Co.	6.750%	7/1/37	150	213
South Carolina Electric & Gas Co.	6.500%	11/1/18	200	235
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	33
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	125
South Carolina Electric & Gas Co.	4.500%	6/1/64	50	54
Southern California Edison Co.	1.125%	5/1/17	50	50
Southern California Edison Co.	3.875%	6/1/21	275	302
4 Southern California Edison Co.	1.845%	2/1/22	100	100
Southern California Edison Co.	2.400%	2/1/22	300	300
Southern California Edison Co.	3.500%	10/1/23	175	187
Southern California Edison Co.	6.650%	4/1/29	75	101

Southern California Edison Co.	6.000%	1/15/34	50	67
Southern California Edison Co.	5.750%	4/1/35	75	99
Southern California Edison Co.	5.350%	7/15/35	100	124
Southern California Edison Co.	5.625%	2/1/36	125	162
Southern California Edison Co.	5.950%	2/1/38	200	268
Southern California Edison Co.	4.500%	9/1/40	75	85
Southern California Edison Co.	4.050%	3/15/42	125	134
Southern California Edison Co.	4.650%	10/1/43	175	205
Southern Co.	1.300%	8/15/17	75	75
Southern Co.	2.150%	9/1/19	50	50
Southern Power Co.	5.150%	9/15/41	100	117
Southwestern Electric Power Co.	6.450%	1/15/19	100	117
Southwestern Electric Power Co.	3.550%	2/15/22	25	26
Southwestern Electric Power Co.	6.200%	3/15/40	50	67
Southwestern Electric Power Co.	3.900%	4/1/45	100	98
Southwestern Public Service Co.	4.500%	8/15/41	100	115
Tampa Electric Co.	6.100%	5/15/18	100	114
Tampa Electric Co.	2.600%	9/15/22	75	74
Tampa Electric Co.	6.550%	5/15/36	100	142
Tampa Electric Co.	4.100%	6/15/42	50	54
TECO Finance Inc.	4.000%	3/15/16	50	51
TECO Finance Inc.	5.150%	3/15/20	50	57
Toledo Edison Co.	6.150%	5/15/37	100	125
TransAlta Corp.	6.650%	5/15/18	250	278
TransAlta Corp.	4.500%	11/15/22	100	99
6 Tri-State Generation & Transmission
Association Inc.	3.700%	11/1/24	50	53
6 Tri-State Generation & Transmission
Association Inc.	4.700%	11/1/44	25	28
Tucson Electric Power Co.	5.150%	11/15/21	50	57
6 Tucson Electric Power Co.	3.050%	3/15/25	50	50
UIL Holdings Corp.	4.625%	10/1/20	75	81
Union Electric Co.	3.500%	4/15/24	225	240
Union Electric Co.	8.450%	3/15/39	150	264
Virginia Electric & Power Co.	3.450%	2/15/24	50	53
Virginia Electric & Power Co.	6.000%	1/15/36	125	166
Virginia Electric & Power Co.	6.000%	5/15/37	100	134
Virginia Electric & Power Co.	6.350%	11/30/37	50	71
Virginia Electric & Power Co.	4.000%	1/15/43	250	264
Virginia Electric & Power Co.	4.650%	8/15/43	125	146
Virginia Electric and Power Co.	4.450%	2/15/44	675	761
Westar Energy Inc.	4.125%	3/1/42	200	214
Westar Energy Inc.	4.100%	4/1/43	50	54
Westar Energy Inc.	4.625%	9/1/43	25	29
Western Massachusetts Electric Co.	3.500%	9/15/21	75	80
Wisconsin Electric Power Co.	4.250%	6/1/44	300	338
4 Wisconsin Energy Corp.	6.250%	5/15/67	150	150
Wisconsin Power & Light Co.	5.000%	7/15/19	50	56
Wisconsin Power & Light Co.	2.250%	11/15/22	75	74
Wisconsin Power & Light Co.	6.375%	8/15/37	100	139
Wisconsin Power & Light Co.	4.100%	10/15/44	75	81
Xcel Energy Inc.	5.613%	4/1/17	78	85
Xcel Energy Inc.	4.700%	5/15/20	100	111

Natural Gas (0.1%)
AGL Capital Corp.	3.500%	9/15/21	325	344
AGL Capital Corp.	5.875%	3/15/41	75	98

AGL Capital Corp.	4.400%	6/1/43	50	54
Atmos Energy Corp.	8.500%	3/15/19	75	93
Atmos Energy Corp.	5.500%	6/15/41	300	384
British Transco Finance Inc.	6.625%	6/1/18	50	58
KeySpan Corp.	8.000%	11/15/30	75	107
Laclede Group Inc.	4.700%	8/15/44	100	109
National Fuel Gas Co.	3.750%	3/1/23	275	277
ONE Gas Inc.	2.070%	2/1/19	75	76
ONE Gas Inc.	4.658%	2/1/44	25	29
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	60
Sempra Energy	6.500%	6/1/16	300	319
Sempra Energy	6.150%	6/15/18	548	625
Sempra Energy	2.875%	10/1/22	100	100
Sempra Energy	6.000%	10/15/39	300	387
Southern California Gas Co.	3.750%	9/15/42	25	26
Southern California Gas Co.	4.450%	3/15/44	50	58

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	200	223
American Water Capital Corp.	6.593%	10/15/37	150	213
United Utilities plc	5.375%	2/1/19	325	349
				55,144
Total Corporate Bonds (Cost $663,485)				712,233
Sovereign Bonds (U.S. Dollar-Denominated) (6.0%)
African Development Bank	1.250%	9/2/16	50	51
African Development Bank	1.125%	3/15/17	300	303
African Development Bank	0.875%	3/15/18	150	149
African Development Bank	1.625%	10/2/18	500	508
African Development Bank	2.375%	9/23/21	650	673
Asian Development Bank	0.500%	8/17/15	350	350
Asian Development Bank	0.750%	1/11/17	300	301
Asian Development Bank	1.125%	3/15/17	600	605
Asian Development Bank	5.593%	7/16/18	275	311
Asian Development Bank	1.750%	9/11/18	225	230
Asian Development Bank	1.875%	10/23/18	950	973
Asian Development Bank	1.750%	3/21/19	25	25
Asian Development Bank	1.875%	4/12/19	50	51
Asian Development Bank	1.500%	1/22/20	700	700
Asian Development Bank	1.875%	2/18/22	600	603
Asian Development Bank	2.000%	1/22/25	300	298
Banco do Brasil SA	3.875%	1/23/17	375	380
Canada	0.875%	2/14/17	950	953
Canada	1.125%	3/19/18	450	452
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	150	146
CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	700	699
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	319
Corp. Andina de Fomento	8.125%	6/4/19	300	368
Corporacion Andina De Fomento	3.750%	1/15/16	225	231
Corporacion Andina De Fomento	4.375%	6/15/22	832	907
Council Of Europe Development Bank	1.500%	2/22/17	300	305
Council Of Europe Development Bank	1.500%	6/19/17	50	51
Council Of Europe Development Bank	1.000%	3/7/18	275	275
Council Of Europe Development Bank	1.125%	5/31/18	200	200
Council Of Europe Development Bank	1.625%	3/10/20	300	302
Ecopetrol SA	4.250%	9/18/18	100	105
Ecopetrol SA	5.875%	9/18/23	325	348

Ecopetrol SA	4.125%	1/16/25	200	190
Ecopetrol SA	7.375%	9/18/43	300	326
Ecopetrol SA	5.875%	5/28/45	200	186
Emirates Telecommunications Corp.	3.500%	6/18/24	200	209
European Bank for Reconstruction &
Development	2.500%	3/15/16	175	179
European Bank for Reconstruction &
Development	1.375%	10/20/16	100	101
European Bank for Reconstruction &
Development	0.750%	9/1/17	700	698
European Bank for Reconstruction &
Development	1.000%	9/17/18	150	149
European Bank for Reconstruction &
Development	1.625%	11/15/18	200	203
European Bank for Reconstruction &
Development	1.750%	6/14/19	275	279
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	505
European Bank for Reconstruction &
Development	1.500%	3/16/20	350	350
European Bank for Reconstruction &
Development	1.875%	2/23/22	200	201
European Investment Bank	4.875%	2/16/16	650	676
European Investment Bank	0.625%	4/15/16	600	602
European Investment Bank	2.500%	5/16/16	725	742
European Investment Bank	2.125%	7/15/16	500	511
European Investment Bank	0.500%	8/15/16	575	575
European Investment Bank	5.125%	9/13/16	1,250	1,333
European Investment Bank	1.250%	10/14/16	1,125	1,137
European Investment Bank	1.125%	12/15/16	200	201
European Investment Bank	4.875%	1/17/17	150	161
European Investment Bank	1.750%	3/15/17	775	791
European Investment Bank	0.875%	4/18/17	350	350
European Investment Bank	5.125%	5/30/17	675	738
European Investment Bank	1.000%	8/17/17	250	250
European Investment Bank	1.125%	9/15/17	400	403
European Investment Bank	1.000%	12/15/17	250	251
European Investment Bank	1.000%	3/15/18	200	200
European Investment Bank	1.250%	5/15/18	900	905
European Investment Bank	1.000%	6/15/18	650	648
European Investment Bank	1.625%	12/18/18	400	406
European Investment Bank	1.875%	3/15/19	1,500	1,534
European Investment Bank	1.750%	6/17/19	885	897
European Investment Bank	1.625%	3/16/20	400	401
European Investment Bank	2.875%	9/15/20	100	107
European Investment Bank	4.000%	2/16/21	1,225	1,385
European Investment Bank	2.500%	4/15/21	850	891
European Investment Bank	2.125%	10/15/21	100	102
European Investment Bank	3.250%	1/29/24	400	442
European Investment Bank	2.500%	10/15/24	200	207
European Investment Bank	1.875%	2/10/25	1,050	1,031
Export Development Canada	0.500%	9/15/15	275	275
Export Development Canada	1.250%	10/26/16	100	101
7 Export Development Canada	1.000%	5/15/17	25	25
Export Development Canada	0.750%	12/15/17	575	568
7 Export Development Canada	1.625%	12/3/19	150	151
Export-Import Bank of Korea	4.000%	1/11/17	325	340

Export-Import Bank of Korea	1.750%	2/27/18	925	927
Export-Import Bank of Korea	2.875%	9/17/18	200	207
Export-Import Bank of Korea	2.375%	8/12/19	200	203
Export-Import Bank of Korea	4.375%	9/15/21	75	84
Export-Import Bank of Korea	5.000%	4/11/22	275	318
Export-Import Bank of Korea	4.000%	1/14/24	650	713
Federative Republic of Brazil	6.000%	1/17/17	375	401
Federative Republic of Brazil	5.875%	1/15/19	400	440
Federative Republic of Brazil	8.875%	10/14/19	125	155
Federative Republic of Brazil	4.875%	1/22/21	750	790
Federative Republic of Brazil	2.625%	1/5/23	150	135
Federative Republic of Brazil	4.250%	1/7/25	600	588
Federative Republic of Brazil	8.750%	2/4/25	300	394
Federative Republic of Brazil	10.125%	5/15/27	325	486
Federative Republic of Brazil	8.250%	1/20/34	200	259
Federative Republic of Brazil	7.125%	1/20/37	325	386
4 Federative Republic of Brazil	11.000%	8/17/40	200	208
Federative Republic of Brazil	5.625%	1/7/41	500	506
Federative Republic of Brazil	5.000%	1/27/45	725	670
FMS Wertmanagement AoeR	0.625%	4/18/16	100	100
FMS Wertmanagement AoeR	1.125%	10/14/16	300	303
FMS Wertmanagement AoeR	0.625%	1/30/17	500	499
FMS Wertmanagement AoeR	1.125%	9/5/17	150	150
FMS Wertmanagement AoeR	1.000%	11/21/17	200	200
FMS Wertmanagement AoeR	1.625%	11/20/18	500	507
FMS Wertmanagement AoeR	1.750%	3/17/20	150	151
Hydro-Quebec	8.400%	1/15/22	775	1,055
Hydro-Quebec	8.050%	7/7/24	200	285
Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	250	250
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	250	257
Inter-American Development Bank	0.625%	9/12/16	100	100
Inter-American Development Bank	1.375%	10/18/16	200	203
Inter-American Development Bank	0.875%	11/15/16	275	276
Inter-American Development Bank	1.000%	7/14/17	425	426
Inter-American Development Bank	2.375%	8/15/17	100	104
Inter-American Development Bank	0.875%	3/15/18	150	149
Inter-American Development Bank	1.750%	8/24/18	275	280
Inter-American Development Bank	4.250%	9/10/18	1,050	1,159
Inter-American Development Bank	1.125%	9/12/19	100	99
Inter-American Development Bank	3.875%	9/17/19	1,550	1,714
Inter-American Development Bank	1.750%	10/15/19	600	609
Inter-American Development Bank	3.875%	2/14/20	50	56
Inter-American Development Bank	3.000%	2/21/24	650	705
Inter-American Development Bank	2.125%	1/15/25	400	404
Inter-American Development Bank	7.000%	6/15/25	100	140
International Bank for Reconstruction &
Development	5.000%	4/1/16	400	418
International Bank for Reconstruction &
Development	1.000%	9/15/16	450	453
International Bank for Reconstruction &
Development	0.625%	10/14/16	550	548
International Bank for Reconstruction &
Development	0.750%	12/15/16	300	300
International Bank for Reconstruction &
Development	0.875%	4/17/17	1,450	1,455
International Bank for Reconstruction &
Development	1.375%	4/10/18	550	555

International Bank for Reconstruction &
Development	1.875%	3/15/19	1,225	1,250
International Bank for Reconstruction &
Development	1.875%	10/7/19	1,200	1,219
International Bank for Reconstruction &
Development	2.250%	6/24/21	450	466
International Bank for Reconstruction &
Development	1.625%	2/10/22	1,025	1,011
International Bank for Reconstruction &
Development	4.750%	2/15/35	400	528
International Finance Corp.	2.750%	4/20/15	175	175
International Finance Corp.	2.250%	4/11/16	200	204
International Finance Corp.	0.625%	10/3/16	250	250
International Finance Corp.	0.625%	11/15/16	150	150
International Finance Corp.	1.125%	11/23/16	750	756
International Finance Corp.	2.125%	11/17/17	450	462
International Finance Corp.	0.625%	12/21/17	250	247
International Finance Corp.	0.875%	6/15/18	300	298
International Finance Corp.	1.250%	7/16/18	150	150
International Finance Corp.	1.750%	9/4/18	350	357
International Finance Corp.	1.750%	9/16/19	300	302
8 Japan Bank for International Cooperation	2.500%	5/18/16	100	102
8 Japan Bank for International Cooperation	2.250%	7/13/16	275	281
8 Japan Bank for International Cooperation	1.125%	7/19/17	950	953
8 Japan Bank for International Cooperation	1.750%	7/31/18	150	152
8 Japan Bank for International Cooperation	1.750%	11/13/18	400	405
8 Japan Bank for International Cooperation	3.375%	7/31/23	100	109
8 Japan Bank for International Cooperation	3.000%	5/29/24	500	530
8 Japan Bank for International Cooperation	2.125%	2/10/25	200	198
8 Japan Finance Organization for Municipalities	5.000%	5/16/17	100	108
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	300	334
9 KFW	0.625%	4/24/15	825	825
9 KFW	5.125%	3/14/16	1,450	1,514
9 KFW	0.500%	4/19/16	350	351
9 KFW	2.000%	6/1/16	825	840
9 KFW	0.500%	7/15/16	500	498
9 KFW	0.500%	9/15/16	100	100
9 KFW	0.625%	12/15/16	250	250
9 KFW	1.250%	2/15/17	1,700	1,719
9 KFW	0.750%	3/17/17	900	898
9 KFW	0.875%	9/5/17	250	250
9 KFW	0.875%	12/15/17	700	696
9 KFW	1.000%	1/26/18	300	300
9 KFW	4.375%	3/15/18	250	275
9 KFW	1.000%	6/11/18	300	299
9 KFW	1.875%	4/1/19	775	793
9 KFW	4.875%	6/17/19	1,350	1,545
9 KFW	1.750%	10/15/19	200	203
9 KFW	4.000%	1/27/20	50	56
9 KFW	1.500%	4/20/20	625	625
9 KFW	2.750%	9/8/20	2,025	2,150
9 KFW	2.750%	10/1/20	200	212
9 KFW	2.000%	10/4/22	650	657
9 KFW	2.125%	1/17/23	1,025	1,044
9 KFW	2.500%	11/20/24	800	833
9 KFW	0.000%	4/18/36	400	231
Korea Development Bank	3.250%	9/20/16	250	258

	Korea Development Bank	2.250%	8/7/17	25	25
	Korea Development Bank	1.500%	1/22/18	250	249
	Korea Development Bank	3.000%	3/17/19	200	208
	Korea Development Bank	4.625%	11/16/21	150	169
	Korea Development Bank	3.000%	9/14/22	750	770
	Korea Development Bank	3.750%	1/22/24	400	428
9	Landwirtschaftliche Rentenbank	3.125%	7/15/15	375	378
9	Landwirtschaftliche Rentenbank	2.125%	7/15/16	100	102
9	Landwirtschaftliche Rentenbank	0.875%	9/12/17	725	726
9	Landwirtschaftliche Rentenbank	1.000%	4/4/18	100	100
9	Landwirtschaftliche Rentenbank	1.875%	9/17/18	150	154
9	Landwirtschaftliche Rentenbank	1.750%	4/15/19	75	76
9	Landwirtschaftliche Rentenbank	1.375%	10/23/19	50	50
9	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	844
	Nexen Energy ULC	7.875%	3/15/32	50	72
	Nexen Energy ULC	6.400%	5/15/37	450	570
	Nexen Energy ULC	7.500%	7/30/39	200	285
	Nordic Investment Bank	0.500%	4/14/16	125	125
	Nordic Investment Bank	0.750%	1/17/18	350	348
	Nordic Investment Bank	1.125%	3/19/18	200	201
	Nordic Investment Bank	1.875%	6/14/19	300	305
	North American Development Bank	4.375%	2/11/20	100	111
	North American Development Bank	2.400%	10/26/22	150	151
[10] Oesterreichische Kontrollbank AG		0.750%	12/15/16	200	200
[10] Oesterreichische Kontrollbank AG		5.000%	4/25/17	600	651
[10] Oesterreichische Kontrollbank AG		1.375%	2/10/20	700	694
4	Oriental Republic of Uruguay	4.500%	8/14/24	300	324
4	Oriental Republic of Uruguay	7.625%	3/21/36	200	282
4	Oriental Republic of Uruguay	4.125%	11/20/45	300	283
4	Oriental Republic of Uruguay	5.100%	6/18/50	600	625
	Petrobras Global Finance BV	4.875%	3/17/20	1,000	894
	Petrobras International Finance Co. SA	6.125%	10/6/16	350	349
	Petrobras International Finance Co. SA	3.500%	2/6/17	75	70
	Petrobras International Finance Co. SA	5.875%	3/1/18	675	648
	Petrobras International Finance Co. SA	8.375%	12/10/18	300	308
	Petrobras International Finance Co. SA	7.875%	3/15/19	450	458
	Petrobras International Finance Co. SA	5.750%	1/20/20	700	648
	Petrobras International Finance Co. SA	5.375%	1/27/21	375	339
	Petrobras International Finance Co. SA	6.875%	1/20/40	450	405
	Petrobras International Finance Co. SA	6.750%	1/27/41	1,000	887
	Petroleos Mexicanos	5.750%	3/1/18	625	689
	Petroleos Mexicanos	8.000%	5/3/19	200	239
	Petroleos Mexicanos	6.000%	3/5/20	400	456
6	Petroleos Mexicanos	3.500%	7/23/20	600	616
	Petroleos Mexicanos	5.500%	1/21/21	350	386
	Petroleos Mexicanos	4.875%	1/24/22	500	530
	Petroleos Mexicanos	3.500%	1/30/23	500	486
	Petroleos Mexicanos	4.875%	1/18/24	100	106
6	Petroleos Mexicanos	4.250%	1/15/25	400	404
	Petroleos Mexicanos	2.378%	4/15/25	50	50
6	Petroleos Mexicanos	4.500%	1/23/26	450	456
	Petroleos Mexicanos	4.500%	1/23/26	600	608
	Petroleos Mexicanos	6.625%	6/15/35	625	718
	Petroleos Mexicanos	6.625%	6/15/38	150	169
	Petroleos Mexicanos	6.500%	6/2/41	400	456
	Petroleos Mexicanos	5.500%	6/27/44	625	631
6	Petroleos Mexicanos	5.500%	6/27/44	200	202

6 Petroleos Mexicanos	5.625%	1/23/46	700	715
Province of British Columbia	2.100%	5/18/16	500	509
Province of British Columbia	1.200%	4/25/17	100	101
Province of British Columbia	2.000%	10/23/22	200	200
Province of Manitoba	1.300%	4/3/17	75	76
Province of Manitoba	1.125%	6/1/18	150	150
Province of Manitoba	1.750%	5/30/19	175	177
Province of Manitoba	2.100%	9/6/22	150	149
Province of Manitoba	3.050%	5/14/24	550	585
Province of New Brunswick	2.750%	6/15/18	350	366
Province of Nova Scotia	2.375%	7/21/15	200	201
Province of Ontario	1.875%	9/15/15	200	201
Province of Ontario	5.450%	4/27/16	500	525
Province of Ontario	2.300%	5/10/16	300	305
Province of Ontario	1.600%	9/21/16	450	455
Province of Ontario	1.100%	10/25/17	250	251
Province of Ontario	3.150%	12/15/17	225	237
Province of Ontario	3.000%	7/16/18	225	237
Province of Ontario	2.000%	9/27/18	200	204
Province of Ontario	1.650%	9/27/19	225	226
Province of Ontario	4.000%	10/7/19	575	635
Province of Ontario	4.400%	4/14/20	500	565
Province of Ontario	2.500%	9/10/21	575	592
Province of Ontario	2.450%	6/29/22	150	153
Province of Ontario	3.200%	5/16/24	150	162
Quebec	5.125%	11/14/16	325	347
Quebec	4.625%	5/14/18	575	634
Quebec	3.500%	7/29/20	350	380
Quebec	2.750%	8/25/21	325	340
Quebec	2.625%	2/13/23	400	413
Quebec	7.500%	9/15/29	325	495
Region of Lombardy Italy	5.804%	10/25/32	200	229
Republic of Chile	3.875%	8/5/20	50	55
Republic of Chile	2.250%	10/30/22	175	173
Republic of Chile	3.125%	3/27/25	465	488
Republic of Chile	3.625%	10/30/42	75	74
Republic of Colombia	7.375%	1/27/17	325	358
Republic of Colombia	7.375%	3/18/19	400	472
Republic of Colombia	4.375%	7/12/21	450	478
Republic of Colombia	4.000%	2/26/24	200	206
Republic of Colombia	8.125%	5/21/24	500	665
Republic of Colombia	7.375%	9/18/37	100	134
Republic of Colombia	6.125%	1/18/41	575	683
4 Republic of Colombia	5.625%	2/26/44	200	224
4 Republic of Colombia	5.000%	6/15/45	600	618
Republic of Italy	5.250%	9/20/16	150	159
Republic of Italy	5.375%	6/12/17	500	544
Republic of Italy	6.875%	9/27/23	575	742
Republic of Italy	5.375%	6/15/33	175	213
Republic of Korea	7.125%	4/16/19	475	574
Republic of Korea	3.875%	9/11/23	700	777
Republic of Korea	5.625%	11/3/25	100	128
Republic of Panama	5.200%	1/30/20	200	223
4 Republic of Panama	4.000%	9/22/24	200	209
4 Republic of Panama	3.750%	3/16/25	200	205
Republic of Panama	7.125%	1/29/26	600	781
4 Republic of Panama	6.700%	1/26/36	292	383

4 Republic of Panama	4.300%	4/29/53	200	193
Republic of Peru	7.125%	3/30/19	350	418
Republic of Peru	7.350%	7/21/25	400	544
Republic of Peru	8.750%	11/21/33	142	226
4 Republic of Peru	6.550%	3/14/37	225	300
Republic of Peru	5.625%	11/18/50	600	732
Republic of Poland	6.375%	7/15/19	961	1,130
Republic of Poland	5.125%	4/21/21	250	287
Republic of Poland	5.000%	3/23/22	425	489
Republic of Poland	3.000%	3/17/23	525	539
Republic of Poland	4.000%	1/22/24	150	165
Republic of South Africa	6.875%	5/27/19	250	287
Republic of South Africa	5.500%	3/9/20	500	549
Republic of South Africa	4.665%	1/17/24	225	238
Republic of South Africa	5.875%	9/16/25	300	343
Republic of South Africa	6.250%	3/8/41	300	360
Republic of the Philippines	6.500%	1/20/20	100	120
Republic of the Philippines	4.000%	1/15/21	350	384
Republic of the Philippines	4.200%	1/21/24	550	617
Republic of the Philippines	9.500%	10/21/24	350	525
Republic of the Philippines	10.625%	3/16/25	100	163
Republic of the Philippines	5.500%	3/30/26	225	276
Republic of the Philippines	9.500%	2/2/30	325	547
Republic of the Philippines	7.750%	1/14/31	400	601
Republic of the Philippines	6.375%	1/15/32	500	679
Republic of the Philippines	6.375%	10/23/34	550	772
Republic of the Philippines	3.950%	1/20/40	100	106
Republic of Turkey	7.000%	9/26/16	725	782
Republic of Turkey	7.500%	7/14/17	625	695
Republic of Turkey	6.750%	4/3/18	450	499
Republic of Turkey	7.000%	3/11/19	425	482
Republic of Turkey	7.000%	6/5/20	525	606
Republic of Turkey	5.625%	3/30/21	300	328
Republic of Turkey	5.125%	3/25/22	425	453
Republic of Turkey	6.250%	9/26/22	400	454
Republic of Turkey	5.750%	3/22/24	400	445
Republic of Turkey	7.375%	2/5/25	650	805
Republic of Turkey	11.875%	1/15/30	400	706
Republic of Turkey	8.000%	2/14/34	50	68
Republic of Turkey	6.875%	3/17/36	600	745
Republic of Turkey	6.750%	5/30/40	500	619
Republic of Turkey	6.000%	1/14/41	200	228
Republic of Turkey	4.875%	4/16/43	500	492
Republic of Turkey	6.625%	2/17/45	350	433
State of Israel	5.500%	11/9/16	175	188
State of Israel	5.125%	3/26/19	550	623
State of Israel	3.150%	6/30/23	400	420
State of Israel	4.500%	1/30/43	200	209
Statoil ASA	1.800%	11/23/16	125	127
Statoil ASA	3.125%	8/17/17	400	418
Statoil ASA	1.250%	11/9/17	200	200
Statoil ASA	1.200%	1/17/18	125	125
Statoil ASA	5.250%	4/15/19	25	28
Statoil ASA	2.250%	11/8/19	250	254
Statoil ASA	2.750%	11/10/21	300	307
Statoil ASA	3.150%	1/23/22	150	156
Statoil ASA	2.450%	1/17/23	150	147

Statoil ASA	2.650%	1/15/24	100	98
Statoil ASA	3.250%	11/10/24	150	154
Statoil ASA	7.250%	9/23/27	400	556
Statoil ASA	5.100%	8/17/40	125	150
Statoil ASA	4.250%	11/23/41	175	187
Statoil ASA	3.950%	5/15/43	125	128
Statoil ASA	4.800%	11/8/43	175	204
Svensk Exportkredit AB	0.625%	5/31/16	50	50
Svensk Exportkredit AB	2.125%	7/13/16	125	128
Svensk Exportkredit AB	5.125%	3/1/17	350	379
Svensk Exportkredit AB	1.750%	5/30/17	200	204
Svensk Exportkredit AB	1.875%	6/17/19	200	202
United Mexican States	11.375%	9/15/16	100	115
United Mexican States	5.625%	1/15/17	744	798
United Mexican States	5.950%	3/19/19	150	171
United Mexican States	5.125%	1/15/20	500	560
United Mexican States	3.500%	1/21/21	100	104
United Mexican States	3.625%	3/15/22	550	573
United Mexican States	4.000%	10/2/23	1,466	1,557
United Mexican States	3.600%	1/30/25	600	616
United Mexican States	8.300%	8/15/31	200	307
United Mexican States	6.750%	9/27/34	433	579
United Mexican States	6.050%	1/11/40	1,145	1,417
United Mexican States	4.750%	3/8/44	527	556
United Mexican States	5.550%	1/21/45	200	235
United Mexican States	4.600%	1/23/46	600	619
United Mexican States	5.750%	10/12/10	192	210
Total Sovereign Bonds (Cost $156,100)				161,868
Taxable Municipal Bonds (1.0%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	192
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	64
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	74
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	202
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	50	64
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	141
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	150	216
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	250	371
California GO	3.950%	11/1/15	150	153
California GO	5.750%	3/1/17	100	109
California GO	6.200%	10/1/19	275	326
California GO	5.700%	11/1/21	250	296
California GO	7.500%	4/1/34	600	897
California GO	7.300%	10/1/39	75	112
California GO	7.350%	11/1/39	575	861
California GO	7.625%	3/1/40	205	319
California GO	7.600%	11/1/40	200	321
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	65
Chicago IL Board of Education GO	6.319%	11/1/29	50	51

Chicago IL Board of Education GO	6.138%	12/1/39	50	48
Chicago IL GO	7.781%	1/1/35	50	58
Chicago IL GO	6.314%	1/1/44	100	101
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	100	128
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	50	68
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	180
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	161
Chicago IL Wastewater Transmission
Revenue	6.900%	1/1/40	50	65
Chicago IL Water Revenue	6.742%	11/1/40	275	359
Clark County NV Airport System Revenue	6.881%	7/1/42	100	116
Clark County NV Airport System Revenue	6.820%	7/1/45	100	147
Commonwealth Financing Authority
Pennsylvania Revenue	6.218%	6/1/39	150	187
Connecticut GO	5.090%	10/1/30	175	204
Connecticut GO	5.850%	3/15/32	200	254
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.459%	11/1/30	50	60
Cook County IL GO	6.229%	11/15/34	50	56
Curators of the University of Missouri System
Facilities Revenue	5.792%	11/1/41	50	69
Dallas TX Area Rapid Transit Revenue	4.922%	12/1/41	50	60
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	138
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	62
Dallas TX Independent School District GO	6.450%	2/15/35	100	120
Denver CO City & County School District No.
1 COP	7.017%	12/15/37	50	70
Denver CO City & County School District No.
1 GO	5.664%	12/1/33	50	62
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	63
District of Columbia Income Tax Revenue	5.582%	12/1/35	50	63
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	250	301
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	100	102
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.107%	7/1/18	125	126
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	250	257
George Washington University District of
Columbia GO	3.485%	9/15/22	200	210
Georgia GO	4.503%	11/1/25	150	169
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	300	392
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	196
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	89
Houston TX Utility System Revenue	3.828%	5/15/28	75	81
Illinois GO	5.365%	3/1/17	175	188
Illinois GO	5.877%	3/1/19	250	280
Illinois GO	4.950%	6/1/23	550	588
Illinois GO	5.100%	6/1/33	1,100	1,119

Illinois GO	7.350%	7/1/35	300	360
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	50	66
Indianapolis IN Local Public Improvement
Revenue	6.116%	1/15/40	250	333
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	150	162
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	100	113
Los Angeles CA Community College District
GO	6.600%	8/1/42	150	217
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	75	96
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	150	194
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	29
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	147
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	250
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	160
Los Angeles CA Unified School District GO	6.758%	7/1/34	50	70
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	97
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.488%	8/1/33	100	136
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	73
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	50	67
Massachusetts GO	4.200%	12/1/21	125	139
Massachusetts GO	5.456%	12/1/39	150	191
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	75	96
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	66
Massachusetts Water Pollution Abatement
Trust Revenue	5.192%	8/1/40	75	89
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	50	67
Metropolitan Government of Nashville &
Davidson County TN GO	5.707%	7/1/34	50	61
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	72
Metropolitan Water District of Southern
California Revenue	6.947%	7/1/40	50	60
Mississippi GO	5.245%	11/1/34	50	60
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	50	62
[11] New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	225	283
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	100	111
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	400	511
[12] New Jersey Turnpike Authority Revenue	4.252%	1/1/16	20	20
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	150

New York City NY GO	6.246%	6/1/35	25	29
New York City NY GO	5.968%	3/1/36	100	130
New York City NY GO	5.985%	12/1/36	50	64
New York City NY GO	5.517%	10/1/37	50	63
New York City NY GO	6.271%	12/1/37	100	136
New York City NY GO	5.846%	6/1/40	50	65
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	50	67
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	50	68
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	50	68
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	100	129
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	175	237
New York City NY Transitional Finance
Authority Building Aid Revenue	6.828%	7/15/40	150	207
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	50	63
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	100	126
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	75	95
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	250	389
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	64
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.648%	11/15/39	100	139
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/30	125	150
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	100	120
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	100	127
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.389%	3/15/40	75	96
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	150	186
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.838%	3/15/40	50	63
New York University Hospitals Center GO	4.428%	7/1/42	75	77
New York University Hospitals Center
Revenue	5.750%	7/1/43	100	123
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	100	149
Ohio State University General Receipts
Revenue	4.910%	6/1/40	100	122
Ohio State University General Receipts
Revenue	4.800%	6/1/11	100	112
Ohio State University General Receipts
Revenue	5.590%	12/1/14	50	58
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	88
Orange County CA Local Transportation
Authority Sales Tax Revenue	6.908%	2/15/41	50	72

Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	50	66
Oregon GO	5.762%	6/1/23	200	237
Oregon GO	5.892%	6/1/27	75	93
[12] Oregon School Boards Association GO	4.759%	6/30/28	75	86
[13] Oregon School Boards Association GO	5.528%	6/30/28	50	61
Pennsylvania GO	4.650%	2/15/26	50	56
Pennsylvania GO	5.350%	5/1/30	200	223
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	9/15/27	50	55
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	63
Pennsylvania Turnpike Commission Revenue	5.561%	12/1/49	50	64
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	75	96
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	350	418
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	100	111
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	550	601
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	125	154
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	100	141
Rutgers State University New Jersey Revenue	5.665%	5/1/40	50	64
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	50	61
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	125	170
San Antonio TX Electric & Gas Systems
Revenue	5.718%	2/1/41	50	67
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	125	167
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	75	85
San Diego County CA Regional Airport
Authority Revenue	5.594%	7/1/43	75	85
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	50	69
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.000%	11/1/40	50	65
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	100	150
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	200	250
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	200	272
Stanford University California GO	4.250%	5/1/16	100	104
Texas Transportation Commission Revenue	5.028%	4/1/26	50	59
Texas Transportation Commission Revenue	5.178%	4/1/30	175	213
Texas Transportation Commission Revenue	4.631%	4/1/33	350	407
Texas Transportation Commission Revenue	4.681%	4/1/40	50	60
Tufts University Massachusetts GO	5.017%	4/15/12	200	226
University of California Regents Medical
Center Revenue	6.548%	5/15/48	100	136

University of California Regents Medical
Center Revenue	6.583%	5/15/49	50	68
University of California Revenue	6.270%	5/15/31	500	570
University of California Revenue	4.765%	5/15/44	100	109
University of California Revenue	5.946%	5/15/45	175	225
University of Massachusetts Building Authority
Revenue	5.450%	11/1/40	50	61
University of Southern California GO	5.250%	10/1/11	100	135
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	50	64
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	25	29
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	100	126
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	75	92
Utah GO	4.554%	7/1/24	50	57
Utah GO	3.539%	7/1/25	50	54
Washington GO	5.090%	8/1/33	250	296
Washington GO	5.140%	8/1/40	150	187
[13] Wisconsin GO	5.700%	5/1/26	75	91
Total Taxable Municipal Bonds (Cost $22,522)				27,520
			Shares
Temporary Cash Investment (6.3%)
Money Market Fund (6.3%)
[14] Vanguard Market Liquidity Fund (Cost
$172,226)	0.128%		172,225,555	172,226

Total Investments (106.0%) (Cost $2,751,789)				2,877,258
Other Assets and Liabilities-Net (-6.0%)				(162,842)
Net Assets (100%)				2,714,416

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Adjustable-rate security.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate value of these securities was $15,369,000, representing 0.6% of net assets.
7 Guaranteed by the Government of Canada.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard Total Bond Market Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At March 31, 2015, counterparties had deposited in segregated accounts cash with a value of $260,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies

Vanguard Total Bond Market Index Portfolio

used to value securities are not necessarily an indication of the risk associated with investing in securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,723,353	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	79,745	313
Corporate Bonds	—	712,233	—
Sovereign Bonds	—	161,868	—
Taxable Municipal Bonds	—	27,520	—
Temporary Cash Investments	172,226	—	—
Total	172,226	2,704,719	313

E. At March 31, 2015, the cost of investment securities for tax purposes was $2,751,789,000. Net unrealized appreciation of investment securities for tax purposes was $125,469,000, consisting of unrealized gains of $129,511,000 on securities that had risen in value since their purchase and $4,042,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (64.1%)
Consumer Discretionary (5.5%)
Comcast Corp. Class A	646,259	36,494
Lowe's Cos. Inc.	300,100	22,325
Ford Motor Co.	1,229,550	19,845
Twenty-First Century Fox Inc. Class A	499,960	16,919
Las Vegas Sands Corp.	170,770	9,399
Walt Disney Co.	86,359	9,058
* Hilton Worldwide Holdings Inc.	213,180	6,314
Honda Motor Co. Ltd.	142,400	4,648
Volkswagen AG Preference Shares	15,714	4,168
		129,170
Consumer Staples (5.3%)
CVS Health Corp.	329,580	34,016
Wal-Mart Stores Inc.	188,670	15,518
Coca-Cola Co.	349,650	14,178
Walgreens Boots Alliance Inc.	140,570	11,904
Philip Morris International Inc.	148,970	11,222
Mondelez International Inc. Class A	293,690	10,599
Diageo plc	358,978	9,920
Procter & Gamble Co.	112,347	9,206
Unilever NV	198,180	8,276
Diageo plc ADR	7,700	851
		125,690
Energy (5.9%)
Chevron Corp.	302,130	31,718
Exxon Mobil Corp.	372,875	31,694
Anadarko Petroleum Corp.	186,060	15,408
BG Group plc	994,654	12,208
TOTAL SA	205,724	10,226
Schlumberger Ltd.	107,980	9,010
Halliburton Co.	182,260	7,998
Hess Corp.	105,040	7,129
EOG Resources Inc.	74,340	6,816
Marathon Oil Corp.	234,100	6,112
		138,319
Financials (13.7%)
Wells Fargo & Co.	1,022,230	55,609
JPMorgan Chase & Co.	597,578	36,201
ACE Ltd.	251,630	28,054
Prudential Financial Inc.	331,010	26,584
PNC Financial Services Group Inc.	254,330	23,714
BlackRock Inc.	62,890	23,008
Citigroup Inc.	333,870	17,201
MetLife Inc.	281,430	14,226
Marsh & McLennan Cos. Inc.	211,690	11,874
US Bancorp	259,250	11,322
Bank of America Corp.	671,630	10,336
Mitsubishi UFJ Financial Group Inc.	1,668,430	10,333
Bank of Nova Scotia	187,210	9,404

Northern Trust Corp.	129,750	9,037
* UBS Group AG	435,061	8,166
Hartford Financial Services Group Inc.	166,740	6,973
Standard Chartered plc	387,753	6,280
American International Group Inc.	92,430	5,064
AvalonBay Communities Inc.	21,830	3,804
American Tower Corporation	39,200	3,691
Urban Edge Properties	16,450	390
		321,271
Health Care (12.4%)
Merck & Co. Inc.	757,369	43,534
Pfizer Inc.	882,395	30,698
Bristol-Myers Squibb Co.	436,560	28,158
Johnson & Johnson	251,990	25,350
Medtronic plc	313,010	24,412
UnitedHealth Group Inc.	205,320	24,287
Cardinal Health Inc.	264,550	23,881
Eli Lilly & Co.	327,950	23,826
AstraZeneca plc ADR	317,990	21,760
Roche Holding AG	39,018	10,722
* Gilead Sciences Inc.	90,700	8,900
Novartis AG	80,264	7,922
AmerisourceBergen Corp. Class A	63,400	7,207
* Celgene Corp.	52,820	6,089
Takeda Pharmaceutical Co. Ltd.	79,700	3,978
		290,724
Industrials (7.7%)
United Parcel Service Inc. Class B	242,478	23,506
Honeywell International Inc.	187,130	19,520
Raytheon Co.	173,170	18,919
United Technologies Corp.	157,770	18,491
General Electric Co.	677,120	16,799
FedEx Corp.	88,380	14,622
CSX Corp.	438,829	14,534
Eaton Corp. plc	180,900	12,290
Caterpillar Inc.	148,505	11,885
Lockheed Martin Corp.	49,290	10,004
Schneider Electric SE	117,133	9,115
ABB Ltd. ADR	334,590	7,083
General Dynamics Corp.	25,167	3,416
		180,184
Information Technology (8.7%)
Microsoft Corp.	903,000	36,712
Apple Inc.	259,842	32,332
Intel Corp.	952,780	29,793
* Google Inc. Class A	46,240	25,649
Cisco Systems Inc.	844,940	23,257
Accenture plc Class A	244,540	22,911
Oracle Corp.	292,550	12,624
QUALCOMM Inc.	151,550	10,509
Texas Instruments Inc.	183,670	10,503
		204,290
Materials (1.3%)
International Paper Co.	216,500	12,014
Praxair Inc.	95,730	11,558
Goldcorp Inc.	165,580	3,000

	BHP Billiton plc			103,174	2,264
	Dow Chemical Co.			40,510	1,944
					30,780
Telecommunication Services (1.6%)
	Verizon Communications Inc.			765,190	37,211

Utilities (2.0%)
	NextEra Energy Inc.			185,050	19,255
	Dominion Resources Inc.			189,880	13,457
	Duke Energy Corp.			103,726	7,964
	Exelon Corp.			226,100	7,599
					48,275
Total Common Stocks (Cost $1,080,636)					1,505,914
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.1%)
U.S. Government Securities (4.7%)
	United States Treasury Note/Bond	0.500%	7/31/16	3,000	3,005
	United States Treasury Note/Bond	0.625%	12/31/16	3,615	3,623
	United States Treasury Note/Bond	0.875%	1/31/17	534	537
	United States Treasury Note/Bond	1.000%	9/15/17	18,000	18,121
	United States Treasury Note/Bond	0.750%	10/31/17	7,500	7,498
	United States Treasury Note/Bond	1.000%	5/31/18	5,500	5,505
	United States Treasury Note/Bond	1.375%	9/30/18	19,000	19,196
	United States Treasury Note/Bond	1.750%	9/30/19	22,000	22,423
	United States Treasury Note/Bond	2.250%	11/15/24	550	565
	United States Treasury Note/Bond	2.000%	2/15/25	1,500	1,509
	United States Treasury Note/Bond	2.875%	5/15/43	16,778	17,884
	United States Treasury Note/Bond	3.750%	11/15/43	694	866
	United States Treasury Note/Bond	3.375%	5/15/44	6,300	7,387
	United States Treasury Note/Bond	3.125%	8/15/44	2,250	2,523
					110,642
Conventional Mortgage-Backed Securities (1.2%)
[1,2,3]Fannie Mae Pool		3.500%	11/1/25–4/1/45	7,500	7,877
[1,2] Fannie Mae Pool		4.500%	11/1/33–5/1/45	16,280	17,922
[1,2] Freddie Mac Gold Pool		4.000%	9/1/24–9/1/41	12	13
[1,2] Freddie Mac Gold Pool		4.500%	3/1/29–5/1/45	2,701	2,967
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	162	187
1	Ginnie Mae I Pool	8.000%	9/15/30	73	77
					29,043
Nonconventional Mortgage-Backed Securities (0.2%)
[1,2] Fannie Mae REMICS		3.500%	4/25/31	245	260
[1,2] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	470	517
[1,2] Freddie Mac REMICS		3.500%	3/15/31	145	154
[1,2] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	2,726	3,015
					3,946
Total U.S. Government and Agency Obligations (Cost $137,516)					143,631
Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
1	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	2,695	2,705
1	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	3,715	3,731
4	American Tower Trust I	1.551%	3/15/18	380	383
4	American Tower Trust I	3.070%	3/15/23	1,100	1,121
1	AmeriCredit Automobile Receivables Trust
	2012-1	4.720%	3/8/18	580	598

[1,4,5]Apidos CDO		1.757%	4/17/26	1,295	1,291
[1,4,5]ARES CLO Ltd.		1.777%	4/17/26	1,200	1,202
[1,4,5]Atlas Senior Loan Fund Ltd.		1.796%	10/15/26	355	355
[1,4,5]Atlas Senior Loan Fund V Ltd.		1.804%	7/16/26	305	305
1	Banc of America Commercial Mortgage Trust
	2006-2	5.727%	5/10/45	395	407
1	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	476	495
1	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	500	522
[1,4,5]CECLO 2013-20A 144A		1.736%	1/25/26	1,300	1,295
[1,4,5]Cent CLO		1.746%	7/27/26	420	419
[1,4,5]Cent CLO 22 Ltd.		1.713%	11/7/26	935	931
[1,4,5]CIFC Funding Ltd.		1.753%	4/18/25	1,185	1,185
1	COMM 2006-C7 Mortgage Trust	5.751%	6/10/46	552	572
1	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	502
1	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	284	297
[1,4,5]Dryden Senior Loan Fund		1.607%	4/18/26	1,165	1,158
[1,4]	First Investors Auto Owner Trust 2013-2	1.230%	3/15/19	213	214
[1,4]	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	330	330
1	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	772	783
[1,4]	Hilton USA Trust 2013-HLT	2.662%	11/5/30	1,165	1,173
[1,4,5]ING Investment Management Co.		1.757%	4/18/26	1,165	1,161
1	LB-UBS Commercial Mortgage Trust 2006-
	C4	5.822%	6/15/38	372	387
[1,5]	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.147%	4/15/41	791	870
[1,4,5]Limerock CLO		1.757%	4/18/26	1,300	1,296
[1,4,5]Madison Park Funding XII Ltd.		1.707%	1/19/25	755	754
[1,4,5]Madison Park Funding XIII Ltd.		1.757%	7/20/26	920	920
1	Merrill Lynch Mortgage Trust 2006-C1	5.659%	5/12/39	591	610
[1,4,5]OZLM VI Ltd.		1.807%	4/17/26	955	957
1	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	515	520
1	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	335	337
4	SBA Tower Trust	2.898%	10/15/19	1,205	1,224
[1,4,5]Seneca Park CLO Ltd.		1.737%	7/17/26	680	680
[1,4,5]SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/35	700	731
[1,4,5]Shackleton CLO Ltd.		1.737%	7/17/26	660	660
[1,4]	Springleaf Funding Trust	2.410%	12/15/22	1,105	1,105
[1,4]	Springleaf Funding Trust	3.160%	11/15/24	1,375	1,388
[1,4]	Springleaf Funding Trust 2015-B	3.480%	5/15/28	590	590
[1,4]	Springleaf Mortgage Loan Trust 2013-1A	2.310%	6/25/58	220	217
[1,4,5]SYMP 14-14AA2 144A		1.733%	7/14/26	1,125	1,121
[1,4,5]Thacher Park CLO 2014-1		1.723%	10/20/26	505	505
1	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	210	224
[1,4]	Westlake Automobile Receivables Trust	0.970%	10/16/17	815	815
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $38,985)					39,046
Corporate Bonds (22.7%)
Finance (8.8%)
	Banking (7.0%)
	American Express Centurion Bank	6.000%	9/13/17	500	555

American Express Co.	1.550%	5/22/18	1,635	1,636
American Express Credit Corp.	2.750%	9/15/15	100	101
American Express Credit Corp.	2.375%	3/24/17	1,920	1,972
American Express Credit Corp.	2.125%	7/27/18	1,235	1,257
American Express Credit Corp.	2.250%	8/15/19	800	810
Bank of America Corp.	6.050%	5/16/16	2,000	2,100
Bank of America Corp.	6.000%	9/1/17	1,010	1,112
Bank of America Corp.	5.750%	12/1/17	500	550
Bank of America Corp.	6.875%	4/25/18	1,250	1,430
Bank of America Corp.	5.625%	7/1/20	85	98
Bank of America Corp.	5.875%	1/5/21	3,000	3,498
Bank of America Corp.	3.300%	1/11/23	120	121
Bank of America Corp.	4.100%	7/24/23	150	159
Bank of America Corp.	4.000%	4/1/24	340	361
Bank of America Corp.	4.000%	1/22/25	875	885
Bank of America Corp.	5.875%	2/7/42	260	327
Bank of America Corp.	5.000%	1/21/44	1,230	1,408
Bank of America Corp.	4.875%	4/1/44	870	984
Bank of America NA	5.300%	3/15/17	2,000	2,136
Bank of Montreal	1.300%	7/15/16	800	806
Bank of Montreal	2.500%	1/11/17	2,030	2,090
Bank of New York Mellon Corp.	2.150%	2/24/20	1,580	1,590
Bank of New York Mellon Corp.	3.000%	2/24/25	720	730
Bank of Nova Scotia	2.050%	10/30/18	1,600	1,624
Bank of Nova Scotia	2.800%	7/21/21	750	767
4 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	1,390	1,390
4 Barclays Bank plc	6.050%	12/4/17	1,400	1,532
Barclays Bank plc	2.500%	2/20/19	800	816
Barclays Bank plc	5.125%	1/8/20	240	273
Barclays Bank plc	5.140%	10/14/20	160	177
Barclays Bank plc	3.750%	5/15/24	1,150	1,209
BB&T Corp.	4.900%	6/30/17	1,000	1,073
Bear Stearns Cos. LLC	6.400%	10/2/17	235	262
Bear Stearns Cos. LLC	7.250%	2/1/18	425	489
BNP Paribas SA	2.400%	12/12/18	1,300	1,326
BNP Paribas SA	3.250%	3/3/23	305	312
BPCE SA	2.500%	12/10/18	220	226
BPCE SA	2.500%	7/15/19	1,400	1,429
BPCE SA	4.000%	4/15/24	775	823
4 BPCE SA	5.150%	7/21/24	1,260	1,348
Canadian Imperial Bank of Commerce	2.350%	12/11/15	1,400	1,418
Capital One Bank USA NA	2.150%	11/21/18	1,215	1,223
Capital One Financial Corp.	3.150%	7/15/16	300	308
Capital One Financial Corp.	4.750%	7/15/21	400	446
Capital One Financial Corp.	3.750%	4/24/24	1,305	1,355
Capital One Financial Corp.	3.200%	2/5/25	1,050	1,040
Citigroup Inc.	4.587%	12/15/15	29	30
Citigroup Inc.	4.450%	1/10/17	1,305	1,375
Citigroup Inc.	6.125%	11/21/17	2,320	2,577
Citigroup Inc.	1.750%	5/1/18	500	498
Citigroup Inc.	6.125%	5/15/18	255	287
Citigroup Inc.	2.500%	9/26/18	500	510
Citigroup Inc.	2.550%	4/8/19	1,800	1,835
Citigroup Inc.	2.500%	7/29/19	965	979
Citigroup Inc.	2.400%	2/18/20	800	801
Citigroup Inc.	5.375%	8/9/20	165	188
Citigroup Inc.	4.500%	1/14/22	1,975	2,173
Citigroup Inc.	6.625%	6/15/32	2,000	2,495

Citigroup Inc.	8.125%	7/15/39	180	284
Citigroup Inc.	5.300%	5/6/44	270	303
Compass Bank	2.750%	9/29/19	375	380
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	1,350	1,372
4 Credit Agricole SA	3.500%	4/13/15	255	255
4 Credit Agricole SA	2.500%	4/15/19	1,460	1,495
Credit Suisse	2.300%	5/28/19	2,845	2,866
Credit Suisse	3.000%	10/29/21	735	748
Credit Suisse	3.625%	9/9/24	1,200	1,236
Credit Suisse AG	1.750%	1/29/18	840	842
4 Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	570	575
Deutsche Bank AG	2.500%	2/13/19	1,000	1,014
Deutsche Bank AG	3.700%	5/30/24	425	435
Fifth Third Bank	2.875%	10/1/21	425	430
Goldman Sachs Group Inc.	5.350%	1/15/16	1,500	1,550
Goldman Sachs Group Inc.	5.625%	1/15/17	490	524
Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,474
Goldman Sachs Group Inc.	2.375%	1/22/18	555	566
Goldman Sachs Group Inc.	5.375%	3/15/20	405	460
Goldman Sachs Group Inc.	2.600%	4/23/20	170	171
Goldman Sachs Group Inc.	6.000%	6/15/20	3,350	3,894
Goldman Sachs Group Inc.	5.250%	7/27/21	865	981
Goldman Sachs Group Inc.	5.750%	1/24/22	360	420
Goldman Sachs Group Inc.	3.625%	1/22/23	1,205	1,242
Goldman Sachs Group Inc.	6.450%	5/1/36	2,000	2,509
Goldman Sachs Group Inc.	6.750%	10/1/37	1,360	1,786
4 HSBC Bank plc	3.500%	6/28/15	500	504
4 HSBC Bank plc	4.750%	1/19/21	1,700	1,914
HSBC Holdings plc	4.000%	3/30/22	2,395	2,575
HSBC Holdings plc	6.500%	5/2/36	1,000	1,280
HSBC Holdings plc	6.100%	1/14/42	375	495
HSBC Holdings plc	5.250%	3/14/44	440	502
HSBC USA Inc.	1.625%	1/16/18	1,005	1,005
HSBC USA Inc.	2.350%	3/5/20	1,825	1,836
HSBC USA Inc.	3.500%	6/23/24	800	833
Huntington National Bank	2.200%	4/1/19	560	561
Huntington National Bank	2.400%	4/1/20	1,160	1,167
4 ING Bank NV	3.750%	3/7/17	600	627
4 ING Bank NV	1.800%	3/16/18	1,340	1,346
JPMorgan Chase & Co.	6.000%	1/15/18	1,500	1,676
JPMorgan Chase & Co.	6.300%	4/23/19	465	540
JPMorgan Chase & Co.	4.950%	3/25/20	1,000	1,125
JPMorgan Chase & Co.	4.350%	8/15/21	4,862	5,339
JPMorgan Chase & Co.	4.500%	1/24/22	495	545
JPMorgan Chase & Co.	3.250%	9/23/22	970	992
JPMorgan Chase & Co.	3.375%	5/1/23	875	880
JPMorgan Chase & Co.	3.875%	2/1/24	800	845
JPMorgan Chase & Co.	4.125%	12/15/26	765	790
JPMorgan Chase & Co.	5.400%	1/6/42	750	898
JPMorgan Chase & Co.	5.625%	8/16/43	400	476
4 Macquarie Bank Ltd.	2.400%	1/21/20	400	403
Manufacturers & Traders Trust Co.	2.100%	2/6/20	495	496
Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	679
Morgan Stanley	6.000%	4/28/15	1,000	1,003
Morgan Stanley	3.800%	4/29/16	255	263
Morgan Stanley	5.450%	1/9/17	1,000	1,070
Morgan Stanley	2.125%	4/25/18	1,375	1,389

Morgan Stanley	2.500%	1/24/19	2,500	2,546
Morgan Stanley	5.625%	9/23/19	645	735
Morgan Stanley	5.750%	1/25/21	1,740	2,022
Morgan Stanley	3.700%	10/23/24	750	780
Morgan Stanley	6.250%	8/9/26	3,000	3,735
Morgan Stanley	4.300%	1/27/45	850	881
National City Corp.	6.875%	5/15/19	1,000	1,180
4 Nationwide Building Society	2.350%	1/21/20	785	785
Northern Trust Corp.	3.450%	11/4/20	255	273
PNC Bank NA	4.875%	9/21/17	1,500	1,621
PNC Bank NA	3.300%	10/30/24	460	478
PNC Bank NA	2.950%	2/23/25	1,105	1,103
PNC Bank NA	4.200%	11/1/25	255	277
PNC Financial Services Group Inc.	3.900%	4/29/24	580	607
Santander Bank NA	2.000%	1/12/18	715	717
4 Standard Chartered plc	3.850%	4/27/15	380	381
State Street Corp.	5.375%	4/30/17	2,775	3,012
Svenska Handelsbanken AB	2.875%	4/4/17	1,000	1,034
Synchrony Financial	3.000%	8/15/19	1,055	1,078
Synchrony Financial	2.700%	2/3/20	405	406
UBS AG	5.875%	7/15/16	1,005	1,063
UBS AG	5.875%	12/20/17	480	533
UBS AG	4.875%	8/4/20	300	340
US Bancorp	1.650%	5/15/17	600	608
US Bancorp	3.700%	1/30/24	1,560	1,671
Wachovia Corp.	7.500%	4/15/35	1,000	1,429
Wells Fargo & Co.	5.625%	12/11/17	820	911
Wells Fargo & Co.	2.150%	1/15/19	2,915	2,960
Wells Fargo & Co.	3.000%	1/22/21	505	523
Wells Fargo & Co.	3.500%	3/8/22	640	677
Wells Fargo & Co.	3.450%	2/13/23	930	950
Wells Fargo & Co.	4.480%	1/16/24	1,199	1,302
Wells Fargo & Co.	3.000%	2/19/25	890	891
Wells Fargo & Co.	5.606%	1/15/44	2,276	2,752

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	305	350

Finance Companies (0.6%)
General Electric Capital Corp.	4.625%	1/7/21	1,120	1,263
General Electric Capital Corp.	5.300%	2/11/21	795	917
General Electric Capital Corp.	3.150%	9/7/22	3,376	3,493
General Electric Capital Corp.	3.100%	1/9/23	1,255	1,288
General Electric Capital Corp.	3.450%	5/15/24	800	843
General Electric Capital Corp.	6.750%	3/15/32	470	651
General Electric Capital Corp.	6.150%	8/7/37	2,210	2,931
General Electric Capital Corp.	5.875%	1/14/38	1,547	2,000
General Electric Capital Corp.	6.875%	1/10/39	600	864

Insurance (1.1%)
ACE INA Holdings Inc.	2.600%	11/23/15	600	607
ACE INA Holdings Inc.	5.800%	3/15/18	1,295	1,457
ACE INA Holdings Inc.	3.350%	5/15/24	555	579
Aetna Inc.	1.750%	5/15/17	60	61
1 Allstate Corp.	6.125%	5/15/67	1,000	1,057
Anthem Inc.	2.300%	7/15/18	375	381
Anthem Inc.	3.125%	5/15/22	1,610	1,634
Anthem Inc.	3.300%	1/15/23	1,100	1,117

	Cigna Corp.	3.250%	4/15/25	1,730	1,766
	CNA Financial Corp.	3.950%	5/15/24	135	140
4	Five Corners Funding Trust	4.419%	11/15/23	210	226
4	Liberty Mutual Group Inc.	4.250%	6/15/23	360	384
	Loews Corp.	2.625%	5/15/23	440	429
[1,4] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	2,000	2,597
	MetLife Inc.	1.903%	12/15/17	225	228
	MetLife Inc.	3.600%	4/10/24	580	613
	MetLife Inc.	4.125%	8/13/42	145	150
	MetLife Inc.	4.875%	11/13/43	660	760
4	Metropolitan Life Global Funding I	1.500%	1/10/18	1,480	1,486
4	Metropolitan Life Global Funding I	1.875%	6/22/18	950	962
4	New York Life Global Funding	1.650%	5/15/17	600	608
4	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,644
	Prudential Financial Inc.	3.000%	5/12/16	450	461
4	QBE Insurance Group Ltd.	2.400%	5/1/18	235	237
4	Teachers Insurance & Annuity Association of
	America	4.900%	9/15/44	375	424
	UnitedHealth Group Inc.	6.000%	6/15/17	500	554
	UnitedHealth Group Inc.	6.000%	2/15/18	700	793
	UnitedHealth Group Inc.	3.875%	10/15/20	601	655
	UnitedHealth Group Inc.	2.875%	3/15/22	27	27
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,202
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,732

	Real Estate Investment Trusts (0.1%)
	AvalonBay Communities Inc.	3.625%	10/1/20	520	550
	Duke Realty LP	6.500%	1/15/18	225	253
	HCP Inc.	3.750%	2/1/16	210	215
	Realty Income Corp.	4.650%	8/1/23	640	698
4	WEA Finance LLC / Westfield UK & Europe
	Finance plc	1.750%	9/15/17	375	377
4	WEA Finance LLC / Westfield UK & Europe
	Finance plc	2.700%	9/17/19	1,330	1,349
					207,470
Industrial (12.0%)
	Basic Industry (0.4%)
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	1,140	1,220
	CF Industries Inc.	5.375%	3/15/44	880	984
	EI du Pont de Nemours & Co.	2.750%	4/1/16	1,400	1,429
	LyondellBasell Industries NV	4.625%	2/26/55	900	891
	Monsanto Co.	4.700%	7/15/64	230	250
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	1,500	1,723
	Rio Tinto Finance USA Ltd.	3.750%	9/20/21	685	721
	Rio Tinto Finance USA plc	3.500%	3/22/22	1,300	1,342

	Capital Goods (0.8%)
	Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,356
	Caterpillar Inc.	3.900%	5/27/21	1,170	1,287
	Caterpillar Inc.	2.600%	6/26/22	705	712
	Caterpillar Inc.	3.400%	5/15/24	1,500	1,573
	Caterpillar Inc.	4.300%	5/15/44	350	379
	General Dynamics Corp.	3.875%	7/15/21	355	388
	General Electric Co.	2.700%	10/9/22	610	621
	General Electric Co.	4.125%	10/9/42	320	339
	General Electric Co.	4.500%	3/11/44	700	787
	Honeywell International Inc.	4.250%	3/1/21	1,002	1,128

Illinois Tool Works Inc.	3.500%	3/1/24	1,645	1,748
John Deere Capital Corp.	2.250%	4/17/19	1,465	1,497
John Deere Capital Corp.	1.700%	1/15/20	520	515
Lockheed Martin Corp.	2.900%	3/1/25	1,010	1,021
Parker-Hannifin Corp.	4.450%	11/21/44	450	502
4 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	2,225	2,385
United Technologies Corp.	4.875%	5/1/15	220	221
United Technologies Corp.	1.800%	6/1/17	155	158
United Technologies Corp.	3.100%	6/1/22	535	557
United Technologies Corp.	7.500%	9/15/29	770	1,126
United Technologies Corp.	6.050%	6/1/36	675	902
United Technologies Corp.	4.500%	6/1/42	325	360

Communication (2.3%)
21st Century Fox America Inc.	4.500%	2/15/21	375	415
21st Century Fox America Inc.	3.000%	9/15/22	245	248
21st Century Fox America Inc.	4.000%	10/1/23	475	510
21st Century Fox America Inc.	6.150%	2/15/41	800	1,036
America Movil SAB de CV	3.125%	7/16/22	1,880	1,910
America Movil SAB de CV	4.375%	7/16/42	530	526
American Tower Corp.	3.450%	9/15/21	1,125	1,148
AT&T Inc.	1.400%	12/1/17	1,400	1,393
AT&T Inc.	5.600%	5/15/18	1,000	1,111
AT&T Inc.	2.300%	3/11/19	850	857
AT&T Inc.	6.450%	6/15/34	845	1,047
AT&T Inc.	6.800%	5/15/36	500	629
BellSouth Corp.	6.550%	6/15/34	2,675	3,158
CBS Corp.	4.300%	2/15/21	675	730
Comcast Corp.	2.850%	1/15/23	240	244
Comcast Corp.	3.600%	3/1/24	1,110	1,189
Comcast Corp.	4.250%	1/15/33	1,032	1,111
Comcast Corp.	4.200%	8/15/34	620	670
Comcast Corp.	5.650%	6/15/35	110	137
Comcast Corp.	6.500%	11/15/35	115	156
Comcast Corp.	6.400%	5/15/38	120	162
Comcast Corp.	4.650%	7/15/42	1,035	1,158
Comcast Corp.	4.500%	1/15/43	500	549
Comcast Corp.	4.750%	3/1/44	400	460
4 Cox Communications Inc.	4.800%	2/1/35	1,540	1,621
4 Deutsche Telekom International Finance BV	2.250%	3/6/17	400	407
4 Deutsche Telekom International Finance BV	4.875%	3/6/42	705	797
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	500	500
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	255	288
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	100	109
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	250	259
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.950%	1/15/25	255	263
Discovery Communications LLC	5.625%	8/15/19	80	91
Discovery Communications LLC	5.050%	6/1/20	420	468
Discovery Communications LLC	3.250%	4/1/23	125	125
Grupo Televisa SAB	6.625%	1/15/40	630	782
4 NBCUniversal Enterprise Inc.	1.662%	4/15/18	1,920	1,936
4 NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,530	2,545
NBCUniversal Media LLC	4.375%	4/1/21	600	668

Orange SA	4.125%	9/14/21	1,740	1,905
4 SBA Tower Trust	2.933%	12/15/17	840	854
4 Sky plc	2.625%	9/16/19	975	988
4 Sky plc	3.750%	9/16/24	1,435	1,480
Time Warner Cable Inc.	5.850%	5/1/17	1,030	1,121
Time Warner Cable Inc.	8.750%	2/14/19	25	31
Time Warner Cable Inc.	8.250%	4/1/19	228	279
Time Warner Cable Inc.	6.550%	5/1/37	270	337
Time Warner Cable Inc.	7.300%	7/1/38	170	228
Time Warner Cable Inc.	6.750%	6/15/39	185	238
Time Warner Cable Inc.	5.875%	11/15/40	200	238
Time Warner Entertainment Co. LP	8.375%	3/15/23	95	128
Time Warner Inc.	4.875%	3/15/20	700	785
Time Warner Inc.	4.750%	3/29/21	350	391
Time Warner Inc.	6.500%	11/15/36	620	805
Verizon Communications Inc.	4.500%	9/15/20	1,280	1,409
Verizon Communications Inc.	3.450%	3/15/21	485	507
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,087
Verizon Communications Inc.	6.400%	9/15/33	2,230	2,790
Verizon Communications Inc.	5.850%	9/15/35	475	561
Verizon Communications Inc.	6.900%	4/15/38	290	382
Verizon Communications Inc.	4.750%	11/1/41	290	299
Verizon Communications Inc.	6.550%	9/15/43	1,360	1,758
Verizon Communications Inc.	4.862%	8/21/46	2,200	2,292
Viacom Inc.	3.250%	3/15/23	510	504
Walt Disney Co.	4.125%	6/1/44	560	618

Consumer Cyclical (1.6%)
Amazon.com Inc.	2.500%	11/29/22	885	867
Amazon.com Inc.	4.800%	12/5/34	520	569
Amazon.com Inc.	4.950%	12/5/44	645	707
4 American Honda Finance Corp.	1.500%	9/11/17	490	493
4 American Honda Finance Corp.	1.600%	2/16/18	810	817
American Honda Finance Corp.	2.125%	10/10/18	1,110	1,129
AutoZone Inc.	3.700%	4/15/22	1,371	1,431
AutoZone Inc.	3.125%	7/15/23	600	599
CVS Health Corp.	5.750%	6/1/17	176	193
CVS Health Corp.	2.750%	12/1/22	1,200	1,206
4 Daimler Finance North America LLC	2.375%	8/1/18	900	923
4 Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,592
Daimler Finance North America LLC	8.500%	1/18/31	1,000	1,583
eBay Inc.	1.350%	7/15/17	325	325
Ford Motor Credit Co. LLC	2.375%	3/12/19	1,700	1,719
Home Depot Inc.	2.250%	9/10/18	975	1,006
Home Depot Inc.	2.700%	4/1/23	720	731
Home Depot Inc.	3.750%	2/15/24	450	490
Home Depot Inc.	4.400%	3/15/45	555	621
4 Hyundai Capital America	1.625%	10/2/15	375	376
Lowe's Cos. Inc.	6.875%	2/15/28	710	961
Lowe's Cos. Inc.	6.500%	3/15/29	1,000	1,312
McDonald's Corp.	2.625%	1/15/22	195	198
McDonald's Corp.	3.250%	6/10/24	210	218
4 Nissan Motor Acceptance Corp.	1.950%	9/12/17	1,186	1,206
4 Nissan Motor Acceptance Corp.	1.800%	3/15/18	1,100	1,111
4 Nissan Motor Acceptance Corp.	2.650%	9/26/18	585	602
PACCAR Financial Corp.	1.600%	3/15/17	1,002	1,014
Target Corp.	2.900%	1/15/22	1,200	1,236
Toyota Motor Credit Corp.	2.800%	1/11/16	1,105	1,124

Toyota Motor Credit Corp.		1.750%	5/22/17	1,200	1,218
Toyota Motor Credit Corp.		1.250%	10/5/17	900	903
4 Volkswagen Group of America Finance LLC		2.450%	11/20/19	440	449
Wal-Mart Stores Inc.		3.250%	10/25/20	742	795
Wal-Mart Stores Inc.		4.250%	4/15/21	1,000	1,120
Wal-Mart Stores Inc.		2.550%	4/11/23	2,050	2,062
Wal-Mart Stores Inc.		5.625%	4/15/41	2,790	3,628

	Consumer Noncyclical (4.2%)
	AbbVie Inc.	1.750%	11/6/17	775	778
	AbbVie Inc.	2.000%	11/6/18	995	1,000
	Actavis Funding SCS	3.000%	3/12/20	805	822
	Actavis Funding SCS	3.450%	3/15/22	1,090	1,112
	Actavis Funding SCS	3.800%	3/15/25	505	520
	Actavis Funding SCS	4.850%	6/15/44	900	960
	Altria Group Inc.	4.750%	5/5/21	590	658
	Altria Group Inc.	2.850%	8/9/22	455	452
	Altria Group Inc.	4.500%	5/2/43	1,225	1,269
	AmerisourceBergen Corp.	3.500%	11/15/21	1,310	1,386
	Amgen Inc.	2.300%	6/15/16	635	645
	Amgen Inc.	3.875%	11/15/21	835	898
	Amgen Inc.	5.150%	11/15/41	1,335	1,526
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	200	230
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	700	779
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	4,615	4,554
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	125	121
	AstraZeneca plc	1.950%	9/18/19	390	392
	AstraZeneca plc	6.450%	9/15/37	615	837
[1,4,5]Avery 2014 A 144A		1.776%	4/25/26	1,190	1,191
4	BAT International Finance plc	3.250%	6/7/22	1,480	1,518
	Baxter International Inc.	5.900%	9/1/16	502	536
4	Bayer US Finance LLC	2.375%	10/8/19	200	203
4	Bayer US Finance LLC	3.000%	10/8/21	1,980	2,043
4	Bayer US Finance LLC	3.375%	10/8/24	295	306
	Bristol-Myers Squibb Co.	3.250%	11/1/23	990	1,040
	Cardinal Health Inc.	1.700%	3/15/18	75	75
	Cardinal Health Inc.	2.400%	11/15/19	625	633
	Cardinal Health Inc.	3.200%	3/15/23	1,065	1,091
	Cardinal Health Inc.	3.500%	11/15/24	580	598
	Cardinal Health Inc.	4.500%	11/15/44	665	704
4	Cargill Inc.	4.307%	5/14/21	2,092	2,328
4	Cargill Inc.	6.875%	5/1/28	645	845
4	Cargill Inc.	6.125%	4/19/34	1,270	1,646
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	55	55
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	255	262
1	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	126	126
	Celgene Corp.	2.250%	5/15/19	160	162
	Celgene Corp.	3.625%	5/15/24	370	384
	Coca-Cola Co.	3.300%	9/1/21	300	320
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	533
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	768	786
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	850	908
	Coca-Cola HBC Finance BV	5.500%	9/17/15	700	712
	Colgate-Palmolive Co.	7.600%	5/19/25	480	663
	ConAgra Foods Inc.	1.900%	1/25/18	210	210
	Diageo Capital plc	2.625%	4/29/23	1,230	1,217
	Diageo Investment Corp.	2.875%	5/11/22	525	533
	Dignity Health	2.637%	11/1/19	140	143

Dignity Health	3.812%	11/1/24	300	316
Eli Lilly & Co.	2.750%	6/1/25	275	276
Eli Lilly & Co.	4.650%	6/15/44	720	835
Eli Lilly & Co.	3.700%	3/1/45	410	409
4 EMD Finance LLC	2.950%	3/19/22	605	610
4 EMD Finance LLC	3.250%	3/19/25	1,200	1,212
Express Scripts Holding Co.	2.650%	2/15/17	1,072	1,099
Express Scripts Holding Co.	2.250%	6/15/19	575	579
Express Scripts Holding Co.	4.750%	11/15/21	600	675
Express Scripts Holding Co.	3.500%	6/15/24	825	849
4 Forest Laboratories Inc.	4.875%	2/15/21	575	631
Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,077
Gilead Sciences Inc.	3.500%	2/1/25	775	816
Gilead Sciences Inc.	4.500%	2/1/45	1,595	1,754
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	445	448
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,452
GlaxoSmithKline Capital plc	1.500%	5/8/17	560	566
4 Grupo Bimbo SAB de CV	3.875%	6/27/24	360	367
4 Heineken NV	1.400%	10/1/17	205	206
4 Heineken NV	2.750%	4/1/23	860	855
4 Heineken NV	4.000%	10/1/42	35	35
4 Japan Tobacco Inc.	2.100%	7/23/18	545	553
Johnson & Johnson	5.150%	7/15/18	500	564
Kaiser Foundation Hospitals	3.500%	4/1/22	330	339
Kaiser Foundation Hospitals	4.875%	4/1/42	340	396
Kraft Foods Group Inc.	2.250%	6/5/17	295	300
Kroger Co.	3.300%	1/15/21	1,570	1,639
Kroger Co.	3.850%	8/1/23	270	288
Kroger Co.	4.000%	2/1/24	540	582
McKesson Corp.	3.250%	3/1/16	175	179
McKesson Corp.	2.700%	12/15/22	195	193
McKesson Corp.	2.850%	3/15/23	190	190
McKesson Corp.	3.796%	3/15/24	465	488
Medtronic Inc.	1.375%	4/1/18	225	225
4 Medtronic Inc.	2.500%	3/15/20	935	955
4 Medtronic Inc.	3.150%	3/15/22	1,290	1,337
Medtronic Inc.	3.625%	3/15/24	270	287
4 Medtronic Inc.	3.500%	3/15/25	2,196	2,296
4 Medtronic Inc.	4.375%	3/15/35	610	663
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	280	285
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	275	279
Merck & Co. Inc.	1.300%	5/18/18	1,030	1,031
Merck & Co. Inc.	2.350%	2/10/22	790	791
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,196
Merck & Co. Inc.	2.750%	2/10/25	1,210	1,207
Merck & Co. Inc.	4.150%	5/18/43	760	813
Molson Coors Brewing Co.	2.000%	5/1/17	31	31
Molson Coors Brewing Co.	3.500%	5/1/22	690	712
Molson Coors Brewing Co.	5.000%	5/1/42	370	393
Mondelez International Inc.	4.000%	2/1/24	495	536
New York & Presbyterian Hospital	4.024%	8/1/45	735	740
Novartis Capital Corp.	3.400%	5/6/24	1,900	2,025
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	50	53
Pepsi Bottling Group Inc.	7.000%	3/1/29	500	699
PepsiCo Inc.	3.125%	11/1/20	330	350
PepsiCo Inc.	2.750%	3/5/22	670	683

PepsiCo Inc.	4.000%	3/5/42	845	869
Pfizer Inc.	6.200%	3/15/19	1,400	1,637
Pfizer Inc.	3.000%	6/15/23	1,050	1,075
Philip Morris International Inc.	4.500%	3/26/20	250	279
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,132
Philip Morris International Inc.	2.500%	8/22/22	575	571
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,143
1 Procter & Gamble - Esop	9.360%	1/1/21	1,145	1,413
4 Roche Holdings Inc.	6.000%	3/1/19	333	387
4 Roche Holdings Inc.	2.875%	9/29/21	850	880
4 SABMiller Holdings Inc.	2.450%	1/15/17	400	409
4 SABMiller Holdings Inc.	3.750%	1/15/22	400	421
Sanofi	4.000%	3/29/21	1,130	1,242
St. Jude Medical Inc.	2.500%	1/15/16	666	676
Sysco Corp.	3.000%	10/2/21	420	433
Sysco Corp.	3.500%	10/2/24	2,055	2,132
4 Tesco plc	5.500%	11/15/17	715	770
Thermo Fisher Scientific Inc.	3.200%	5/1/15	265	265
Thermo Fisher Scientific Inc.	3.200%	3/1/16	260	265
Thermo Fisher Scientific Inc.	1.850%	1/15/18	530	532
Unilever Capital Corp.	4.250%	2/10/21	2,805	3,143

Energy (1.4%)
4 BG Energy Capital plc	4.000%	10/15/21	200	208
BP Capital Markets plc	3.200%	3/11/16	650	665
BP Capital Markets plc	1.846%	5/5/17	650	658
BP Capital Markets plc	4.750%	3/10/19	795	880
BP Capital Markets plc	2.315%	2/13/20	160	161
BP Capital Markets plc	4.500%	10/1/20	400	444
BP Capital Markets plc	3.062%	3/17/22	1,100	1,117
BP Capital Markets plc	3.245%	5/6/22	650	667
BP Capital Markets plc	2.500%	11/6/22	500	486
BP Capital Markets plc	3.994%	9/26/23	420	444
BP Capital Markets plc	3.814%	2/10/24	650	676
BP Capital Markets plc	3.506%	3/17/25	1,280	1,304
Chevron Corp.	3.191%	6/24/23	1,235	1,285
ConocoPhillips	5.200%	5/15/18	1,500	1,667
ConocoPhillips Co.	2.875%	11/15/21	375	384
ConocoPhillips Co.	3.350%	11/15/24	1,280	1,319
ConocoPhillips Co.	4.300%	11/15/44	1,475	1,568
Dominion Gas Holdings LLC	3.550%	11/1/23	470	491
Encana Corp.	6.500%	5/15/19	810	931
EOG Resources Inc.	5.625%	6/1/19	425	489
EOG Resources Inc.	2.625%	3/15/23	1,050	1,049
Halliburton Co.	3.500%	8/1/23	1,980	2,057
NiSource Finance Corp.	4.800%	2/15/44	1,355	1,528
Occidental Petroleum Corp.	4.100%	2/1/21	1,120	1,224
Occidental Petroleum Corp.	2.700%	2/15/23	250	249
Phillips 66	4.875%	11/15/44	520	557
4 Schlumberger Investment SA	2.400%	8/1/22	630	622
Schlumberger Investment SA	3.650%	12/1/23	1,120	1,186
Shell International Finance BV	4.375%	3/25/20	800	894
Shell International Finance BV	2.250%	1/6/23	850	831
Suncor Energy Inc.	3.600%	12/1/24	625	639
Suncor Energy Inc.	5.950%	12/1/34	500	595
Total Capital International SA	1.550%	6/28/17	1,365	1,380
Total Capital International SA	2.700%	1/25/23	885	883
Total Capital International SA	3.750%	4/10/24	1,400	1,490

Total Capital SA	2.125%	8/10/18	850	868
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,297

Other Industrial (0.1%)
4 Hutchison Whampoa Finance CI Ltd.	3.625%	10/31/24	750	769
4 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	305	315
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	690	734

Technology (0.6%)
Apple Inc.	2.850%	5/6/21	1,100	1,143
Apple Inc.	3.450%	5/6/24	1,000	1,058
Apple Inc.	3.850%	5/4/43	430	437
Apple Inc.	4.450%	5/6/44	120	134
Cisco Systems Inc.	4.450%	1/15/20	605	678
Cisco Systems Inc.	2.900%	3/4/21	320	336
EMC Corp.	1.875%	6/1/18	875	885
EMC Corp.	2.650%	6/1/20	500	514
EMC Corp.	3.375%	6/1/23	500	520
International Business Machines Corp.	1.250%	2/6/17	250	252
International Business Machines Corp.	3.375%	8/1/23	1,750	1,826
International Business Machines Corp.	3.625%	2/12/24	700	743
International Business Machines Corp.	5.875%	11/29/32	2,000	2,549
Microsoft Corp.	2.375%	2/12/22	635	640
Microsoft Corp.	3.625%	12/15/23	500	544
Microsoft Corp.	2.700%	2/12/25	760	764
Microsoft Corp.	3.500%	2/12/35	605	604
Oracle Corp.	2.800%	7/8/21	375	388
Oracle Corp.	6.125%	7/8/39	350	464

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.000%	3/15/23	400	408
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,800	1,943
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	776	877
4 ERAC USA Finance LLC	5.900%	11/15/15	500	516
4 ERAC USA Finance LLC	2.750%	3/15/17	205	210
4 ERAC USA Finance LLC	2.350%	10/15/19	610	613
4 ERAC USA Finance LLC	4.500%	8/16/21	325	356
4 ERAC USA Finance LLC	3.300%	10/15/22	40	41
4 ERAC USA Finance LLC	7.000%	10/15/37	1,000	1,341
4 ERAC USA Finance LLC	4.500%	2/15/45	150	152
1 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	983	1,145
FedEx Corp.	2.625%	8/1/22	130	130
FedEx Corp.	2.700%	4/15/23	255	252
FedEx Corp.	3.200%	2/1/25	425	430
FedEx Corp.	4.900%	1/15/34	230	259
FedEx Corp.	3.875%	8/1/42	120	117
FedEx Corp.	4.100%	4/15/43	500	501
FedEx Corp.	5.100%	1/15/44	340	395
Norfolk Southern Corp.	7.700%	5/15/17	1,500	1,698
Southwest Airlines Co.	5.750%	12/15/16	1,500	1,609
1 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	401	462
United Parcel Service Inc.	2.450%	10/1/22	425	427
United Parcel Service Inc.	4.875%	11/15/40	460	548
				281,753

Utilities (1.9%)
Electric (1.8%)
Alabama Power Co.	5.550%	2/1/17	585	630
Alabama Power Co.	3.750%	3/1/45	630	643
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,235
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,000	1,305
Commonwealth Edison Co.	5.950%	8/15/16	770	821
Connecticut Light & Power Co.	5.650%	5/1/18	465	527
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	700	747
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	890	954
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,365	1,526
Delmarva Power & Light Co.	3.500%	11/15/23	305	323
Dominion Resources Inc.	5.200%	8/15/19	750	844
Dominion Resources Inc.	3.625%	12/1/24	1,515	1,580
Duke Energy Carolinas LLC	5.250%	1/15/18	275	305
Duke Energy Carolinas LLC	5.100%	4/15/18	590	656
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,204
Duke Energy Florida Inc.	6.350%	9/15/37	200	284
Duke Energy Progress Inc.	6.300%	4/1/38	365	519
Eversource Energy	4.500%	11/15/19	90	100
Eversource Energy	3.150%	1/15/25	110	111
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,280
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,194
Florida Power & Light Co.	5.950%	2/1/38	785	1,056
Georgia Power Co.	5.400%	6/1/18	1,165	1,299
Georgia Power Co.	4.300%	3/15/42	755	817
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,673
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	1,040	1,046
Northern States Power Co.	6.250%	6/1/36	2,000	2,799
Pacific Gas & Electric Co.	4.250%	5/15/21	300	330
Pacific Gas & Electric Co.	3.850%	11/15/23	450	482
Pacific Gas & Electric Co.	3.750%	2/15/24	305	326
Pacific Gas & Electric Co.	5.125%	11/15/43	285	345
PacifiCorp	6.250%	10/15/37	2,000	2,780
Peco Energy Co.	5.350%	3/1/18	565	630
Potomac Electric Power Co.	6.500%	11/15/37	750	1,057
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	2,121
San Diego Gas & Electric Co.	6.000%	6/1/26	600	766
Sierra Pacific Power Co.	3.375%	8/15/23	850	892
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,000	1,327
Southern California Edison Co.	2.400%	2/1/22	170	170
Southern California Edison Co.	6.000%	1/15/34	1,000	1,337
Southern California Edison Co.	5.550%	1/15/37	2,250	2,893
Southern California Edison Co.	3.600%	2/1/45	141	142
Southern Co.	2.450%	9/1/18	225	232
Virginia Electric & Power Co.	2.750%	3/15/23	690	698
Wisconsin Electric Power Co.	5.700%	12/1/36	690	909

Natural Gas (0.0%)
AGL Capital Corp.	6.375%	7/15/16	775	826

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	1,170	1,243

				44,984
Total Corporate Bonds (Cost $495,427)				534,207

Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
4	Abu Dhabi National Energy Co.	5.875%	10/27/16	595	635
4	CDP Financial Inc.	4.400%	11/25/19	1,000	1,114
4	Electricite de France SA	4.600%	1/27/20	1,200	1,335
4	Electricite de France SA	4.875%	1/22/44	300	345
[1,4] Electricite de France SA		5.250%	1/29/49	235	245
[1,4] Electricite de France SA		5.625%	12/29/49	1,400	1,485
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,000	2,638
	Japan Finance Organization for Municipalities	4.625%	4/21/15	500	501
	Korea Development Bank	2.875%	8/22/18	505	522
	Korea Development Bank	2.500%	3/11/20	2,000	2,026
4	Petroleos Mexicanos	3.500%	7/23/20	915	939
	Quebec	5.125%	11/14/16	1,000	1,068
4	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,305	1,329
	Statoil ASA	2.250%	11/8/19	580	590
	Statoil ASA	2.900%	11/8/20	1,410	1,471
	Statoil ASA	2.750%	11/10/21	850	869
	Statoil ASA	2.450%	1/17/23	382	375
	Statoil ASA	2.650%	1/15/24	360	354
	Statoil ASA	3.700%	3/1/24	640	681
	Statoil ASA	3.250%	11/10/24	795	816
4	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,122
	United Mexican States	3.500%	1/21/21	342	356
	United Mexican States	3.600%	1/30/25	610	626
Total Sovereign Bonds (Cost $19,973)					21,442
Taxable Municipal Bonds (1.8%)
	Atlanta GA Downtown Development Authority
	Revenue	6.875%	2/1/21	350	407
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,000	1,440
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	350	525
	California GO	5.700%	11/1/21	265	313
	California GO	7.550%	4/1/39	1,170	1,827
	California GO	7.300%	10/1/39	300	447
	California GO	7.625%	3/1/40	90	140
	California GO	7.600%	11/1/40	920	1,476
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	215	275
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	530	607
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	425	578
	Chicago Transit Authority	6.899%	12/1/40	475	612
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	1,036
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	996	1,303
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	1,015	1,283
	Houston TX GO	6.290%	3/1/32	580	734
	Illinois GO	5.100%	6/1/33	1,340	1,363
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	994
6	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,000	2,360

Los Angeles CA Community College District
GO	6.750%	8/1/49	405	614
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	455	588
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,793
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	545	729
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,282
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	617
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	881
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	115	131
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	80	109
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	150	213
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	506
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	445	597
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,555	2,317
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	655	864
Oregon GO	5.902%	8/1/38	490	628
6 Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,430
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	404
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	340
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,300	1,422
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	2,000	2,118
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	414
University of California	3.931%	5/15/45	570	581
University of California Regents General
Revenue	4.601%	5/15/31	590	660
University of California Regents Medical
Center Revenue	6.548%	5/15/48	280	382
University of California Regents Medical
Center Revenue	6.583%	5/15/49	845	1,153
University of California Revenue	5.770%	5/15/43	1,010	1,299
University of California Revenue	4.765%	5/15/44	145	158
Total Taxable Municipal Bonds (Cost $34,090)				40,950

Temporary Cash Investment (0.8%)
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.8%)
RBS Securities, Inc.
(Dated 3/31/15, Repurchase Value
$19,800,000, collateralized by U.S.
Treasury Note/Bond 2.500%, 5/15/24, with
a value of $20,199,000) (Cost $19,800)	0.120%	4/1/15	19,800	19,800
Total Investments (98.1%) (Cost $1,826,427)				2,304,990
Other Assets and Liabilities-Net (1.9%)[7]				44,286
Net Assets (100%)				2,349,276

* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2015.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate value of these securities was $106,276,000, representing 4.5% of net assets.
5 Adjustable-rate security.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Cash of $713,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,414,128	91,786	—
U.S. Government and Agency Obligations	—	143,631	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	38,456	590
Corporate Bonds	—	534,207	—
Sovereign Bonds	—	21,442	—
Taxable Municipal Bonds	—	40,950	—
Temporary Cash Investments	—	19,800	—
Futures Contracts—Assets[1]	6	—	—
Futures Contracts—Liabilities[1]	(171)	—	—
Total	1,413,963	890,272	590
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
5-Year U.S. Treasury Note	June 2015	(425)	(51,090)	(441)
10-Year U.S. Treasury Note	June 2015	(270)	(34,805)	(374)
2-Year U.S. Treasury Note	June 2015	31	6,794	15

Ultra Long U.S. Treasury Bond	June 2015	7	1,189	11
(789)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. At March 31, 2015, the cost of investment securities for tax purposes was $1,827,917,000. Net unrealized appreciation of investment securities for tax purposes was $477,073,000, consisting of unrealized gains of $506,741,000 on securities that had risen in value since their purchase and $29,668,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Growth Portfolio

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (91.9%)
Consumer Discretionary (9.1%)
L Brands Inc.	191,100	18,019
* DIRECTV	146,061	12,430
Walt Disney Co.	92,500	9,702
TJX Cos. Inc.	124,700	8,735
Ross Stores Inc.	82,100	8,650
* Sony Corp. ADR	263,100	7,046
Carnival Corp.	129,300	6,186
* Bed Bath & Beyond Inc.	41,700	3,202
Whirlpool Corp.	13,700	2,768
VF Corp.	13,500	1,017
* Amazon.com Inc.	2,600	967
Time Warner Cable Inc.	4,700	704
		79,426
Consumer Staples (0.4%)
CVS Health Corp.	32,500	3,354

Energy (2.1%)
Schlumberger Ltd.	66,400	5,541
EOG Resources Inc.	50,900	4,667
^ Transocean Ltd.	256,900	3,769
Noble Energy Inc.	57,100	2,792
Exxon Mobil Corp.	11,200	952
National Oilwell Varco Inc.	10,800	540
* Southwestern Energy Co.	17,000	394
		18,655
Financials (5.6%)
Charles Schwab Corp.	473,400	14,410
Marsh & McLennan Cos. Inc.	211,900	11,885
Wells Fargo & Co.	147,200	8,008
Chubb Corp.	50,800	5,136
CME Group Inc.	43,200	4,092
Progressive Corp.	78,000	2,122
US Bancorp	29,300	1,280
Discover Financial Services	14,200	800
American Express Co.	7,800	609
		48,342
Health Care (29.0%)
* Biogen Inc.	156,200	65,954
Amgen Inc.	267,971	42,835
Eli Lilly & Co.	528,400	38,388
Roche Holding AG	106,500	29,266
Novartis AG ADR	227,950	22,478
Medtronic plc	181,500	14,155
Johnson & Johnson	114,700	11,539
* Boston Scientific Corp.	514,102	9,125
Thermo Fisher Scientific Inc.	43,700	5,871
Abbott Laboratories	117,400	5,439
GlaxoSmithKline plc ADR	58,100	2,682

Sanofi ADR	46,300	2,289
AbbVie Inc.	38,900	2,277
		252,298
Industrials (15.4%)
FedEx Corp.	172,500	28,540
Southwest Airlines Co.	626,750	27,765
Airbus Group NV	196,900	12,801
Honeywell International Inc.	91,200	9,513
Alaska Air Group Inc.	121,200	8,021
Union Pacific Corp.	59,800	6,477
* United Continental Holdings Inc.	94,300	6,342
Caterpillar Inc.	73,500	5,882
United Parcel Service Inc. Class B	39,550	3,834
Delta Air Lines Inc.	79,400	3,570
American Airlines Group Inc.	66,300	3,499
Boeing Co.	23,200	3,482
Deere & Co.	36,200	3,174
CH Robinson Worldwide Inc.	37,900	2,775
United Technologies Corp.	18,300	2,145
Pentair plc	26,700	1,679
Rockwell Automation Inc.	13,600	1,577
CSX Corp.	40,800	1,351
Safran SA	18,900	1,321
Expeditors International of Washington Inc.	15,600	752
		134,500
Information Technology (28.2%)
Texas Instruments Inc.	624,800	35,729
* Adobe Systems Inc.	395,200	29,221
Microsoft Corp.	710,200	28,873
* Google Inc. Class A	25,800	14,311
* Google Inc. Class C	25,700	14,084
Hewlett-Packard Co.	383,450	11,948
Intuit Inc.	122,900	11,916
QUALCOMM Inc.	151,300	10,491
Intel Corp.	323,000	10,100
* Micron Technology Inc.	366,700	9,949
EMC Corp.	307,000	7,847
Telefonaktiebolaget LM Ericsson ADR	546,200	6,855
Cisco Systems Inc.	223,400	6,149
Oracle Corp.	142,300	6,140
NVIDIA Corp.	251,750	5,268
NetApp Inc.	144,000	5,106
KLA-Tencor Corp.	84,700	4,937
Visa Inc. Class A	73,200	4,788
Plantronics Inc.	67,150	3,556
* Alibaba Group Holding Ltd. ADR	39,000	3,246
Analog Devices Inc.	40,600	2,558
Activision Blizzard Inc.	101,900	2,316
Corning Inc.	95,150	2,158
Broadcom Corp. Class A	44,700	1,935
* BlackBerry Ltd.	189,200	1,690
Apple Inc.	9,500	1,182
* eBay Inc.	17,900	1,032
* Entegris Inc.	46,900	642
MasterCard Inc. Class A	7,000	605

SanDisk Corp.		8,700	554
			245,186
Materials (2.1%)
Monsanto Co.		113,700	12,796
Potash Corp. of Saskatchewan Inc.		104,700	3,376
Praxair Inc.		16,200	1,956
			18,128
Total Common Stocks (Cost $509,953)			799,889

	Coupon
Temporary Cash Investment (8.5%)
Money Market Fund (8.5%)
[1,2] Vanguard Market Liquidity Fund (Cost
$73,945)	0.128%	73,945,000	73,945
Total Investments (100.4%) (Cost $583,898)			873,834
Other Assets and Liabilities-Net (-0.4%)[2]			(3,170)
Net Assets (100%)			870,664

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,661,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,698,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Vanguard Capital Growth Portfolio

Level 2—Other significant observable inputs (including quoted prices for similar securities, rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	756,501	43,388	—
Temporary Cash Investments	73,945	—	—
Total	830,446	43,388	—

D. At March 31, 2015, the cost of investment securities for tax purposes was $583,898,000. Net unrealized appreciation of investment securities for tax purposes was $289,936,000, consisting of unrealized gains of $301,889,000 on securities that had risen in value since their purchase and $11,953,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Value Portfolio

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)
Consumer Discretionary (8.6%)
Target Corp.	470,000	38,573
Ford Motor Co.	2,225,900	35,926
Johnson Controls Inc.	480,500	24,236
		98,735
Consumer Staples (11.2%)
Philip Morris International Inc.	462,200	34,817
Imperial Tobacco Group plc ADR	339,100	29,827
Wal-Mart Stores Inc.	335,400	27,587
Altria Group Inc.	435,200	21,769
Diageo plc ADR	142,300	15,734
		129,734
Energy (11.7%)
Phillips 66	434,972	34,189
ConocoPhillips	454,244	28,281
Marathon Petroleum Corp.	268,600	27,502
Occidental Petroleum Corp.	316,300	23,090
BP plc ADR	380,300	14,873
^ Seadrill Ltd.	756,100	7,070
		135,005
Financials (21.9%)
Wells Fargo & Co.	877,500	47,736
PNC Financial Services Group Inc.	415,572	38,748
JPMorgan Chase & Co.	626,250	37,938
Bank of America Corp.	1,649,046	25,379
American Express Co.	321,900	25,147
Citigroup Inc.	462,930	23,850
Capital One Financial Corp.	295,800	23,315
XL Group plc Class A	340,300	12,523
Navient Corp.	595,400	12,105
* SLM Corp.	595,200	5,523
		252,264
Health Care (18.2%)
Medtronic plc	585,800	45,687
Anthem Inc.	257,400	39,745
Pfizer Inc.	1,088,614	37,873
Sanofi ADR	625,300	30,915
Johnson & Johnson	287,100	28,882
Merck & Co. Inc.	476,200	27,372
		210,474
Industrials (10.3%)
Raytheon Co.	276,000	30,153
General Dynamics Corp.	217,400	29,507
Honeywell International Inc.	247,100	25,775
Emerson Electric Co.	347,700	19,687
Xylem Inc.	387,000	13,553
		118,675

Information Technology (9.2%)
Microsoft Corp.		883,000	35,898
Oracle Corp.		673,000	29,040
QUALCOMM Inc.		364,400	25,268
Intel Corp.		524,500	16,401
			106,607
Telecommunication Services (4.0%)
Verizon Communications Inc.		722,860	35,153
AT&T Inc.		342,127	11,170
			46,323
Utilities (4.0%)
CenterPoint Energy Inc.		1,018,200	20,782
Entergy Corp.		220,600	17,094
Public Service Enterprise Group Inc.		201,100	8,430
			46,306
Total Common Stocks (Cost $959,919)			1,144,123

	Coupon
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
[1,2] Vanguard Market Liquidity Fund (Cost
$17,379)	0.128%	17,378,587	17,379
Total Investments (100.6%) (Cost $977,298)			1,161,502
Other Assets and Liabilities-Net (-0.6%)[2]			(6,895)
Net Assets (100%)			1,154,607

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,805,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $3,000,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Diversified Value Portfolio

At March 31, 2015, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2015, the cost of investment securities for tax purposes was $977,298,000. Net unrealized appreciation of investment securities for tax purposes was $184,204,000, consisting of unrealized gains of $279,947,000 on securities that had risen in value since their purchase and $95,743,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Income Portfolio

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (98.8%)[1]
Consumer Discretionary (6.1%)
Home Depot Inc.	198,000	22,495
McDonald's Corp.	92,596	9,022
Thomson Reuters Corp.	133,200	5,403
General Motors Co.	95,700	3,589
WPP plc	120,751	2,742
Carnival Corp.	57,000	2,727
H&R Block Inc.	61,800	1,982
Omnicom Group Inc.	24,900	1,942
Cablevision Systems Corp. Class A	101,820	1,863
Best Buy Co. Inc.	46,100	1,742
Cato Corp. Class A	42,700	1,691
Las Vegas Sands Corp.	24,000	1,321
Target Corp.	13,300	1,091
Cracker Barrel Old Country Store Inc.	6,200	943
Ford Motor Co.	42,600	688
Autoliv Inc.	2,100	247
		59,488
Consumer Staples (12.1%)
Kraft Foods Group Inc.	201,265	17,533
Wal-Mart Stores Inc.	170,885	14,055
Procter & Gamble Co.	158,700	13,004
Coca-Cola Co.	297,924	12,081
Philip Morris International Inc.	139,773	10,529
Altria Group Inc.	185,480	9,278
PepsiCo Inc.	90,400	8,644
Diageo plc ADR	45,900	5,075
British American Tobacco plc	95,620	4,952
Anheuser-Busch InBev NV ADR	40,400	4,925
Unilever NV	91,000	3,800
Reynolds American Inc.	37,900	2,612
Dr Pepper Snapple Group Inc.	31,300	2,457
Clorox Co.	20,600	2,274
Sysco Corp.	56,700	2,139
ConAgra Foods Inc.	51,000	1,863
Kimberly-Clark Corp.	14,760	1,581
		116,802
Energy (10.8%)
Exxon Mobil Corp.	332,950	28,301
Chevron Corp.	219,500	23,043
Suncor Energy Inc.	313,600	9,173
Phillips 66	103,700	8,151
Occidental Petroleum Corp.	100,950	7,369
Enbridge Inc.	124,500	6,038
Marathon Oil Corp.	180,400	4,710
Valero Energy Corp.	48,000	3,054
Royal Dutch Shell plc Class B	78,729	2,452
ONEOK Inc.	43,900	2,118
Targa Resources Corp.	20,000	1,916

Delek US Holdings Inc.	45,900	1,824
Western Refining Inc.	36,600	1,808
ConocoPhillips	22,200	1,382
Kinder Morgan Inc.	26,900	1,131
Murphy Oil Corp.	23,000	1,072
Paragon Offshore plc	574,650	747
Spectra Energy Corp.	3,500	127
		104,416
Financials (16.1%)
Wells Fargo & Co.	702,900	38,238
JPMorgan Chase & Co.	488,500	29,593
Marsh & McLennan Cos. Inc.	313,900	17,607
PNC Financial Services Group Inc.	135,300	12,615
BlackRock Inc.	31,400	11,487
ACE Ltd.	75,400	8,406
MetLife Inc.	148,100	7,486
M&T Bank Corp.	54,400	6,909
US Bancorp	122,500	5,350
Travelers Cos. Inc.	29,900	3,233
CME Group Inc.	29,800	2,822
Navient Corp.	101,700	2,068
Axis Capital Holdings Ltd.	39,400	2,032
Lazard Ltd. Class A	37,700	1,983
PartnerRe Ltd.	17,200	1,967
Validus Holdings Ltd.	42,600	1,793
Janus Capital Group Inc.	45,500	782
OFG Bancorp	40,600	663
Maiden Holdings Ltd.	35,800	531
		155,565
Health Care (13.0%)
Johnson & Johnson	311,086	31,295
Merck & Co. Inc.	433,674	24,928
Pfizer Inc.	632,899	22,018
Bristol-Myers Squibb Co.	181,960	11,736
Eli Lilly & Co.	116,320	8,451
AstraZeneca plc ADR	92,000	6,296
Roche Holding AG	22,277	6,121
AbbVie Inc.	91,100	5,333
Baxter International Inc.	67,600	4,631
Novartis AG	37,365	3,688
Quality Systems Inc.	69,200	1,106
Quest Diagnostics Inc.	1,000	77
		125,680
Industrials (12.6%)
General Electric Co.	885,152	21,961
3M Co.	92,640	15,281
Eaton Corp. plc	205,600	13,969
United Technologies Corp.	109,500	12,833
United Parcel Service Inc. Class B	99,000	9,597
Waste Management Inc.	131,000	7,104
Raytheon Co.	62,700	6,850
Honeywell International Inc.	58,800	6,134
Boeing Co.	36,300	5,448
Lockheed Martin Corp.	21,700	4,404
Schneider Electric SE	54,709	4,257
Illinois Tool Works Inc.	37,400	3,633

PACCAR Inc.	38,600	2,437
Caterpillar Inc.	29,400	2,353
General Dynamics Corp.	14,170	1,923
Aircastle Ltd.	82,200	1,846
Pitney Bowes Inc.	64,100	1,495
		121,525
Information Technology (13.5%)
Microsoft Corp.	849,900	34,553
Intel Corp.	690,900	21,604
Cisco Systems Inc.	670,000	18,442
Analog Devices Inc.	200,400	12,625
International Business Machines Corp.	66,200	10,625
Texas Instruments Inc.	101,400	5,799
Maxim Integrated Products Inc.	155,900	5,427
Symantec Corp.	228,500	5,339
QUALCOMM Inc.	38,600	2,676
Western Union Co.	108,100	2,250
Broadridge Financial Solutions Inc.	35,700	1,964
Apple Inc.	15,000	1,866
Computer Sciences Corp.	26,900	1,756
EarthLink Holdings Corp.	384,700	1,708
Seagate Technology plc	28,700	1,493
Leidos Holdings Inc.	31,400	1,318
Science Applications International Corp.	21,700	1,114
Cypress Semiconductor Corp.	25,300	357
		130,916
Materials (2.9%)
Dow Chemical Co.	199,400	9,567
Akzo Nobel NV	61,831	4,675
Nucor Corp.	88,800	4,221
EI du Pont de Nemours & Co.	46,466	3,321
LyondellBasell Industries NV Class A	37,500	3,293
Avery Dennison Corp.	38,800	2,053
International Paper Co.	24,300	1,348
		28,478
Other (0.8%)
2 Vanguard High Dividend Yield ETF	119,332	8,150

Telecommunication Services (4.1%)
Verizon Communications Inc.	519,517	25,264
BCE Inc.	139,600	5,910
AT&T Inc.	153,795	5,022
CenturyLink Inc.	70,800	2,446
Frontier Communications Corp.	123,400	870
		39,512
Utilities (6.8%)
National Grid plc	616,464	7,925
Eversource Energy	142,500	7,199
Xcel Energy Inc.	194,300	6,764
UGI Corp.	195,900	6,384
NextEra Energy Inc.	52,640	5,477
Duke Energy Corp.	70,600	5,421
American Electric Power Co. Inc.	48,900	2,751
PG&E Corp.	50,900	2,701
Edison International	41,000	2,561
PPL Corp.	76,000	2,558

Public Service Enterprise Group Inc.			59,800	2,507
DTE Energy Co.			28,100	2,267
Entergy Corp.			28,200	2,185
Vectren Corp.			42,900	1,894
WGL Holdings Inc.			32,700	1,844
American States Water Co.			42,900	1,711
IDACORP Inc.			27,000	1,698
New Jersey Resources Corp.			38,200	1,187
Atmos Energy Corp.			9,200	509
				65,543
Total Common Stocks (Cost $779,263)				956,075
	Coupon
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.0%)
3 Vanguard Market Liquidity Fund	0.128%		9,833,702	9,834

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.6%)
BNP Paribas Securities Corp. (Dated 3/31/15,
Repurchase Value $5,800,000,
collateralized by Federal National Mortgage
Assn., 3.000%-6.000%, 2/1/18-3/1/45,
Federal Home Loan Mortgage Corp.
3.500%-4.000%, 12/1/43-2/1/45, and U.S.
Treasury Bond 3.75%, 8/15/41, with a value
of $5,916,000)	0.12%	4/1/15	5,800	5,800

U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.077%	5/20/15	600	600
[5,6] Freddie Mac Discount Notes	0.118%	7/31/15	100	100
				700
Total Temporary Cash Investments (Cost $16,334)				16,334
Total Investments (100.5%) (Cost $795,597)				972,409
Other Assets and Liabilities-Net (-0.5%)				(5,073)
Net Assets (100%)				967,336

1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.5% and 0.0%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Vanguard Equity Income Portfolio

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	919,261	36,814	—

Vanguard Equity Income Portfolio

Temporary Cash Investments	9,834	6,500	—
Futures Contracts—Assets[1]	11	—	—
Futures Contracts—Liabilities[1]	(78)	—	—
Total	929,028	43,314	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2015	26	13,395	54
E-mini S&P 500 Index	June 2015	28	2,885	(23)
				31

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At March 31, 2015, the cost of investment securities for tax purposes was $795,597,000. Net unrealized appreciation of investment securities for tax purposes was $176,812,000, consisting of unrealized gains of $193,846,000 on securities that had risen in value since their purchase and $17,034,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments
As of March 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (95.6%)[1]
Consumer Discretionary (21.4%)
	Home Depot Inc.	90,770	10,312
*	Priceline Group Inc.	7,731	9,000
*	Liberty Interactive Corp. Class A	241,025	7,035
*	Amazon.com Inc.	17,851	6,642
	L Brands Inc.	60,850	5,737
*	TripAdvisor Inc.	53,190	4,424
	NIKE Inc. Class B	42,150	4,229
	Lowe's Cos. Inc.	53,081	3,949
*	Dollar General Corp.	51,800	3,905
*	Discovery Communications Inc.	125,963	3,713
	Ross Stores Inc.	31,039	3,270
	Lennar Corp. Class A	62,391	3,232
*	AutoZone Inc.	4,684	3,195
	DR Horton Inc.	111,035	3,162
*	O'Reilly Automotive Inc.	14,200	3,071
	Wynn Resorts Ltd.	23,980	3,019
	Harley-Davidson Inc.	46,850	2,846
*	Sally Beauty Holdings Inc.	81,250	2,793
	Harman International Industries Inc.	18,507	2,473
	Las Vegas Sands Corp.	39,776	2,189
	Dunkin' Brands Group Inc.	45,672	2,172
	BorgWarner Inc.	33,940	2,053
	Starbucks Corp.	20,350	1,927
*	Netflix Inc.	4,487	1,870
	Wyndham Worldwide Corp.	16,657	1,507
*	Discovery Communications Inc. Class A	46,578	1,433
	VF Corp.	13,990	1,054
*	Tesla Motors Inc.	4,720	891
			101,103
Consumer Staples (6.3%)
	Walgreens Boots Alliance Inc.	94,305	7,986
*	Monster Beverage Corp.	31,167	4,313
	Estee Lauder Cos. Inc. Class A	47,295	3,933
	CVS Health Corp.	29,507	3,045
	Mondelez International Inc. Class A	80,018	2,888
	Keurig Green Mountain Inc.	20,299	2,268
	Anheuser-Busch InBev NV ADR	17,374	2,118
	Mead Johnson Nutrition Co.	15,970	1,606
	Whole Foods Market Inc.	27,178	1,415
			29,572
Energy (3.8%)
	Williams Cos. Inc.	92,000	4,654
	Kinder Morgan Inc.	97,750	4,111
	EOG Resources Inc.	44,100	4,044
	Pioneer Natural Resources Co.	14,641	2,394
	Schlumberger Ltd.	26,600	2,220
*	Cobalt International Energy Inc.	48,785	459
			17,882

Financials (6.0%)
Crown Castle International Corp.	77,850	6,426
Intercontinental Exchange Inc.	18,900	4,409
* Affiliated Managers Group Inc.	17,650	3,791
Citigroup Inc.	51,610	2,659
American Tower Corporation	27,747	2,612
BlackRock Inc.	7,098	2,597
Moody's Corp.	21,310	2,212
* Markel Corp.	2,616	2,011
TD Ameritrade Holding Corp.	44,918	1,674
		28,391
Health Care (17.2%)
* Celgene Corp.	106,012	12,221
* Actavis plc	33,169	9,872
* Biogen Inc.	17,613	7,437
Bristol-Myers Squibb Co.	113,954	7,350
* Gilead Sciences Inc.	69,169	6,788
* Valeant Pharmaceuticals International Inc.	30,935	6,144
Novo Nordisk A/S ADR	107,175	5,722
Perrigo Co. plc	21,700	3,592
* IDEXX Laboratories Inc.	18,000	2,781
* Regeneron Pharmaceuticals Inc.	5,741	2,592
Zoetis Inc.	55,250	2,558
* Medivation Inc.	16,150	2,085
* Cerner Corp.	27,990	2,051
* Vertex Pharmaceuticals Inc.	16,474	1,943
Medtronic plc	23,365	1,822
Merck & Co. Inc.	27,753	1,595
* IMS Health Holdings Inc.	57,347	1,552
* Illumina Inc.	8,059	1,496
AstraZeneca plc ADR	17,145	1,173
McKesson Corp.	2,095	474
		81,248
Industrials (5.8%)
Equifax Inc.	61,849	5,752
* Stericycle Inc.	32,506	4,565
Union Pacific Corp.	23,750	2,572
Nielsen NV	54,283	2,420
TransDigm Group Inc.	10,170	2,225
* IHS Inc. Class A	18,778	2,136
AMETEK Inc.	39,963	2,100
Precision Castparts Corp.	8,910	1,871
Kansas City Southern	17,155	1,751
JB Hunt Transport Services Inc.	10,365	885
Pall Corp.	6,986	701
* Verisk Analytics Inc. Class A	6,460	461
		27,439
Information Technology (33.5%)
Apple Inc.	169,795	21,128
MasterCard Inc. Class A	181,219	15,656
Visa Inc. Class A	178,173	11,654
* Google Inc. Class C	18,487	10,131
QUALCOMM Inc.	145,848	10,113
* eBay Inc.	143,000	8,248
Equinix Inc.	30,785	7,168
* Adobe Systems Inc.	95,982	7,097

*	Facebook Inc. Class A			82,555	6,787
*	Cognizant Technology Solutions Corp. Class A			98,552	6,149
*	Google Inc. Class A			10,515	5,833
	Microsoft Corp.			143,460	5,832
	Intuit Inc.			56,583	5,486
*	Baidu Inc. ADR			25,721	5,360
*	Electronic Arts Inc.			88,000	5,176
*	Yelp Inc. Class A			67,961	3,218
*	Red Hat Inc.			42,190	3,196
*	Alliance Data Systems Corp.			9,830	2,912
	Texas Instruments Inc.			50,050	2,862
*	FleetCor Technologies Inc.			16,643	2,512
*	salesforce.com inc			37,559	2,509
*	Twitter Inc.			42,944	2,151
	CDW Corp.			55,918	2,082
*	Akamai Technologies Inc.			26,660	1,894
*	ServiceNow Inc.			19,546	1,540
*	Alibaba Group Holding Ltd. ADR			18,010	1,499
					158,193
Materials (0.9%)
	Sherwin-Williams Co.			8,606	2,448
	Eagle Materials Inc.			20,747	1,734
					4,182
Other (0.2%)
2	Vanguard Growth ETF			8,500	889
*,3,4 WeWork Class A PP				4,015	67
					956
Telecommunication Services (0.5%)
*	SBA Communications Corp. Class A			21,380	2,503

Total Common Stocks (Cost $328,402)					451,469
Preferred Stocks (1.2%)
*,3	Uber Technologies PP			104,984	3,498
*,3	Pinterest Prf G PP			24,865	893
*,3	Cloudera, Inc. Pfd.			21,972	725
*,3,4 WeWork Pfd. D1 PP				19,954	332
*,3,4 WeWork Pfd. D2 PP				15,678	261
Total Preferred Stocks (Cost $3,435)					5,709
Temporary Cash Investments (3.2%)[1]		Coupon
Money Market Fund (3.0%)
5	Vanguard Market Liquidity Fund	0.128%		14,139,462	14,139
				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.1%)
	Bank of America Securities, LLC (Dated
	3/31/15, Repurchase Value $300,000,
	collateralized by U.S. Treasury Note/Bond
	3.750%, 8/15/15, with a value of $306,000)	0.120%	4/1/15	300	300

U.S. Government and Agency Obligations (0.1%)
[6,7]	Federal Home Loan Bank Discount Notes	0.070%	5/14/15	400	400

[6,7] Federal Home Loan Bank Discount Notes	0.133%	7/31/15	500	500
				900
Total Temporary Cash Investments (Cost $15,339)				15,339
Total Investments (100.0%) (Cost $347,176)				472,517
Other Assets and Liabilities-Net (0.0%)				(156)
Net Assets (100%)				472,361

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.3% and 0.5%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Restricted securities totaling $5,776,000, representing 1.2% of net assets.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate value of these securities was $660,000, representing 0.1% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $600,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Vanguard Growth Portfolio

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	451,402	—	67
Preferred Stocks	—	—	5,709
Temporary Cash Investments	14,139	1,200	—
Futures Contracts—Liabilities[1]	(90)	—	—
Total	465,451	1,200	5,776
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2015	24	12,365	112

Vanguard Growth Portfolio

E-mini S&P 500 Index	June 2015	2	206	1
113

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At March 31, 2015, the cost of investment securities for tax purposes was $347,176,000. Net unrealized appreciation of investment securities for tax purposes was $125,341,000, consisting of unrealized gains of $132,423,000 on securities that had risen in value since their purchase and $7,082,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (95.8%)[1]
Australia (1.4%)
James Hardie Industries plc	762,900	8,825
Orica Ltd.	434,103	6,592
^ Fortescue Metals Group Ltd.	3,754,779	5,558
Cochlear Ltd.	80,563	5,539
Brambles Ltd.	422,336	3,694
Amcor Ltd.	227,629	2,425
		32,633
Brazil (0.7%)
Banco Bradesco SA Preference Shares	601,414	5,591
Raia Drogasil SA	543,886	4,881
Ambev SA	616,600	3,564
Vale SA Class B ADR	619,600	3,005
		17,041
Canada (1.7%)
Toronto-Dominion Bank	403,923	17,288
Suncor Energy Inc.	233,977	6,837
Bank of Nova Scotia	124,822	6,262
First Quantum Minerals Ltd.	451,376	5,471
ShawCor Ltd.	146,886	4,082
		39,940
Chile (0.2%)
Sociedad Quimica y Minera de Chile SA ADR	235,400	4,296

China (10.4%)
* Tencent Holdings Ltd.	4,097,400	77,809
* Baidu Inc. ADR	330,600	68,897
* Alibaba Group Holding Ltd. ADR	624,039	51,945
CNOOC Ltd.	7,821,500	11,039
* New Oriental Education & Technology Group Inc. ADR	395,100	8,759
* JD.com Inc. ADR	205,700	6,044
Mindray Medical International Ltd. ADR	183,450	5,017
Shandong Weigao Group Medical Polymer Co. Ltd.	4,872,000	4,293
Beijing Enterprises Holdings Ltd.	533,500	4,191
China Pacific Insurance Group Co. Ltd.	872,600	4,151
* Youku Tudou Inc. ADR	226,911	2,837
		244,982
Denmark (1.8%)
Novozymes A/S	426,061	19,449
Novo Nordisk A/S Class B	303,900	16,223
Chr Hansen Holding A/S	163,100	7,489
		43,161
Finland (0.4%)
Nokia Oyj	1,384,194	10,554

France (5.8%)
Kering	110,168	21,507
L'Oreal SA	105,858	19,498

Essilor International SA	150,824	17,317
Schneider Electric SE	213,549	16,618
Sanofi	99,216	9,798
Airbus Group NV	137,430	8,934
Societe Generale SA	180,928	8,736
Publicis Groupe SA	98,302	7,585
Safran SA	93,581	6,539
^ TOTAL SA	130,874	6,505
Accor SA	97,820	5,101
BNP Paribas SA	67,031	4,079
Suez Environnement Co.	218,204	3,757
		135,974
Germany (6.0%)
SAP SE	262,198	18,951
Bayer AG	120,971	18,099
HeidelbergCement AG	182,618	14,442
Volkswagen AG	52,448	13,486
Fresenius Medical Care AG & Co. KGaA	108,016	8,979
Continental AG	37,576	8,849
*,2 Zalando SE	329,036	8,228
adidas AG	93,967	7,420
GEA Group AG	153,133	7,361
Bayerische Motoren Werke AG	58,680	7,308
MTU Aero Engines AG	69,000	6,760
*,3 Rocket Internet AG	149,231	6,655
*,2 Rocket Internet SE	129,326	6,400
* MorphoSys AG	67,732	4,273
^,* AIXTRON SE	274,000	2,063
^,* SMA Solar Technology AG	79,219	1,012
* Bayer AG	889	133
		140,419
Hong Kong (4.6%)
AIA Group Ltd.	10,990,400	69,003
Jardine Matheson Holdings Ltd.	223,389	14,116
Hong Kong Exchanges and Clearing Ltd.	553,160	13,559
Techtronic Industries Co. Ltd.	1,984,500	6,691
Hang Lung Properties Ltd.	1,822,000	5,119
		108,488
India (2.2%)
Housing Development Finance Corp. Ltd.	784,600	16,496
Idea Cellular Ltd.	4,306,128	12,651
HDFC Bank Ltd.	407,836	6,673
Zee Entertainment Enterprises Ltd.	1,102,965	6,023
*,3 Flipkart	37,575	4,500
Tata Motors Ltd.	335,630	2,929
Larsen & Toubro Ltd.	71,337	1,960
		51,232
Indonesia (0.2%)
Bank Mandiri Persero Tbk PT	4,643,000	4,428

Ireland (0.9%)
* Bank of Ireland	32,956,683	12,575
Kerry Group plc Class A	125,018	8,404
Kerry Group plc Class A (London Shares)	2,735	183
		21,162

Israel (0.8%)
* Check Point Software Technologies Ltd.	217,984	17,868

Italy (5.0%)
* Fiat Chrysler Automobiles NV	3,998,595	64,914
UniCredit SPA	4,994,863	33,872
EXOR SPA	331,840	15,052
Intesa Sanpaolo SPA (Registered)	1,400,276	4,753
		118,591
Japan (11.3%)
SoftBank Corp.	883,200	51,437
Rakuten Inc.	2,164,800	38,118
SMC Corp.	127,800	38,054
Astellas Pharma Inc.	1,084,500	17,769
Sumitomo Mitsui Financial Group Inc.	447,200	17,130
Bridgestone Corp.	370,000	14,815
M3 Inc.	558,700	11,853
Toyota Motor Corp.	146,800	10,247
Tokio Marine Holdings Inc.	261,600	9,874
Sekisui Chemical Co. Ltd.	661,000	8,576
MISUMI Group Inc.	210,600	8,487
Suzuki Motor Corp.	255,900	7,686
Japan Tobacco Inc.	222,800	7,044
Kubota Corp.	423,000	6,683
SBI Holdings Inc.	477,700	5,783
Hitachi Ltd.	660,000	4,508
FANUC Corp.	20,400	4,454
Daikin Industries Ltd.	62,700	4,192
		266,710
Mexico (0.2%)
Grupo Financiero Banorte SAB de CV	892,821	5,181

Netherlands (0.4%)
* ING Groep NV	561,069	8,219

Norway (1.2%)
Schibsted ASA	214,063	12,378
Statoil ASA	677,859	11,986
DNB ASA	293,412	4,709
		29,073
Peru (0.7%)
Credicorp Ltd.	121,189	17,043

Portugal (0.2%)
Jeronimo Martins SGPS SA	343,323	4,320

Russia (0.8%)
Magnit PJSC GDR	297,880	15,159
* Mail.ru Group Ltd. GDR	139,000	2,745
		17,904
Singapore (0.5%)
DBS Group Holdings Ltd.	465,311	6,900
Singapore Exchange Ltd.	849,000	5,034
		11,934

South Africa (0.1%)
Sasol Ltd.	81,953	2,767

South Korea (2.1%)
NAVER Corp.	26,183	15,796
^,* Celltrion Inc.	209,202	13,141
Samsung Electronics Co. Ltd.	6,493	8,420
Hankook Tire Co. Ltd.	148,777	6,071
Hyundai Motor Co.	37,251	5,641
		49,069
Spain (5.9%)
Inditex SA	1,572,184	50,477
* Banco Popular Espanol SA	8,098,112	39,609
* Banco Santander SA	3,016,397	22,612
Distribuidora Internacional de Alimentacion SA	1,433,395	11,186
Banco Bilbao Vizcaya Argentaria SA	721,136	7,283
Telefonica SA	458,678	6,527
* Banco Bilbao Vizcaya Argentaria SA Rights Exp. 04/14/2015	721,136	104
* Telefonica SA Rights Exp. 04/13/2015	458,678	74
		137,872
Sweden (6.6%)
Atlas Copco AB Class A	1,335,677	43,241
^ Svenska Handelsbanken AB Class A	901,185	40,586
Investment AB Kinnevik	1,008,476	33,665
Alfa Laval AB	627,038	12,315
Sandvik AB	803,595	8,999
^ Volvo AB Class B	728,035	8,811
Elekta AB Class B	920,856	8,278
		155,895
Switzerland (5.3%)
Nestle SA	330,124	24,859
Syngenta AG	69,095	23,473
Roche Holding AG	79,028	21,716
Cie Financiere Richemont SA	190,704	15,323
Novartis AG	95,823	9,458
Holcim Ltd.	97,083	7,233
Credit Suisse Group AG	258,696	6,960
Zurich Insurance Group AG	20,174	6,819
Lonza Group AG	38,176	4,753
Swatch Group AG (Bearer)	10,465	4,426
		125,020
Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3,703,000	17,210
MediaTek Inc.	354,000	4,781
		21,991
Thailand (0.7%)
Kasikornbank PCL	1,388,600	9,764
Kasikornbank PCL (Foreign)	778,500	5,498
		15,262
Turkey (0.7%)
BIM Birlesik Magazalar AS	645,395	11,434
Turkiye Garanti Bankasi AS	1,621,081	5,287
		16,721
United Kingdom (13.2%)
ARM Holdings plc	2,587,060	42,018

	Rolls-Royce Holdings plc			2,699,573	38,075
	Prudential plc			1,259,124	31,246
	Standard Chartered plc			1,144,278	18,534
	Aggreko plc			729,423	16,500
	HSBC Holdings plc			1,629,624	13,887
	Vodafone Group plc			3,847,112	12,589
	BHP Billiton plc			517,966	11,367
	Royal Dutch Shell plc Class A			291,468	8,697
	G4S plc			1,821,898	7,986
*	Lloyds Banking Group plc			6,765,159	7,842
	WPP plc			325,548	7,393
	Unilever plc			174,624	7,286
	Inchcape plc			618,335	7,269
	Diageo plc			258,105	7,133
	Burberry Group plc			272,497	6,998
^,* ASOS plc				127,046	6,800
	Carnival plc			137,431	6,720
	Reckitt Benckiser Group plc			77,945	6,696
	Ultra Electronics Holdings plc			262,252	6,623
	Capita plc			372,381	6,156
	Meggitt plc			749,046	6,089
*	Ocado Group plc			1,140,046	5,941
	Spectris plc			185,341	5,927
	Imperial Tobacco Group plc			115,294	5,058
	Intertek Group plc			129,234	4,787
	Barclays plc			888,679	3,208
	BG Group plc			87,226	1,071
					309,896
United States (2.9%)
*	Amazon.com Inc.			112,894	42,008
	MercadoLibre Inc.			130,900	16,038
	Samsonite International SA			2,813,300	9,789
					67,835
Total Common Stocks (Cost $1,877,474)					2,253,481
		Coupon
Temporary Cash Investments (6.4%)[1]
Money Market Fund (5.9%)
[4,5] Vanguard Market Liquidity Fund		0.128%		138,587,466	138,587

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.5%)
6	Fannie Mae Discount Notes	0.170%	6/17/15	100	100
7	Federal Home Loan Bank Discount Notes	0.060%	5/1/15	1,000	1,000
7	Federal Home Loan Bank Discount Notes	0.065%	5/13/15	1,000	1,000
7	Federal Home Loan Bank Discount Notes	0.070%	5/15/15	1,000	1,000
7	Federal Home Loan Bank Discount Notes	0.060%	5/20/15	500	500
7	Federal Home Loan Bank Discount Notes	0.060%-0.067%	6/3/15	1,500	1,500
[7,8] Federal Home Loan Bank Discount Notes		0.140%	7/8/15	2,900	2,899
[7,8] Federal Home Loan Bank Discount Notes		0.135%	8/5/15	5,000	4,997
					12,996
Total Temporary Cash Investments (Cost $151,584)					151,583

Total Investments (102.2%) (Cost $2,029,058)	2,405,064
Other Assets and Liabilities-Net (-2.2%)[5]	(52,444)
Net Assets (100%)	2,352,620

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $44,019,000.
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.8% and 3.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the aggregate value of these securities was $14,628,000, representing 0.6% of net assets.
3 Restricted securities totaling $11,155,000, representing 0.5% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $46,771,000 of collateral received for securities on loan.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $4,458,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Vanguard International Portfolio

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	141,547	9,789	—
Common Stocks—Other	161,367	1,936,278	4,500
Temporary Cash Investments	138,587	12,996	—
Futures Contracts—Assets[1]	51	—	—
Futures Contracts—Liabilities[1]	(721)	—	—
Forward Currency Contracts—Assets	—	954	—
Forward Currency Contracts—Liabilities	—	(113)	—
Total	440,831	1,959,904	4,500
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

Vanguard International Portfolio

The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2015	658	25,660	274
Topix Index	June 2015	157	20,207	442
FTSE 100 Index	June 2015	176	17,576	(396)
S&P ASX 200 Index	June 2015	76	8,740	130
				450

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At March 31, 2015, the portfolio had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	6/24/15	GBP	18,133	USD	26,718	165
Bank of America, N.A.	6/16/15	JPY	3,024,311	USD	24,948	296
BNP Paribas	6/24/15	EUR	19,681	USD	20,895	292
Bank of America, N.A.	6/23/15	AUD	15,771	USD	11,947	8
Morgan Stanley Capital Services
LLC	6/24/15	EUR	2,226	USD	2,448	(51)
Citibank, N.A.	6/24/15	GBP	1,630	USD	2,386	31

Vanguard International Portfolio

BNP Paribas	6/24/15	EUR	1,912	USD	2,089	(31)
Citibank, N.A.	6/24/15	GBP	1,323	USD	1,973	(11)
Citibank, N.A.	6/16/15	JPY	205,140	USD	1,721	(9)
BNP Paribas	6/24/15	GBP	837	USD	1,244	(3)
UBS AG	6/16/15	JPY	93,840	USD	776	8
Morgan Stanley Capital Services
LLC	6/23/15	AUD	297	USD	233	(8)
Morgan Stanley Capital Services
LLC	6/24/15	USD	15,030	GBP	10,130	12
BNP Paribas	6/16/15	USD	7,976	JPY	949,240	52
BNP Paribas	6/23/15	USD	3,872	AUD	4,988	90
						841
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At March 31, 2015, the counterparty had deposited in segregated accounts securities with a value of $704,000 in connection with amounts due to the portfolio for open forward currency contracts.

E. At March 31, 2015, the cost of investment securities for tax purposes was $2,029,058,000. Net unrealized appreciation of investment securities for tax purposes was $376,006,000, consisting of unrealized gains of $530,737,000 on securities that had risen in value since their purchase and $154,731,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments
As of March 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (97.1%)[1]
Consumer Discretionary (14.7%)
*	Modine Manufacturing Co.	774,350	10,431
*	IMAX Corp.	301,733	10,171
*	MarineMax Inc.	303,900	8,056
	Brinker International Inc.	104,001	6,402
*	Fiesta Restaurant Group Inc.	97,800	5,966
*	Grand Canyon Education Inc.	136,800	5,923
*	Francesca's Holdings Corp.	330,100	5,876
*	Buffalo Wild Wings Inc.	31,650	5,736
*	Gentherm Inc.	111,450	5,629
	Churchill Downs Inc.	45,660	5,250
*	Deckers Outdoor Corp.	68,940	5,024
*	2U Inc.	184,181	4,711
*	iRobot Corp.	139,276	4,545
*	Five Below Inc.	107,932	3,839
	Oxford Industries Inc.	47,400	3,576
*	Hibbett Sports Inc.	69,831	3,426
*	Crocs Inc.	269,200	3,179
*	Boyd Gaming Corp.	221,600	3,147
	Domino's Pizza Inc.	30,910	3,108
	Callaway Golf Co.	324,850	3,096
*	NVR Inc.	2,300	3,056
•	Brunswick Corp.	58,800	3,025
*	Rentrak Corp.	53,163	2,954
	Lithia Motors Inc. Class A	28,800	2,863
	Jack in the Box Inc.	29,100	2,791
	Cablevision Systems Corp. Class A	146,300	2,677
*,^ SodaStream International Ltd.		131,710	2,668
	Dillard's Inc. Class A	19,500	2,662
*	Skechers U.S.A. Inc. Class A	36,300	2,610
*	Ascena Retail Group Inc.	177,300	2,573
*	Murphy USA Inc.	33,000	2,388
*	American Axle & Manufacturing Holdings Inc.	89,700	2,317
*	Live Nation Entertainment Inc.	91,700	2,314
	Cooper Tire & Rubber Co.	52,500	2,249
	Nutrisystem Inc.	111,000	2,218
	Aramark	69,600	2,201
	Hanesbrands Inc.	64,800	2,171
*	Skullcandy Inc.	191,200	2,161
	Big Lots Inc.	44,800	2,152
	Harman International Industries Inc.	16,100	2,151
	Foot Locker Inc.	33,800	2,129
	Outerwall Inc.	28,980	1,916
*	BJ's Restaurants Inc.	36,800	1,857
*	Black Diamond Inc.	195,510	1,848
*	Strayer Education Inc.	34,400	1,837
*	Liberty Ventures Class A	42,800	1,798
	Dana Holding Corp.	83,200	1,761
*	Kona Grill Inc.	61,195	1,739
*	Universal Electronics Inc.	29,900	1,688

*	Zoe's Kitchen Inc.	48,500	1,615
*	Del Frisco's Restaurant Group Inc.	76,500	1,541
	Cato Corp. Class A	36,900	1,461
	Tupperware Brands Corp.	20,727	1,431
	Brown Shoe Co. Inc.	43,200	1,417
*	Starz	40,700	1,400
	Williams-Sonoma Inc.	17,500	1,395
	Buckle Inc.	25,700	1,313
*	Vince Holding Corp.	66,300	1,230
*	Build-A-Bear Workshop Inc.	60,900	1,197
*	MakeMyTrip Ltd.	44,700	982
	CST Brands Inc.	21,900	960
*	Zumiez Inc.	23,200	934
*	Performance Sports Group Ltd.	43,000	839
*	Diamond Resorts International Inc.	23,800	796
*	Jamba Inc.	48,600	715
	La-Z-Boy Inc.	25,400	714
*	ServiceMaster Global Holdings Inc.	19,400	655
	Polaris Industries Inc.	3,500	494
*	Nautilus Inc.	31,200	476
*	Martha Stewart Living Omnimedia Inc. Class A	57,700	375
	Cracker Barrel Old Country Store Inc.	2,400	365
*	Tenneco Inc.	5,500	316
*	Pinnacle Entertainment Inc.	7,100	256
*	Fossil Group Inc.	2,800	231
*	Denny's Corp.	15,000	171
*	Tower International Inc.	6,100	162
*,^ Habit Restaurants Inc. Class A		3,000	96
			197,402
Consumer Staples (1.7%)
	PriceSmart Inc.	34,250	2,911
*	Boulder Brands Inc.	295,620	2,817
*	Landec Corp.	198,525	2,769
*	Rite Aid Corp.	312,700	2,717
	Sanderson Farms Inc.	28,200	2,246
*	Natural Grocers by Vitamin Cottage Inc.	67,200	1,855
	Cal-Maine Foods Inc.	44,800	1,750
^	Pilgrim's Pride Corp.	73,252	1,655
*	SUPERVALU Inc.	119,400	1,389
	Avon Products Inc.	168,300	1,345
*	Seaboard Corp.	174	719
*	USANA Health Sciences Inc.	1,800	200
*	Central Garden and Pet Co. Class A	14,300	152
*	Diamond Foods Inc.	1,526	50
			22,575
Energy (1.4%)
*	REX American Resources Corp.	37,033	2,252
	Targa Resources Corp.	23,300	2,232
	Nabors Industries Ltd.	161,100	2,199
	Superior Energy Services Inc.	84,209	1,881
*	Kosmos Energy Ltd.	216,700	1,714
	SM Energy Co.	30,500	1,576
*	Pacific Ethanol Inc.	144,800	1,562
*,^ Sanchez Energy Corp.		110,200	1,434
*	Enservco Corp.	813,200	1,423
*	Key Energy Services Inc.	657,260	1,196

	Green Plains Inc.	28,500	814
*,^ FMSA Holdings Inc.		82,900	600
*	Memorial Resource Development Corp.	3,900	69
*	Willbros Group Inc.	12,600	42
			18,994
Financials (5.2%)
	STAG Industrial Inc.	460,600	10,833
*	Affiliated Managers Group Inc.	46,400	9,966
*	Safeguard Scientifics Inc.	439,273	7,942
	Opus Bank	162,339	5,013
	Lazard Ltd. Class A	63,800	3,355
*	Credit Acceptance Corp.	12,759	2,488
*	MGIC Investment Corp.	243,500	2,345
	Universal Insurance Holdings Inc.	89,155	2,281
	Radian Group Inc.	126,700	2,127
*	Harris & Harris Group Inc.	668,250	2,058
	Iron Mountain Inc.	49,900	1,820
	Nelnet Inc. Class A	35,658	1,687
	Apartment Investment & Management Co.	40,700	1,602
*	World Acceptance Corp.	20,139	1,469
	Extra Space Storage Inc.	20,400	1,378
	AmTrust Financial Services Inc.	23,700	1,351
	Ryman Hospitality Properties Inc.	21,300	1,297
	Legg Mason Inc.	23,100	1,275
	Sun Communities Inc.	18,600	1,241
	Omega Healthcare Investors Inc.	30,200	1,225
	Columbia Property Trust Inc.	43,100	1,165
*	Strategic Hotels & Resorts Inc.	91,600	1,139
	DuPont Fabros Technology Inc.	31,000	1,013
	GEO Group Inc.	22,900	1,002
	CoreSite Realty Corp.	19,900	969
*	Western Alliance Bancorp	22,300	661
	Federal Realty Investment Trust	2,000	294
	Montpelier Re Holdings Ltd.	5,141	198
	Medley Management Inc. Class A	15,800	174
	HCI Group Inc.	3,400	156
	CBOE Holdings Inc.	2,600	149
	Rayonier Inc.	5,400	146
			69,819
Health Care (18.8%)
	West Pharmaceutical Services Inc.	197,400	11,885
*	Sucampo Pharmaceuticals Inc. Class A	753,100	11,718
*	Cynosure Inc. Class A	318,799	9,778
*	Bruker Corp.	484,600	8,951
*	Vascular Solutions Inc.	273,936	8,306
*	Zeltiq Aesthetics Inc.	268,824	8,288
*,^ Rockwell Medical Inc.		675,560	7,384
*,^ Esperion Therapeutics Inc.		71,300	6,602
*	Spectranetics Corp.	183,500	6,378
*	Nektar Therapeutics	577,700	6,355
*	Tetraphase Pharmaceuticals Inc.	172,101	6,306
*	Alkermes plc	100,900	6,152
*	Syneron Medical Ltd.	494,210	6,118
*	AtriCure Inc.	291,700	5,977
*	Bio-Rad Laboratories Inc. Class A	43,244	5,846
*	Durect Corp.	2,286,150	4,367

	ResMed Inc.	58,200	4,178
*	Cutera Inc.	315,100	4,071
*	Mettler-Toledo International Inc.	12,100	3,977
*	Cardiovascular Systems Inc.	100,500	3,923
	CONMED Corp.	75,839	3,829
*	Centene Corp.	53,800	3,803
*	United Therapeutics Corp.	21,900	3,776
*	Ligand Pharmaceuticals Inc.	48,226	3,719
*	Zafgen Inc.	91,741	3,634
*,^ Exact Sciences Corp.		163,575	3,602
*	Harvard Bioscience Inc.	595,200	3,464
*	IDEXX Laboratories Inc.	21,400	3,306
*,^ AcelRx Pharmaceuticals Inc.		825,530	3,187
*	Acceleron Pharma Inc.	83,720	3,186
	LeMaitre Vascular Inc.	352,986	2,958
*	Pharmacyclics Inc.	11,500	2,943
*	Medivation Inc.	21,900	2,827
*	PAREXEL International Corp.	40,500	2,794
*	ImmunoGen Inc.	299,750	2,683
*	Hologic Inc.	80,400	2,655
*	Lannett Co. Inc.	39,200	2,654
*	Charles River Laboratories International Inc.	32,600	2,585
*	Quintiles Transnational Holdings Inc.	36,900	2,471
*	Natus Medical Inc.	60,400	2,384
*	Merrimack Pharmaceuticals Inc.	193,200	2,295
*,^ Sequenom Inc.		580,600	2,293
*	PTC Therapeutics Inc.	36,800	2,239
*	Depomed Inc.	99,300	2,225
*	Sage Therapeutics Inc.	44,238	2,222
*	Align Technology Inc.	41,300	2,221
*	Affymetrix Inc.	174,900	2,197
*	Incyte Corp.	23,700	2,172
*	Adeptus Health Inc. Class A	39,048	1,961
*	Infinity Pharmaceuticals Inc.	137,900	1,928
*	ABIOMED Inc.	26,300	1,883
*	NeoGenomics Inc.	369,191	1,724
	PDL BioPharma Inc.	229,345	1,613
	Ensign Group Inc.	31,600	1,481
*	OvaScience Inc.	42,100	1,462
*	Prestige Brands Holdings Inc.	33,800	1,450
*	Seattle Genetics Inc.	40,600	1,435
*	Anika Therapeutics Inc.	34,800	1,433
*	Ironwood Pharmaceuticals Inc. Class A	80,800	1,293
*	VWR Corp.	48,700	1,266
*	Akorn Inc.	26,460	1,257
*	INC Research Holdings Inc. Class A	37,300	1,221
*	Mallinckrodt plc	9,315	1,180
*	PRA Health Sciences Inc.	39,500	1,139
*	STAAR Surgical Co.	150,587	1,119
	Phibro Animal Health Corp. Class A	31,400	1,112
*	Merge Healthcare Inc.	237,000	1,059
*	Isis Pharmaceuticals Inc.	13,800	879
*	Alder Biopharmaceuticals Inc.	28,400	820
*	Hyperion Therapeutics Inc.	17,400	799
*	Ophthotech Corp.	15,800	735
*	AVEO Pharmaceuticals Inc.	498,621	723
*	Alliance HealthCare Services Inc.	32,300	716

	Chemed Corp.	5,800	692
*	Sarepta Therapeutics Inc.	45,740	607
	Quality Systems Inc.	37,700	602
*	Sangamo BioSciences Inc.	33,300	522
*	Harvard Apparatus Regenerative Technology Inc.	140,297	456
*	CTI BioPharma Corp.	185,800	336
*	Nanosphere Inc.	1,405,270	326
*	Laboratory Corp. of America Holdings	2,497	315
*	Surgical Care Affiliates Inc.	9,100	312
*	Genesis Healthcare Inc.	40,700	290
*	NuPathe Inc. CVR	345,900	208
*	Prosensa Holding NV	189,490	188
			253,426
Industrials (16.8%)
*	Power Solutions International Inc.	246,557	15,851
	Tennant Co.	210,330	13,749
	Douglas Dynamics Inc.	598,214	13,663
*	Advisory Board Co.	220,857	11,767
	RBC Bearings Inc.	124,400	9,522
	Kaman Corp.	213,350	9,052
	Celadon Group Inc.	309,600	8,427
*	TASER International Inc.	339,243	8,179
	Kennametal Inc.	225,749	7,606
	Comfort Systems USA Inc.	332,740	7,001
	John Bean Technologies Corp.	157,000	5,608
	CECO Environmental Corp.	514,900	5,463
*	DXP Enterprises Inc.	111,225	4,904
*	Genesee & Wyoming Inc. Class A	43,930	4,237
*	Hawaiian Holdings Inc.	175,700	3,870
*	Proto Labs Inc.	55,009	3,851
*	Wabash National Corp.	272,600	3,844
*,^ Titan Machinery Inc.		277,100	3,699
	Mobile Mini Inc.	84,900	3,620
	Exponent Inc.	38,248	3,400
	Apogee Enterprises Inc.	78,000	3,370
*	Spirit AeroSystems Holdings Inc. Class A	64,000	3,341
	Cintas Corp.	40,400	3,298
	Robert Half International Inc.	54,400	3,292
	Huntington Ingalls Industries Inc.	22,900	3,209
*	Paylocity Holding Corp.	107,597	3,082
	IDEX Corp.	40,600	3,079
	Trinity Industries Inc.	83,700	2,972
	Alaska Air Group Inc.	44,528	2,947
	Allegion plc	46,700	2,857
	Albany International Corp.	67,368	2,678
	AO Smith Corp.	40,100	2,633
	Deluxe Corp.	36,016	2,495
^	Greenbrier Cos. Inc.	42,800	2,482
*	JetBlue Airways Corp.	127,000	2,445
	Corporate Executive Board Co.	29,400	2,348
	Primoris Services Corp.	134,300	2,309
	Pitney Bowes Inc.	96,300	2,246
	Aircastle Ltd.	95,600	2,147
	Lennox International Inc.	19,100	2,133
	Lincoln Electric Holdings Inc.	32,400	2,119
*	Echo Global Logistics Inc.	69,200	1,886
*	Meritor Inc.	142,800	1,801

*	Spirit Airlines Inc.	23,100	1,787
	Korn/Ferry International	52,400	1,722
*	United Rentals Inc.	17,600	1,604
*	Avis Budget Group Inc.	26,200	1,546
	Harsco Corp.	86,800	1,498
	Allison Transmission Holdings Inc.	32,500	1,038
*	American Woodmark Corp.	17,500	958
	HNI Corp.	17,000	938
*	Blount International Inc.	71,900	926
	Argan Inc.	24,100	872
	Matson Inc.	19,500	822
	Hyster-Yale Materials Handling Inc.	10,400	762
*	Enphase Energy Inc.	55,600	733
*	PAM Transportation Services Inc.	9,600	550
	Air Lease Corp. Class A	14,100	532
*	Hudson Technologies Inc.	116,967	488
	Quanex Building Products Corp.	22,100	436
	Griffon Corp.	16,500	288
	ITT Corp.	4,700	188
			226,170
Information Technology (33.3%)
*	Super Micro Computer Inc.	528,629	17,556
*	Qualys Inc.	300,400	13,963
*	Infoblox Inc.	544,200	12,990
*	SPS Commerce Inc.	191,617	12,857
*	Euronet Worldwide Inc.	216,222	12,703
*	Perficient Inc.	586,900	12,143
*	Radware Ltd.	515,900	10,787
*	Proofpoint Inc.	175,686	10,404
*	Virtusa Corp.	239,027	9,891
*	Ruckus Wireless Inc.	759,600	9,776
*	Ultimate Software Group Inc.	57,162	9,715
*	CoStar Group Inc.	47,612	9,419
	Brooks Automation Inc.	788,003	9,164
*	LivePerson Inc.	888,317	9,092
*	Finisar Corp.	421,500	8,995
*	Gigamon Inc.	409,661	8,701
*	Mellanox Technologies Ltd.	178,100	8,075
*	Constant Contact Inc.	208,838	7,980
*	Red Hat Inc.	102,900	7,795
*	PTC Inc.	208,607	7,545
*	BroadSoft Inc.	198,800	6,652
*	Inphi Corp.	369,045	6,580
*	PROS Holdings Inc.	265,300	6,556
	Teradyne Inc.	322,130	6,072
*	Aruba Networks Inc.	239,500	5,865
*	OSI Systems Inc.	73,610	5,466
*	ShoreTel Inc.	791,800	5,400
*	Qlik Technologies Inc.	160,800	5,006
*	CEVA Inc.	232,000	4,946
*	Aspen Technology Inc.	127,287	4,899
*	Pandora Media Inc.	301,100	4,881
*	HomeAway Inc.	160,600	4,845
*	Silicon Laboratories Inc.	91,500	4,645
*,^ InvenSense Inc.		293,200	4,460
*	Microsemi Corp.	124,700	4,414
	Monotype Imaging Holdings Inc.	133,569	4,360

*	Tyler Technologies Inc.	33,600	4,050
	Monolithic Power Systems Inc.	76,000	4,001
*	Cadence Design Systems Inc.	216,500	3,992
*	Imperva Inc.	92,900	3,967
*	TiVo Inc.	354,460	3,761
*	Synchronoss Technologies Inc.	76,400	3,626
	Broadridge Financial Solutions Inc.	61,600	3,389
	Jack Henry & Associates Inc.	47,500	3,320
*	EPAM Systems Inc.	53,800	3,297
*	Global Cash Access Holdings Inc.	431,160	3,285
*	GTT Communications Inc.	173,400	3,274
*	Gartner Inc.	38,768	3,251
*	Qorvo Inc.	39,700	3,164
	MAXIMUS Inc.	47,040	3,140
*	Allot Communications Ltd.	354,800	3,119
	Pericom Semiconductor Corp.	194,299	3,006
*	IPG Photonics Corp.	32,364	3,000
*	Rudolph Technologies Inc.	265,000	2,920
*	Manhattan Associates Inc.	56,016	2,835
	FEI Co.	36,500	2,786
*	ARRIS Group Inc.	95,100	2,748
	CDW Corp.	72,500	2,700
*	Demandware Inc.	44,200	2,692
*	Fleetmatics Group plc	59,900	2,687
	Skyworks Solutions Inc.	27,300	2,683
	DST Systems Inc.	24,100	2,668
*	Yodlee Inc.	196,439	2,644
*	II-VI Inc.	130,000	2,400
	Blackbaud Inc.	50,600	2,397
	Booz Allen Hamilton Holding Corp. Class A	82,081	2,375
	Science Applications International Corp.	45,900	2,357
*	GrubHub Inc.	51,600	2,342
*	Aerohive Networks Inc.	522,493	2,330
*	MicroStrategy Inc. Class A	13,600	2,301
*	Blackhawk Network Holdings Inc.	63,800	2,282
*	Ciena Corp.	113,100	2,184
*	FARO Technologies Inc.	34,400	2,137
	Avnet Inc.	47,900	2,132
	Heartland Payment Systems Inc.	44,200	2,071
*	Sykes Enterprises Inc.	83,100	2,065
*	Advanced Micro Devices Inc.	744,875	1,996
*	Anixter International Inc.	24,095	1,834
*,^ VASCO Data Security International Inc.		79,600	1,715
*	CommScope Holding Co. Inc.	59,131	1,688
*	WNS Holdings Ltd. ADR	68,329	1,662
*	Upland Software Inc.	224,281	1,572
*,^ Nimble Storage Inc.		65,800	1,468
	Intersil Corp. Class A	102,500	1,468
	Pegasystems Inc.	66,000	1,435
*	Glu Mobile Inc.	279,700	1,401
	TeleTech Holdings Inc.	54,300	1,382
*,^ Ambarella Inc.		17,920	1,357
*	Quantum Corp.	763,800	1,222
	Diebold Inc.	33,600	1,191
*	Cardtronics Inc.	30,700	1,154
*	Cornerstone OnDemand Inc.	38,000	1,098
*	Textura Corp.	39,800	1,082

	QAD Inc. Class A	41,500	1,004
*	MaxPoint Interactive Inc.	103,520	992
*	Rackspace Hosting Inc.	19,000	980
*	Amkor Technology Inc.	108,200	956
*	Integrated Device Technology Inc.	45,500	911
*	Unisys Corp.	38,900	903
	Cypress Semiconductor Corp.	62,497	882
	CSG Systems International Inc.	28,100	854
*	Infinera Corp.	40,800	803
*	Freescale Semiconductor Ltd.	17,900	730
*	Synaptics Inc.	8,300	675
	Digimarc Corp.	30,600	672
*	ON Semiconductor Corp.	42,000	509
*	Cimpress NV	4,800	405
*	ePlus Inc.	4,600	400
*	Xcerra Corp.	38,500	342
*	Carbonite Inc.	21,300	305
*	Barracuda Networks Inc.	6,200	239
*	Polycom Inc.	16,100	216
*	Arista Networks Inc.	1,600	113
*	EchoStar Corp. Class A	1,900	98
	Hackett Group Inc.	10,100	90
*	WebMD Health Corp.	2,000	88
			447,868
Materials (3.7%)
	OM Group Inc.	186,800	5,610
	Schweitzer-Mauduit International Inc.	118,133	5,448
	Quaker Chemical Corp.	58,736	5,030
	Scotts Miracle-Gro Co. Class A	66,225	4,448
	Sealed Air Corp.	86,700	3,950
	Ball Corp.	55,400	3,913
	Graphic Packaging Holding Co.	181,000	2,632
*	Chemtura Corp.	87,600	2,391
	Valspar Corp.	28,100	2,361
	Avery Dennison Corp.	43,500	2,302
*	Berry Plastics Group Inc.	62,400	2,258
*	Stillwater Mining Co.	147,800	1,910
*	Ferro Corp.	137,400	1,724
	Westlake Chemical Corp.	21,500	1,547
	Silgan Holdings Inc.	24,510	1,425
	International Flavors & Fragrances Inc.	8,100	951
	PolyOne Corp.	11,700	437
	Innophos Holdings Inc.	6,600	372
	Materion Corp.	6,900	265
*	Boise Cascade Co.	5,400	202
	Kronos Worldwide Inc.	12,500	158
*	US Concrete Inc.	2,712	92
			49,426
Other (1.0%)
^,2 Vanguard Small-Cap Growth ETF		104,300	13,744

Telecommunication Services (0.3%)
*	Level 3 Communications Inc.	38,600	2,078
*	FairPoint Communications Inc.	38,400	676
	Inteliquent Inc.	41,900	660
*	Cincinnati Bell Inc.	171,700	606

* General Communication Inc. Class A			13,200	208
				4,228
Utilities (0.2%)
American States Water Co.			48,500	1,935

Total Common Stocks (Cost $1,070,610)				1,305,587
	Coupon
Temporary Cash Investments (5.0%)[1]
Money Market Fund (4.9%)
[3,4] Vanguard Market Liquidity Fund	0.128%		66,044,903	66,045

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.060%	5/20/15	200	200
[5,6] Federal Home Loan Bank Discount Notes	0.060%	6/3/15	1,000	1,000
[6,7] Freddie Mac Discount Notes	0.118%	7/31/15	100	100
				1,300
Total Temporary Cash Investments (Cost $67,345)				67,345
Total Investments (102.1%) (Cost $1,137,955)				1,372,932
Other Assets and Liabilities-Net (-2.1%)[4]				(27,801)
Net Assets (100%)				1,345,131

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,660,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.4% and 3.7%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $21,440,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,100,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Vanguard Small Company Growth Portfolio

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,305,191	—	396
Temporary Cash Investments	66,045	1,300	—
Futures Contracts—Assets[1]	2	—	—
Futures Contracts—Liabilities[1]	(44)	—	—
Total	1,371,194	1,300	396
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)

Vanguard Small Company Growth Portfolio

E-mini Russell 2000 Index	June 2015	144	17,984	170

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $1,137,955,000. Net unrealized appreciation of investment securities for tax purposes was $234,977,000, consisting of unrealized gains of $311,676,000 on securities that had risen in value since their purchase and $76,699,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Conservative Allocation Portfolio

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (28.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	1,203,833	39,895
Vanguard Extended Market Index Fund Investor Shares	138,849	9,735
		49,630
International Stock Fund (11.9%)
Vanguard Total International Stock Index Fund Investor Shares	1,306,588	21,075

U.S. Bond Fund (48.1%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	7,134,192	85,182

International Bond Fund (12.0%)
Vanguard Total International Bond Index Fund Investor Shares	1,958,571	21,153

Total Investment Companies (Cost $171,414)		177,040
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.128% (Cost $208)	207,737	208

Total Investments (100.1%) (Cost $171,622)		177,248
Other Assets and Liabilities-Net (-0.1%)		(243)
Net Assets (100%)		177,005

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2015, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Vanguard Conservative Allocation Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds			March 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market
Index Fund	8,769	863	389	3	—	9,735
Vanguard Market Liquidity Fund	126	NA1	NA1	—	—	208
Vanguard Total International
Bond Index Fund	18,597	2,274	70	70	—	21,153
Vanguard Total International
Stock Index Fund	19,000	1,831	504	63	—	21,075
Vanguard Variable Insurance
Fund - Equity Index Porfolio	35,715	6,332	709	645	1,181	39,895
Vanguard Variable Insurance
Fund - Total Bond Market Index
Portfolio	77,541	11,184	2,602	1,873	351	85,182
Total	159,748	22,484	4,274	2,654	1,532	177,248
1 Not applicable — purchases and sales are for temporary cash investment purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $171,622,000. Net unrealized appreciation of investment securities for tax purposes was $5,626,000, consisting of unrealized gains of $7,179,000 on securities that had risen in value since their purchase and $1,553,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (42.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	2,252,988	74,664
Vanguard Extended Market Index Fund Investor Shares	263,734	18,490
		93,154
International Stock Fund (17.9%)
Vanguard Total International Stock Index Fund Investor Shares	2,452,693	39,562

U.S. Bond Fund (32.3%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	5,996,548	71,599

International Bond Fund (7.8%)
Vanguard Total International Bond Index Fund Investor Shares	1,605,334	17,338

Total Investment Companies (Cost $207,388)		221,653
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.128% (Cost $177)	177,000	177

Total Investments (100.1%) (Cost $207,565)		221,830
Other Assets and Liabilities-Net (-0.1%)		(257)
Net Assets (100%)		221,573

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2015, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Vanguard Moderate Allocation Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds			March 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market
Index Fund	16,257	1,326	—	7	—	18,490
Vanguard Market Liquidity Fund	117	NA1	NA1	—	—	177
Vanguard Total International
Bond Index Fund	15,680	1,369	—	57	—	17,338
Vanguard Total International
Stock Index Fund	35,509	3,164	514	117	—	39,562
Vanguard Variable Insurance
Fund - Equity Index Porfolio	66,383	11,523	554	1,209	2,215	74,664
Vanguard Variable Insurance
Fund - Total Bond Market Index
Portfolio	64,254	10,030	1,882	1,563	293	71,599
Total	198,200	27,412	2,950	2,953	2,508	221,830
1 Not applicable — purchases and sales are for temporary cash investment purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $207,565,000. Net unrealized appreciation of investment securities for tax purposes was $14,265,000, consisting of unrealized gains of $15,365,000 on securities that had risen in value since their purchase and $1,100,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	40,397,575	1,338,775
Vanguard Extended Market Index Fund Investor Shares	4,749,876	333,014
		1,671,789
Total Investment Companies (Cost $1,432,983)		1,671,789
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.128% (Cost $574)	573,631	574
Total Investments (100.0%) (Cost $1,433,557)		1,672,363
Other Assets and Liabilities-Net (0.0%)		(598)
Net Assets (100%)		1,671,765
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2015, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Dec. 31,		Proceeds			Mar. 31,
	2014		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Extended Market
Index Fund	318,948	9,024	11,640	120	—	333,014
Vanguard Market Liquidity
Fund	213	NA1	NA1	—	—	574
Vanguard Variable Insurance
Fund—Equity Index Portfolio	1,309,738	88,850	10,167	21,894	40,095	1,338,775

Vanguard Total Stock Market Index Portfolio

Total	1,628,899	97,874	21,807	22,014	40,095	1,672,363
1 Not applicable—purchases and sales are for temporary cash investment purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $1,433,557,000. Net unrealized appreciation of investment securities for tax purposes was $238,806,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments
As of March 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (4.2%)
	Sigma-Aldrich Corp.	50,694	7,008
	Alcoa Inc.	518,241	6,696
	CF Industries Holdings Inc.	20,316	5,763
	International Flavors & Fragrances Inc.	34,333	4,031
	Eastman Chemical Co.	56,637	3,923
	Ashland Inc.	29,400	3,743
	Celanese Corp. Class A	64,791	3,619
	FMC Corp.	56,512	3,235
	Airgas Inc.	28,677	3,043
*	WR Grace & Co.	29,267	2,894
	CONSOL Energy Inc.	97,550	2,721
	Albemarle Corp.	47,664	2,519
	Newmont Mining Corp.	105,675	2,294
	Avery Dennison Corp.	38,354	2,029
	Huntsman Corp.	88,195	1,955
	Reliance Steel & Aluminum Co.	31,456	1,921
	Westlake Chemical Corp.	16,902	1,216
*	Axalta Coating Systems Ltd.	24,318	672
			59,282
Consumer Goods (14.5%)
	Delphi Automotive plc	123,161	9,821
*	Monster Beverage Corp.	64,051	8,864
*	Constellation Brands Inc. Class A	68,521	7,963
*	Electronic Arts Inc.	124,929	7,348
	Whirlpool Corp.	33,147	6,698
	ConAgra Foods Inc.	180,614	6,598
	Dr Pepper Snapple Group Inc.	81,966	6,433
	Clorox Co.	55,647	6,143
*	Under Armour Inc. Class A	75,320	6,082
	BorgWarner Inc.	96,108	5,813
	Genuine Parts Co.	61,652	5,745
	Hanesbrands Inc.	170,152	5,702
	Harley-Davidson Inc.	89,745	5,451
	Keurig Green Mountain Inc.	48,047	5,368
*	TRW Automotive Holdings Corp.	48,758	5,112
	Tyson Foods Inc. Class A	129,302	4,952
*	Mohawk Industries Inc.	26,269	4,879
	Coach Inc.	117,139	4,853
	Bunge Ltd.	58,620	4,828
	JM Smucker Co.	41,074	4,753
	Church & Dwight Co. Inc.	55,451	4,737
	Molson Coors Brewing Co. Class B	62,274	4,636
	Newell Rubbermaid Inc.	115,107	4,497
*	Jarden Corp.	77,615	4,106
	Coca-Cola Enterprises Inc.	90,056	3,980
	DR Horton Inc.	139,309	3,968
	PVH Corp.	34,947	3,724
	Lear Corp.	33,081	3,666

Energizer Holdings Inc.	26,376	3,641
McCormick & Co. Inc.	46,810	3,610
Lennar Corp. Class A	69,148	3,583
Polaris Industries Inc.	25,306	3,571
Ralph Lauren Corp. Class A	26,087	3,430
Mattel Inc.	143,286	3,274
Hormel Foods Corp.	56,017	3,185
PulteGroup Inc.	140,723	3,128
* WABCO Holdings Inc.	24,812	3,049
Hasbro Inc.	47,570	3,008
Leucadia National Corp.	132,625	2,956
* LKQ Corp.	115,555	2,954
* lululemon athletica Inc.	42,028	2,691
* NVR Inc.	1,633	2,170
Harman International Industries Inc.	14,527	1,941
* Fossil Group Inc.	18,156	1,497
Avon Products Inc.	91,950	735
Coty Inc. Class A	27,136	659
^ Pilgrim's Pride Corp.	22,022	497
* GoPro Inc. Class A	8,231	357
Lennar Corp. Class B	4,820	198
		206,854
Consumer Services (13.7%)
AmerisourceBergen Corp. Class A	88,609	10,072
Ross Stores Inc.	84,044	8,855
* O'Reilly Automotive Inc.	40,869	8,837
* Chipotle Mexican Grill Inc. Class A	13,155	8,558
* Charter Communications Inc. Class A	35,653	6,885
* Dollar Tree Inc.	82,993	6,734
Marriott International Inc. Class A	82,088	6,593
* CarMax Inc.	89,099	6,149
Nielsen NV	125,999	5,616
* United Continental Holdings Inc.	81,461	5,478
L Brands Inc.	52,815	4,980
Royal Caribbean Cruises Ltd.	60,658	4,965
Tractor Supply Co.	57,769	4,914
Nordstrom Inc.	60,509	4,860
* Dollar General Corp.	64,321	4,848
Best Buy Co. Inc.	126,609	4,785
Signet Jewelers Ltd.	34,013	4,721
Advance Auto Parts Inc.	30,994	4,639
Wyndham Worldwide Corp.	51,145	4,627
Staples Inc.	271,529	4,422
Tiffany & Co.	46,582	4,100
* Ulta Salon Cosmetics & Fragrance Inc.	25,954	3,915
* TripAdvisor Inc.	46,908	3,901
Interpublic Group of Cos. Inc.	174,950	3,870
Expedia Inc.	41,019	3,861
* Hertz Global Holdings Inc.	174,853	3,791
H&R Block Inc.	116,835	3,747
Family Dollar Stores Inc.	46,234	3,664
* Discovery Communications Inc.	114,453	3,373
* News Corp. Class A	208,353	3,336
Darden Restaurants Inc.	47,436	3,289
* MGM Resorts International	156,007	3,281
* IHS Inc. Class A	27,759	3,158
Williams-Sonoma Inc.	35,136	2,801

FactSet Research Systems Inc.	16,855	2,683
* Liberty Interactive Corp. Class A	89,968	2,626
* Norwegian Cruise Line Holdings Ltd.	48,444	2,616
Scripps Networks Interactive Inc. Class A	32,687	2,241
Aramark	70,287	2,223
* AutoNation Inc.	31,271	2,012
* Discovery Communications Inc. Class A	62,929	1,936
* Urban Outfitters Inc.	41,984	1,917
Foot Locker Inc.	30,147	1,899
Tribune Media Co. Class A	30,548	1,858
* Sprouts Farmers Market Inc.	51,516	1,815
* Hyatt Hotels Corp. Class A	14,824	878
		196,329
Financials (17.8%)
AvalonBay Communities Inc.	56,077	9,771
Moody's Corp.	85,987	8,925
Hartford Financial Services Group Inc.	182,967	7,652
M&T Bank Corp.	50,753	6,446
Principal Financial Group Inc.	124,756	6,409
Lincoln National Corp.	108,746	6,249
Essex Property Trust Inc.	27,113	6,233
Health Care REIT Inc.	73,611	5,695
Macerich Co.	67,071	5,656
Equinix Inc.	23,312	5,428
Regions Financial Corp.	569,436	5,381
SL Green Realty Corp.	41,865	5,375
KeyCorp	367,432	5,203
* Affiliated Managers Group Inc.	23,296	5,004
Realty Income Corp.	95,507	4,928
Equifax Inc.	50,635	4,709
* CBRE Group Inc. Class A	120,111	4,650
Western Union Co.	221,309	4,605
Kimco Realty Corp.	165,777	4,451
* Markel Corp.	5,623	4,324
Federal Realty Investment Trust	29,158	4,292
Annaly Capital Management Inc.	401,870	4,179
Voya Financial Inc.	96,691	4,168
FNF Group	111,433	4,096
XL Group plc Class A	108,285	3,985
American Realty Capital Properties Inc.	392,528	3,866
* Ally Financial Inc.	183,462	3,849
Huntington Bancshares Inc.	343,772	3,799
Digital Realty Trust Inc.	57,480	3,791
UDR Inc.	109,808	3,737
Unum Group	106,785	3,602
Navient Corp.	174,123	3,540
Cincinnati Financial Corp.	65,878	3,510
Comerica Inc.	75,587	3,411
CIT Group Inc.	74,726	3,372
First Republic Bank	58,739	3,353
Willis Group Holdings plc	68,454	3,298
Plum Creek Timber Co. Inc.	74,618	3,242
Jones Lang LaSalle Inc.	19,018	3,241
American Capital Agency Corp.	149,443	3,188
* Arch Capital Group Ltd.	51,380	3,165
Raymond James Financial Inc.	54,472	3,093
Alexandria Real Estate Equities Inc.	30,566	2,997

Torchmark Corp.	54,553	2,996
New York Community Bancorp Inc.	178,065	2,979
Iron Mountain Inc.	79,974	2,917
Lazard Ltd. Class A	54,553	2,869
* Realogy Holdings Corp.	61,991	2,819
SEI Investments Co.	63,648	2,806
MSCI Inc. Class A	45,063	2,763
Camden Property Trust	35,019	2,736
Reinsurance Group of America Inc. Class A	29,167	2,718
Legg Mason Inc.	47,711	2,634
NASDAQ OMX Group Inc.	50,106	2,552
Everest Re Group Ltd.	14,420	2,509
Zions Bancorporation	85,993	2,322
PartnerRe Ltd.	20,116	2,300
WR Berkley Corp.	43,021	2,173
Hudson City Bancorp Inc.	201,496	2,112
Axis Capital Holdings Ltd.	40,542	2,091
People's United Financial Inc.	130,417	1,982
Brixmor Property Group Inc.	69,547	1,846
* Alleghany Corp.	3,221	1,569
LPL Financial Holdings Inc.	34,737	1,524
Santander Consumer USA Holdings Inc.	44,338	1,026
Assurant Inc.	14,664	901
* Genworth Financial Inc. Class A	105,106	768
* LendingClub Corp.	31,402	617
		254,397
Health Care (10.1%)
* Boston Scientific Corp.	564,140	10,013
* BioMarin Pharmaceutical Inc.	66,754	8,319
* DaVita HealthCare Partners Inc.	86,705	7,047
* Pharmacyclics Inc.	25,785	6,600
* Edwards Lifesciences Corp.	45,719	6,513
* Hospira Inc.	72,560	6,374
* Endo International plc	70,579	6,331
* Mallinckrodt plc	49,463	6,264
* Mylan NV	103,567	6,147
* Incyte Corp.	65,538	6,007
* Laboratory Corp. of America Holdings	42,350	5,340
CR Bard Inc.	31,533	5,277
* Henry Schein Inc.	35,588	4,969
Perrigo Co. plc	29,909	4,951
Quest Diagnostics Inc.	61,151	4,699
Universal Health Services Inc. Class B	38,926	4,582
* Salix Pharmaceuticals Ltd.	25,722	4,445
ResMed Inc.	59,558	4,275
* Jazz Pharmaceuticals plc	24,427	4,221
* Waters Corp.	33,567	4,173
* Medivation Inc.	31,521	4,068
* Varian Medical Systems Inc.	42,425	3,992
* Hologic Inc.	101,074	3,338
* IDEXX Laboratories Inc.	19,980	3,087
DENTSPLY International Inc.	59,467	3,026
* Envision Healthcare Holdings Inc.	77,987	2,991
* Quintiles Transnational Holdings Inc.	29,086	1,948
* Alkermes plc	31,342	1,911
Patterson Cos. Inc.	37,108	1,811

* Intercept Pharmaceuticals Inc.	3,285	926
		143,645
Industrials (16.3%)
Fidelity National Information Services Inc.	120,330	8,190
* Fiserv Inc.	101,244	8,039
Amphenol Corp. Class A	131,558	7,753
* Alliance Data Systems Corp.	25,792	7,641
Roper Industries Inc.	42,623	7,331
WW Grainger Inc.	26,021	6,136
Rockwell Collins Inc.	56,090	5,415
AMETEK Inc.	102,315	5,376
* Stericycle Inc.	36,048	5,062
* FleetCor Technologies Inc.	33,023	4,984
Pentair plc	77,456	4,871
Sherwin-Williams Co.	17,103	4,866
Kansas City Southern	46,881	4,786
Vulcan Materials Co.	55,840	4,707
Textron Inc.	105,750	4,688
Fastenal Co.	112,917	4,679
CH Robinson Worldwide Inc.	62,170	4,552
Pall Corp.	45,216	4,539
TransDigm Group Inc.	20,121	4,401
* Verisk Analytics Inc. Class A	60,369	4,310
* Sensata Technologies Holding NV	71,884	4,130
Ball Corp.	58,198	4,111
L-3 Communications Holdings Inc.	31,522	3,965
Masco Corp.	148,294	3,959
* Mettler-Toledo International Inc.	11,916	3,916
Towers Watson & Co. Class A	29,519	3,902
Sealed Air Corp.	85,157	3,880
Rock-Tenn Co. Class A	59,312	3,826
Martin Marietta Materials Inc.	27,046	3,781
* United Rentals Inc.	40,965	3,734
Expeditors International of Washington Inc.	77,353	3,727
Wabtec Corp.	38,854	3,692
Fluor Corp.	62,720	3,585
MeadWestvaco Corp.	71,097	3,546
JB Hunt Transport Services Inc.	39,542	3,377
Robert Half International Inc.	54,445	3,295
Cintas Corp.	39,821	3,251
Flowserve Corp.	57,132	3,227
* Crown Holdings Inc.	58,869	3,180
ADT Corp.	72,727	3,020
Xerox Corp.	224,220	2,881
ManpowerGroup Inc.	33,213	2,861
B/E Aerospace Inc.	44,661	2,841
* Trimble Navigation Ltd.	109,772	2,766
Xylem Inc.	77,240	2,705
Avnet Inc.	57,783	2,571
* Quanta Services Inc.	90,032	2,569
* Arrow Electronics Inc.	40,484	2,476
* Jacobs Engineering Group Inc.	54,338	2,454
Allison Transmission Holdings Inc.	76,318	2,438
Dover Corp.	34,530	2,387
Hubbell Inc. Class B	21,750	2,384
^ Chicago Bridge & Iron Co. NV	45,769	2,255
Donaldson Co. Inc.	58,195	2,195

	Owens Corning	47,384	2,056
	FLIR Systems Inc.	59,667	1,866
*	Colfax Corp.	36,774	1,755
	MDU Resources Group Inc.	78,209	1,669
	Joy Global Inc.	41,300	1,618
	Fortune Brands Home & Security Inc.	33,623	1,596
*	Owens-Illinois Inc.	34,799	811
	AGCO Corp.	16,631	792
			233,376
Oil & Gas (5.9%)
*	Cheniere Energy Inc.	90,424	6,999
*	Concho Resources Inc.	50,485	5,852
	EQT Corp.	64,231	5,323
	Cabot Oil & Gas Corp.	175,151	5,172
	Tesoro Corp.	53,347	4,870
	Cimarex Energy Co.	37,147	4,275
*	Southwestern Energy Co.	163,243	3,786
*	Cameron International Corp.	82,071	3,703
*	Weatherford International plc	295,796	3,638
*	FMC Technologies Inc.	98,074	3,630
	Range Resources Corp.	68,027	3,540
	HollyFrontier Corp.	82,905	3,338
	Murphy Oil Corp.	71,478	3,331
	Helmerich & Payne Inc.	43,379	2,953
*	Whiting Petroleum Corp.	86,593	2,676
	OGE Energy Corp.	84,503	2,671
*	Dresser-Rand Group Inc.	32,457	2,608
	Oceaneering International Inc.	42,314	2,282
^	Transocean Ltd.	145,718	2,138
	Ensco plc Class A	99,240	2,091
	Energen Corp.	31,055	2,050
	Core Laboratories NV	18,367	1,919
	Chesapeake Energy Corp.	126,704	1,794
	Noble Corp. plc	106,845	1,526
*	Antero Resources Corp.	29,167	1,030
*	Cobalt International Energy Inc.	70,517	663
	Diamond Offshore Drilling Inc.	13,034	349
			84,207
Technology (11.1%)
*	Cerner Corp.	130,763	9,580
	Skyworks Solutions Inc.	81,053	7,967
	Seagate Technology plc	132,313	6,884
*	Red Hat Inc.	77,794	5,893
*	Autodesk Inc.	96,527	5,660
	Altera Corp.	127,610	5,476
*	Catamaran Corp.	88,069	5,244
*	Akamai Technologies Inc.	71,807	5,102
*	Qorvo Inc.	63,072	5,027
	Lam Research Corp.	67,688	4,754
	Linear Technology Corp.	101,475	4,749
	Xilinx Inc.	110,967	4,694
	NVIDIA Corp.	219,000	4,583
*	ServiceNow Inc.	56,586	4,458
*	Citrix Systems Inc.	67,892	4,336
*	Palo Alto Networks Inc.	29,032	4,241
	Western Digital Corp.	46,503	4,232

Maxim Integrated Products Inc.	120,067	4,180
KLA-Tencor Corp.	68,938	4,018
Microchip Technology Inc.	81,255	3,973
Computer Sciences Corp.	59,779	3,902
Juniper Networks Inc.	163,999	3,703
* Workday Inc. Class A	43,629	3,683
* F5 Networks Inc.	30,634	3,521
Harris Corp.	44,126	3,475
* ANSYS Inc.	38,184	3,367
* VeriSign Inc.	49,590	3,321
* Synopsys Inc.	65,237	3,022
* Gartner Inc.	35,507	2,977
SanDisk Corp.	45,188	2,875
* Teradata Corp.	64,866	2,863
* Splunk Inc.	43,686	2,586
Marvell Technology Group Ltd.	173,098	2,545
* Rackspace Hosting Inc.	48,695	2,512
Garmin Ltd.	48,776	2,318
* FireEye Inc.	41,465	1,627
* Nuance Communications Inc.	110,191	1,581
* NetSuite Inc.	14,628	1,357
* Freescale Semiconductor Ltd.	22,695	925
* Cree Inc.	23,543	836
* Premier Inc. Class A	15,910	598
* IMS Health Holdings Inc.	21,192	574
		159,219
Telecommunications (1.2%)
* SBA Communications Corp. Class A	54,801	6,417
* Level 3 Communications Inc.	113,993	6,137
Frontier Communications Corp.	425,509	3,000
Windstream Holdings Inc.	255,117	1,888
		17,442
Utilities (5.0%)
Eversource Energy	134,507	6,795
DTE Energy Co.	75,120	6,062
NiSource Inc.	134,249	5,929
Wisconsin Energy Corp.	95,739	4,739
Ameren Corp.	102,800	4,338
ONEOK Inc.	88,481	4,268
American Water Works Co. Inc.	76,346	4,139
CMS Energy Corp.	117,305	4,095
* Calpine Corp.	159,567	3,649
NRG Energy Inc.	143,556	3,616
CenterPoint Energy Inc.	173,254	3,536
AES Corp.	268,402	3,449
SCANA Corp.	54,357	2,989
Pinnacle West Capital Corp.	46,869	2,988
Alliant Energy Corp.	46,973	2,959
Pepco Holdings Inc.	106,721	2,864
Integrys Energy Group Inc.	33,883	2,440
National Fuel Gas Co.	33,924	2,047
		70,902
Total Common Stocks (Cost $1,037,566)		1,425,653

	Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
[2,3] Vanguard Market Liquidity Fund	0.128%		16,381,285	16,381

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.062%	4/29/15	100,000	100
[4,5] Federal Home Loan Bank Discount Notes	0.080%	5/8/15	100,000	100
				200
Total Temporary Cash Investments (Cost $16,581)				16,581
Total Investments (101.0%) (Cost $1,054,147)				1,442,234
Other Assets and Liabilities-Net (-1.0%)[2]				(14,075)
Net Assets (100%)				1,428,159

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,150,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Includes $3,255,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

Vanguard Mid-Cap Index Portfolio

The following table summarizes the market value of the portfolio's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,425,653	—	—
Temporary Cash Investments	16,381	200	—
Futures Contracts—Liabilities[1]	(11)	—	—
Total	1,442,023	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap Index	June 2015	16	2,432	43
E-mini S&P 500 Index	June 2015	5	515	3
				46

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $1,054,147,000. Net unrealized appreciation of investment securities for tax purposes was $388,087,000, consisting of

Vanguard Mid-Cap Index Portfolio

unrealized gains of $425,918,000 on securities that had risen in value since their purchase and $37,831,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Index Portfolio

Schedule of Investments
As of March 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (12.5%)
	Walt Disney Co.	336,635	35,310
	Home Depot Inc.	283,711	32,232
*	Amazon.com Inc.	81,972	30,502
	Comcast Corp. Class A	520,445	29,390
	McDonald's Corp.	206,891	20,159
	Lowe's Cos. Inc.	209,501	15,585
	Starbucks Corp.	161,401	15,285
	NIKE Inc. Class B	150,639	15,114
	Time Warner Inc.	178,851	15,102
	Ford Motor Co.	851,581	13,745
	Twenty-First Century Fox Inc. Class A	393,630	13,320
*	Priceline Group Inc.	11,189	13,026
	Target Corp.	137,104	11,252
	General Motors Co.	291,227	10,921
	TJX Cos. Inc.	147,025	10,299
*	DIRECTV	108,302	9,217
	Time Warner Cable Inc.	60,493	9,067
	Yum! Brands Inc.	93,245	7,340
	Johnson Controls Inc.	141,525	7,139
	CBS Corp. Class B	98,481	5,971
	VF Corp.	73,740	5,553
*	Netflix Inc.	13,023	5,427
	Viacom Inc. Class B	78,626	5,370
	L Brands Inc.	52,989	4,996
	Delphi Automotive plc	62,519	4,985
*	Dollar General Corp.	65,388	4,929
	Macy's Inc.	73,323	4,759
*	O'Reilly Automotive Inc.	21,887	4,733
	Ross Stores Inc.	44,576	4,697
*	AutoZone Inc.	6,873	4,688
	Carnival Corp.	97,025	4,642
*	Chipotle Mexican Grill Inc. Class A	6,686	4,350
	Omnicom Group Inc.	53,115	4,142
*	Dollar Tree Inc.	44,328	3,597
	Marriott International Inc. Class A	44,704	3,591
	Kohl's Corp.	43,571	3,409
	Whirlpool Corp.	16,815	3,398
*	CarMax Inc.	45,087	3,111
	Starwood Hotels & Resorts Worldwide Inc.	37,047	3,093
*	Bed Bath & Beyond Inc.	40,008	3,072
	Genuine Parts Co.	32,918	3,068
	BorgWarner Inc.	48,750	2,948
	Royal Caribbean Cruises Ltd.	35,492	2,905
*	Under Armour Inc. Class A	35,967	2,904
	Hanesbrands Inc.	86,335	2,893
*	Michael Kors Holdings Ltd.	43,259	2,844
	Harley-Davidson Inc.	44,936	2,729
	Tractor Supply Co.	29,346	2,496
*	Mohawk Industries Inc.	13,358	2,481

Gap Inc.	57,109	2,475
Coach Inc.	59,461	2,463
Nordstrom Inc.	30,346	2,437
Best Buy Co. Inc.	62,691	2,369
Wyndham Worldwide Corp.	25,876	2,341
Newell Rubbermaid Inc.	58,435	2,283
Staples Inc.	137,951	2,247
Wynn Resorts Ltd.	17,455	2,197
Tiffany & Co.	24,307	2,139
DR Horton Inc.	71,627	2,040
Expedia Inc.	21,317	2,007
* TripAdvisor Inc.	24,017	1,997
Lennar Corp. Class A	38,445	1,992
Harman International Industries Inc.	14,852	1,985
Interpublic Group of Cos. Inc.	87,467	1,935
H&R Block Inc.	59,318	1,902
PVH Corp.	17,805	1,897
Darden Restaurants Inc.	26,749	1,855
Gannett Co. Inc.	48,832	1,811
* News Corp. Class A	107,523	1,721
Ralph Lauren Corp. Class A	13,032	1,714
* Discovery Communications Inc.	57,518	1,695
Mattel Inc.	72,858	1,665
Family Dollar Stores Inc.	20,772	1,646
PulteGroup Inc.	71,425	1,588
Goodyear Tire & Rubber Co.	57,484	1,557
Hasbro Inc.	24,090	1,523
Comcast Corp.	26,563	1,489
Scripps Networks Interactive Inc. Class A	21,271	1,458
Leggett & Platt Inc.	29,844	1,376
Garmin Ltd.	26,015	1,236
* AutoNation Inc.	15,681	1,009
* Urban Outfitters Inc.	21,209	968
* Discovery Communications Inc. Class A	31,218	960
^ GameStop Corp. Class A	23,009	873
Cablevision Systems Corp. Class A	45,723	837
* Fossil Group Inc.	9,459	780
		496,253
Consumer Staples (9.6%)
Procter & Gamble Co.	581,324	47,634
Coca-Cola Co.	845,887	34,301
PepsiCo Inc.	319,100	30,512
Wal-Mart Stores Inc.	340,029	27,967
Philip Morris International Inc.	333,000	25,085
CVS Health Corp.	242,261	25,004
Altria Group Inc.	423,975	21,207
Walgreens Boots Alliance Inc.	187,735	15,897
Costco Wholesale Corp.	94,772	14,357
Mondelez International Inc. Class A	355,055	12,814
Colgate-Palmolive Co.	183,572	12,729
Kraft Foods Group Inc.	126,620	11,031
Kimberly-Clark Corp.	78,712	8,431
Kroger Co.	105,819	8,112
General Mills Inc.	130,014	7,359
Archer-Daniels-Midland Co.	136,612	6,475
Lorillard Inc.	77,549	5,068
Sysco Corp.	127,508	4,811

Reynolds American Inc.	66,403	4,576
Mead Johnson Nutrition Co.	43,581	4,381
* Monster Beverage Corp.	31,522	4,363
* Constellation Brands Inc. Class A	36,305	4,219
Whole Foods Market Inc.	77,740	4,049
Estee Lauder Cos. Inc. Class A	48,068	3,997
Kellogg Co.	54,518	3,595
ConAgra Foods Inc.	91,771	3,352
Dr Pepper Snapple Group Inc.	41,542	3,260
Hershey Co.	31,890	3,218
Clorox Co.	28,287	3,123
Brown-Forman Corp. Class B	33,575	3,034
Keurig Green Mountain Inc.	26,178	2,925
Molson Coors Brewing Co. Class B	34,460	2,566
JM Smucker Co.	21,995	2,545
Tyson Foods Inc. Class A	62,932	2,410
McCormick & Co. Inc.	27,665	2,133
Coca-Cola Enterprises Inc.	46,265	2,045
Campbell Soup Co.	38,316	1,784
Hormel Foods Corp.	29,060	1,652
		382,021
Energy (8.0%)
Exxon Mobil Corp.	902,927	76,749
Chevron Corp.	404,761	42,492
Schlumberger Ltd.	274,505	22,905
ConocoPhillips	265,087	16,504
Kinder Morgan Inc.	366,884	15,431
Occidental Petroleum Corp.	165,945	12,114
EOG Resources Inc.	118,082	10,827
Phillips 66	117,040	9,199
Anadarko Petroleum Corp.	109,109	9,035
Halliburton Co.	182,970	8,029
Williams Cos. Inc.	144,931	7,332
Valero Energy Corp.	110,835	7,051
Marathon Petroleum Corp.	58,852	6,026
Baker Hughes Inc.	93,585	5,950
Pioneer Natural Resources Co.	32,147	5,256
Spectra Energy Corp.	144,533	5,228
Devon Energy Corp.	83,223	5,019
Apache Corp.	81,189	4,898
National Oilwell Varco Inc.	88,322	4,415
Noble Energy Inc.	83,286	4,073
Marathon Oil Corp.	145,283	3,793
Hess Corp.	52,386	3,555
EQT Corp.	32,757	2,715
Cabot Oil & Gas Corp.	89,024	2,629
Tesoro Corp.	26,963	2,461
Cimarex Energy Co.	18,906	2,176
ONEOK Inc.	44,912	2,167
* Southwestern Energy Co.	82,775	1,920
* Cameron International Corp.	41,157	1,857
* FMC Technologies Inc.	49,910	1,847
Range Resources Corp.	35,081	1,826
Murphy Oil Corp.	35,937	1,675
Helmerich & Payne Inc.	23,228	1,581
Chesapeake Energy Corp.	111,443	1,578
CONSOL Energy Inc.	49,606	1,384

* Newfield Exploration Co.	34,638	1,215
Ensco plc Class A	50,529	1,065
^ Transocean Ltd.	71,258	1,045
Noble Corp. plc	52,089	744
QEP Resources Inc.	34,400	717
^ Diamond Offshore Drilling Inc.	14,176	380
		316,863
Financials (16.1%)
Wells Fargo & Co.	1,009,260	54,904
* Berkshire Hathaway Inc. Class B	361,063	52,109
JPMorgan Chase & Co.	802,532	48,617
Bank of America Corp.	2,264,346	34,848
Citigroup Inc.	653,027	33,644
US Bancorp	383,482	16,747
Goldman Sachs Group Inc.	87,256	16,401
American International Group Inc.	295,460	16,188
American Express Co.	188,690	14,740
Simon Property Group Inc.	66,918	13,092
MetLife Inc.	240,568	12,161
Morgan Stanley	331,916	11,846
PNC Financial Services Group Inc.	112,096	10,452
BlackRock Inc.	27,308	9,990
Bank of New York Mellon Corp.	239,768	9,648
Capital One Financial Corp.	118,728	9,358
American Tower Corporation	91,040	8,571
ACE Ltd.	70,493	7,859
Prudential Financial Inc.	97,765	7,851
Charles Schwab Corp.	248,361	7,560
Travelers Cos. Inc.	69,251	7,488
State Street Corp.	88,800	6,529
Marsh & McLennan Cos. Inc.	115,971	6,505
CME Group Inc.	68,335	6,472
Allstate Corp.	89,684	6,383
Public Storage	31,299	6,170
Equity Residential	78,404	6,104
McGraw Hill Financial Inc.	58,945	6,095
Aflac Inc.	94,564	6,053
BB&T Corp.	155,195	6,051
Crown Castle International Corp.	71,929	5,937
Health Care REIT Inc.	75,231	5,820
Aon plc	60,386	5,804
Intercontinental Exchange Inc.	24,115	5,625
Discover Financial Services	96,343	5,429
Ventas Inc.	71,297	5,206
Ameriprise Financial Inc.	39,327	5,145
Chubb Corp.	49,773	5,032
AvalonBay Communities Inc.	28,520	4,970
Prologis Inc.	110,321	4,806
SunTrust Banks Inc.	112,931	4,640
Boston Properties Inc.	32,987	4,634
* Berkshire Hathaway Inc. Class A	21	4,567
T. Rowe Price Group Inc.	56,139	4,546
Franklin Resources Inc.	84,324	4,327
HCP Inc.	99,231	4,288
Vornado Realty Trust	37,694	4,222
General Growth Properties Inc.	135,282	3,998
Moody's Corp.	38,340	3,980

Hartford Financial Services Group Inc.	90,664	3,792
Weyerhaeuser Co.	113,055	3,748
Invesco Ltd.	92,454	3,669
M&T Bank Corp.	28,701	3,645
Fifth Third Bancorp	175,414	3,307
Host Hotels & Resorts Inc.	163,118	3,292
Northern Trust Corp.	47,247	3,291
Essex Property Trust Inc.	14,027	3,225
Lincoln National Corp.	55,250	3,175
Progressive Corp.	115,379	3,138
Principal Financial Group Inc.	58,964	3,029
SL Green Realty Corp.	21,254	2,729
Regions Financial Corp.	287,153	2,714
Loews Corp.	64,327	2,626
KeyCorp	184,182	2,608
* Affiliated Managers Group Inc.	11,608	2,493
Macerich Co.	29,477	2,486
Kimco Realty Corp.	88,822	2,385
* CBRE Group Inc. Class A	60,216	2,331
XL Group plc Class A	54,943	2,022
Huntington Bancshares Inc.	174,445	1,928
Unum Group	54,123	1,826
* E*TRADE Financial Corp.	62,251	1,778
Navient Corp.	85,635	1,741
Comerica Inc.	37,628	1,698
Cincinnati Financial Corp.	31,815	1,695
Plum Creek Timber Co. Inc.	37,969	1,650
Leucadia National Corp.	67,914	1,514
Iron Mountain Inc.	40,269	1,469
Torchmark Corp.	26,734	1,468
NASDAQ OMX Group Inc.	24,717	1,259
Legg Mason Inc.	20,924	1,155
Zions Bancorporation	42,595	1,150
Apartment Investment & Management Co.	29,033	1,143
Hudson City Bancorp Inc.	101,104	1,060
People's United Financial Inc.	66,426	1,010
Assurant Inc.	14,687	902
* Genworth Financial Inc. Class A	104,889	767
		638,330
Health Care (14.8%)
Johnson & Johnson	598,550	60,214
Pfizer Inc.	1,319,270	45,897
Merck & Co. Inc.	610,961	35,118
* Gilead Sciences Inc.	320,638	31,464
Amgen Inc.	163,346	26,111
* Actavis plc	84,059	25,018
UnitedHealth Group Inc.	205,300	24,285
Medtronic plc	306,747	23,923
Bristol-Myers Squibb Co.	357,796	23,078
* Biogen Inc.	50,508	21,327
AbbVie Inc.	343,130	20,087
* Celgene Corp.	172,380	19,872
Eli Lilly & Co.	210,509	15,293
Abbott Laboratories	324,830	15,049
* Express Scripts Holding Co.	156,510	13,580
Thermo Fisher Scientific Inc.	85,439	11,478
McKesson Corp.	50,124	11,338

Anthem Inc.	57,458	8,872
Aetna Inc.	75,786	8,074
Baxter International Inc.	116,793	8,000
* Alexion Pharmaceuticals Inc.	43,543	7,546
Cigna Corp.	55,709	7,211
* Regeneron Pharmaceuticals Inc.	15,883	7,171
Becton Dickinson and Co.	44,947	6,454
Cardinal Health Inc.	71,069	6,415
* Vertex Pharmaceuticals Inc.	52,185	6,156
Stryker Corp.	64,488	5,949
Humana Inc.	32,214	5,735
AmerisourceBergen Corp. Class A	44,906	5,104
* Boston Scientific Corp.	286,462	5,085
Perrigo Co. plc	30,354	5,025
Zoetis Inc.	107,871	4,993
* Cerner Corp.	65,676	4,811
* HCA Holdings Inc.	63,380	4,768
* Mylan NV	80,332	4,768
Zimmer Holdings Inc.	36,608	4,302
* Intuitive Surgical Inc.	7,882	3,981
St. Jude Medical Inc.	60,579	3,962
* Endo International plc	38,212	3,428
* Edwards Lifesciences Corp.	23,261	3,314
* Hospira Inc.	36,917	3,243
* Mallinckrodt plc	25,161	3,187
* DaVita HealthCare Partners Inc.	37,204	3,024
Agilent Technologies Inc.	72,331	3,005
* Laboratory Corp. of America Holdings	21,678	2,733
CR Bard Inc.	16,064	2,688
* Henry Schein Inc.	18,050	2,520
Quest Diagnostics Inc.	31,080	2,389
Universal Health Services Inc. Class B	19,652	2,313
* Waters Corp.	17,907	2,226
* Varian Medical Systems Inc.	21,572	2,030
DENTSPLY International Inc.	29,604	1,507
PerkinElmer Inc.	23,756	1,215
* Tenet Healthcare Corp.	20,694	1,025
Patterson Cos. Inc.	17,800	868
		588,229
Industrials (10.3%)
General Electric Co.	2,166,516	53,751
3M Co.	136,637	22,538
Boeing Co.	141,056	21,170
United Technologies Corp.	177,938	20,854
Union Pacific Corp.	189,766	20,554
Honeywell International Inc.	168,523	17,579
United Parcel Service Inc. Class B	149,595	14,502
Lockheed Martin Corp.	57,746	11,720
Danaher Corp.	132,192	11,223
Caterpillar Inc.	130,533	10,447
FedEx Corp.	56,755	9,390
General Dynamics Corp.	67,832	9,207
Emerson Electric Co.	147,510	8,352
American Airlines Group Inc.	154,408	8,150
Delta Air Lines Inc.	177,432	7,977
Illinois Tool Works Inc.	75,210	7,306
Raytheon Co.	66,210	7,233

CSX Corp.	213,249	7,063
Eaton Corp. plc	102,177	6,942
Northrop Grumman Corp.	42,747	6,881
Norfolk Southern Corp.	66,261	6,820
Southwest Airlines Co.	145,589	6,450
Deere & Co.	73,091	6,409
Precision Castparts Corp.	30,520	6,409
Cummins Inc.	36,284	5,030
Waste Management Inc.	91,935	4,986
PACCAR Inc.	76,330	4,820
Tyco International plc	90,435	3,894
Ingersoll-Rand plc	56,679	3,859
Roper Industries Inc.	21,657	3,725
Parker-Hannifin Corp.	30,712	3,648
Rockwell Automation Inc.	29,256	3,393
Stanley Black & Decker Inc.	33,927	3,235
WW Grainger Inc.	12,920	3,047
Nielsen NV	67,945	3,028
Rockwell Collins Inc.	28,661	2,767
AMETEK Inc.	51,304	2,696
Textron Inc.	59,590	2,642
* Stericycle Inc.	18,312	2,572
Pentair plc	39,174	2,464
Kansas City Southern	23,857	2,435
Dover Corp.	35,154	2,430
Fastenal Co.	58,568	2,427
Equifax Inc.	25,720	2,392
CH Robinson Worldwide Inc.	31,582	2,312
Pall Corp.	23,012	2,310
L-3 Communications Holdings Inc.	17,881	2,249
Republic Services Inc. Class A	53,102	2,154
Masco Corp.	74,955	2,001
Expeditors International of Washington Inc.	40,558	1,954
* United Rentals Inc.	20,858	1,901
Snap-on Inc.	12,536	1,844
Fluor Corp.	31,876	1,822
Robert Half International Inc.	28,639	1,733
Cintas Corp.	21,050	1,718
Flowserve Corp.	28,544	1,612
ADT Corp.	36,378	1,510
Xylem Inc.	39,248	1,375
* Quanta Services Inc.	45,294	1,292
Allegion plc	20,193	1,235
* Jacobs Engineering Group Inc.	27,272	1,232
Ryder System Inc.	11,183	1,061
Pitney Bowes Inc.	43,458	1,013
Dun & Bradstreet Corp.	7,467	958
Joy Global Inc.	20,745	813
		408,516
Information Technology (19.5%)
Apple Inc.	1,253,759	156,005
Microsoft Corp.	1,765,844	71,790
* Facebook Inc. Class A	451,888	37,152
* Google Inc. Class A	61,472	34,099
* Google Inc. Class C	61,602	33,758
Intel Corp.	1,019,489	31,879
International Business Machines Corp.	197,952	31,771

Cisco Systems Inc.	1,098,843	30,246
Oracle Corp.	690,077	29,777
Visa Inc. Class A	417,658	27,319
QUALCOMM Inc.	355,063	24,620
MasterCard Inc. Class A	210,150	18,155
* eBay Inc.	237,074	13,674
Texas Instruments Inc.	225,469	12,893
Accenture plc Class A	135,265	12,673
Hewlett-Packard Co.	391,240	12,191
EMC Corp.	427,954	10,939
Automatic Data Processing Inc.	102,333	8,764
* salesforce.com inc	130,320	8,707
* Yahoo! Inc.	187,479	8,331
* Cognizant Technology Solutions Corp. Class A	131,244	8,188
* Adobe Systems Inc.	102,479	7,577
Avago Technologies Ltd. Class A	55,302	7,022
* Micron Technology Inc.	231,899	6,291
TE Connectivity Ltd.	87,479	6,265
Corning Inc.	273,688	6,207
Applied Materials Inc.	264,504	5,967
Intuit Inc.	59,659	5,785
Broadcom Corp. Class A	117,368	5,081
Western Digital Corp.	46,795	4,259
Analog Devices Inc.	67,103	4,227
Fidelity National Information Services Inc.	61,374	4,177
* Fiserv Inc.	51,430	4,084
Skyworks Solutions Inc.	41,087	4,038
* Alliance Data Systems Corp.	13,519	4,005
* Electronic Arts Inc.	66,960	3,938
Amphenol Corp. Class A	66,800	3,937
Seagate Technology plc	70,750	3,681
Paychex Inc.	70,399	3,493
Symantec Corp.	146,952	3,434
* Red Hat Inc.	39,168	2,967
SanDisk Corp.	45,941	2,923
Xerox Corp.	223,717	2,875
* Autodesk Inc.	48,871	2,866
Equinix Inc.	12,157	2,831
Altera Corp.	63,979	2,745
Motorola Solutions Inc.	41,139	2,743
* Akamai Technologies Inc.	38,552	2,739
Lam Research Corp.	34,325	2,411
Linear Technology Corp.	51,497	2,410
NetApp Inc.	67,173	2,382
Xilinx Inc.	56,276	2,380
Western Union Co.	112,299	2,337
NVIDIA Corp.	111,206	2,327
CA Inc.	68,647	2,239
* Citrix Systems Inc.	34,496	2,203
Microchip Technology Inc.	43,407	2,123
KLA-Tencor Corp.	35,093	2,046
Computer Sciences Corp.	30,414	1,985
* F5 Networks Inc.	15,506	1,782
Harris Corp.	22,459	1,769
Juniper Networks Inc.	77,971	1,761
* VeriSign Inc.	22,850	1,530
* Teradata Corp.	31,808	1,404

Total System Services Inc.	34,648	1,322
* First Solar Inc.	15,925	952
FLIR Systems Inc.	29,063	909
		775,360
Materials (3.1%)
EI du Pont de Nemours & Co.	194,912	13,930
Monsanto Co.	104,080	11,713
Dow Chemical Co.	234,248	11,239
Praxair Inc.	62,234	7,514
LyondellBasell Industries NV Class A	85,296	7,489
Ecolab Inc.	57,975	6,631
PPG Industries Inc.	29,293	6,607
Air Products & Chemicals Inc.	41,535	6,283
International Paper Co.	91,106	5,056
Sherwin-Williams Co.	17,363	4,940
Freeport-McMoRan Inc.	223,890	4,243
Sigma-Aldrich Corp.	25,715	3,555
Alcoa Inc.	263,179	3,400
Nucor Corp.	68,760	3,268
Mosaic Co.	66,343	3,056
CF Industries Holdings Inc.	10,313	2,926
Vulcan Materials Co.	28,477	2,401
Newmont Mining Corp.	107,381	2,331
Eastman Chemical Co.	32,006	2,217
Ball Corp.	29,572	2,089
Sealed Air Corp.	45,296	2,064
International Flavors & Fragrances Inc.	17,442	2,048
Martin Marietta Materials Inc.	13,324	1,863
MeadWestvaco Corp.	36,078	1,799
FMC Corp.	28,794	1,648
Airgas Inc.	14,579	1,547
Avery Dennison Corp.	19,228	1,017
* Owens-Illinois Inc.	34,769	811
Allegheny Technologies Inc.	22,573	677
		124,362
Telecommunication Services (2.3%)
Verizon Communications Inc.	894,508	43,500
AT&T Inc.	1,117,181	36,476
CenturyLink Inc.	121,974	4,214
* Level 3 Communications Inc.	61,765	3,326
Frontier Communications Corp.	215,802	1,521
Windstream Holdings Inc.	126,358	935
		89,972
Utilities (3.0%)
Duke Energy Corp.	152,312	11,694
NextEra Energy Inc.	95,489	9,936
Dominion Resources Inc.	126,668	8,977
Southern Co.	195,892	8,674
Exelon Corp.	185,123	6,222
American Electric Power Co. Inc.	105,463	5,932
PG&E Corp.	102,625	5,446
Sempra Energy	49,911	5,441
PPL Corp.	143,569	4,833
Public Service Enterprise Group Inc.	108,987	4,569
Edison International	70,213	4,386
Consolidated Edison Inc.	63,067	3,847

Xcel Energy Inc.			108,940	3,792
Eversource Energy			68,234	3,447
FirstEnergy Corp.			90,702	3,180
DTE Energy Co.			38,148	3,078
Entergy Corp.			38,893	3,014
NiSource Inc.			68,151	3,010
Wisconsin Energy Corp.			48,576	2,404
Ameren Corp.			52,311	2,208
CMS Energy Corp.			59,360	2,072
CenterPoint Energy Inc.			92,589	1,890
NRG Energy Inc.			72,774	1,833
AES Corp.			139,170	1,788
SCANA Corp.			30,851	1,696
Pinnacle West Capital Corp.			23,857	1,521
Pepco Holdings Inc.			54,476	1,462
AGL Resources Inc.			25,804	1,281
Integrys Energy Group Inc.			16,822	1,212
TECO Energy Inc.			49,049	952
				119,797
Total Common Stocks (Cost $2,946,337)				3,939,703
	Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.128%		31,241,908	31,242

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.060%	5/20/15	500	500
[4,5] Federal Home Loan Bank Discount Notes	0.140%	7/8/15	1,000	999
				1,499
Total Temporary Cash Investments (Cost $32,741)				32,741
Total Investments (100.0%) (Cost $2,979,078)				3,972,444
Other Assets and Liabilities-Net (0.0%)[3]				(1,304)
Net Assets (100%)				3,971,140

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $918,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $944,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Vanguard Equity Index Portfolio

whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the portfolio's investments as of March 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,939,703	—	—
Temporary Cash Investments	31,242	1,499	—
Futures Contracts—Liabilities[1]	(209)	—	—
Total	3,970,736	1,499	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Equity Index Portfolio

At March 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	June 2015	49	25,245	120
E-mini S&P 500 Index	June 2015	38	3,916	(74)
				46

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2015, the cost of investment securities for tax purposes was $2,979,078,000. Net unrealized appreciation of investment securities for tax purposes was $993,366,000, consisting of unrealized gains of $1,185,927,000 on securities that had risen in value since their purchase and $192,561,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Portfolio

Schedule of Investments
As of March 31, 2015

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (100.0%)
Diversified REITs (6.7%)
American Realty Capital Properties Inc.	1,364,721	13,443
Duke Realty Corp.	513,680	11,183
WP Carey Inc.	140,703	9,568
Liberty Property Trust	223,229	7,969
Spirit Realty Capital Inc.	598,813	7,234
Cousins Properties Inc.	309,250	3,278
Lexington Realty Trust	314,256	3,089
Washington REIT	100,238	2,770
Empire State Realty Trust Inc.	145,002	2,727
PS Business Parks Inc.	30,393	2,524
American Assets Trust Inc.	55,838	2,417
Select Income REIT	58,718	1,467
Investors Real Estate Trust	172,831	1,296
First Potomac Realty Trust	88,304	1,050
RAIT Financial Trust	125,023	858
Winthrop Realty Trust	52,335	854
Whitestone REIT	34,476	547
One Liberty Properties Inc.	19,617	479
		72,753
Health Care REITs (14.0%)
Health Care REIT Inc.	521,420	40,337
Ventas Inc.	486,715	35,540
HCP Inc.	690,222	29,825
Omega Healthcare Investors Inc.	206,309	8,370
Senior Housing Properties Trust	347,233	7,705
Healthcare Trust of America Inc. Class A	185,582	5,170
Medical Properties Trust Inc.	305,624	4,505
Healthcare Realty Trust Inc.	147,596	4,100
National Health Investors Inc.	49,986	3,550
Sabra Health Care REIT Inc.	82,004	2,718
LTC Properties Inc.	52,500	2,415
Physicians Realty Trust	96,133	1,693
New Senior Investment Group Inc.	99,958	1,662
Aviv REIT Inc.	39,176	1,430
Universal Health Realty Income Trust	18,577	1,045
CareTrust REIT Inc.	42,725	579
		150,644
Hotel & Resort REITs (7.3%)
Host Hotels & Resorts Inc.	1,138,149	22,968
Hospitality Properties Trust	225,402	7,436
LaSalle Hotel Properties	167,781	6,520
RLJ Lodging Trust	198,400	6,212
Sunstone Hotel Investors Inc.	308,778	5,147
Pebblebrook Hotel Trust	107,439	5,003
* Strategic Hotels & Resorts Inc.	381,861	4,747
Ryman Hospitality Properties Inc.	69,074	4,207
DiamondRock Hospitality Co.	294,246	4,158
Chesapeake Lodging Trust	88,780	3,003

Hersha Hospitality Trust Class A	301,399	1,950
FelCor Lodging Trust Inc.	168,423	1,935
Summit Hotel Properties Inc.	129,247	1,819
Chatham Lodging Trust	56,676	1,667
Ashford Hospitality Trust Inc.	149,295	1,436
Ashford Hospitality Prime Inc.	38,373	644
		78,852
Industrial REITs (4.4%)
Prologis Inc.	751,401	32,731
DCT Industrial Trust Inc.	132,392	4,589
First Industrial Realty Trust Inc.	166,224	3,562
EastGroup Properties Inc.	47,980	2,886
STAG Industrial Inc.	96,998	2,281
Monmouth Real Estate Investment Corp.	81,180	902
		46,951
Office REITs (16.1%)
Boston Properties Inc.	230,072	32,321
Vornado Realty Trust	253,942	28,441
SL Green Realty Corp.	145,043	18,621
Digital Realty Trust Inc.	203,692	13,436
Alexandria Real Estate Equities Inc.	108,266	10,614
Kilroy Realty Corp.	126,389	9,627
BioMed Realty Trust Inc.	296,925	6,728
Highwoods Properties Inc.	137,198	6,281
Douglas Emmett Inc.	206,732	6,163
* Equity Commonwealth	174,319	4,628
Piedmont Office Realty Trust Inc. Class A	231,945	4,316
Brandywine Realty Trust	269,126	4,301
Corporate Office Properties Trust	139,110	4,087
Hudson Pacific Properties Inc.	105,792	3,511
DuPont Fabros Technology Inc.	99,013	3,236
New York REIT Inc.	244,006	2,557
Mack-Cali Realty Corp.	127,246	2,453
Government Properties Income Trust	105,916	2,420
Parkway Properties Inc.	116,996	2,030
Gramercy Property Trust Inc.	67,358	1,891
Franklin Street Properties Corp.	135,557	1,738
CyrusOne Inc.	55,291	1,721
CoreSite Realty Corp.	32,771	1,595
QTS Realty Trust Inc. Class A	33,864	1,233
		173,949
Residential REITs (16.6%)
Equity Residential	517,421	40,286
AvalonBay Communities Inc.	198,383	34,568
Essex Property Trust Inc.	96,093	22,092
UDR Inc.	383,509	13,051
Camden Property Trust	129,817	10,143
Apartment Investment & Management Co.	223,346	8,791
Mid-America Apartment Communities Inc.	113,147	8,743
American Campus Communities Inc.	158,010	6,774
Equity LifeStyle Properties Inc.	119,772	6,581
Home Properties Inc.	86,261	5,977
Post Properties Inc.	81,828	4,658
Sun Communities Inc.	68,542	4,573
American Homes 4 Rent Class A	237,810	3,936
Education Realty Trust Inc.	71,444	2,528

Associated Estates Realty Corp.	86,775	2,142
Starwood Waypoint Residential Trust	56,825	1,469
Silver Bay Realty Trust Corp.	53,467	864
* American Residential Properties Inc.	46,325	833
Campus Crest Communities Inc.	98,076	702
		178,711
Retail REITs (25.9%)
Simon Property Group Inc.	467,058	91,375
General Growth Properties Inc.	797,245	23,559
Macerich Co.	211,546	17,840
Realty Income Corp.	334,636	17,267
Kimco Realty Corp.	618,344	16,602
Federal Realty Investment Trust	102,402	15,075
Regency Centers Corp.	140,131	9,534
DDR Corp.	460,353	8,572
National Retail Properties Inc.	197,117	8,076
Taubman Centers Inc.	95,193	7,342
Brixmor Property Group Inc.	269,121	7,145
Weingarten Realty Investors	174,565	6,281
Retail Properties of America Inc.	355,450	5,698
Tanger Factory Outlet Centers Inc.	144,124	5,069
CBL & Associates Properties Inc.	255,927	5,067
WP GLIMCHER Inc.	276,881	4,604
Acadia Realty Trust	102,045	3,559
Kite Realty Group Trust	125,487	3,535
Urban Edge Properties	127,071	3,012
Equity One Inc.	102,442	2,734
Retail Opportunity Investments Corp.	139,889	2,560
Pennsylvania REIT	103,516	2,405
Ramco-Gershenson Properties Trust	116,762	2,172
Alexander's Inc.	3,469	1,584
Inland Real Estate Corp.	135,987	1,454
Excel Trust Inc.	92,086	1,291
Saul Centers Inc.	18,958	1,084
Rouse Properties Inc.	51,986	986
Urstadt Biddle Properties Inc. Class A	39,548	912
Agree Realty Corp.	25,981	857
Cedar Realty Trust Inc.	108,425	812
Getty Realty Corp.	40,414	735
		278,798
Specialized REITs (9.0%)
Public Storage	220,646	43,498
Extra Space Storage Inc.	166,077	11,222
Iron Mountain Inc.	247,417	9,026
Corrections Corp. of America	175,054	7,048
CubeSmart	244,747	5,911
EPR Properties	85,898	5,156
Gaming and Leisure Properties Inc.	135,206	4,985
GEO Group Inc.	111,527	4,878
Sovran Self Storage Inc.	50,789	4,771
		96,495
Total Real Estate Investment Trusts (Cost $940,247)		1,077,153
Other Assets and Liabilities-Net (0.0%)		(251)
Net Assets (100%)		1,076,902
* Non-income-producing security.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments).

At March 31, 2015, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At March 31, 2015, the cost of investment securities for tax purposes was $940,247,000. Net unrealized appreciation of investment securities for tax purposes was $136,906,000, consisting of unrealized gains of $185,782,000 on securities that had risen in value since their purchase and $48,876,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 21, 2015
VANGUARD VARIABLE INSURANCE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 21, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.